UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2     Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 15, 2022

PGIM Total Return Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-10.34	-11.69	0.82	2.24	—

Class C	-10.61	-10.28	0.77	1.83	—

Class R	-10.43	-8.93	1.25	2.32	—

Class Z	-10.19	-8.45	1.77	2.86	—

Class R2	-10.36	-8.80	N/A	N/A	0.82 (12/27/2017)

Class R4	-10.25	-8.64	N/A	N/A	1.07 (12/27/2017)

Class R6	-10.20	-8.41	1.86	2.94	—

Bloomberg US Aggregate Bond Index

	-9.47	-8.51	1.20	1.73	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)

					Class R2, Class R4 (12/27/2017)

Bloomberg US Aggregate Bond Index					0.94

*Not annualized

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder services fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Total Return Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.22	2.99	2.99

Class C	0.17	2.35	2.34

Class R	0.20	2.83	2.54

Class Z	0.24	3.36	3.33

Class R2	0.21	2.95	2.90

Class R4	0.23	3.21	3.18

Class R6	0.24	3.47	3.46

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	48.3

AA	7.4

A	11.2

BBB	20.0

BB	9.4

B	3.4

CCC	1.6

Not Rated	5.0

Cash/Cash Equivalents	-6.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Total Return Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 896.60	0.76%	$3.57

	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Class C	Actual	$1,000.00	$ 893.90	1.48%	$6.95

	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class R	Actual	$1,000.00	$ 895.70	1.01%	$4.75

	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Class Z	Actual	$1,000.00	$ 898.10	0.49%	$2.31

	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

Class R2	Actual	$1,000.00	$ 896.40	0.89%	$4.18

	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Class R4	Actual	$1,000.00	$ 897.50	0.64%	$3.01

	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Class R6	Actual	$1,000.00	$ 898.00	0.39%	$1.84

	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments   (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 105.5%

ASSET-BACKED SECURITIES 25.8%

Automobiles 1.0%

Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$18,763,646
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	25,252,061
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D	1.730	07/15/26		2,600	2,545,372
Series 2022-01A, Class E, 144A	5.020	10/15/29		20,400	19,386,479
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,881,169
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,917,852
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	16,402,852
Ford Credit Floorplan Master Owner Trust,
Series 2020-01, Class C	1.420	09/15/25		16,000	15,539,694
Series 2020-02, Class C	1.870	09/15/27		10,800	9,988,358
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		106,400	95,087,126
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	9,122,157
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	5,829,816
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		762	756,738
Series 2020-01, Class E, 144A	3.715	01/25/28		813	810,619
Series 2020-01, Class R, 144A	33.784	01/25/28		17,834	21,862,134
Series 2020-02, Class D, 144A	1.487	02/25/28		976	961,790
Series 2020-02, Class R, 144A	31.355	02/25/28		6,420	7,650,296
Series 2021-01, Class E, 144A	2.365	09/25/28		2,194	2,148,313
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,624,243
Series 2021-01, Class R, 144A	28.348	09/25/28		6,100	7,325,123
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	5,854,441
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	3,846,040
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,702,703
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	117,375,376
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,709,065
Santander Bank NA,
Series 2021-01A, Class E, 144A	6.171	12/15/31		4,250	4,024,313
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class R, 144A	0.000	08/15/28		27	3,176,308

See Notes to Financial Statements.

PGIM Total Return Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220%	09/15/26		16,700	$16,530,612
World Omni Select Auto Trust,
Series 2020-A, Class D	1.700	10/15/26		10,000	9,627,785

					460,702,481

Collateralized Loan Obligations 22.1%

AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	1.000(c)	06/15/34	EUR	24,500	25,617,088
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.144(c)	07/15/31		141,083	140,196,477
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.244(c)	01/19/35		57,250	56,575,933
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	04/15/34	EUR	47,000	48,897,928
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	0.770(c)	04/15/32	EUR	39,750	41,590,150
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	69,231,645
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	15,242,224
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.608(c)	11/27/31		76,713	76,183,459
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	06/22/34	EUR	52,000	54,177,733
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 2.100%, Floor 1.180%)	1.180(c)	06/22/34	EUR	22,500	23,638,277
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.144(c)	04/23/31		34,500	34,156,135
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.258(c)	10/21/34		141,000	138,694,988

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Bain Capital Euro CLO Ltd. (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780%(c)	04/20/32	EUR	89,950	$94,362,539
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/15/34	EUR	47,750	49,729,193
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.054(c)	10/15/33		76,925	76,124,642
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.313(c)	01/20/34		173,400	171,689,218
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.334(c)	04/24/34		114,000	112,287,845
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	12/19/32		92,500	91,481,603
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.214(c)	10/15/34		73,525	72,640,237
Blackrock European CLO Designated Activity Co. (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/19/35	EUR	105,500	109,826,688
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.600(c)	08/20/32		113,000	111,972,762
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	47,051	49,011,798
Bosphorus CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	123,800	129,065,641
Broad River Bsl Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.233(c)	07/20/34		19,410	19,118,281
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.144(c)	04/15/32		76,300	75,731,603
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	172,250	179,618,763

See Notes to Financial Statements.

PGIM Total Return Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.275%(c)	07/27/31		52,071	$51,562,773
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.403(c)	07/20/32		35,000	34,772,745
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.143(c)	01/20/32		66,250	65,495,545
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/25/32	EUR	25,000	26,159,996
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.083(c)	04/20/31		31,750	31,478,290
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.143(c)	04/20/31		41,500	41,043,500
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	07/20/34		170,500	168,145,088
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.348(c)	01/25/33		160,750	159,162,111
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.163(c)	07/20/31		27,500	27,325,072
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	01/20/35		72,425	71,484,634
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	07/20/34		89,850	88,780,408
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	68,500	71,869,903
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.164(c)	04/24/31		24,250	24,009,440
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.103(c)	04/20/31		33,500	33,199,257
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.184(c)	07/15/34		61,250	60,871,787
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	2.104(c)	10/15/31		107,000	105,862,258

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	2.253%(c)	07/20/34		59,500	$58,826,823
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.366(c)	01/17/34		102,500	101,432,411
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	5,580,530
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	09/15/31	EUR	110,885	116,090,793
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/23/32	EUR	236,250	246,302,067
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	15,585,059
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	53,500	55,946,896
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.274(c)	10/15/29		78,667	78,467,243
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.324(c)	07/15/29		9,585	9,562,005
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.164(c)	07/15/31		127,600	126,800,726
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	2.234(c)	07/15/34		45,100	44,586,410
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	10/20/34		88,000	86,999,106
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.213(c)	04/20/34		112,250	111,696,248
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.286(c)	01/22/31		25,000	24,864,137
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.054(c)	04/15/31		146,700	145,408,571
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.444(c)	04/15/31		10,000	9,799,399
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.244(c)	04/26/31		57,750	57,213,399

See Notes to Financial Statements.

PGIM Total Return Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Henley CLO DAC (Ireland),
Series 3A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970%(c)	12/25/35	EUR	43,250	$45,015,054
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	2.223(c)	10/20/29		13,782	13,718,317
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	2.688(c)	10/20/29		1,025	1,017,059
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.335(c)	05/06/30		239,900	238,293,486
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.315(c)	02/05/31		14,402	14,294,728
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.214(c)	04/25/31		24,640	24,420,359
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	2.238(c)	10/20/31		147,537	146,715,146
Jubilee CLO Ltd. (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	07/15/34	EUR	21,317	22,106,791
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	1.000(c)	07/15/34	EUR	30,000	31,288,919
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	01/15/31		21,400	21,319,213
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.233(c)	07/20/34		89,750	88,390,970
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.223(c)	07/20/34		112,750	111,399,931
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.800(c)	07/15/32	EUR	94,380	98,510,381
Series 15A, Class A2, 144A, 3 Month EURIBOR + 1.350% (Cap 2.850%, Floor 1.350%)	1.350(c)	11/25/32	EUR	30,250	31,980,788
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	2.038(c)	10/21/30		159,509	158,101,190

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	2.056%(c)	01/22/28		50,217	$49,924,913
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.124(c)	10/15/32		186,000	183,594,648
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.164(c)	07/17/34		94,500	93,171,217
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		74,525	73,765,859
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.218(c)	04/21/31		38,539	38,317,130
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.898(c)	04/21/31		17,500	17,114,802
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.213(c)	07/20/31		54,250	53,894,972
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.011(c)	10/12/30		122,408	121,566,850
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.294(c)	10/15/34		37,450	37,102,007
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	2.166(c)	04/22/29		76,250	75,877,770
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	07/22/34	EUR	98,400	102,919,747
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	1.150(c)	07/22/34	EUR	26,500	27,119,841
OAK Hill European Credit Partners DAC (Ireland),
Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/20/32	EUR	30,804	32,327,692
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)	1.933(c)	10/20/27		11,039	11,018,128
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.246(c)	04/22/30		105,500	104,629,498
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.054(c)	07/17/29		102,393	101,954,164

See Notes to Financial Statements.

PGIM Total Return Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.536%(c)	10/30/30		28,192	$28,209,604
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	2.113(c)	04/20/31		94,500	93,630,496
OZLME DAC (Netherlands),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	08/24/30	EUR	67,000	70,389,862
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.610(c)	05/21/34		144,500	142,801,720
Palmer Square European CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	04/15/35	EUR	15,000	15,641,694
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	04/15/35	EUR	10,500	10,973,420
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.330(c)	08/20/27		5,301	5,280,666
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.194(c)	07/15/31		69,700	69,154,144
Providus CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	07/15/31	EUR	203,900	212,703,676
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.520(c)	02/20/30		135,214	134,630,331
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.078(c)	06/20/34		40,600	39,949,296
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	10/20/34		97,000	95,811,013
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.359(c)	07/25/31		37,000	36,617,609
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.093(c)	04/20/31		89,066	88,294,806

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.415%(c)	05/07/31		75,000	$74,468,010
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.613(c)	04/20/29		33,250	32,617,838
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.294(c)	04/25/31		17,850	17,745,005
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.303(c)	07/20/30		22,179	22,127,081
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.043(c)	10/20/30		84,000	83,323,069
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.143(c)	01/20/32		71,830	71,273,310
St. Paul’s CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	10/25/35	EUR	34,750	36,185,318
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	04/25/30	EUR	104,358	109,421,728
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	112,567	118,028,694
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	0.890(c)	07/18/34	EUR	90,050	93,665,726
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.284(c)	07/23/33		121,000	119,717,836
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.419(c)	10/29/34		141,000	139,299,526
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.223(c)	04/20/34		47,500	46,806,068
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.284(c)	01/17/30		83,299	83,099,626
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.263(c)	07/20/31		3,250	3,233,359
TICP CLO Ltd. (Cayman Islands),
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.044(c)	04/26/28		66,715	66,299,556

See Notes to Financial Statements.

PGIM Total Return Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Tikehau CLO BV (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900%(c)	10/15/31	EUR	50,700	$53,067,871
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/25/34	EUR	98,050	102,456,750
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/15/34	EUR	115,250	120,434,344
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	3.263(c)	07/20/32		33,500	33,177,502
Trinitas CLO Ltd. (Cayman Islands),
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.163(c)	07/20/31		70,000	69,461,924
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	0.950(c)	07/20/34	EUR	61,900	64,512,290
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	07/20/34	EUR	24,000	25,065,977
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	2.304(c)	01/15/32		38,750	38,488,356
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.144(c)	07/18/31		38,373	38,081,494
Vibrant CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	07/20/31		195,000	193,651,653
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.034(c)	04/18/31		99,475	98,640,377
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.064(c)	04/17/30		64,798	64,462,289
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.124(c)	10/17/32		139,500	138,131,644
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.204(c)	07/19/34		121,000	119,110,791
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	65,000	68,219,504
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	10/15/34	EUR	81,870	85,509,906

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.334%(c)	04/15/30		64,013	$63,851,592
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.994(c)	04/15/29		35,075	34,870,501
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	07/20/31		141,173	140,589,098

					10,307,303,000

Consumer Loans 0.8%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	15,207,423
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,542,733
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		67,920	67,501,226
Series 2019-02A, Class A, 144A	2.780	04/20/28		43,500	43,051,258
Series 2021-01A, Class C, 144A	3.410	11/20/31		1,300	1,155,334
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		24,000	23,972,419
Series 2020-AA, Class A, 144A	2.190	08/21/34		25,800	24,804,886
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		18,878	18,969,092
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	62,404,843
Oportun Funding LLC,
Series 2020-01, Class C, 144A	5.660	05/15/24		2,500	2,499,916
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		53,700	53,673,155
Series 2019-A, Class C, 144A	4.750	08/08/25		14,706	14,711,102
Series 2019-A, Class D, 144A	6.220	08/08/25		5,006	5,008,143
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		36,300	35,216,028
Series 2021-A, Class D, 144A	5.400	03/08/28		1,500	1,452,576

					384,170,134

Home Equity Loans 0.0%

ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	1.308(c)	04/25/33		2,505	2,445,551

See Notes to Financial Statements.

PGIM Total Return Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.368%(c)	01/25/35	190	$185,238
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.643(c)	11/25/33	430	423,644
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	1.408(c)	12/25/33	777	756,074
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	3.143(c)	01/25/34	34	34,593
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.643(c)	12/25/34	1,374	1,341,696
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.643(c)	09/25/34	206	202,527
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	2.243(c)	12/25/34	1	542
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	1.868(c)	10/25/32	21	20,663
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	11/25/33	367	361,678
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	3.593(c)	10/25/31	43	45,792
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	644	310,085
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.958(c)	08/25/33	567	561,059
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	1.598(c)	01/25/35	94	94,072
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	1.388(c)	07/25/34	214	211,055

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.943%(c)	04/25/33	1,117	$1,112,735
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	1.468(c)	03/25/34	483	452,859
Series 2004-HE08, Class A7, 1 Month LIBOR +1.060% (Cap N/A, Floor 1.060%)	1.728(c)	09/25/34	663	623,098
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	1.388(c)	10/25/33	1,153	1,116,408
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	1.553(c)	05/25/34	348	340,933

				10,640,302

Other 0.5%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.354(c)	10/16/23	29,500	29,526,140
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.018(c)	04/25/23	71,300	70,428,400
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24	132,480	129,978,539

				229,933,079

Residential Mortgage-Backed Securities 0.5%

Chase Funding Trust,
Series 2002-02, Class 1A5	6.333	04/25/32	95	95,386
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.368(c)	12/25/33	478	464,166
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	1.428(c)	08/25/34	85	84,512
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	11/25/34	664	663,146
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	1.088(c)	08/25/34	2,726	2,553,805
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	11/25/34	223	218,598

See Notes to Financial Statements.

PGIM Total Return Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Countrywide Asset-Backed Certificates Trust, (cont’d.)
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	1.448%(c)	11/25/34		247	$244,782
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	2.910	07/25/50		20,782	19,667,677
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	1.463(c)	12/25/35		1,076	1,066,449
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.660%)	1.328(c)	07/25/35		330	335,821
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.403(c)	11/25/60	EUR	44,306	46,123,980
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.643(c)	06/25/34		2,199	2,184,487
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	06/25/35		969	965,418
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	1.463(c)	06/25/34		100	97,701
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	1.228(c)	10/25/34		14	13,301
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	1.188(c)	06/25/35		111	110,587
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	1.388(c)	06/25/35		389	384,492
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	2.513(c)	01/25/35		1,649	1,650,351
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.452(c)	09/27/75	EUR	67,895	70,155,436
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.793(c)	06/25/34		617	608,923
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.618(c)	07/25/33		645	636,687
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	08/25/33		74	73,447

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Structured Asset Investment Loan Trust, (cont’d.)
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.668%(c)	10/25/33		329		$327,953
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.668(c)	09/25/34		780		751,496
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.608(c)	09/25/34		549		538,995
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	1.448(c)	07/25/35		1,278		1,277,065
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	71,742
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	64,797		68,357,893

						219,724,296

Small Business Loan 0.0%

Small Business Administration Participation Certificates,
Series 2003-20I, Class 1	5.130	09/01/23		2		2,225

Student Loans 0.9%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210		23,937,633
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		27,576		27,048,610
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		32,144		31,710,126
Series 2019-A, Class R, 144A	0.000	10/25/48		51,638		11,317,850
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69		6,200		5,748,528
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		84,174		83,281,653
Series 2019-D, Class 1PT, 144A	3.026(cc)	01/16/46		79,689		78,617,616
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		96,491		94,083,978
Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45		2,968		2,894,343

See Notes to Financial Statements.

PGIM Total Return Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918%(c)	11/29/24	16,368	$16,350,001
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918(c)	11/29/24	29,463	29,461,998

				404,452,336

TOTAL ASSET-BACKED SECURITIES (cost $12,562,237,600)				12,016,927,853

BANK LOANS 1.6%

Airlines 0.0%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	20,277	20,085,317

Auto Parts & Equipment 0.0%

American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 2 - 3 Month LIBOR + 2.250%	3.000(c)	04/06/24	3,179	3,162,787
Visteon Corp.,
New Term Loan B, 1 - 3 Month LIBOR + 1.750%	2.386(c)	03/25/24	3,953	3,891,625

				7,054,412

Commercial Services 0.0%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28	5,495	5,463,796

Computers 0.2%

McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%	4.500(c)	03/01/29	55,725	54,624,431
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.514(c)	02/01/28	30,500	30,233,153

				84,857,584

Healthcare-Services 0.0%

Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.020(c)	03/06/25	3,484	3,450,504

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Insurance 0.1%

AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.007%(c)	02/19/28		10,366	$10,175,174
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.764(c)	11/03/24		3,455	3,419,713
New B-8 Term Loan, 1 Month LIBOR + 3.250%	4.014(c)	12/23/26		10,863	10,609,046
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.889(c)	11/03/23		4,056	4,036,527

					28,240,460

Internet 0.0%

Speedster Bidco GmbH (Germany),
Second Lien Term Loan, 3 Month EURIBOR + 6.000%	6.000(c)	03/31/28	EUR	3,975	4,165,909

Leisure Time 0.0%
Kiwi VFS SUB II Sarl (Luxembourg),
Facility B1 Loan, SONIA + 4.033%	4.724(c)	07/29/24	GBP	15,775	19,538,730

Machinery-Construction & Mining 0.0%

Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%	3.202(c)	03/02/27		640	622,198

Media 0.1%

CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.804(c)	07/17/25		10,364	10,158,955
September 2019 Term Loan, 1 Month LIBOR + 2.500%	3.054(c)	04/15/27		9,528	9,333,808
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26		14,997	4,917,790
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		3,158	3,217,135
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.764(c)	05/01/26		12,452	12,339,478

					39,967,166

Metal Fabricate/Hardware 0.1%

Tank Holding Corp.,
Initial Term Loan, SOFR + 6.000%^	6.800(c)	03/31/28		57,775	56,763,937

See Notes to Financial Statements.

PGIM Total Return Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Oil & Gas 0.1%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021%(c)	11/01/25		23,181	$24,745,717

Pharmaceuticals 0.1%

Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24		43,118	43,010,434
Nidda Healthcare Holding GmbH (Germany),
Term Loan F(GBP), SONIA + 4.500%	5.085(c)	08/21/26	GBP	17,000	20,187,574

					63,198,008

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%^	3.014(c)	04/23/26		12,434	12,184,923

Retail 0.7%

CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 3 Month GBP LIBOR + 5.277%	5.721(c)	03/16/26	GBP	7,900	9,434,063
Initial Facility Loan, 3 Month GBP LIBOR + 9.000%	9.471(c)	03/15/27	GBP	10,100	11,930,293
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	8.088(c)	07/27/29	GBP	11,975	14,785,038
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	28,635	29,566,204
Term B, 3 Month GBP LIBOR + 4.750%	5.560(c)	02/06/25	GBP	12,888	15,713,077
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	7.000(c)	04/30/27	EUR	143,012	148,545,053
Stonegate Pub Co. Ltd.,
Second Lien Delayed Draw Term Loan, 3 Month GBP LIBOR + 8.500%^	8.767(c)	03/06/28	GBP	57,200	71,206,879

					301,180,607

Software 0.0%

Boxer Parent Co., Inc.,
2021 Replacement EURO TL, 3 Month EURIBOR + 4.000%	4.000(c)	10/02/25	EUR	1,931	2,014,338

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 0.2%

CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	3.014%(c)	03/15/27	14,788	$14,165,781
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	3.500(c)	05/27/24	38,155	36,259,521
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	10/10/24	1,248	1,153,853
Initial Term B Loan, 1 - 3 Month LIBOR + 3.500%	5.000(c)	10/10/24	28,075	26,221,058

				77,800,213

TOTAL BANK LOANS (cost $792,370,318)				751,333,819

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.7%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	39,245	36,314,698
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	40,253	36,867,981
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.252(cc)	05/15/49	7,683	7,340,321
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	2,621	2,514,742
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	50,900	48,806,895
Series 2017-BNK06, Class A4	3.254	07/15/60	40,530	39,430,218
Series 2017-BNK08, Class A3	3.229	11/15/50	21,300	20,401,338
Series 2018-BNK11, Class A2	3.784	03/15/61	60,775	59,411,361
Series 2019-BN20, Class A2	2.758	09/15/62	60,000	55,163,748
Series 2019-BN21, Class A2	2.300	10/17/52	9,516	9,148,138
Series 2019-BN21, Class A3	2.458	10/17/52	9,000	8,472,339
Series 2019-BN21, Class XB, IO	0.480(cc)	10/17/52	206,158	4,714,524
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	64,270,808
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	31,700,620
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,320,428
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,378,932
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,124,833
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	18,715,377
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	13,900	11,281,628
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	19,295	16,756,563
Series 2019-C03, Class A3	3.319	05/15/52	50,000	47,817,260

See Notes to Financial Statements.

PGIM Total Return Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%) 2.694%(c)		10/15/37	35,000	$34,943,926
Series 2020-C08, Class XB, IO	1.145(cc)	10/15/53	119,592	9,143,430
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	16,398,488
Benchmark Mortgage Trust,
Series 2018-B04, Class A4	3.858	07/15/51	30,000	29,790,513
Series 2019-B10, Class A3	3.455	03/15/62	40,000	38,192,592
Series 2019-B11, Class A4	3.281	05/15/52	61,825	59,134,840
Series 2019-B12, Class A4	2.859	08/15/52	81,000	75,114,994
Series 2019-B13, Class A3	2.701	08/15/57	58,700	53,585,821
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,662,007
Series 2019-B14, Class A4	2.795	12/15/62	57,600	53,239,490
Series 2020-B17, Class A4	2.042	03/15/53	95,550	83,171,803
Series 2020-B21, Class A4	1.704	12/17/53	37,450	31,514,108
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.554(c)	10/15/36	46,300	45,370,630
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.854(c)	10/15/36	90,857	88,805,823
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4	2.624	11/15/52	13,675	12,483,432
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	35,898,534
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	11,280	10,628,437
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	58,238,964
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	76,014,770
Series 2017-CD06, Class A4	3.190	11/13/50	111,000	106,086,174
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	26,881,782
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,435	22,582,304
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	14,245,856
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,664,814
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	2.408(c)	11/15/31	1,839	1,810,717
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	105,000	99,966,478
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	8,148	8,027,437
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	91,598

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2016-P06, Class A4	3.458%	12/10/49	36,307	$35,601,055
Series 2017-C04, Class A3	3.209	10/12/50	90,000	86,278,005
Series 2017-P07, Class A3	3.442	04/14/50	32,600	31,949,855
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	95,955,919
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	11,000	10,914,789
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	80,861,913
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	40,376	39,449,702
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	15,000	14,580,813
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.320(c)	11/15/37	53,917	53,328,919
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.402(cc)	01/10/46	24,690	76,898
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	11,750,479
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,119,059
Series 2014-UBS06, Class A4	3.378	12/10/47	13,671	13,434,255
Series 2016-COR01, Class A3	2.826	10/10/49	42,550	40,590,274
Series 2017-COR02, Class A2	3.239	09/10/50	101,027	96,791,148
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	73,900,800
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.554(c)	09/15/33	15,000	14,680,140
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	31,643,017
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.704(c)	05/15/36	126,856	124,385,771
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	99,640	96,344,277
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	13,079,635
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	580,030
Series 2016-C07, Class A4	3.210	11/15/49	6,275	6,031,188
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	24,951,783
Series 2019-C16, Class A2	3.067	06/15/52	38,000	35,582,793
Series 2019-C17, Class A4	2.763	09/15/52	37,150	33,888,795
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.488(c)	05/15/35	3,882	3,772,487
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	22,278,533
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	22,177	19,427,620
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	54,755,922

See Notes to Financial Statements.

PGIM Total Return Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Deutsche Bank Commercial Mortgage Trust, (cont’d.)
Series 2017-C06, Class A4	3.071%	06/10/50	61,475	$59,585,609
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	30,650	29,208,855
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0021, Class X1, IO	1.502(cc)	06/25/22	76,009	5,594
Series K0024, Class X1, IO	0.894(cc)	09/25/22	93,322	172,104
Series K0025, Class X1, IO	0.901(cc)	10/25/22	24,841	61,679
Series K0026, Class X1, IO	1.050(cc)	11/25/22	153,572	535,137
Series K0027, Class X1, IO	0.821(cc)	01/25/23	231,429	806,020
Series K0038, Class X1, IO	1.246(cc)	03/25/24	139,685	2,445,564
Series K0043, Class X1, IO	0.643(cc)	12/25/24	72,226	891,268
Series K0044, Class X1, IO	0.830(cc)	01/25/25	336,551	5,846,327
Series K0052, Class X1, IO	0.777(cc)	11/25/25	289,139	5,570,491
Series K0053, Class X1, IO	1.018(cc)	12/25/25	133,646	3,604,717
Series K0055, Class X1, IO	1.486(cc)	03/25/26	264,258	11,539,775
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	1,911,409
Series K0069, Class X1, IO	0.478(cc)	09/25/27	528,117	9,129,091
Series K0087, Class X1, IO	0.511(cc)	12/25/28	421,602	9,192,979
Series K0088, Class X1, IO	0.655(cc)	01/25/29	536,156	16,511,306
Series K0090, Class X1, IO	0.852(cc)	02/25/29	460,167	19,530,594
Series K0091, Class X1, IO	0.705(cc)	03/25/29	558,529	18,859,398
Series K0092, Class XAM, IO	1.122(cc)	04/25/29	53,046	3,499,169
Series K0093, Class X1, IO	1.092(cc)	05/25/29	408,374	22,784,303
Series K0095, Class X1, IO	1.084(cc)	06/25/29	520,471	29,293,358
Series K0096, Class X1, IO	1.258(cc)	07/25/29	238,594	16,110,946
Series K0096, Class XAM, IO	1.523(cc)	07/25/29	56,489	4,788,787
Series K0097, Class X1, IO	1.219(cc)	07/25/29	529,060	34,950,795
Series K0101, Class X1, IO	0.947(cc)	10/25/29	469,205	24,302,387
Series K0108, Class X1, IO	1.810(cc)	03/25/30	327,510	35,560,465
Series K0114, Class X1, IO	1.212(cc)	06/25/30	257,364	18,958,125
Series K0735, Class X1, IO	1.095(cc)	05/25/26	261,080	8,538,410
Series K1513, Class X1, IO	0.994(cc)	08/25/34	334,743	24,810,171
Series Q001, Class XA, IO	2.138(cc)	02/25/32	26,775	2,504,794
Series Q002, Class XA, IO	1.048(cc)	07/25/33	33,823	1,900,708
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,155,123	500,977
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,037,608	933,640
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	2.425(c)	08/01/23	174,000	173,553,342
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4	3.890	07/10/51	55,725	55,642,070

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.181%(cc)	11/10/46	22,779	$266,884
Series 2014-GC22, Class XB, IO	0.452(cc)	06/10/47	37,110	262,342
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	15,908
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	25,402,797
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	45,293,573
Series 2017-GS06, Class A2	3.164	05/10/50	69,221	66,317,571
Series 2017-GS07, Class A3	3.167	08/10/50	24,260	23,465,257
Series 2017-GS08, Class A3	3.205	11/10/50	90,000	86,417,568
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	69,555,072
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	46,686,990
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	14,547,254
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	38,601,998
Houston Galleria Mall Trust,
Series 2015-HGLR, Class XCP, IO, 144A	0.315(cc)	03/05/23	525,000	1,035,615
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,539,190
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	14,622,206
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.750(cc)	09/15/47	44,921	518,358
Series 2014-C24, Class A3	3.098	11/15/47	8,040	7,825,837
Series 2014-C25, Class A4A1	3.408	11/15/47	4,074	4,042,299
Series 2014-C26, Class A3	3.231	01/15/48	9,300	9,108,792
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	67,460,136
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,292,838
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	31,053,065
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	36,338,897
Series 2019-COR05, Class XB, IO	1.117(cc)	06/13/52	65,497	3,808,631
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	50,972	48,378,944
Series 2017-C05, Class A4	3.414	03/15/50	26,127	25,159,981
Series 2017-C07, Class A4	3.147	10/15/50	90,000	85,903,263
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	74,338,563
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	22,473	21,375,189
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	30,873,215
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,356,917
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.452(cc)	08/15/45	6,112	309
Series 2013-C07, Class A3	2.655	02/15/46	3,087	3,069,533

See Notes to Financial Statements.

PGIM Total Return Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2013-C08, Class A3	2.863%	12/15/48	2,571	$2,561,168
Series 2013-C09, Class A3	2.834	05/15/46	618	612,882
Series 2015-C24, Class A3	3.479	05/15/48	8,167	8,005,594
Series 2016-C31, Class A4	2.840	11/15/49	42,000	39,625,933
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,100,918
Series 2017-C34, Class A3	3.276	11/15/52	20,000	19,149,760
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	14,346	14,120,707
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,714,163
Series 2017-H01, Class A4	3.259	06/15/50	56,175	53,897,823
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,957,357
Series 2018-H04, Class A3	4.043	12/15/51	33,525	33,045,452
Series 2018-H04, Class A4	4.310	12/15/51	14,120	14,177,669
Series 2019-H06, Class A3	3.158	06/15/52	47,750	44,507,603
Series 2019-H07, Class A3	3.005	07/15/52	72,600	66,523,264
Series 2019-L02, Class A3	3.806	03/15/52	41,900	40,739,592
Series 2019-L03, Class A3	2.874	11/15/52	40,500	36,993,725
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	25,000	22,596,710
Olympic Tower Mortgage Trust,
Series 2017-OT, Class C, 144A	4.077(cc)	05/10/39	21,000	19,236,916
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,916,850
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	19,957,360
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	3.179(c)	11/15/38	75,000	72,945,975
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	70,016	67,546,911
Series 2017-C03, Class A3	3.167	08/15/50	78,800	74,790,932
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,675,606
Series 2017-C06, Class A4	3.320	12/15/50	50,000	48,220,745
Series 2018-C08, Class A3	3.720	02/15/51	13,315	13,145,479
Series 2018-C10, Class A3	4.048	05/15/51	69,500	68,858,800
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,513,712
Series 2018-C15, Class A3	4.075	12/15/51	38,903	38,780,125
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,802,749
Series 2019-C16, Class XB, IO	1.068(cc)	04/15/52	96,253	5,111,641
Series 2019-C17, Class A3	2.669	10/15/52	80,675	73,010,601
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,967,914
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	1,237	1,232,129
Series 2013-C05, Class XA, IO, 144A	1.017(cc)	03/10/46	10,873	34,203
Series 2013-C05, Class XB, IO, 144A	0.558(cc)	03/10/46	96,528	378,959

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548%	08/15/50	4,835	$4,743,073
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	6,944,646
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	13,519,276
Series 2016-C34, Class XB, IO	1.131(cc)	06/15/49	36,018	1,258,865
Series 2016-C35, Class A3	2.674	07/15/48	59,919	57,210,664
Series 2016-C35, Class XB, IO	1.085(cc)	07/15/48	55,952	1,870,733
Series 2016-C36, Class A3	2.807	11/15/59	53,000	50,096,103
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	35,869,609
Series 2017-C38, Class A4	3.190	07/15/50	80,000	77,237,064
Series 2017-C39, Class A4	3.157	09/15/50	115,000	108,832,308
Series 2017-C40, Class A3	3.317	10/15/50	45,680	43,940,195
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	998,154
Series 2018-C44, Class A4	3.948	05/15/51	70,885	70,085,488
Series 2018-C45, Class A3	3.920	06/15/51	46,073	45,164,275
Series 2018-C47, Class A3	4.175	09/15/61	59,016	59,048,364
Series 2018-C48, Class A5	4.302	01/15/52	10,000	10,120,873
Series 2019-C50, Class A4	3.466	05/15/52	35,300	33,650,163
Series 2019-C52, Class A4	2.643	08/15/52	86,325	79,214,885
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,562,241
Series 2019-C54, Class A3	2.892	12/15/52	44,250	40,521,606
Series 2020-C55, Class A4	2.474	02/15/53	58,725	52,462,425

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,704,950,821)				6,348,412,681

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $14,460)	7.000	05/16/22(oo)	109	80,333

CORPORATE BONDS 40.6%

Advertising 0.0%

National CineMedia LLC,
Sr. Unsec’d. Notes(a)	5.750	08/15/26	770	550,006

Aerospace & Defense 1.1%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	7,735,204
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,444,424

See Notes to Financial Statements.

PGIM Total Return Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The),
Sr. Unsec’d. Notes	3.200%	03/01/29	15,385	$13,794,799
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	36,013,343
Sr. Unsec’d. Notes(a)	3.750	02/01/50	1,801	1,376,878
Sr. Unsec’d. Notes	3.900	05/01/49	10,270	8,112,624
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,919,547
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	12,030,543
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	69,760,092
Sr. Unsec’d. Notes	5.930	05/01/60	68,280	67,842,462
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	31,779,702
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	20,620	19,104,350
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	43,642	43,568,689
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	41,472	40,354,451
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	76,106	70,916,221
General Dynamics Corp.,
Gtd. Notes	4.250	04/01/40	10,545	10,419,130
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,702,881
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	21,320	21,329,356
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	50,780
Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	5,622,769
TransDigm UK Holdings PLC,
Gtd. Notes	6.875	05/15/26	266	264,964
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	49,409

				490,192,618

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	73,330	53,707,857
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	29,751,794
Gtd. Notes	3.215	09/06/26	3,440	3,246,474
Gtd. Notes	3.557	08/15/27	40,332	37,633,014
Gtd. Notes	4.390	08/15/37	2,825	2,405,951
Gtd. Notes	4.700	04/02/27	3,555	3,521,218
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	14,740	13,241,017

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100%	05/01/30	30,645	$26,202,481
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450	06/12/25	21,633	21,798,183
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,775	25,326,326

				216,834,315

Airlines 0.5%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.000	01/15/27	3,545	3,334,910
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	1,861	1,770,772
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	3.375	11/01/28	7,995	7,455,717
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.600	03/22/29	8,965	8,560,207
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	562	554,705
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.000	12/10/29	27,910	25,211,038
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	39,616,266
Sr. Unsec’d. Notes	5.250	05/04/25	45,325	46,776,571
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.150	10/11/25	1,643	1,631,842
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450	06/01/29	8,163	7,909,836
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	12,598	11,678,047
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.500	09/01/31	10,274	9,516,052

See Notes to Financial Statements.

PGIM Total Return Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700%	11/01/33	9,300	$8,234,518
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	38,180	36,790,218
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,880,044
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.625	12/03/26	1,177	1,129,415

				219,050,158

Apparel 0.1%

Michael Kors USA, Inc.,
Gtd. Notes, 144A	4.250	11/01/24	10,000	9,787,245
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	17,665	17,086,697

				26,873,942

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	7,175	5,825,933
Sr. Unsec’d. Notes	4.750	01/15/43	20,857	16,796,610
Sr. Unsec’d. Notes	5.291	12/08/46	19,661	16,901,954
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	5,387,883
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.900	02/16/28	8,275	7,097,485
Sr. Unsec’d. Notes	3.096	05/04/23	750	741,704
Sr. Unsec’d. Notes	3.350	11/01/22	16,355	16,357,410
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	30,746,705
Sr. Unsec’d. Notes(a)	4.375	08/06/23	13,975	13,988,311
Sr. Unsec’d. Notes	5.584	03/18/24	493	498,171
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	217,001
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	35,760	36,941,808
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,864,977
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	9,148,361
Sr. Unsec’d. Notes	6.800	10/01/27	19,355	20,836,489
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	21,265	21,388,627
Gtd. Notes	3.850	01/05/28	20,453	19,375,711
Gtd. Notes	4.000	10/06/26	7,785	7,612,680
Gtd. Notes(a)	4.350	01/17/27	23,775	23,453,828

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes(a)	5.250%	03/01/26		2,435	$2,500,192
Sr. Unsec’d. Notes(a)	1.700	08/18/23		38,995	38,228,039
Sr. Unsec’d. Notes(a)	2.350	01/08/31		84,135	68,034,412
Sr. Unsec’d. Notes	2.900	02/26/25		46,895	45,425,970
Sr. Unsec’d. Notes	5.650	01/17/29		5,920	6,095,458
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25		6,980	6,938,960

					428,404,679

Auto Parts & Equipment 0.2%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	9,631,211
Gtd. Notes, 144A	4.875	08/15/26		4,025	3,592,696
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		5,245	5,063,678
Gtd. Notes(a)	6.500	04/01/27		33,622	31,453,681
Gtd. Notes(a)	6.875	07/01/28		4,500	4,236,496
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A(a)	5.625	11/15/26		725	339,500
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25		5,513	5,484,656
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.500	02/15/32		4,100	3,392,890
Sr. Unsec’d. Notes	5.625	06/15/28		50	47,712
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		3,587	3,598,050
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	3,953,023

					70,793,593

Banks 11.1%

Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,549,058
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26		12,800	11,642,426
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.131(c)	04/12/23		3,400	3,419,198
Sub. Notes	2.749	12/03/30		6,400	5,283,000
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)		31,720	30,274,026
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		4,865	4,752,764
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		5,370	4,921,016

See Notes to Financial Statements.

PGIM Total Return Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.592%(ff)	04/29/31	11,505	$9,968,744
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	43,680	37,567,822
Sr. Unsec’d. Notes	2.972(ff)	02/04/33	31,200	27,206,907
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	2,293	2,287,456
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,745,295
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	74,732,205
Sr. Unsec’d. Notes, MTN(a)	1.898(ff)	07/23/31	25,805	21,063,355
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	189,037,898
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	41,421,694
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,085,307
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,062,311
Sr. Unsec’d. Notes, MTN(a)	3.974(ff)	02/07/30	14,865	14,357,088
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	45,320,769
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,012,825
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	89,558	84,924,784
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	34,693,188
Sub. Notes, MTN	4.000	01/22/25	43,955	44,020,629
Sub. Notes, MTN	4.450	03/03/26	45,640	45,769,879
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Series G, MTN	3.000	02/24/25	9,098	9,030,723
Bank Rakyat Indonesia Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes	3.950	03/28/24	1,000	1,001,938
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	15,595	14,039,595
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	5,800	4,898,638
Sr. Unsec’d. Notes(a)	2.894(ff)	11/24/32	4,450	3,721,253
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	111,943,980
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	18,560	18,642,231
Sub. Notes	4.836	05/09/28	12,120	11,948,963
Sub. Notes	5.088(ff)	06/20/30	19,770	19,421,004
BNP Paribas SA (France),
Gtd. Notes, MTN(a)	3.250	03/03/23	4,525	4,559,302
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	71,690	63,702,518
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	30,000	25,870,264
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	14,750	12,520,410
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	58,997,182
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	4,458	4,376,437
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	1,435	1,435,644
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,990,183
Sub. Notes, 144A, MTN(a)	4.375	05/12/26	8,755	8,668,439

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000%	05/22/22	4,005	$4,007,951
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	27,277,574
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	23,750	19,312,508
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	19,173,269
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,085,408
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,992,454
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,482,154
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,017,226
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	21,768,282
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	23,900,458
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	38,921,543
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	43,921,150
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	28,601,544
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	32,375	27,359,376
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	157,756,072
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	43,651,535
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,257,060
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	22,843,206
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,130,555
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,912,239
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	78,929	73,051,296
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,656,927
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,544,944
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	49,927,695
Sub. Notes	4.300	11/20/26	705	703,953
Sub. Notes	4.400	06/10/25	22,485	22,657,116
Sub. Notes	4.450	09/29/27	470	467,270
Sub. Notes	4.750	05/18/46	42,640	40,382,889
Credit Agricole SA (France),
Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	1,024,534
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	6,130	6,118,838
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	3,590	3,525,734
Sr. Unsec’d. Notes	3.800	06/09/23	23,170	23,254,030
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,053,701
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,166,230
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	30,500	28,331,216
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,403,719

See Notes to Financial Statements.

PGIM Total Return Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.800%	09/15/22		1,930	$1,941,259
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		60,295	54,583,739
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		22,650	21,991,016
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		27,405	24,874,836
Sr. Unsec’d. Notes	3.950	02/27/23		9,250	9,297,262
Sr. Unsec’d. Notes	3.961(ff)	11/26/25		9,130	8,978,595
Sub. Notes	3.729(ff)	01/14/32		15,400	12,726,847
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		10,000	10,058,373
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23		10,000	10,035,512
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	55,000	68,922,176
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,525	6,340,099
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	9,370,285
Sr. Unsec’d. Notes	4.250	03/13/26		675	675,789
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O(a)	5.300(ff)	11/10/26(oo)		7,450	7,385,291
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		5,965	5,183,988
Sr. Unsec’d. Notes	1.431(ff)	03/09/27		15,995	14,303,603
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		48,415	39,135,571
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		54,500	46,144,604
Sr. Unsec’d. Notes	2.908(ff)	06/05/23		16,250	16,247,229
Sr. Unsec’d. Notes	3.210(ff)	04/22/42		110,085	88,716,060
Sr. Unsec’d. Notes	3.272(ff)	09/29/25		24,791	24,399,282
Sr. Unsec’d. Notes	3.500	01/23/25		24,530	24,323,266
Sr. Unsec’d. Notes	3.500	04/01/25		3,630	3,586,454
Sr. Unsec’d. Notes	3.750	02/25/26		31,393	31,174,156
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		16,800	16,129,504
Sr. Unsec’d. Notes	3.850	01/26/27		41,450	40,559,543
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		10,000	9,782,412
Sr. Unsec’d. Notes, EMTN	2.500(cc)	11/26/22		14,100	14,057,079
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24		95,768	96,206,899
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23		9,890	9,886,208
Sub. Notes	5.150	05/22/45		12,240	12,313,767
Sub. Notes	6.750	10/01/37		216	248,078
Grupo Aval Ltd. (Colombia),
Gtd. Notes	4.750	09/26/22		454	455,096

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.132%(c)	09/28/24	10,000	$9,611,102
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	3,892,686
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,615,816
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	9,365	9,199,923
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,198,090
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes	2.957	11/08/22	3,000	2,999,551
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,394,929
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	30,100	28,811,382
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	27,655,800
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	70,340,265
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709(c)	07/30/22(oo)	2,878	2,842,918
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	82,994,151
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	25,610,915
Sr. Unsec’d. Notes(a)	1.953(ff)	02/04/32	2,845	2,323,413
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	37,745	32,786,294
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	89,187,450
Sr. Unsec’d. Notes(a)	2.739(ff)	10/15/30	100,670	89,359,844
Sr. Unsec’d. Notes	3.200	06/15/26	17,085	16,678,328
Sr. Unsec’d. Notes(a)	3.300	04/01/26	15,650	15,303,406
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	38,755	30,956,922
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	58,972,173
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	86,536,301
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	6,500,488
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,180,657
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	18,153,503
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	172,240	171,648,037
Sub. Notes	3.375	05/01/23	2,775	2,790,000
Sub. Notes	3.875	09/10/24	18,575	18,668,229
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	7,979,230
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.750	01/11/27	16,495	16,065,668
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,060,671

See Notes to Financial Statements.

PGIM Total Return Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes	2.900%	02/06/25	22,225	$21,868,380
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,275,498
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	450	372,574
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	124,435	109,517,495
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,701,603
Sr. Unsec’d. Notes, GMTN(a)	3.750	02/25/23	18,090	18,195,627
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	48,334,101
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	10,525	10,455,532
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	133,348	151,754,907
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	13,210	11,125,341
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	15,613,380
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	47,060,938
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	27,980,924
Sr. Unsec’d. Notes, MTN(a)	3.971(ff)	07/22/38	12,045	11,116,535
Sub. Notes, GMTN	4.350	09/08/26	15,545	15,566,053
Sub. Notes, MTN	3.950	04/23/27	16,325	16,004,303
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	26,746,772
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	55,539	53,926,663
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	25,625,243
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	5,882,660
People’s United Bank NA,
Sub. Notes	4.000	07/15/24	500	502,395
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,191,397
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,606,284
Sr. Unsec’d. Notes	3.450	04/23/29	19,895	19,140,206
Rheinland-Pfalz Bank (Germany),
Sub. Notes	6.875	02/23/28	7,600	8,830,982
Sub. Notes, 144A	6.875	02/23/28	3,463	4,023,907
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	23,105	23,081,921
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	42,385,220
State Street Corp.,
Sub. Notes	2.200	03/03/31	36,725	31,190,650

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	3.000%	01/18/23	5,125	$5,135,455
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24	73,420	71,793,428
Truist Bank,
Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,667,660
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	33,214,988
Sub. Notes, MTN	3.875	03/19/29	7,550	7,337,244
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	11,645	11,312,923
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	15,960,015
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	10,355	10,335,943
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,834,844
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	24,420	24,419,940
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	21,592,022
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,426,022
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	33,415	30,550,508
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	52,408,495
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	7,811,339
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	88,435,113
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	23,086	20,717,460
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	217,114	216,899,884

				5,143,812,798

Beverages 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,400	25,156,638
Gtd. Notes	4.900	02/01/46	43,895	43,289,566
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	42,016,274
Gtd. Notes	5.550	01/23/49	49,910	53,183,607
Gtd. Notes	8.000	11/15/39	1,880	2,498,270
Gtd. Notes	8.200	01/15/39	445	600,645

				166,745,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology 0.0%

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	4.800%	04/01/44		1,945	$1,913,871

Building Materials 0.1%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29		413	396,533
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,328,198
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes	3.850	02/01/23		673	677,515
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,251,365
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	20,068,312
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	3,940,873
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		7,200	6,914,863
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31		18,650	14,836,883
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	41,785
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		1,325	1,219,979
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	6.500	03/15/27		500	498,896

					54,175,202

Chemicals 0.8%

Ashland LLC,
Gtd. Notes	6.875	05/15/43		11,140	12,493,197
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500	01/10/28		2,600	2,446,951
Gtd. Notes, 144A	4.500	01/10/28		13,200	12,422,981
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,710,128
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	8,278,045
Gtd. Notes	5.375	03/15/44		19,358	19,560,409
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		50	48,709
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	4,395	4,461,403
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	70,545

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Dow Chemical Co. (The), (cont’d.)
Sr. Unsec’d. Notes	4.800%	05/15/49		10,718	$10,646,315
Sr. Unsec’d. Notes	5.250	11/15/41		8,490	8,813,984
Sr. Unsec’d. Notes	5.550	11/30/48		1,589	1,734,944
Sr. Unsec’d. Notes	9.400	05/15/39		125	186,080
Eastman Chemical Co.,
Sr. Unsec’d. Notes(a)	3.800	03/15/25		9,781	9,739,859
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49		12,925	12,107,819
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A	3.268	11/15/40		16,685	13,430,483
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44		10,495	10,130,961
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		14,600	11,842,568
Gtd. Notes	4.200	10/15/49		39,600	34,845,166
Gtd. Notes	4.200	05/01/50		22,000	19,195,530
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	4.625	02/26/55		5,900	5,358,183
Sr. Unsec’d. Notes	5.750	04/15/24		2,279	2,354,060
Monitchem HoldCo 2 SA (Luxembourg),
Gtd. Notes	9.500	09/15/26	EUR	1,900	2,024,700
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	3,942,837
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43		3,455	3,734,888
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		1,589	1,566,430
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		3,190	3,158,100
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	1,805,757
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,470,821
Sr. Unsec’d. Notes(a)	5.000	04/01/49		3,628	3,833,980
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	8,459,681
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	27,900	30,079,623
Sasol Financing International Ltd. (South Africa),
Gtd. Notes	4.500	11/14/22		13,900	13,861,799
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		47,980	47,892,707
Gtd. Notes(a)	6.500	09/27/28		7,510	7,421,862
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes(a)	2.950	08/15/29		10,000	9,201,851

See Notes to Financial Statements.

PGIM Total Return Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sherwin-Williams Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.450%	08/01/25		1,240	$1,231,424
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	9,700	9,798,112
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	11,800	11,299,061
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost
$10,423,375; purchased 07/19/19 - 06/18/20)(f)	10.500	08/01/24		10,675	3,576,398
Sr. Sec’d. Notes, 144A (original cost $2,578,980; purchased 02/01/21)(f)	10.875	08/01/24		2,631	2,676,668
Sr. Sec’d. Notes, 144A (original cost $1,080,568; purchased 03/01/22 - 03/10/22)^(f)	10.875	08/01/24		1,102	1,118,712
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30		95	82,572
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27		7,500	7,050,200

					380,166,503

Commercial Services 0.9%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28		1,889	1,733,182
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,305,461
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	25,714,796
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		50	48,566
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		21,390	18,940,956
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	13,261,502
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		50	48,039
California Institute of Technology,
Sr. Unsec’d. Notes(a)	3.650	09/01/2119		39,775	30,293,898
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	2,064,859
Cintas Corp. No. 2,
Gtd. Notes	3.700	04/01/27		6,325	6,287,756
Cleveland Clinic Foundation (The),
Unsec’d. Notes(a)	4.858	01/01/2114		2,815	2,814,257
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,268,883

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Equifax, Inc.,
Sr. Unsec’d. Notes	3.950%	06/15/23		13,305	$13,420,083
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	27,176,519
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,084,722
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,594,702
Gtd. Notes, 144A	4.200	11/01/46		7,890	7,112,856
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,461,787
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,783,390
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,986,599
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	6,178,775
Leland Stanford Junior University (The),
Unsec’d. Notes	3.647	05/01/48		7,250	6,900,301
Loxam SAS (France),
Sr. Sec’d. Notes	3.750	07/15/26	EUR	2,325	2,359,718
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	18,600	17,832,008
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	32,550	32,364,152
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	15,688,438
Unsec’d. Notes	4.678	07/01/2114		3,000	3,116,300
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A(a)	5.000	02/01/25		1,630	1,633,582
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	6,847,880
Unsec’d. Notes	3.150	07/15/46		9,930	8,876,533
Unsec’d. Notes(a)	3.300	07/15/56		3,840	3,431,425
Unsec’d. Notes	3.619	10/01/37		4,010	3,888,156
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30		1,685	1,456,630
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	851,109
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		5,275	4,594,320
Gtd. Notes(a)	3.875	02/15/31		1,376	1,217,949
Gtd. Notes	4.875	01/15/28		70,980	69,084,128
Gtd. Notes	5.250	01/15/30		25,821	25,346,780
Gtd. Notes	5.500	05/15/27		870	889,472
University of Chicago (The),
Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	5,489,040

See Notes to Financial Statements.

PGIM Total Return Bond Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226%	10/01/2120		5,210	$3,622,145
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	9,108,202

					424,179,856

Computers 0.1%

Apple, Inc.,
Sr. Unsec’d. Notes	4.650	02/23/46		1,855	1,960,609
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,601,146
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A(a)	4.000	07/01/29		2,850	2,632,958
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	25,274,745
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31		20,140	16,604,181
NCR Corp.,
Gtd. Notes, 144A	5.750	09/01/27		500	483,006

					49,556,645

Diversified Financial Services 1.3%

Air Lease Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	1.176(c)	12/15/22		58,000	57,912,428
Aircraft Finance Co. Ltd. (China),
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,850	1,784,949
ALEX Alpha LLC,
U.S. Gov’t. Gtd. Notes	1.617	08/15/24		1,087	1,070,614
Blackstone Private Credit Fund,
Sr. Sec’d. Notes	2.500	05/03/27		43,775	43,775,000
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,462,461
Gtd. Notes, 144A	5.600	11/25/39		4,045	4,929,713
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)		25,550	25,817,647
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	24,009,242
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.500(cc)	06/12/24		42,866	43,443,294
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		32,200	30,084,602

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Discover Financial Services,
Sr. Unsec’d. Notes	3.750%	03/04/25		14,835	$14,827,541
Eole Finance SPC (France),
Gtd. Notes	2.341	02/24/24		10,352	10,294,880
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	2.824(c)	05/31/25		196,680	196,680,000
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32		44,020	35,995,073
Sr. Unsec’d. Notes	6.500	01/20/43		820	893,638
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	3,500	4,081,704
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		16,055	14,664,510
Gtd. Notes, 144A	6.000	01/15/27		15,935	15,471,906
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		7,950	6,754,687
Gtd. Notes	5.375	11/15/29		202	181,450
Gtd. Notes(a)	6.625	01/15/28		5,050	4,992,482
Gtd. Notes	6.875	03/15/25		550	555,352
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/29		5,100	4,109,261
Penta Aircraft Leasing LLC,
U.S. Gov’t. Gtd. Notes	1.691	04/29/25		1,394	1,364,711
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates	1.923(s)	06/02/25		3,453	3,267,924
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500	06/15/22		570	572,855
U.S. Gov’t. Gtd. Notes	8.950	06/15/22		1,521	1,532,942
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,920,765
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes	7.390	12/02/24		10,742	11,779,189
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,515,371
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24		2,564	2,586,218
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,585,238

See Notes to Financial Statements.

PGIM Total Return Bond Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	1,925	$1,686,263

				581,603,910

Electric 3.2%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes	3.625	01/12/23	2,254	2,271,018
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26	1,300	1,269,071
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	4,903,920
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	6,506,091
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	7,206	6,148,006
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	15,626,601
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A	1.841	11/15/23	95,000	90,866,072
Appalachian Power Co.,
Sr. Unsec’d. Notes	3.400	06/01/25	15,645	15,563,542
Avangrid, Inc.,
Sr. Unsec’d. Notes(a)	3.800	06/01/29	21,920	21,269,653
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	21,010	19,378,140
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,575	1,460,844
Sr. Sec’d. Notes, 144A	5.250	06/01/26	166	164,485
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	23,192	20,271,739
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	35,723,797
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	48,616	44,162,982
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	6,685	6,297,841
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30	26,025	23,575,298
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,184,818
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	22,571,563
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	45,602	42,173,382

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Commonwealth Edison Co.,
First Mortgage	3.700%	03/01/45	2,665	$2,367,444
First Mortgage	4.000	03/01/48	4,510	4,194,464
First Mortgage	4.350	11/15/45	2,780	2,661,014
First Mortgage	6.450	01/15/38	690	837,017
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	6,469,554
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,636,167
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	22,123,555
Sr. Unsec’d. Notes	3.900	10/01/25	3,590	3,610,002
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	6,194,659
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,460,075
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	47,340	45,183,224
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	6,225,068
First Mortgage	4.250	12/15/41	6,000	5,688,629
First Ref. Mortgage	2.500	03/15/23	11,945	11,960,801
First Ref. Mortgage	3.750	06/01/45	3,045	2,667,293
First Ref. Mortgage	4.000	09/30/42	1,025	936,046
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,838,624
Duke Energy Progress LLC,
First Mortgage(a)	4.100	03/15/43	2,410	2,260,398
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	822,598
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	9,810	9,572,991
Gtd. Notes	4.750	06/15/46	12,270	11,504,844
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875	07/12/28	5,030	4,394,605
Gtd. Notes, 144A	3.500	04/06/28	29,540	28,516,371
Entergy Arkansas LLC,
First Mortgage	3.050	06/01/23	1,200	1,201,811
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,431,654
Collateral Trust	4.200	09/01/48	73,065	69,532,357
Collateral Trust Bond	3.250	04/01/28	5,000	4,795,212
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,410,106
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	20,621,778

See Notes to Financial Statements.

PGIM Total Return Bond Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	6.750%	08/06/23	2,800	$2,734,349
Evergy Kansas Central, Inc.,
First Mortgage	3.450	04/15/50	33,000	27,302,996
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,288,035
Exelon Corp.,
Sr. Unsec’d. Notes	4.700	04/15/50	8,585	8,381,224
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,164,221
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	800,702
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	9,240,009
First Mortgage	3.950	03/01/48	8,210	7,770,481
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,584,150
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,008,643
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,205,079
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	25	29,301
Local Gov’t. Gtd. Notes	8.250	04/15/26	5	5,908
Local Gov’t. Gtd. Notes	8.250	01/15/27	11	13,193
Local Gov’t. Gtd. Notes	8.500	12/01/29	60	79,345
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	170,262
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	667,982
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	215,290
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25	3,072	3,497,720
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	609,601
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	24,433,739
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	20,002,861
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	10,926,316
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,048	41,544,969
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,130,718
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	15	17,333
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	477,817
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,796,277
Sr. Unsec’d. Notes(a)	4.100	09/26/28	3,260	3,275,712

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250%	05/01/30		6,350	$6,026,730
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN(a)	4.250	08/14/28		30,810	30,546,269
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		6,500	6,691,577
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		18,163	18,837,272
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,001,533
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	0.000(c)	07/24/26	EUR	19,850	20,628,326
Louisville Gas & Electric Co.,
First Mortgage	4.250	04/01/49		15,000	14,215,272
MidAmerican Energy Co.,
First Mortgage(a)	4.250	07/15/49		1,865	1,813,332
Nevada Power Co.,
General Ref. Mortgage	5.375	09/15/40		500	524,664
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	11,514,306
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		12,825	12,522,805
Gtd. Notes	6.625	01/15/27		3,051	3,084,658
Gtd. Notes, 144A	3.375	02/15/29		875	748,754
Gtd. Notes, 144A	3.625	02/15/31		8,300	6,928,177
Gtd. Notes, 144A(a)	3.875	02/15/32		8,750	7,308,181
Gtd. Notes, 144A	5.250	06/15/29		12,110	11,458,085
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	4,750	4,879,727
Oglethorpe Power Corp.,
First Mortgage	3.750	08/01/50		11,000	9,039,980
First Mortgage, 144A	4.500	04/01/47		8,000	7,315,472
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25		5,995	5,899,448
Pacific Gas & Electric Co.,
First Mortgage	4.550	07/01/30		22,381	20,716,868
First Mortgage	4.950	07/01/50		5,000	4,173,756
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,365,446
First Mortgage	3.300	03/15/51		4,510	3,677,455
First Mortgage	3.350	07/01/25		9,960	9,865,415

See Notes to Financial Statements.

PGIM Total Return Bond Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PECO Energy Co.,
First Ref. Mortgage	4.800%	10/15/43		6,449	$6,524,003
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,877,682
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,458,893
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	7,841,980
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	46,034
Sr. Sec’d. Notes	5.250	07/01/30		50	45,548
PPL Electric Utilities Corp.,
First Mortgage	4.150	06/15/48		8,855	8,452,232
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48		2,945	2,798,132
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,783,319
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	10,596,165
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,430,399
Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100	06/01/27		17,545	16,912,322
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	10,007,469
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,474,859
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	27,010,980
Sr. Unsec’d. Notes(a)	3.800	02/01/38		20,485	18,575,764
Southern Power Co.,
Sr. Unsec’d. Notes	5.150	09/15/41		725	704,701
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,750,000
Tampa Electric Co.,
Sr. Unsec’d. Notes	4.450	06/15/49		4,755	4,622,737
Union Electric Co.,
Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,816,877
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		26,125	25,428,181
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	93,146,304
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		26,000	23,664,384
Gtd. Notes, 144A(a)	5.000	07/31/27		37,011	35,516,284
Gtd. Notes, 144A	5.500	09/01/26		500	498,407
Gtd. Notes, 144A(a)	5.625	02/15/27		17,900	17,656,003

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	4,000	$3,939,448
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,691,603
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.650	04/01/50	5,445	4,686,567

				1,503,622,242

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	7,915	8,217,648
Gtd. Notes, 144A	7.250	06/15/28	7,895	8,204,644

				16,422,292

Electronics 0.1%

Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22	2,900	2,921,568
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	295	295,932
Gtd. Notes, 144A	5.000	10/01/25	11,275	11,187,255
TD SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A(a)	1.750	08/09/26	20,000	17,892,622

				32,297,377

Energy-Alternate Sources 0.0%

Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A	6.500	01/15/26	100	101,898

Engineering & Construction 0.1%

AECOM,
Gtd. Notes	5.125	03/15/27	9,787	9,678,771
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,062,782
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	10,000	8,009,205
Sr. Sec’d. Notes, 144A	3.875	04/30/28	9,000	8,375,454
Sr. Sec’d. Notes, 144A	4.250	10/31/26	4,524	4,330,982
Sr. Sec’d. Notes, 144A	5.500	10/31/46	1,425	1,138,286
Sr. Sec’d. Notes, 144A	5.500	07/31/47	10,000	8,009,205

				41,604,685

See Notes to Financial Statements.

PGIM Total Return Bond Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment 0.4%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26		15,720	$13,157,707
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	07/01/25		10,120	10,234,220
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		2,995	2,585,782
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	965	992,175
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		269	249,332
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	11,169	12,489,519
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		2,645	2,451,429
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes	4.875	02/28/47	GBP	2,714	3,278,158
Sec’d. Notes	6.500	08/28/26	GBP	1,175	1,463,979
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,080,067
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	9,133,852
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	474,904
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	8,285,893
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		38,595	35,180,733
Gtd. Notes, 144A	5.141	03/15/52		33,885	30,313,893
Gtd. Notes, 144A	5.391	03/15/62		16,965	15,105,052
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A	6.625	11/15/27		9,900	9,114,664
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	2,882,389
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		8,575	6,844,092
Gtd. Notes, 144A(a)	5.875	09/01/31		8,100	6,285,304

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625%	07/01/25		3,273	$3,436,650
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		4,225	4,355,989

					181,395,783

Environmental Control 0.0%

Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		950	774,471

Foods 1.7%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29		17,470	19,896,368
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	02/15/23		10,000	9,985,930
Gtd. Notes, 144A	3.500	03/15/29		125	105,223
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,824,628
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	09/15/27		3,250	2,976,309
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	257,200	283,620,043
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	4.000	02/16/27	GBP	81,400	85,277,302
Campbell Soup Co.,
Sr. Unsec’d. Notes	3.125	04/24/50		11,730	8,728,993
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27		3,835	3,709,416
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes(a)	7.500	07/08/26	GBP	5,910	7,264,363
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28		16,300	16,938,389
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		600	528,226
Gtd. Notes, 144A	6.500	04/15/29		42,853	44,332,233
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		13,075	12,931,387
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		20,540	19,626,729

See Notes to Financial Statements.

PGIM Total Return Bond Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	4.375%	06/01/46		27,652	$24,233,492
Gtd. Notes	4.625	10/01/39		11,930	11,026,897
Gtd. Notes	4.875	10/01/49		9,966	9,273,349
Gtd. Notes	5.000	07/15/35		2,308	2,299,216
Gtd. Notes(a)	5.200	07/15/45		11,095	10,827,626
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	105,300	117,844,442
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	13,739,069
Gtd. Notes, 144A	4.200	04/01/59		12,865	12,212,672
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		16,375	14,882,520
Gtd. Notes, 144A	5.875	09/30/27		6,575	6,620,883
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	42,762
Gtd. Notes, 144A	5.500	12/15/29		58	52,717
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		19,520	16,279,658
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(a)	5.100	09/28/48		21,758	22,465,305
Sr. Unsec’d. Notes(a)	5.150	08/15/44		2,615	2,685,224

					784,231,371

Forest Products & Paper 0.0%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,111,000
International Paper Co.,
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,606,318

					5,717,318

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,748	3,689,659
Sr. Unsec’d. Notes	5.625	05/20/24		5,440	5,469,207
Sr. Unsec’d. Notes	5.750	05/20/27		19,968	19,608,399
Sr. Unsec’d. Notes	5.875	08/20/26		13,975	13,808,048
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,257,591
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,428,666
Sr. Unsec’d. Notes	4.375	05/15/47		8,104	7,304,950

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

NiSource, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.800%	02/15/44		3,815	$3,537,057
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,464,806
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	8,996,775
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,875,244
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	2,444,951

					95,885,353

Healthcare-Products 0.5%

Abbott Laboratories,
Sr. Unsec’d. Notes	4.900	11/30/46		458	501,780
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	13,350	13,746,620
DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	50,715	42,470,389
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	21,794,877
Gtd. Notes	1.625	03/07/31	EUR	2,720	2,759,580
Gtd. Notes	1.625	10/15/50	EUR	24,085	18,597,831
Gtd. Notes	2.250	03/07/39	EUR	10,445	10,161,707
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		41,385	36,183,117
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		14,175	12,330,689
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	17,010,156
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	21,168,169
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	13,796,384
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	37,331,250

					247,852,549

Healthcare-Services 1.4%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	7,364,029
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	12,494,056
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,344,759

See Notes to Financial Statements.

PGIM Total Return Bond Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Advocate Health & Hospitals Corp., (cont’d.)
Unsec’d. Notes, Series 2020	3.008%	06/15/50		23,620	$18,666,198
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,570	13,562,437
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	4,279,983
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,382,512
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,600	9,695,289
Sr. Unsec’d. Notes	3.650	12/01/27		4,825	4,731,104
Sr. Unsec’d. Notes	4.101	03/01/28		7,840	7,832,642
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,616,831
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		3,020	2,914,647
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	27,153,033
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	4,069,463
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	13,298,475
Centene Corp.,
Sr. Unsec’d. Notes(a)	4.250	12/15/27		1,610	1,561,637
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	40,738
Gtd. Notes, 144A(a)	4.625	06/01/30		6,845	5,967,413
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020(a)	2.675	09/01/41		40,545	31,796,154
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		8,675	8,923,831
Gtd. Notes(a)	5.375	09/01/26		2,483	2,542,987
Gtd. Notes	5.875	02/15/26		323	334,621
Gtd. Notes	7.500	11/06/33		20,412	23,987,451
Gtd. Notes, MTN	7.750	07/15/36		20,400	24,846,897
Sr. Sec’d. Notes	5.125	06/15/39		16,905	16,298,215
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27		6,745	6,696,935
Sr. Unsec’d. Notes	4.875	04/01/30		75,000	77,091,535
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		10,475	10,135,494
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	24,382,803
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		15,275	14,921,432
Gtd. Notes, Series 2019(a)	3.266	11/01/49		21,296	17,600,106

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	6.750%	04/15/25	5,437	$5,547,714
Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	8,176,807
MEDNAX, Inc.,
Gtd. Notes, 144A(a)	5.375	02/15/30	6,375	5,975,458
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	4.125	07/01/52	675	660,493
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	23,788,068
MidMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	14,715,134
Montefiore Obligated Group,
Unsec’d. Notes	4.287	09/01/50	8,570	6,622,881
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	3,615	3,507,886
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	12,268,908
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	6,596,955
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	8,240,884
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	17,845	14,236,636
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,559,230
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	11,778,975
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,978,077
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	16,149	15,493,411
Sec’d. Notes, 144A(a)	6.250	02/01/27	19,170	19,030,734
Sr. Sec’d. Notes, 144A	4.375	01/15/30	4,700	4,276,963
Sr. Sec’d. Notes, 144A	4.625	06/15/28	1,730	1,634,111
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26	6,465	6,302,626
Sr. Sec’d. Notes, 144A	5.125	11/01/27	32,309	31,516,112
Sr. Unsec’d. Notes	6.875	11/15/31	16,000	16,577,505
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	3,534,664
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,910,218
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)	2.750	05/15/40	14,785	11,851,205
Sr. Unsec’d. Notes	4.375	03/15/42	615	611,049

See Notes to Financial Statements.

PGIM Total Return Bond Fund    61

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	4.625%	07/15/35	5,475	$5,664,811
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,765,492
Sr. Unsec’d. Notes	5.700	10/15/40	185	213,052
Sr. Unsec’d. Notes	5.800	03/15/36	669	768,376
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,597,916

				668,936,058

Holding Companies-Diversified 0.0%

CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,843,409

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	3,934,199
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,451,435
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	2,000	1,836,800
Gtd. Notes	6.750	03/15/25	59	58,916
Gtd. Notes(a)	7.250	10/15/29	1,400	1,334,565
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	834,337
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,430,131
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,323,676
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	5,575	5,634,310
Gtd. Notes, 144A	3.875	08/15/29	1,150	969,815
KB Home,
Gtd. Notes(a)	4.000	06/15/31	3,200	2,735,737
Gtd. Notes	4.800	11/15/29	50	45,263
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	50	51,551
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	42,668
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	4,300	4,382,022
PulteGroup, Inc.,
Gtd. Notes	5.500	03/01/26	7,476	7,792,385

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500%	02/15/26		500	$476,833
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	6,560,576
Gtd. Notes, 144A	5.875	06/15/27		8,150	8,091,442
Gtd. Notes, 144A	6.625	07/15/27		12,490	12,557,453
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,855	2,612,325

					68,156,439

Household Products/Wares 0.1%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	2.750	06/26/24		30,000	29,581,800
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		43	43,533
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	15,603,508

					45,228,841

Housewares 0.1%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450	04/01/26		19,245	19,032,417
Sr. Unsec’d. Notes	4.875	06/01/25		850	859,800
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,506,148
Gtd. Notes	5.250	12/15/26		52	51,580
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	3,520,017

					24,969,962

Insurance 0.7%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	48,045,788
Sr. Unsec’d. Notes	3.900	04/01/26		26,880	26,748,373
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	6,513,106
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,300,834
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	7,122,570
Gtd. Notes(a)	4.300	05/15/43		4,365	4,268,016

See Notes to Financial Statements.

PGIM Total Return Bond Fund    63

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900%	05/01/29		16,610	$16,002,447
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,533,859
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,244,872
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50		27,295	21,989,681
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	447,928
Sr. Unsec’d. Notes	5.950	10/15/36		755	851,462
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,140,966
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	16,691,390
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	21,208,974
Gtd. Notes, 144A	3.951	10/15/50		13,748	11,567,925
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,703,341
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30		10,985	10,033,566
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,476,576
Sr. Unsec’d. Notes(a)	7.000	06/15/40		6,700	8,275,183
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	298,684
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	7,521,788
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	14,230,047
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A	3.625	09/30/59		758	618,415
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	7,066,969
Gtd. Notes	4.350	05/15/43		3,100	2,922,967
Gtd. Notes	4.625	09/15/42		275	269,889
Progressive Corp. (The),
Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)		15,110	14,317,173
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34		525	619,179
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	16,963,480
Sub. Notes, 144A	6.850	12/16/39		325	400,372
Willis North America, Inc.,
Gtd. Notes(a)	3.600	05/15/24		20,670	20,579,911

					325,975,731

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet 0.1%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27		200	$176,157
Expedia Group, Inc.,
Gtd. Notes(a)	2.950	03/15/31		27,000	23,190,077
United Group BV (Netherlands),
Sr. Sec’d. Notes	4.875	07/01/24	EUR	7,900	8,082,575

					31,448,809

Investment Companies 0.0%

Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	4,370	3,965,138

Iron/Steel 0.0%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		40	40,909

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32		22,150	18,784,040
Gtd. Notes, 144A(a)	3.750	05/01/29		4,675	4,249,242
Gtd. Notes, 144A	5.750	05/01/28		25	25,327
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes(a)	3.900	08/08/29		2,250	1,939,578
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32		17,030	15,213,803
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	36,394,763
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	470,972
Gtd. Notes	4.750	10/15/28		3,000	2,756,388
Gtd. Notes(a)	5.500	04/15/27		2,732	2,652,446
Gtd. Notes	5.750	06/15/25		25	24,821
Gtd. Notes(a)	6.750	05/01/25		1,025	1,050,194
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25		10,815	10,474,117
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	11,706,878

					105,742,569

See Notes to Financial Statements.

PGIM Total Return Bond Fund    65

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes(a)	2.600%	04/09/30		5,115	$4,701,902

Machinery-Diversified 0.3%

TK Elevator Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	33,216	32,052,641
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/28	EUR	24,930	24,056,633
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	24,306	25,374,607
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	42,521,317
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.950	09/15/28		11,817	11,872,638

					135,877,836

Media 1.1%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32		18,200	15,335,233
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		12,250	10,339,724
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		3,975	3,159,000
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	5,879,999
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		11,025	9,842,887
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		18,483	17,541,741
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		17,056	17,098,640
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		70,000	49,303,715
Sr. Sec’d. Notes	3.900	06/01/52		15,490	11,264,161
Sr. Sec’d. Notes	4.800	03/01/50		9,593	7,958,329
Sr. Sec’d. Notes	5.125	07/01/49		40,050	34,394,312
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,655,051
Sr. Sec’d. Notes	5.375	05/01/47		26,899	24,020,101
Sr. Sec’d. Notes	5.750	04/01/48		27,908	26,036,789
Sr. Sec’d. Notes	6.384	10/23/35		7,110	7,444,527
Sr. Sec’d. Notes	6.484	10/23/45		4,326	4,371,582
Sr. Sec’d. Notes	6.834	10/23/55		7,580	7,994,775
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		16	14,422
Gtd. Notes	4.250	10/15/30		21,595	21,637,343
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.350	09/15/26		15,505	15,051,502

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC,
Gtd. Notes, 144A	3.375%	02/15/31		6,510	$5,081,369
Gtd. Notes, 144A	4.500	11/15/31		2,500	2,056,797
Gtd. Notes, 144A	5.375	02/01/28		208	192,400
Gtd. Notes, 144A	5.500	04/15/27		10,500	10,143,148
Gtd. Notes, 144A	6.500	02/01/29		700	668,716
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		8,450	6,462,221
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/30		11,500	9,543,418
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		6,465	5,963,628
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		35,072	7,338,995
Sec’d. Notes, 144A(a)	5.375	08/15/26		14,145	5,164,221
Discovery Communications LLC,
Gtd. Notes(a)	4.000	09/15/55		12,175	9,095,293
Gtd. Notes(a)	5.200	09/20/47		18,654	17,223,700
Gtd. Notes(a)	5.300	05/15/49		13,607	12,755,157
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23		50	49,828
Gtd. Notes	5.125	06/01/29		17,000	13,275,373
Gtd. Notes	5.875	07/15/22		2,000	2,005,732
Gtd. Notes(a)	5.875	11/15/24		6,035	5,879,484
Gtd. Notes(a)	7.375	07/01/28		1,345	1,185,169
Gtd. Notes(a)	7.750	07/01/26		43,472	41,505,346
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		50	50,438
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26		197	197,440
Paramount Global,
Sr. Unsec’d. Notes	4.375	03/15/43		1,215	1,009,212
Sr. Unsec’d. Notes	5.850	09/01/43		7,535	7,590,319
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	320,900
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,868,714
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25		10,700	10,563,761
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	50,303
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	9,183,519
Sr. Sec’d. Notes	5.000	04/15/27	GBP	23,479	28,877,934

See Notes to Financial Statements.

PGIM Total Return Bond Fund    67

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Virgin Media Vendor Financing Notes III DAC (United Kingdom),
Gtd. Notes	4.875%	07/15/28	GBP	10,800	$12,362,538
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,748	4,302,147

					528,311,053

Mining 0.2%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	15,982,346
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		4,000	4,011,780
Gtd. Notes, 144A	7.500	04/01/25		500	507,052
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN(a)	5.315	04/14/32		10,370	9,980,100
Freeport-McMoRan, Inc.,
Gtd. Notes	4.550	11/14/24		50	50,672
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25		59	59,963
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22		3,108	3,115,527
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	7,638,820
Sr. Unsec’d. Notes	7.500	07/27/35		260	315,588
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	2,969,815
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	994,955
Sr. Unsec’d. Notes(a)	6.000	08/15/40		9,014	9,547,031
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	26,240,263
Sr. Unsec’d. Notes	6.250	07/15/41		1,162	1,262,290

					82,676,202

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	497,504
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	321,316
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		1,300	1,290,384
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A	3.250	05/27/25		10,000	9,953,719

					12,062,923

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.3%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750%	01/06/23	17,745	$17,769,687
Sr. Unsec’d. Notes(a)	3.750	11/23/23	10,400	10,503,213
Sr. Unsec’d. Notes	4.375	06/15/22	16,587	16,631,355
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN	0.500	12/19/22	1,000	987,182
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor 0.000%)	0.220(c)	12/29/26	3,500	3,207,341
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	0.709(c)	02/16/24	6,838	6,658,141
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	14,240	15,843,993
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,959,297
Unsec’d. Notes	6.950	08/01/26	2,000	2,277,737
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,091,933
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	15,633,320
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	02/07/23	9,000	8,851,667
Notes, MTN	1.237(s)	10/31/30	3,739	2,776,388
Sr. Unsec’d. Notes	0.072(cc)	06/30/34	8,591	5,960,391
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,226,869
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	598,033
Sr. Unsec’d. Notes, MTN	0.490(cc)	11/28/34	273	191,691
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	24,747,518
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,701,320
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	16,376	16,401,502

				159,018,578

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	50	43,291
Gtd. Notes	4.125	05/01/25	228	224,552

				267,843

See Notes to Financial Statements.

PGIM Total Return Bond Fund    69

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 2.7%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	14,625	$15,104,182
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	3,834	3,655,214
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26	9,701	10,459,717
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	15,411	15,524,685
Gtd. Notes, 144A	9.000	11/01/27	12,152	16,908,852
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	11,213,064
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29	15,850	15,694,943
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	29,418,317
Sr. Unsec’d. Notes(a)	5.400	06/15/47	14,665	14,880,372
Sr. Unsec’d. Notes	6.750	11/15/39	23,573	26,685,404
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	6,979,498
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,950	2,926,593
Gtd. Notes, 144A	5.875	02/01/29	4,900	4,856,187
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	550	546,484
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	3,600	3,577,382
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	18,725	19,131,571
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	12,174,240
Gtd. Notes	4.500	04/15/23	3,915	3,959,672
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	499,976
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	51,567
Sr. Unsec’d. Notes	5.250	10/15/27	113	116,597
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	14,777,299
Sr. Unsec’d. Notes	5.875	06/15/28	32	33,439
Sr. Unsec’d. Notes	8.250	08/01/23	500	524,660
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	50,042,793
Gtd. Notes(a)	3.500	12/01/29	20,265	18,903,467
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	3,434	3,379,505

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ecopetrol SA (Colombia), (cont’d.)
Sr. Unsec’d. Notes	5.875%	09/18/23		71,841	$72,898,001
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	26,122,366
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		10,493	10,519,980
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		50	51,385
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		33,234	32,433,339
Sr. Sec’d. Notes, 144A	4.875	03/30/26		13,471	12,506,408
Sr. Sec’d. Notes, 144A	5.375	03/30/28		8,300	7,628,380
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/12/23		4,275	4,304,905
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27		50	47,963
Sr. Unsec’d. Notes	7.500	02/01/30		50	55,387
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	18,167,833
Gtd. Notes	4.250	11/23/41		9,026	8,881,222
Exxon Mobil Corp.,
Sr. Unsec’d. Notes(a)	3.452	04/15/51		33,280	28,543,894
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	19,900	6,137,240
Sr. Unsec’d. Notes	3.125	11/17/23	EUR	38,000	11,024,228
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	8,530	3,217,815
Sr. Unsec’d. Notes	4.950	07/19/22		16,615	9,553,625
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		500	287,500
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,948,436
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		14,575	14,375,142
Sr. Unsec’d. Notes, 144A(a)	6.000	02/01/31		3,200	3,089,727
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,305,356
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		18,650	18,192,653
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		14,525	14,188,525
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,874,690
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,977,303
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29		1,850	1,815,689
Gtd. Notes, 144A	7.125	02/01/27		8,860	8,997,281
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.920(s)	10/10/36		161,399	83,006,252

See Notes to Financial Statements.

PGIM Total Return Bond Fund    71

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	6.200%	03/15/40		4,200	$4,345,143
Sr. Unsec’d. Notes	6.450	09/15/36		12,600	13,663,090
Sr. Unsec’d. Notes	6.625	09/01/30		50	54,204
Sr. Unsec’d. Notes	6.950	07/01/24		1,541	1,615,795
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,929,937
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26		35,890	37,193,612
Gtd. Notes	5.625	07/01/24		26,621	27,668,949
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		9,845	10,856,206
Gtd. Notes	6.625	08/15/37		2,720	3,017,015
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	10,861,000
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,078,828
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29		6,534	6,621,811
Gtd. Notes	6.625	01/16/34	GBP	22,380	28,044,001
Gtd. Notes	7.250	03/17/44		2,400	2,409,279
Gtd. Notes	7.375	01/17/27		8,933	9,800,488
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,301,018
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	2.500	11/24/22	EUR	14,500	15,298,580
Gtd. Notes	3.500	01/30/23		8,103	8,054,351
Gtd. Notes	4.750	02/26/29	EUR	14,826	13,819,779
Gtd. Notes	5.350	02/12/28		8,849	7,862,696
Gtd. Notes	6.350	02/12/48		40,644	28,461,310
Gtd. Notes	6.490	01/23/27		22,735	21,810,717
Gtd. Notes	6.500	03/13/27		38,109	36,514,837
Gtd. Notes(a)	6.500	01/23/29		19,625	17,987,268
Gtd. Notes	6.625	06/15/35		2,920	2,373,725
Gtd. Notes	6.625	06/15/38		10,676	8,210,455
Gtd. Notes	6.840	01/23/30		13,189	12,072,334
Gtd. Notes	9.500	09/15/27		1,590	1,692,584
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	1,805,889
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	30,439,328
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,739,806
Gtd. Notes, EMTN	4.875	02/21/28	EUR	40,310	38,816,075
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,714,075
Gtd. Notes, EMTN	8.250	06/02/22	GBP	2,753	3,474,323
Gtd. Notes, MTN	4.625	09/21/23		5,650	5,650,756
Gtd. Notes, MTN	6.750	09/21/47		42,343	30,686,983

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN	6.875%	08/04/26		9,235	$9,205,625
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	0.936(c)	02/15/24		4,400	4,400,007
U.S. Gov’t. Gtd. Notes	1.950	12/20/22		1,254	1,245,220
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	1,806,169
Gtd. Notes	4.650	11/15/34		2,965	2,960,238
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		17,245	14,308,114
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		22,400	20,309,199
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		22,410	18,740,448
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	3,653,335
Gtd. Notes, 144A(a)	8.000	02/01/27		1,950	1,555,813
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	4.000	04/01/29		7,585	7,376,217

					1,259,684,837

Oil & Gas Services 0.0%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes(a)	4.486	05/01/30		7,500	7,575,192
Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		2,775	2,944,410

					10,519,602

Packaging & Containers 0.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	16,152	14,097,390
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	30,836	26,913,200
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	463,798
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		120	108,222

See Notes to Financial Statements.

PGIM Total Return Bond Fund    73

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375%	08/15/25	1,200	$1,208,112
Gtd. Notes, 144A	6.625	05/13/27	375	372,573

				43,163,295

Pharmaceuticals 1.9%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/06/22	1,112	1,117,081
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	14,334,560
Sr. Unsec’d. Notes	4.050	11/21/39	64,070	58,797,751
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	24,079,461
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	20,439,923
Sr. Unsec’d. Notes	4.550	03/15/35	74,564	74,139,441
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	36,761,629
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	10,094,379
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,745,541
Sr. Unsec’d. Notes	4.875	11/14/48	6,981	7,009,617
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	1,000	851,967
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,828,149
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	5,208,964
Gtd. Notes, 144A	5.000	02/15/29	10,965	7,714,455
Gtd. Notes, 144A(a)	5.250	01/30/30	16,682	11,576,060
Gtd. Notes, 144A(a)	5.250	02/15/31	24,769	17,210,932
Gtd. Notes, 144A	6.125	04/15/25	8,149	8,170,551
Gtd. Notes, 144A	6.250	02/15/29	48,869	35,624,233
Gtd. Notes, 144A(a)	7.000	01/15/28	6,475	5,316,316
Gtd. Notes, 144A	7.250	05/30/29	4,978	3,762,099
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,850	11,403,273
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.363	06/06/24	14,836	14,780,781
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	5,376,600
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,084,170
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	11,360	11,058,398
Sr. Unsec’d. Notes	4.250	10/26/49	3,055	2,933,609
Sr. Unsec’d. Notes	4.350	11/15/47	7,595	7,416,555
Sr. Unsec’d. Notes	4.625	05/15/44	5,340	5,457,239
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	20,520	20,325,789

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cigna Corp., (cont’d.)
Gtd. Notes	3.400%	03/01/27	2,035	$1,979,441
Gtd. Notes	4.375	10/15/28	31,225	31,378,658
Gtd. Notes	4.500	02/25/26	6,005	6,132,036
Gtd. Notes	4.800	08/15/38	15,870	15,825,200
Gtd. Notes	4.900	12/15/48	27,870	27,664,101
Sr. Unsec’d. Notes	3.400	03/15/50	48,875	38,302,735
Sr. Unsec’d. Notes	3.400	03/15/51	17,140	13,429,571
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	49,410	40,557,813
Sr. Unsec’d. Notes	4.300	03/25/28	2,453	2,463,673
Sr. Unsec’d. Notes	5.125	07/20/45	3,879	3,893,712
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	7,720,071
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25	2	986
Gtd. Notes, 144A(a)	6.000	06/30/28	14,825	6,538,299
Johnson & Johnson,
Sr. Unsec’d. Notes(a)	2.450	09/01/60	20,378	14,219,009
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	34,734,024
Gtd. Notes, 144A	3.125	01/15/23	16,635	16,636,286
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	8,917	8,894,074
Gtd. Notes	3.200	09/23/26	79,545	76,777,529
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	94,061	83,526,747
Viatris, Inc.,
Gtd. Notes(a)	3.850	06/22/40	27,725	21,612,986
Gtd. Notes	4.000	06/22/50	18,558	13,710,138

				901,616,612

Pipelines 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,166,758
Gtd. Notes, 144A	5.750	01/15/28	630	611,700
Gtd. Notes, 144A	7.875	05/15/26	14,960	15,644,051
Cheniere Energy, Inc.,
Sr. Sec’d. Notes	4.625	10/15/28	50	48,592

See Notes to Financial Statements.

PGIM Total Return Bond Fund    75

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150%	08/15/26	24,840	$25,029,383
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	49,207
Gtd. Notes	5.625	07/15/27	50	50,805
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A	4.600	12/15/44	245	229,053
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,545	2,327,407
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	61,787,268
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	18,886,437
Sr. Unsec’d. Notes	5.000	05/15/50	7,845	6,986,524
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,104,201
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,785,016
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,512,258
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	14,060,546
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,536,101
Sr. Unsec’d. Notes	6.125	12/15/45	9,430	9,326,588
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	38,545,576
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes	5.000	10/01/22	535	537,879
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,087,945
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	49,075	36,035,902
Gtd. Notes	3.700	01/31/51	2,665	2,154,882
Gtd. Notes(a)	3.950	01/31/60	13,145	10,661,933
Gtd. Notes	4.200	01/31/50	5,910	5,162,411
Gtd. Notes	4.900	05/15/46	28,296	27,243,386
Gtd. Notes	4.950	10/15/54	5,000	4,825,096
Gtd. Notes	5.100	02/15/45	8,450	8,267,004
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	17,074,033
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	2,119	2,111,230
Sr. Unsec’d. Notes	5.500	07/15/28	50	47,763
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	50	49,669
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,348	4,179,193
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	7,074,173
Gtd. Notes	5.000	03/01/43	1,958	1,824,278

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Kinder Morgan Energy Partners LP, (cont’d.)
Gtd. Notes	6.500%	09/01/39	1,260	$1,376,497
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	35,000	28,859,375
Gtd. Notes(a)	3.250	08/01/50	14,950	10,706,214
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.950	03/01/50	13,250	11,065,973
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,349,859
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,335,235
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	5,662,285
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	4,839,652
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	14,469,214
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,692,075
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,795,319
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,527,935
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,296,864
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	24,173,264
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,427,404
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,943,186
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	1,000	1,075,389
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	32,477,187
Gtd. Notes	4.450	09/01/49	33,477	28,584,360
Gtd. Notes	4.950	07/13/47	59,765	54,417,422
Gtd. Notes	5.200	07/15/48	3,390	3,228,384
Gtd. Notes	6.000	06/15/35	4,200	4,313,579
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,489,482
Sr. Unsec’d. Notes	4.300	01/31/43	5,000	3,983,171
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,241,214
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	908,919
Sr. Unsec’d. Notes	4.900	02/15/45	11,823	10,157,698
Sr. Unsec’d. Notes	5.150	06/01/42	700	614,152
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,672,598
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	6,500	6,200,746
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	5,760	5,597,868

See Notes to Financial Statements.

PGIM Total Return Bond Fund    77

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	10,617	$9,910,739
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,319,864
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,657,650
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,481,532
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	49,202
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	746,779
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,015	18,833,063
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	7,958,060
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,405,333
Sr. Sec’d. Notes, 144A	4.125	08/15/31	3,205	2,923,745
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.600	02/01/25	230	220,025
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	8,562,570
Sr. Unsec’d. Notes	4.550	02/01/30	50	46,065
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,164,180
Sr. Unsec’d. Notes	5.450	04/01/44	875	803,020
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	48,036	46,991,324
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	18,342,202
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	8,579,844
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	9,654,277
Sr. Unsec’d. Notes(a)	4.850	03/01/48	11,950	11,386,261
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,516,328

				834,058,831

Real Estate 0.0%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	50	49,712
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29	3,517	3,185,720
Gtd. Notes, 144A	4.375	02/01/31	2,500	2,222,290
Gtd. Notes, 144A	5.375	08/01/28	500	485,074

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,600	$14,463,861
Sinochem Offshore Capital Co. Ltd. (China),
Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	1,988,634

					22,395,291

Real Estate Investment Trusts (REITs) 0.7%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		9,640	7,593,438
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,769,070
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,340,836
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31		13,046	10,150,489
Gtd. Notes	9.750	06/15/25		20,545	21,530,049
Sr. Unsec’d. Notes	4.750	05/01/24		2,498	2,374,049
Sr. Unsec’d. Notes(a)	4.750	02/15/28		18,845	16,074,984
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,230,162
Gtd. Notes	5.375	11/01/23		2,555	2,591,000
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		537	532,878
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,421,392
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,801,242
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	32,570,791
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.692	06/05/28	GBP	3,000	3,534,656
Gtd. Notes(a)	5.000	10/15/27		1,866	1,790,357
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,185,810
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32		19,830	17,635,471
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		30,000	27,760,937
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		50,460	51,531,061

See Notes to Financial Statements.

PGIM Total Return Bond Fund    79

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Ventas Realty LP,
Gtd. Notes	3.500%	02/01/25		5,000	$4,948,123
Gtd. Notes	3.850	04/01/27		31,660	31,366,091
Gtd. Notes	4.400	01/15/29		4,765	4,742,086
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	22,462
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,421,580
Gtd. Notes, 144A	4.625	06/15/25		2,190	2,150,295
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27		2,640	2,520,007
Sr. Unsec’d. Notes	2.750	01/15/31		2,250	1,981,735
Sr. Unsec’d. Notes	4.000	06/01/25		6,960	6,980,742
Sr. Unsec’d. Notes	4.125	03/15/29		1,050	1,039,185
Sr. Unsec’d. Notes(a)	4.250	04/01/26		14,095	14,234,945
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31		12,425	10,513,898

					338,339,821

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		24,500	20,956,949
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A	4.875	07/15/28		1,300	1,074,353
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,784,276
Dollar General Corp.,
Sr. Unsec’d. Notes(a)	4.125	04/03/50		8,070	7,068,908
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	29,200	29,545,823
Sr. Sec’d. Notes	6.250	10/30/25	EUR	74,133	76,454,693
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	12,648,041
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29		6,200	5,622,053
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.875	10/01/31		13,000	10,402,042
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31		1,461	1,177,781
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27		300	303,423

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625%	12/01/25		39,699	$39,804,164
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	17,000	21,654,485

					244,496,991

Savings & Loans 0.0%

People’s United Financial, Inc.,
Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,236,706

Semiconductors 0.6%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		47,591	38,149,272
Sr. Unsec’d. Notes, 144A(a)	3.187	11/15/36		271,735	215,099,013
Sr. Unsec’d. Notes, 144A	4.926	05/15/37		12,832	11,994,288
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25		50	49,684
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A	4.625	06/01/23		16,600	16,796,657
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A	3.150	05/01/27		7,190	6,798,843
Gtd. Notes, 144A	3.400	05/01/30		9,130	8,316,339

					297,204,096

Software 0.4%

Activision Blizzard, Inc.,
Sr. Unsec’d. Notes(a)	2.500	09/15/50		2,035	1,456,338
Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28		50	46,419
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26		14,859	15,041,306
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		1,535	1,158,150
Sr. Unsec’d. Notes	2.921	03/17/52		12,025	9,791,716
Sr. Unsec’d. Notes	3.041	03/17/62		4,748	3,792,315
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25		52,350	50,648,724
Sr. Unsec’d. Notes	3.600	04/01/50		58,375	41,910,711

See Notes to Financial Statements.

PGIM Total Return Bond Fund    81

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	3.800%	11/15/37		18,135	$14,867,908
Sr. Unsec’d. Notes	3.850	04/01/60		43,385	30,499,396

					169,212,983

Telecommunications 2.7%

Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes	8.000	05/15/27	EUR	14,000	14,983,576
Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27		10,202	10,275,467
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,040,468
Sr. Unsec’d. Notes	2.550	12/01/33		21,058	17,447,621
Sr. Unsec’d. Notes	3.100	02/01/43		58,525	45,302,707
Sr. Unsec’d. Notes	3.300	02/01/52		55,985	42,414,911
Sr. Unsec’d. Notes	3.500	09/15/53		117,222	91,909,950
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	15,485,225
Sr. Unsec’d. Notes	3.650	09/15/59		73,611	56,619,322
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	6,148,362
Sr. Unsec’d. Notes	4.300	02/15/30		15,455	15,515,262
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		2,042	2,040,644
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		638	533,474
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26		14,640	13,101,044
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		27,385	26,856,121
Sr. Sec’d. Notes, 144A	8.750	05/25/24		68,274	67,257,498
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		36,750	32,944,817
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	14,781,616
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	8,750,569
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		2,400	2
Gtd. Notes, 144A^	9.750	07/15/25(d)		2,625	3
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	78,765,774

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Level 3 Financing, Inc.,
Gtd. Notes	5.250%	03/15/26		50	$48,719
Sr. Sec’d. Notes, 144A	3.400	03/01/27		21,986	19,910,988
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		1,550	1,354,626
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		50	44,376
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		11,050	11,236,338
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes(a)	4.600	02/23/28		10,000	9,963,473
Sr. Unsec’d. Notes	4.600	05/23/29		20,980	20,578,915
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	37,239,887
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		16,935	17,172,432
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		39,580	41,637,677
Gtd. Notes	7.625	02/15/25		24,159	25,724,134
Gtd. Notes	7.875	09/15/23		99,334	104,289,520
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	7,700	8,769,004
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		14,375	12,436,640
Sr. Sec’d. Notes	2.550	02/15/31		19,800	16,859,093
Sr. Sec’d. Notes	3.000	02/15/41		40,760	31,115,999
Sr. Sec’d. Notes	3.300	02/15/51		18,414	13,824,069
Sr. Sec’d. Notes	3.875	04/15/30		13,050	12,351,790
Sr. Sec’d. Notes	4.375	04/15/40		19,890	18,311,359
Sr. Sec’d. Notes	4.500	04/15/50		31,495	28,698,702
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	91,917,616
Sr. Unsec’d. Notes	3.150	03/22/30		115,000	105,522,320
Sr. Unsec’d. Notes	3.400	03/22/41		57,405	48,325,414
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,600	1,746,036
Zayo Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/01/28		500	419,297

					1,243,672,859

Transportation 0.4%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,777,616

See Notes to Financial Statements.

PGIM Total Return Bond Fund    83

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Burlington Northern Santa Fe LLC, (cont’d.)
Sr. Unsec’d. Notes	4.700%	09/01/45		3,400	$3,454,418
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	62,573,021
FedEx Corp.,
Gtd. Notes	4.550	04/01/46		2,854	2,641,143
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	6,858,450
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		4,857	4,966,036
Societe Nationale SNCF SA (France),
Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	30,000	42,841,615
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	6,871,453
Sr. Unsec’d. Notes	3.250	02/05/50		29,231	23,774,877
Sr. Unsec’d. Notes	3.550	05/20/61		13,750	11,342,474
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25		22	22,512

					168,123,615

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30		3,975	3,625,849
Sr. Unsec’d. Notes	3.750	09/01/47		4,795	4,197,862

					7,823,711

TOTAL CORPORATE BONDS
(cost $20,881,340,441)					18,907,531,887

MUNICIPAL BONDS 0.9%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	16,471,071
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	749,048
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39		5,045	5,754,393
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,984,778

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs	5.716%	07/01/39	8,475	$10,026,535
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	6,987,787
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,100,627
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	377,675
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,200,073
University of California,
Taxable, Revenue Bonds, Series A	4.767	05/15/2115	4,900	4,686,986
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,952,382
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,179,559

				58,470,914

Colorado 0.0%

Colorado Bridge Enterprise,
Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,174,116
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	4,077,317

				5,251,433

District of Columbia 0.0%

District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	16,023,115

Illinois 0.2%

Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,835,866
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	80,678,358
General Obligation Unlimited, Taxable	5.100	06/01/33	19,045	19,472,603

				105,986,827

Kentucky 0.0%

Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	1,964,895

See Notes to Financial Statements.

PGIM Total Return Bond Fund    85

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan 0.1%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084%	12/01/34	10,720	$9,679,285
Taxable, Revenue Bonds	3.384	12/01/40	13,895	12,161,776

				21,841,061

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	21,193,252
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	17,488,532
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,540,411

				40,222,195

New York 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	847,302
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,146,171
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,438,287
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,143,210
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	20,652,956
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	3,858,636
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	9,283,905
Revenue Bonds	4.458	10/01/62	2,600	2,634,886

				41,005,353

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	7,718,158
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	326,440

				8,044,598

Oklahoma 0.0%

Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	4,991,543

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oregon 0.0%

State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834%	11/15/34	675	$779,406

Pennsylvania 0.1%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	493,775
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	6,315,227
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds	3.555	09/15/2119	22,900	16,502,426

				23,311,428

Puerto Rico 0.1%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,277,945
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	28,250,809

				30,528,754

Texas 0.1%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,197,709
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,587,554
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,616,336
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	18,531,768

				27,933,367

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	8,804,808

TOTAL MUNICIPAL BONDS
(cost $417,927,816)				395,159,697

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250	09/25/19	3	3,271

See Notes to Financial Statements.

PGIM Total Return Bond Fund    87

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Investment Trust,
Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	3.472%(c)	02/25/45	3	$2,597
APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.605(c)	07/27/57	2,118	2,100,352
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.858(c)	03/27/36	821	818,180
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.798(c)	02/27/37	3,695	3,667,671
Banc of America Funding Trust,
Series 2005-D, Class A1	2.754(cc)	05/25/35	25	25,857
Series 2006-I, Class 4A1	3.213(cc)	10/20/46	26	22,643
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.890(c)	09/26/45	261	260,896
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)	0.833(c)	09/29/36	1,691	1,682,667
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	2.718(cc)	06/25/34	146	146,292
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	2.500(cc)	02/25/33	2	2,092
Series 2005-04, Class 3A1	2.855(cc)	08/25/35	102	98,672
Series 2007-03, Class 1A1	3.153(cc)	05/25/47	145	141,366
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	2.673(cc)	05/25/35	71	69,885
Series 2005-04, Class 23A2	2.673(cc)	05/25/35	24	23,335
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.518(c)	10/25/28	15,007	14,964,415
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.118(c)	04/25/29	9,040	9,036,898
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.668(c)	10/25/29	26,801	26,796,889
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.668(c)	08/26/30	7,936	7,968,621
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	10/25/30	9,068	9,096,542
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	4.368(c)	10/25/30	13,505	13,698,036
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.039(c)	03/25/31	38,637	38,587,504

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.239%(c)	03/25/31	9,400	$9,351,056
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.689(c)	09/25/31	10,950	10,650,711
Central Park Funding Trust,
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.749(c)	10/27/22	62,738	62,246,779
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	3.395(c)	03/01/23	128,732	127,871,032
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	2.494(cc)	02/19/34	6,244	6,291,652
Series 2005-29, Class A1	5.750	12/25/35	393	254,474
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)	1.985(c)	02/20/36	10	8,363
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	2.888(cc)	09/25/47	3,399	3,211,410
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.818(c)	09/25/31	1,290	1,290,425
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	1.839(c)	10/25/41	11,730	11,346,289
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	4.789(c)	01/25/42	16,850	15,986,628
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	6.539(c)	03/25/42	13,590	14,065,639
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	2.825(cc)	09/25/57	20,720	18,654,377
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.368(c)	11/25/28	18,411	18,375,581
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.468(c)	04/25/29	9,866	9,804,154
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.439(c)	10/25/33	29,465	29,401,149
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.989(c)	10/25/33	45,665	45,876,758

See Notes to Financial Statements.

PGIM Total Return Bond Fund    89

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.739%(c)	04/25/34	40,750		$38,767,908
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.068(c)	05/25/30	9,214		9,352,453
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.818(c)	10/25/30	15,325		15,445,471
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.289(c)	11/25/41	12,930		12,298,318
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	1.004(c)	10/18/30	—(r	)	466
Series 2001-29, Class Z	6.500	07/25/31	16		17,239
Series 2012-132, Class KI, IO	3.000	12/25/32	6,343		663,971
Series 2013-57, Class MI, IO	3.000	06/25/28	1,659		97,172
Series 2014-05, Class AI, IO	4.500	04/25/43	2,585		432,644
Series 2015-51, Class CI, IO	4.000	07/25/45	3,953		684,352
Series 2016-30, Class CI, IO	3.000	05/25/36	3,326		336,075
Series 2016-74, Class GM	2.500	09/25/43	14,623		14,119,889
Series 2017-83, Class IO, IO	4.000	10/25/47	2,786		474,705
Series 2018-16, Class MB	3.500	07/25/46	4,216		4,119,158
Series 2018-24, Class BH	3.500	04/25/48	5,677		5,499,294
Series 2018-58, Class BI, IO	4.000	08/25/48	1,983		244,384
Series 2019-08, Class Z	3.500	03/25/49	2,547		2,343,455
Series 2019-13, Class LZ	4.000	04/25/49	12,730		12,721,814
Series 2019-13, Class VA	4.000	02/25/32	2,484		2,492,989
FHLMC REMICS,
Series 1628, Class LZ	6.500	12/15/23	2		2,461
Series 1935, Class JZ	7.000	02/15/27	31		32,556
Series 2241, Class PH	7.500	07/15/30	16		18,252
Series 3795, Class VZ	4.000	01/15/41	2,606		2,607,315
Series 3889, Class DZ	4.000	01/15/41	2,699		2,674,876
Series 4135, Class AI, IO	3.500	11/15/42	8,089		1,221,282
Series 4372, Class GI, IO	4.500	08/15/44	4,699		872,434
Series 4456, Class BI, IO	4.000	05/15/44	924		134,911
Series 4468, Class IO, IO	4.500	05/15/45	5,295		851,424
Series 4500, Class ZX	4.000	07/15/45	1,958		1,970,301
Series 4735, Class IM, IO	4.000	12/15/47	8,908		1,673,971
Series 4736, Class IP, IO	4.000	08/15/47	2,149		313,496
Series 4751, Class PI, IO	4.000	11/15/47	1,499		236,088
Series 4795, Class WQ	4.000	07/15/46	3,198		3,186,280
Series 4801, Class ZD	4.000	06/15/48	4,677		4,783,822

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC REMICS, (cont’d.)
Series 4802, Class EZ	4.000%	06/15/48	5,220	$5,152,729
Series 4831, Class BA	3.500	10/15/44	2,308	2,317,848
Series 4868, Class KL	4.000	12/15/45	3,685	3,687,897
Series 4870, Class K	4.000	04/15/49	21,767	21,785,077
Series 4903, Class ED	2.750	09/15/48	5,481	5,230,474
Series 4903, Class IP, IO	4.500	07/25/49	10,271	2,441,433
Series 4946, Class KB	3.000	12/15/48	9,580	9,192,093
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.289(c)	12/25/50	3,000	2,979,917
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.368(c)	01/25/50	4,234	4,217,651
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.518(c)	02/25/50	13,284	13,268,123
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.768(c)	06/25/50	8,852	9,210,666
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.668(c)	08/25/50	25,210	26,534,138
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	4.418(c)	08/25/50	4,194	4,210,878
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	5.089(c)	10/25/50	10,705	11,141,053
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.089(c)	10/25/50	13,393	13,493,249
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.768(c)	03/25/50	2,211	2,220,213
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.268(c)	07/25/50	10,348	10,360,997
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.918(c)	09/25/50	15,495	15,866,046
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.818(c)	09/25/50	1,590	1,592,526
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.939(c)	01/25/51	6,000	5,400,264
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.789(c)	10/25/33	43,850	41,397,500

See Notes to Financial Statements.

PGIM Total Return Bond Fund    91

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.339%(c)	01/25/34	27,900	$26,363,287
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.939(c)	01/25/34	18,020	17,876,952
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.689(c)	10/25/41	45,750	42,914,355
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.439(c)	12/25/33	12,900	11,610,481
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	2.339(c)	12/25/33	13,960	13,524,038
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.639(c)	09/25/41	24,730	22,359,563
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389(c)	09/25/41	46,910	44,672,581
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	4.039(c)	12/25/41	11,160	10,127,932
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.639(c)	12/25/41	30,400	28,688,246
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	01/25/49	1,333	1,344,304
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.618(c)	10/25/49	710	710,336
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.619(c)	07/25/44	68	70,361
FHLMC Structured Pass-Through Securities,
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	1.342(c)	02/25/45	7	7,430
Freddie Mac REMICS,
Series 4939, Class KT	3.000	07/15/48	20,027	19,225,955
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	2,848	346,970

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000%	07/20/43		1,403	$1,355,261
Series 2015-064, Class IA, IO	4.000	05/20/45		9,960	1,658,810
Series 2015-165, Class IB, IO	3.500	11/20/42		4,584	483,114
Series 2016-01, Class ZP	3.000	01/20/46		6,778	6,311,971
Series 2016-161, Class PI, IO	3.500	06/20/46		23,030	3,443,086
Series 2016-69, Class B	3.000	05/20/46		14,644	14,156,353
Series 2017-134, Class ZK	3.000	08/20/47		6,032	5,532,209
Series 2018-05, Class IB, IO	4.000	01/20/48		12,342	2,340,941
Series 2018-21, Class IH, IO	4.500	02/20/48		4,463	873,605
Series 2018-59, Class PZ	3.000	09/20/46		6,315	6,203,184
Series 2019-159, Class IJ, IO	3.500	12/20/49		13,107	2,575,091
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.808(c)	10/26/36		4,495	4,408,021
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.268(c)	10/25/28		4,741	4,732,727
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.318(c)	05/25/29		6,453	6,449,298
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.918(c)	10/25/30		5,574	5,577,139
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.818(c)	10/25/30		11,507	11,595,476
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.889(c)	01/25/34		26,185	25,732,361
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.089(c)	01/25/34		41,170	39,154,551
Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	1.188(c)	04/25/35		861	835,925
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	1.686(cc)	01/25/32		1	1,228
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.848(c)	07/25/37		2,218	2,174,911
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	2.734(cc)	03/25/36		93	81,519
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.861(c)	07/20/60	GBP	48,400	60,664,056

See Notes to Financial Statements.

PGIM Total Return Bond Fund    93

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.301%(c)	06/30/23	140,300	$139,635,287
Series 2021-02, Class A1Y, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.301(c)	06/30/23	71,000	70,663,609
Mortgage Repurchase Agreement Financing Trust,
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.988(c)	09/10/22	145,100	144,713,657
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	01/25/48	15,969	15,783,236
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/28	6,407	6,398,721
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.068(c)	07/25/29	372	372,001
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.268(c)	10/25/30	7,450	7,455,137
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.939(c)	10/25/33	25,715	25,678,526
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.339(c)	10/25/33	19,887	19,794,203
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.189(c)	04/25/34	44,200	42,326,645
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513(c)	12/25/22	113,571	113,281,528
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.568(c)	02/27/24	18,705	18,772,531
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	02/25/23	49,679	49,483,429
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	08/25/25	45,300	44,878,588
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	1.068(c)	02/25/34	6	5,776

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.068%(c)	03/25/28	1,367		$1,367,101
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	3.368(c)	03/25/28	18,290		18,114,588
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.618(c)	01/25/30	6,250		6,205,380
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.118(c)	01/25/30	24,000		23,393,340
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.939(c)	12/27/33	36,516		36,324,344
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	2.139(c)	11/25/31	35,810		35,560,590
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.989(c)	11/25/31	42,300		41,055,619
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31	6		6,058
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32	6		6,298
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.462(cc)	02/25/34	58		57,340
Series 2004-18, Class 3A1	2.458(cc)	12/25/34	5,267		5,195,116
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	1.214(c)	09/19/32	7		6,465
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41	2,848		2,762,094
Washington Mutual Mortgage Pass-Through Certificates Series Trust,
Series 2005-AR05, Class A6	2.927(cc)	05/25/35	463		460,608
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	1.508(c)	06/25/44	690		668,296
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	1.768(c)	07/25/44	1,143		1,110,342
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR01, Class 2A	2.805(cc)	02/25/33	—(r	)	348

See Notes to Financial Statements.

PGIM Total Return Bond Fund    95

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
ZH Trust,
Series 2021-01, Class A, 144A	2.253%	02/18/27		8,587	$8,398,409

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $2,238,056,975)					2,192,411,994

SOVEREIGN BONDS 5.2%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes	4.400	03/09/23		46,900	45,704,572
Albania Government International Bond (Albania),
Bonds	2.708(s)	08/31/25		91,274	81,081,543
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	662,530
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		16,218	16,329,957
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		99,234	100,658,471
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes(a)	4.500	05/30/29		1,600	1,508,350
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes(a)	1.375	09/23/50	EUR	24,450	17,036,679
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000	31,508,704
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes(a)	4.500	01/28/26		6,000	5,765,438
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,050,240
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,016,570
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	34,706,871
Sr. Unsec’d. Notes	6.000	01/26/24		67,450	70,176,922
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,157,004
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	45,846,956
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,323,084
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	10,855	9,611,224
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,071,103
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,359,083
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	226,480,991

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece), (cont’d.)
Sr. Unsec’d. Notes	6.140%	04/14/28	EUR	132,800	$164,489,678
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		36,526	37,210,292
Sr. Unsec’d. Notes	5.375	03/25/24		7,612	7,855,997
Sr. Unsec’d. Notes	5.750	11/22/23		58,412	60,384,034
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	22,658,603
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	18,277,147
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	13,721,267
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	303,726
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	60,864,279
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,767,069
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,139,224
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	1,862,561
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	36,451,160
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	32,423,508
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	7,937,447
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.500	06/01/22		21,500	21,522,809
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,100,304
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		15,000	14,856,469
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	43,086,467
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,262,210
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	42,907,691
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,689,647
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	11,335,101
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	40,803,368
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,683,595
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,945,078
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30		21,630	18,568,040
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	25,204,548

See Notes to Financial Statements.

PGIM Total Return Bond Fund    97

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Province of Nova Scotia (Canada),
Debentures	8.250%	07/30/22		6,400	$6,490,503
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		705	745,230
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	6,344,765
Unsec’d. Notes, MTN	7.295	07/22/26		474	544,143
Unsec’d. Notes, MTN	7.365	03/06/26		82	93,781
Unsec’d. Notes, MTN	7.380	04/09/26		100	114,862
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		1,588	1,750,073
Province of Saskatchewan (Canada),
Debentures	8.500	07/15/22		6,055	6,139,914
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,431,706
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	13,926,510
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	11,886,983
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	1.689(s)	02/20/31	EUR	23,219	18,621,150
Sr. Unsec’d. Notes	3.486(s)	03/27/23		4,000	3,927,657
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,360,653
Sr. Unsec’d. Notes(a)	2.875	10/17/29		178,800	163,088,756
Sr. Unsec’d. Notes	3.875	05/06/51		700	596,690
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	5,460	5,853,079
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	144,505	209,623,527
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	79,395,974
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	630,773
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	4,523,068
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,596,890
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	24,052,589
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	6,451,126
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875	01/22/24		2,044	2,090,734
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	19,445,446
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	19,259,501
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	43,848,605
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	791,118
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	15,055	12,184,614
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	59,116	56,030,646

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	1.650%	03/03/33	EUR	30,245	$21,910,494
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		12,350	9,220,039
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,600	1,620,110
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,002,681
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,604,826
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,258,496
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	127,480,092
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	1,580,000
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	1,633,838
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	48,655	15,911,864
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		43,190	22,890,700
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		10,000	3,950,000
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		7,697	2,713,193
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	7,729,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes(a)	4.975	04/20/55		9,466	9,771,526

TOTAL SOVEREIGN BONDS (cost $2,697,549,422)					2,420,485,536

U.S. GOVERNMENT AGENCY OBLIGATIONS 5.9%
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	330,160
Fannie Mae Interest Strips	2.967(s)	05/15/30		1,507	1,118,628
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	180,492
Fannie Mae Interest Strips	3.017(s)	07/15/30		1,355	1,002,888
Fannie Mae Principal Strips	1.823(s)	01/15/30		9,967	7,733,954
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895	3,996,324
Fannie Mae Principal Strips, MTN	3.335(s)	05/15/30		4,336	3,344,956
Federal Farm Credit Bank	3.000	01/14/30		541	529,023
Federal Home Loan Bank	3.200	11/29/32		22,500	21,164,817
Federal Home Loan Mortgage Corp.,
MTN	1.749(s)	12/14/29		16,075	12,567,455
MTN	2.054(s)	11/15/38		10,000	5,573,062
MTN	2.662(s)	12/17/29		893	698,998
Federal Home Loan Mortgage Corp.(h)	2.500	11/01/49		6,068	5,556,908
Federal Home Loan Mortgage Corp.	3.500	02/01/47		1,104	1,085,869
Federal Home Loan Mortgage Corp.	4.500	09/01/39		380	397,063
Federal Home Loan Mortgage Corp.	5.000	01/01/39		42	44,191
Federal Home Loan Mortgage Corp.	5.500	06/01/31		1	1,053
Federal Home Loan Mortgage Corp.	5.500	10/01/33		230	246,768

See Notes to Financial Statements.

PGIM Total Return Bond Fund    99

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.500%	07/01/34	2		$2,447
Federal Home Loan Mortgage Corp.	6.000	10/01/32	8		8,170
Federal Home Loan Mortgage Corp.	6.000	12/01/32	6		6,437
Federal Home Loan Mortgage Corp.	6.000	02/01/33	6		6,385
Federal Home Loan Mortgage Corp.	6.000	11/01/33	38		40,137
Federal Home Loan Mortgage Corp.	6.000	01/01/34	29		31,706
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1		1,218
Federal Home Loan Mortgage Corp.(h)	6.250	07/15/32	49,948		63,018,040
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1		1,026
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1		1,150
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		1,002
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		2,450
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		2,487
Federal Home Loan Mortgage Corp.	6.500	08/01/32	3		2,672
Federal Home Loan Mortgage Corp.	6.500	09/01/32	12		12,668
Federal Home Loan Mortgage Corp.	6.500	11/01/33	20		21,670
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373		66,586,068
Federal Home Loan Mortgage Corp.	7.000	09/01/32	25		26,026
Federal Home Loan Mortgage Corp.	8.500	08/01/24	1		627
Federal Home Loan Mortgage Corp.	8.500	11/01/24	—(r	)	278
Federal Judiciary Office Building Trust	2.094(s)	02/15/24	325		305,156
Federal Judiciary Office Building Trust	2.135(s)	08/15/22	5		4,964
Federal National Mortgage Assoc.,
Cost of Funds for the 11th District of San Francisco + 1.254% (Cap 12.734%, Floor 4.485%)	4.485(c)	01/01/28	1		1,342
Cost of Funds for the 11th District of San Francisco + 1.255% (Cap 11.554%, Floor 2.951%)	2.937(c)	05/01/36	5		5,794
Cost of Funds for the 11th District of San Francisco + 1.261% (Cap 12.918%, Floor 3.081%)	3.177(c)	05/01/36	2		2,395
Federal National Mortgage Assoc.(k)	1.875	09/24/26	25,255		24,099,870
Federal National Mortgage Assoc.(k)	2.125	04/24/26	13,022		12,622,296
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794		577,243
Federal National Mortgage Assoc.	3.000	TBA	1,022,000		961,520,472
Federal National Mortgage Assoc.	3.500	TBA(tt)	284,000		275,413,436
Federal National Mortgage Assoc.	3.500	TBA	939,500		908,751,828
Federal National Mortgage Assoc.	4.000	TBA	83,500		82,753,066
Federal National Mortgage Assoc.	4.000	12/01/40	131		133,655
Federal National Mortgage Assoc.	4.500	01/01/25	17		17,454
Federal National Mortgage Assoc.	4.500	02/01/33	5		5,445
Federal National Mortgage Assoc.	4.500	08/01/33	3		2,760
Federal National Mortgage Assoc.(h)	4.500	08/01/40	4,864		5,073,399

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	03/01/34		384		$408,464
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098		9,113,329
Federal National Mortgage Assoc.	5.500	07/01/33		15		15,398
Federal National Mortgage Assoc.	5.500	08/01/33		—(r	)	228
Federal National Mortgage Assoc.	5.500	10/01/33		35		37,199
Federal National Mortgage Assoc.	5.500	11/01/33		5		5,698
Federal National Mortgage Assoc.	5.500	01/01/34		3		3,024
Federal National Mortgage Assoc.	5.500	04/01/34		3		2,752
Federal National Mortgage Assoc.	5.500	04/01/34		14		14,738
Federal National Mortgage Assoc.	5.500	04/01/34		65		68,173
Federal National Mortgage Assoc.	5.500	05/01/34		4		4,431
Federal National Mortgage Assoc.	5.500	05/01/34		19		19,533
Federal National Mortgage Assoc.	5.500	05/01/34		63		65,680
Federal National Mortgage Assoc.	5.500	03/01/35		664		705,895
Federal National Mortgage Assoc.	6.000	09/01/32		—(r	)	80
Federal National Mortgage Assoc.	6.000	11/01/32		2		2,453
Federal National Mortgage Assoc.	6.000	03/01/33		1		1,392
Federal National Mortgage Assoc.	6.000	10/01/33		2		2,445
Federal National Mortgage Assoc.	6.000	11/01/33		138		147,904
Federal National Mortgage Assoc.	6.000	02/01/34		87		93,525
Federal National Mortgage Assoc.	6.000	11/01/34		15		16,765
Federal National Mortgage Assoc.	6.000	11/01/34		28		30,301
Federal National Mortgage Assoc.	6.000	01/01/35		10		10,153
Federal National Mortgage Assoc.	6.000	04/01/36		1		1,282
Federal National Mortgage Assoc.	6.000	04/01/36		3		3,346
Federal National Mortgage Assoc.	6.000	04/01/36		5		4,920
Federal National Mortgage Assoc.	6.000	06/01/37		10		10,945
Federal National Mortgage Assoc.	6.500	07/01/32		7		7,153
Federal National Mortgage Assoc.	6.500	08/01/32		7		7,672
Federal National Mortgage Assoc.	6.500	09/01/32		1		960
Federal National Mortgage Assoc.	6.500	09/01/32		23		25,008
Federal National Mortgage Assoc.	6.500	09/01/32		25		26,102
Federal National Mortgage Assoc.	6.500	09/01/32		39		41,578
Federal National Mortgage Assoc.	6.500	10/01/32		14		15,151
Federal National Mortgage Assoc.	6.500	04/01/33		24		26,471
Federal National Mortgage Assoc.(k)	6.625	11/15/30		63,039		79,151,342
Federal National Mortgage Assoc.	7.000	05/01/32		16		16,090
Federal National Mortgage Assoc.	7.000	06/01/32		4		4,383
Federal National Mortgage Assoc.(k)	7.125	01/15/30		7,255		9,216,308
Freddie Mac Coupon Strips	1.346(s)	01/15/31		415		301,481
Freddie Mac Coupon Strips	1.386(s)	07/15/31		1,140		817,297
Freddie Mac Coupon Strips	1.388(s)	01/15/30		22		16,722
Freddie Mac Coupon Strips	1.440(s)	03/15/31		15,704		11,685,239
Freddie Mac Coupon Strips	1.947(s)	01/15/32		5,600		3,909,858
Freddie Mac Coupon Strips	1.977(s)	07/15/32		9,085		6,405,729

See Notes to Financial Statements.

PGIM Total Return Bond Fund    101

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Freddie Mac Coupon Strips	2.731%(s)	07/15/32	1,881		$1,283,333
Government National Mortgage Assoc.	3.000	01/15/45	81		76,987
Government National Mortgage Assoc.	3.000	03/15/45	13		12,453
Government National Mortgage Assoc.	3.000	03/15/45	134		127,901
Government National Mortgage Assoc.	3.500	10/15/40	131		130,234
Government National Mortgage Assoc.(h)	3.500	12/20/47	4,758		4,699,753
Government National Mortgage Assoc.	4.000	11/20/48	420		424,755
Government National Mortgage Assoc.	4.500	02/20/41	1,095		1,159,440
Government National Mortgage Assoc.	5.000	08/20/39	341		365,627
Government National Mortgage Assoc.	6.000	01/15/33	12		12,485
Government National Mortgage Assoc.	6.000	03/15/33	4		4,067
Government National Mortgage Assoc.	6.000	05/15/33	5		4,970
Government National Mortgage Assoc.	6.000	06/15/33	4		4,306
Government National Mortgage Assoc.	6.000	12/15/33	14		14,427
Government National Mortgage Assoc.	6.500	09/15/32	23		23,829
Government National Mortgage Assoc.	6.500	09/15/32	48		50,813
Government National Mortgage Assoc.	6.500	11/15/33	24		25,329
Government National Mortgage Assoc.	6.500	11/15/33	52		55,430
Government National Mortgage Assoc.	6.500	07/15/38	1		548
Government National Mortgage Assoc.	8.000	08/20/31	—(r	)	167
Government National Mortgage Assoc.	8.500	06/15/30	—(r	)	164
Government National Mortgage Assoc.	8.500	08/20/30	1		1,439
Indonesia Government AID Bond, U.S. Gov’t. Gtd.
Notes	6.650	07/15/29	13,284		14,928,951
Israel Government, USAID Bond, U.S. Gov’t. Gtd.
Notes	5.500	09/18/33	21,469		25,823,069
Overseas Private Investment Corp., U.S. Gov’t. Gtd.
Notes	0.000(s)	07/17/25	7,400		8,449,617
Overseas Private Investment Corp., U.S. Gov’t. Gtd.
Notes	0.000(s)	01/24/29	16,600		16,983,785
Overseas Private Investment Corp., U.S. Gov’t. Gtd.
Notes	2.090	05/15/28	1,811		1,742,683
Overseas Private Investment Corp., U.S. Gov’t. Gtd.
Notes	3.000	10/05/34	6,269		6,102,994
Overseas Private Investment Corp., U.S. Gov’t. Gtd.
Notes	3.190	10/05/34	2,687		2,650,052
Overseas Private Investment Corp., U.S. Gov’t. Gtd.
Notes	3.820	12/20/32	95		96,832
Resolution Funding Corp., Unsec’d. Notes	8.625	01/15/30	429		581,759
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519		1,169,228
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677		15,705,632
Resolution Funding Corp. Principal Strips, Bonds	1.394(s)	01/15/30	3,889		3,023,485
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	4,560		4,519,150
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790		978,403
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	2,459		2,760,265

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Generic Strips, Bonds	1.886%(s)	09/15/39	575	$274,352
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,543,255
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	438,507
Tennessee Valley Authority Principal Strips, Bonds	2.950(s)	05/01/30	15,733	11,777,729
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	781,414
United States International Development Finance Corp., U.S. Gov’t. Gtd.
Notes	3.370	10/05/34	6,375	6,355,749

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,763,727,612)				2,724,265,813

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds(v)	1.375	11/15/40	698,305	522,419,428
U.S. Treasury Bonds	1.750	08/15/41	5,290	4,190,672
U.S. Treasury Bonds(a)(h)	1.875	11/15/51	427,518	335,200,832
U.S. Treasury Bonds	2.000	11/15/41	7,205	5,963,263
U.S. Treasury Bonds	2.000	08/15/51	10,335	8,345,512
U.S. Treasury Bonds(h)(v)	2.250	05/15/41	1,112,745	963,741,490
U.S. Treasury Bonds(a)	2.375	02/15/42	80,244	70,915,635
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	12,579,666
U.S. Treasury Bonds	2.500	02/15/45	15,000	13,270,312
U.S. Treasury Bonds(k)	2.500	02/15/46	220,980	195,808,997
U.S. Treasury Bonds	2.500	05/15/46	20,130	17,830,777
U.S. Treasury Bonds	2.750	11/15/47	14,280	13,342,875
U.S. Treasury Bonds(k)	2.875	05/15/43	111,225	105,385,687
U.S. Treasury Bonds	2.875	08/15/45	505	478,093
U.S. Treasury Bonds	3.125	02/15/43	5,930	5,854,022
U.S. Treasury Bonds	3.375	11/15/48	41,435	43,804,564
U.S. Treasury Bonds	3.750	11/15/43	10,670	11,578,617
U.S. Treasury Notes	0.875	01/31/24	13,000	12,604,414
U.S. Treasury Notes	1.500	02/15/25	49,595	47,742,937
U.S. Treasury Notes	1.750	01/31/29	26,605	24,642,881
U.S. Treasury Notes(h)	1.875	02/15/32	86,690	79,158,806
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,436,294
U.S. Treasury Notes	2.375	03/31/29	17,310	16,685,217
U.S. Treasury Notes(a)	2.500	03/31/27	82,935	81,276,300
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	6,664,679
U.S. Treasury Strips Coupon	1.565(s)	11/15/41	35,820	18,816,694
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	3,660	2,793,038
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	23,310	12,485,419
U.S. Treasury Strips Coupon	2.010(s)	11/15/29	17,045	13,629,342
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	37,610	22,432,308
U.S. Treasury Strips Coupon	2.059(s)	02/15/39	220,490	130,209,682
U.S. Treasury Strips Coupon	2.060(s)	11/15/30	5,765	4,471,028

See Notes to Financial Statements.

PGIM Total Return Bond Fund    103

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.071%(s)	08/15/41	6,495	$3,451,230
U.S. Treasury Strips Coupon	2.162(s)	05/15/29	940	762,905
U.S. Treasury Strips Coupon(k)	2.194(s)	05/15/39	179,540	104,967,781
U.S. Treasury Strips Coupon(h)	2.211(s)	11/15/40	44,875	24,628,662
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	15,404,250
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	8,439,292
U.S. Treasury Strips Coupon(h)	2.364(s)	05/15/45	32,250	15,105,850
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	5,822,168
U.S. Treasury Strips Coupon(h)	2.379(s)	08/15/44	82,650	39,497,661
U.S. Treasury Strips Coupon	2.387(s)	05/15/43	39,035	19,416,863
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	61,313,356
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,680,139
U.S. Treasury Strips Coupon	2.429(s)	02/15/43	11,305	5,678,996
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	25,752,319
U.S. Treasury Strips Coupon	2.493(s)	02/15/45	48,225	22,718,496
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	5,449,650

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,760,017,754)				3,180,849,099

			Shares

COMMON STOCKS 0.3%

Entertainment 0.0%

Codere New Topco SA (Spain)^			162,877	—

Oil, Gas & Consumable Fuels 0.3%

Chesapeake Energy Corp.(a)			1,575,545	129,226,201
Chesapeake Energy Corp. Backstop Commitment			9,060	743,101

				129,969,302

Wireless Telecommunication Services 0.0%

Intelsat Emergence SA (Luxembourg)*			66,831	2,167,831

TOTAL COMMON STOCKS (cost $29,775,512)				132,137,133

PREFERRED STOCKS 0.0%

Banks 0.0%
Citigroup Capital XIII, 7.705%(c), 3 Month LIBOR + 6.370%,
Maturing 10/30/40			22,000	596,420

See Notes to Financial Statements.

Description	Shares	Value

PREFERRED STOCKS (Continued)

Capital Markets 0.0%

State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	315,000	$8,035,650

TOTAL PREFERRED STOCKS
(cost $8,425,000)		8,632,070

	Units

RIGHTS* 0.0%

Diversified Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	6,997	13,337
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	6,997	2,459

TOTAL RIGHTS
(cost $0)		15,796

WARRANTS* 0.0%

Chemicals

TPC Group, Inc., expiring 08/01/24 (original cost $1; purchased 02/02/21)^(f)
(cost $1)	7,478,572	35,149

TOTAL LONG-TERM INVESTMENTS
(cost $52,856,393,732)		49,078,278,860

	Shares

SHORT-TERM INVESTMENTS 4.0%

AFFILIATED MUTUAL FUND 2.6%
PGIM Institutional Money Market Fund
(cost $1,217,764,312; includes $1,217,431,529 of cash collateral for securities on loan)(b)(wc)	1,219,687,576	1,218,711,826

See Notes to Financial Statements.

PGIM Total Return Bond Fund    105

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

UNAFFILIATED FUND 0.9%
Dreyfus Government Cash Management (Institutional Shares)
(cost $429,531,347)	429,531,347	$429,531,347

OPTIONS PURCHASED*~ 0.5%
(cost $241,872,777)		233,574,353

TOTAL SHORT-TERM INVESTMENTS
(cost $1,889,168,436)		1,881,817,526

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.5%
(cost $54,745,562,168)		50,960,096,386

OPTIONS WRITTEN*~ (0.5)%
(premiums received $280,119,544)		(254,742,854)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 109.0%
(cost $54,465,442,624)		50,705,353,532
Liabilities in excess of other assets(z) (9.0)%		(4,172,141,406)

NET ASSETS 100.0%		$46,533,212,126

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SAR—Saudi Arabian Riyal

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

See Notes to Financial Statements.

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AID—Agency for International Development

BABs—Build America Bonds

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

SAIBOR—Saudi Arabian Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $340,406,819 and 0.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,179,891,270; cash collateral of $1,217,431,529 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    107

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,082,924. The aggregate value of $7,406,927 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 284,000,000 is 0.6% of net assets.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 10/04/25	Call	Deutsche Bank AG	10/02/23	2.35%	2.35%(A)	3 Month SAIBOR(Q)	SAR	375,000	$47,515
CDX.NA.HY.37.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	$107.00	5.00%(Q)	CDX.NA.HY. 37.V1(Q)		215,000	2,625
CDX.NA.HY.38.V1, 06/20/27	Call	Citibank, N.A.	06/15/22	$107.00	5.00%(Q)	CDX.NA.HY. 38.V1(Q)		460,000	184,537
CDX.NA.IG.37.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	0.60%	1.00%(Q)	CDX.NA.IG. 37.V1(Q)		780,000	7,714
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	06/15/22	0.60%	1.00%(Q)	CDX.NA.IG. 37.V1(Q)		1,000,000	104,701
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		364,010	—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,440	—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		365,350	501
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,900	492
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		717,770	985

See Notes to Financial Statements.

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		385,690	$5,681
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.60%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	126,086
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,440	1,018
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,090	932
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,420	1,018
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,080	932
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.70%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	778,704
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.78%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	2,187,173
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,090	1,902
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.78%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	2,484,025
iTraxx.EUR.36.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	1.00%	1.00%(Q)	iTraxx.EUR. 36.V1(Q)	EUR	1,293,000	10,283,162
iTraxx.EUR.37.V1, 06/20/27	Call	Citibank, N.A.	05/18/22	1.00%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	296,000	1,729,271
iTraxx.FINSR.36.V1, 12/20/26	Call	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	500,000	593,033
iTraxx.FINSR.36.V1, 12/20/26	Call	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	500,000	593,033
iTraxx.FINSR.36.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	1.00%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	403,000	1,341,251
iTraxx.XO.36.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	5.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	475,000	19,419,639
iTraxx.XO.36.V1, 12/20/26	Call	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	550,000	59,924,684
iTraxx.XO.37.V1, 06/20/27	Call	Citibank, N.A.	05/18/22	5.00%	5.00%(Q)	iTraxx.XO. 37.V1(Q)	EUR	118,000	3,934,246
2- Year Interest Rate Swap, 10/04/25	Put	Deutsche Bank AG	10/02/23	2.35%	3 Month SAIBOR(Q)	2.35%(A)	SAR	375,000	1,556,005

See Notes to Financial Statements.

PGIM Total Return Bond Fund    109

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	06/15/22	$108.00	CDX.NA.HY. 37.V1(Q)	5.00%(Q)	500,000	$29,415,923
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	05/18/22	$97.00	CDX.NA.HY. 38.V1(Q)	5.00%(Q)	162,580	382,094
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	$94.00	CDX.NA.HY. 38.V1(Q)	5.00%(Q)	162,580	727,835
CDX.NA.HY.38.V1, 06/20/27	Put	Citibank, N.A.	06/15/22	$107.00	CDX.NA.HY. 38.V1(Q)	5.00%(Q)	460,000	28,306,654
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	$108.00	CDX.NA.HY. 38.V1(Q)	5.00%(Q)	200,000	14,285,673
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	05/18/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	740,000	6,004,142
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	358,440	1,786,395
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	364,010	1,516,716
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	385,690	2,391,450
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	365,350	2,265,333
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	358,900	2,225,340
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	717,770	4,450,494
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	328,090	2,898,371
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	328,080	2,438,763
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	358,440	2,457,574

See Notes to Financial Statements.

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		358,420	$2,457,436
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	4,165,306
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	3,219,302
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		328,090	2,539,675
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	4,320,501
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.20%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		2,000,000	7,928,563
iTraxx.FINSR.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	1.00%	iTraxx.FINSR. 36.V1(Q)	1.00%(Q)	EUR	500,000	865,158
iTraxx.FINSR.37.V1, 06/20/27	Put	Citibank, N.A.	05/18/22	1.00%	iTraxx.FINSR. 37.V1(Q)	1.00%(Q)	EUR	246,000	847,215
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	iTraxx.XO. 36.V1(Q)	5.00%(Q)	EUR	550,000	367,575

Total Options Purchased (cost $241,872,777)									$233,574,353

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	6.86%	—	410,942	$(1,145,312)

(premiums received $2,260,179)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 10/04/25	Call	Deutsche Bank AG	10/02/23	1.08%	1 Day SOFR(A)	1.08%(A)	100,000	$(124,236)
CDX.NA.HY.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	06/15/22	$108.00	CDX.NA.HY. 37.V1(Q)	5.00%(Q)	500,000	(7,842)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    111

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Written (continued):

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	$108.00	CDX.NA.HY. 38.V1(Q)	5.00%(Q)		200,000	$(66,632)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		364,010	(28,047)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	05/18/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		740,000	(57,016)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		358,440	(27,617)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		385,690	(67,071)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		365,350	(89,282)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		358,900	(87,706)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		717,770	(175,405)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		328,090	(91,322)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		328,080	(112,514)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		358,440	(180,594)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		358,420	(180,584)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.95%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	(7,311,601)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	1.05%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	(10,778,160)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		328,090	(337,299)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.03%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	(9,985,584)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	1.20%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		2,000,000	(31,923,474)
iTraxx.FINSR.36.V1, 12/20/26	Call	Barclays Bank PLC	05/18/22	1.00%	iTraxx.FINSR. 36.V1(Q)	1.00%(Q)	EUR	500,000	(1,664,083)

See Notes to Financial Statements.

Options Written (continued):

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.FINSR.37.V1, 06/20/27	Call	Citibank, N.A.	05/18/22	1.00%	iTraxx.FINSR. 37.V1(Q)	1.00%(Q)	EUR	246,000	$(476,945)
iTraxx.XO.36.V1, 12/20/26	Call	Barclays Bank PLC	06/15/22	9.00%	iTraxx.XO. 36.V1(Q)	5.00%(Q)	EUR	550,000	(93,491,839)
2- Year Interest Rate Swap, 10/04/25	Put	Deutsche Bank AG	10/02/23	1.08%	1.08%(A)	1 Day SOFR(A)		100,000	(4,730,341)
CDX.NA.HY.37.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	$107.00	5.00%(Q)	CDX.NA.HY. 37.V1(Q)		215,000	(9,681,181)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	$100.00	5.00%(Q)	CDX.NA.HY. 38.V1(Q)		162,580	(2,269,387)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$98.00	5.00%(Q)	CDX.NA.HY. 38.V1(Q)		162,580	(3,185,677)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	06/15/22	3.00%	1.00%(Q)	CDX.NA.IG. 36.V1(Q)		1,000,000	(5,106)
CDX.NA.IG.37.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	0.60%	1.00%(Q)	CDX.NA.IG. 37.V1(Q)		780,000	(6,392,583)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	06/15/22	0.60%	1.00%(Q)	CDX.NA.IG. 37.V1(Q)		1,000,000	(8,747,733)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	09/21/22	3.00%	1.00%(Q)	CDX.NA.IG. 37.V1(Q)		1,000,000	(365,410)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,440	(495,585)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		364,010	(294,943)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.60%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	(12,170,169)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		385,690	(1,047,792)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		365,350	(992,535)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,900	(975,012)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    113

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Written (continued):

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley &Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		717,770	$(1,949,943)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	(8,834,072)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	(6,856,304)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,090	(1,366,595)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,080	(1,277,946)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,440	(1,153,927)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		358,420	(1,153,862)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	(7,740,789)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,090	(1,417,513)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		363,870	(12,846)
GS_21-PJA†† ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		701,420	(23,327)
iTraxx.EUR.35.V1, 06/20/26	Put	Goldman Sachs International	06/15/22	3.00%	1.00%(Q)	iTraxx.EUR. 35.V1(Q)	EUR	500,000	(3,458)
iTraxx.EUR.36.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	1.00%	1.00%(Q)	iTraxx.EUR. 36.V1(Q)	EUR	1,293,000	(613,269)
iTraxx.EUR.37.V1, 06/20/27	Put	Citibank, N.A.	05/18/22	1.00%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	296,000	(398,557)
iTraxx.FINSR.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	500,000	(2,115,504)
iTraxx.FINSR.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	500,000	(2,115,504)
iTraxx.FINSR.36.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	1.00%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	403,000	(697,317)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	326,830	(435,370)
iTraxx.XO.36.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	5.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	475,000	(976,599)

See Notes to Financial Statements.

Options Written (continued):

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	550,000	$(1,045,319)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	365,000	(2,948,823)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	260,550	(1,420,178)
iTraxx.XO.37.V1, 06/20/27	Put	Put Citibank, N.A.	05/18/22	5.00%	5.00%(Q)	iTraxx.XO. 37.V1(Q)	EUR	118,000	(422,213)

Total OTC Swaptions (premiums received $277,859,365)									$(253,597,542)

Total Options Written (premiums received $280,119,544)									$(254,742,854)

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
11,640	2 Year U.S. Treasury Notes	Jun. 2022	$2,453,857,500	$(6,927,005)
48,553	5 Year U.S. Treasury Notes	Jun. 2022	5,470,557,790	(178,345,331)
17,773	10 Year U.S. Treasury Notes	Jun. 2022	2,117,764,031	(41,301,168)
8,504	10 Year U.S. Ultra Treasury Notes	Jun. 2022	1,097,016,000	(90,062,741)
10,340	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	1,658,923,750	(187,004,423)

				(503,640,668)

Short Positions:
4,298	5 Year Euro-Bobl	Jun. 2022	576,656,389	26,507,624
6,107	10 Year Euro-Bund	Jun. 2022	989,515,808	86,817,894
512	20 Year U.S. Treasury Bonds	Jun. 2022	72,032,000	1,007,422
4,111	Euro Schatz Index	Jun. 2022	477,687,790	7,883,791

				122,216,731

				$(381,423,937)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    115

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	19,785	$14,197,000	$13,999,259	$—	$(197,741)
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	117,623	24,909,000	23,761,322	—	(1,147,678)
Expiring 05/03/22	Goldman Sachs International	BRL	78,116	16,356,000	15,780,493	—	(575,507)
Expiring 06/02/22	Citibank, N.A.	BRL	139,919	29,498,325	27,985,452	—	(1,512,873)
Expiring 06/02/22	Goldman Sachs International	BRL	47,253	9,419,000	9,451,159	32,159	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	14,203,804	17,390,000	16,496,152	—	(893,848)
Expiring 06/15/22	Citibank, N.A.	CLP	13,668,812	16,549,000	15,874,818	—	(674,182)
Expiring 06/15/22	HSBC Bank PLC	CLP	12,729,686	15,414,000	14,784,126	—	(629,874)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	13,248,563	16,233,000	15,386,745	—	(846,255)
Expiring 06/15/22	UBS AG	CLP	12,157,678	14,197,000	14,119,802	—	(77,198)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	374,143	56,706,000	56,210,959	—	(495,041)
Expiring 05/23/22	Citibank, N.A.	CNH	112,269	17,036,000	16,867,184	—	(168,816)
Expiring 05/23/22	Goldman Sachs International	CNH	190,677	28,678,000	28,647,163	—	(30,837)
Expiring 05/23/22	Goldman Sachs International	CNH	101,990	16,010,000	15,322,901	—	(687,099)
Expiring 05/23/22	HSBC Bank PLC	CNH	214,485	33,722,000	32,224,043	—	(1,497,957)
Expiring 05/23/22	HSBC Bank PLC	CNH	211,079	33,248,000	31,712,306	—	(1,535,694)
Expiring 05/23/22	HSBC Bank PLC	CNH	126,107	19,784,000	18,946,228	—	(837,772)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	104,006	16,276,000	15,625,780	—	(650,220)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	56,489,863	14,197,000	14,158,633	—	(38,367)
Expiring 06/15/22	Citibank, N.A.	COP	70,004,703	18,359,000	17,545,996	—	(813,004)
Expiring 06/15/22	Citibank, N.A.	COP	63,845,074	16,521,000	16,002,145	—	(518,855)
Expiring 06/15/22	HSBC Bank PLC	COP	53,450,880	13,776,000	13,396,942	—	(379,058)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	57,207,926	14,312,000	14,338,609	26,609	—
Czech Koruna,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	377,654	16,642,000	16,041,025	—	(600,975)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/19/22	Bank of America, N.A.	EUR	66,605	$72,599,937	$70,563,942	$—	$(2,035,995)
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	2,439,063	31,832,000	31,689,091	—	(142,909)
Expiring 06/15/22	Citibank, N.A.	INR	1,942,596	25,314,000	25,238,833	—	(75,167)
Expiring 06/15/22	HSBC Bank PLC	INR	2,370,705	30,954,000	30,800,957	—	(153,043)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	11,789,103	152,753,106	153,167,795	414,689	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	1,144,722	15,078,000	14,872,591	—	(205,409)
Indonesian Rupiah,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	IDR	228,121,402	15,658,000	15,608,231	—	(49,769)
Japanese Yen,
Expiring 07/19/22	HSBC Bank PLC	JPY	4,040,341	32,368,825	31,243,885	—	(1,124,940)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	339,867	15,628,000	16,500,782	872,782	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	279,762	13,707,000	13,582,614	—	(124,386)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	271,767	13,584,000	13,194,485	—	(389,515)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	1,375,784	65,223,106	66,795,208	1,572,102	—
Expiring 06/15/22	UBS AG	MXN	392,215	19,135,000	19,042,299	—	(92,701)
Expiring 06/15/22	UBS AG	MXN	339,047	15,628,000	16,460,964	832,964	—
New Taiwanese Dollar,
Expiring 06/15/22	Goldman Sachs International	TWD	626,369	22,063,000	21,351,181	—	(711,819)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	454,193	15,755,000	15,482,190	—	(272,810)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	435,785	15,163,000	14,854,698	—	(308,302)
Expiring 06/15/22	UBS AG	TWD	1,356,016	47,318,000	46,222,839	—	(1,095,161)
Expiring 06/15/22	UBS AG	TWD	1,229,782	43,043,000	41,919,869	—	(1,123,131)
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	70,376	18,708,000	18,230,446	—	(477,554)
Expiring 06/15/22	BNP Paribas S.A.	PEN	68,504	18,074,329	17,745,452	—	(328,877)
Expiring 06/15/22	Citibank, N.A.	PEN	40,129	10,469,000	10,395,149	—	(73,851)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    117

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PEN	61,322	$16,335,000	$15,885,015	$—	$(449,985)
Philippine Peso,
Expiring 06/15/22	Citibank, N.A.	PHP	1,056,572	20,026,000	20,046,530	20,530	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	1,831,824	34,772,000	34,755,528	—	(16,472)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	1,739,104	32,997,000	32,996,332	—	(668)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	1,550,690	29,297,000	29,421,530	124,530	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	1,424,747	27,071,000	27,031,981	—	(39,019)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	760,470	14,421,000	14,428,533	7,533	—
Expiring 06/15/22	Standard Chartered Bank	PHP	1,785,992	33,849,000	33,885,949	36,949	—
Expiring 06/15/22	Standard Chartered Bank	PHP	1,712,840	32,377,000	32,498,036	121,036	—
Expiring 06/15/22	Standard Chartered Bank	PHP	1,350,349	25,600,000	25,620,416	20,416	—
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	158,775	36,806,311	35,435,866	—	(1,370,445)
Expiring 07/19/22	HSBC Bank PLC	PLN	134,168	30,933,497	29,943,960	—	(989,537)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	74,659	16,675,000	16,662,542	—	(12,458)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	40,698	30,013,000	29,426,524	—	(586,476)
Expiring 06/15/22	HSBC Bank PLC	SGD	35,999	26,499,000	26,029,091	—	(469,909)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	40,843	30,110,000	29,531,861	—	(578,139)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	28,533	20,982,000	20,630,784	—	(351,216)
Expiring 06/15/22	Standard Chartered Bank	SGD	33,467	24,657,000	24,198,450	—	(458,550)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	647,136	40,359,000	40,761,150	402,150	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	270,960	18,345,000	17,066,949	—	(1,278,051)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	Barclays Bank PLC	ZAR	222,939	$14,197,000	$14,042,269	$—	$(154,731)
Expiring 06/15/22	HSBC Bank PLC	ZAR	141,647	8,806,000	8,921,907	115,907	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	228,505	14,312,000	14,392,805	80,805	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	225,037	14,197,000	14,174,427	—	(22,573)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	197,265	12,233,000	12,425,126	192,126	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	177,010	11,165,000	11,149,314	—	(15,686)
Expiring 06/15/22	UBS AG	ZAR	619,047	39,493,000	38,991,901	—	(501,099)
South Korean Won,
Expiring 06/15/22	HSBC Bank PLC	KRW	32,051,033	26,463,000	25,375,027	—	(1,087,973)
Expiring 06/15/22	HSBC Bank PLC	KRW	18,787,119	15,196,000	14,873,893	—	(322,107)
Expiring 06/15/22	HSBC Bank PLC	KRW	18,438,254	15,001,000	14,597,695	—	(403,305)
Expiring 06/15/22	Standard Chartered Bank	KRW	29,230,269	23,992,000	23,141,809	—	(850,191)
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	621,949	18,694,000	18,173,013	—	(520,987)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	1,976,722	59,419,000	57,758,698	—	(1,660,302)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	426,869	12,712,000	12,472,872	—	(239,128)
Expiring 06/15/22	Standard Chartered Bank	THB	372,371	11,238,000	10,880,476	—	(357,524)

				$2,038,728,436	$2,007,271,002	4,873,287	(36,330,721)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	42,885	$31,938,331	$30,343,800	$1,594,531	$—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	55,820	11,770,000	11,276,288	493,712	—
Expiring 05/03/22	Citibank, N.A.	BRL	139,919	29,776,422	28,265,527	1,510,895	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    119

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/19/22	HSBC Bank PLC	GBP	1,338	$1,739,834	$1,683,335	$56,499	$—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	1,019,768	1,330,385,426	1,282,757,811	47,627,615	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	20,904	16,560,478	16,267,291	293,187	—
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	7,247,717	8,996,000	8,417,424	578,576	—
Expiring 06/15/22	HSBC Bank PLC	CLP	12,782,328	16,006,000	14,845,264	1,160,736	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	22,592,688	27,780,741	26,238,915	1,541,826	—
Expiring 06/15/22	UBS AG	CLP	22,049,769	27,650,000	25,608,375	2,041,625	—
Chinese Renminbi,
Expiring 05/23/22	Credit Suisse International	CNH	175,732	27,636,000	26,401,786	1,234,214	—
Expiring 05/23/22	HSBC Bank PLC	CNH	229,503	36,074,000	34,480,291	1,593,709	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	1,923,964	301,235,926	289,054,571	12,181,355	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	164,865	25,775,000	24,769,152	1,005,848	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	151,528	23,759,000	22,765,396	993,604	—
Expiring 05/23/22	UBS AG	CNH	206,620	32,502,000	31,042,469	1,459,531	—
Expiring 05/23/22	UBS AG	CNH	144,181	22,480,000	21,661,638	818,362	—
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	66,772,626	16,784,000	16,735,907	48,093	—
Expiring 06/15/22	HSBC Bank PLC	COP	123,994,104	32,223,000	31,077,913	1,145,087	—
Czech Koruna,
Expiring 07/19/22	Goldman Sachs International	CZK	285,641	12,509,000	12,132,756	376,244	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	240,464	10,641,792	10,213,827	427,965	—
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	1,356,165	1,474,415,833	1,436,782,156	37,633,677	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	13,479	14,595,000	14,280,371	314,629	—
Expiring 07/19/22	Deutsche Bank AG	EUR	1,756,155	1,917,001,246	1,860,549,517	56,451,729	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	140,037	$152,687,710	$148,361,699	$4,326,011	$—
Expiring 07/19/22	Standard Chartered Bank	EUR	1,779,477	1,949,470,053	1,885,257,510	64,212,543	—
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	7,094,290	20,099,987	19,567,489	532,498	—
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	2,447,688	31,796,000	31,801,144	—	(5,144)
Expiring 06/15/22	Goldman Sachs International	INR	1,958,413	25,349,000	25,444,329	—	(95,329)
Expiring 06/15/22	HSBC Bank PLC	INR	2,638,083	34,031,000	34,274,820	—	(243,820)
Expiring 06/15/22	HSBC Bank PLC	INR	2,627,148	33,900,000	34,132,751	—	(232,751)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	2,489,395	32,367,000	32,343,010	23,990	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	2,032,379	26,270,000	26,405,312	—	(135,312)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	2,030,293	26,337,000	26,378,216	—	(41,216)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	1,936,103	25,233,000	25,154,468	78,532	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	2,027,183	26,338,000	26,337,812	188	—
Indonesian Rupiah,
Expiring 06/15/22	Citibank, N.A.	IDR	343,764,776	23,658,966	23,520,635	138,331	—
Expiring 06/15/22	Citibank, N.A.	IDR	184,175,532	12,774,000	12,601,423	172,577	—
Expiring 06/15/22	Citibank, N.A.	IDR	70,199,755	4,831,034	4,803,118	27,916	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	415,080,447	28,716,000	28,400,105	315,895	—
Israeli Shekel,
Expiring 06/15/22	Bank of America, N.A.	ILS	73,075	22,595,440	21,941,520	653,920	—
Expiring 06/15/22	Bank of America, N.A.	ILS	57,870	17,753,560	17,376,135	377,425	—
Expiring 06/15/22	Barclays Bank PLC	ILS	90,845	27,747,000	27,277,160	469,840	—
Expiring 06/15/22	Citibank, N.A.	ILS	60,264	18,507,000	18,094,930	412,070	—
Expiring 06/15/22	Citibank, N.A.	ILS	53,702	16,424,000	16,124,391	299,609	—
Expiring 06/15/22	Citibank, N.A.	ILS	44,681	13,661,000	13,415,896	245,104	—
Expiring 06/15/22	Citibank, N.A.	ILS	41,863	13,106,000	12,569,811	536,189	—
Expiring 06/15/22	HSBC Bank PLC	ILS	72,858	22,189,000	21,876,167	312,833	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    121

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	52,454	$16,094,000	$15,749,671	$344,329	$—
Mexican Peso,
Expiring 06/15/22	Citibank, N.A.	MXN	1,182,125	58,473,264	57,392,942	1,080,322	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	449,874	21,096,000	21,841,687	—	(745,687)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	295,741	14,312,000	14,358,402	—	(46,402)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	161,613	7,678,000	7,846,400	—	(168,400)
Expiring 06/15/22	UBS AG	MXN	353,427	16,613,000	17,159,100	—	(546,100)
New Taiwanese Dollar,
Expiring 06/15/22	Citibank, N.A.	TWD	772,528	26,490,000	26,333,349	156,651	—
Expiring 06/15/22	Goldman Sachs International	TWD	6,278,179	222,393,859	214,005,832	8,388,027	—
Expiring 06/15/22	HSBC Bank PLC	TWD	760,133	26,264,000	25,910,831	353,169	—
Expiring 06/15/22	HSBC Bank PLC	TWD	748,501	25,622,000	25,514,326	107,674	—
Expiring 06/15/22	HSBC Bank PLC	TWD	382,480	13,074,000	13,037,686	36,314	—
Expiring 06/15/22	HSBC Bank PLC	TWD	308,051	10,489,000	10,500,626	—	(11,626)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	753,254	25,813,000	25,676,367	136,633	—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	1,096,960	20,968,000	20,812,819	155,181	—
Expiring 06/15/22	Citibank, N.A.	PHP	777,196	15,078,000	14,745,873	332,127	—
Expiring 06/15/22	Goldman Sachs International	PHP	1,074,957	20,597,000	20,395,365	201,635	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	827,383	15,846,000	15,698,090	147,910	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	1,576,014	29,747,332	29,901,996	—	(154,664)
Expiring 06/15/22	Standard Chartered Bank	PHP	997,273	18,985,000	18,921,435	63,565	—
Expiring 06/15/22	Standard Chartered Bank	PHP	846,298	16,352,000	16,056,963	295,037	—
Polish Zloty,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	30,827	7,075,000	6,880,020	194,980	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/15/22	Credit Suisse International	SGD	42,820	$31,427,000	$30,961,050	$465,950	$—
Expiring 06/15/22	Credit Suisse International	SGD	32,600	23,470,000	23,571,391	—	(101,391)
Expiring 06/15/22	Goldman Sachs International	SGD	29,588	21,411,000	21,393,579	17,421	—
Expiring 06/15/22	HSBC Bank PLC	SGD	38,529	27,771,000	27,858,441	—	(87,441)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	269,495	198,048,283	194,859,188	3,189,095	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	21,402	15,536,000	15,474,943	61,057	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	1,462,909	96,431,802	92,144,184	4,287,618	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	1,309,384	84,659,885	82,474,089	2,185,796	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	870,604	56,290,015	54,836,688	1,453,327	—
Expiring 06/15/22	Citibank, N.A.	ZAR	1,462,909	96,149,130	92,144,184	4,004,946	—
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	114,722,254	93,370,328	90,826,411	2,543,917	—
Expiring 06/15/22	HSBC Bank PLC	KRW	31,238,538	24,696,000	24,731,769	—	(35,769)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	41,985,852	33,297,000	33,240,493	56,507	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	34,186,957	27,429,000	27,066,053	362,947	—
Expiring 06/15/22	Standard Chartered Bank	KRW	36,889,107	29,479,000	29,205,364	273,636	—
Expiring 06/15/22	Standard Chartered Bank	KRW	31,154,864	24,476,000	24,665,524	—	(189,524)
Swiss Franc,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CHF	8,038	8,629,864	8,301,201	328,663	—
Thai Baht,
Expiring 06/15/22	HSBC Bank PLC	THB	257,198	7,548,000	7,515,185	32,815	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	10,374,822	313,032,063	303,146,483	9,885,580	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    123

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	748,664	$22,248,000	$21,875,546	$372,454	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	733,129	21,312,000	21,421,606	—	(109,606)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	485,083	14,197,000	14,173,857	23,143	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	706,316	21,076,000	20,638,152	437,848	—

				$9,977,121,604	$9,692,376,792	287,694,994	(2,950,182)

						$292,568,281	$(39,280,903)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	13,127	HUF	4,949,798	$254,789	$—	HSBC Bank PLC
07/19/22	Buy	HUF	5,189,264	EUR	13,538	—	(29,724)	JPMorgan Chase Bank, N.A.

						$254,789	$(29,724)

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D10)	12/20/24	1.000%(Q	)	1,000	$(16,931)	$512	$(17,443)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D10)	12/20/24	1.000%(Q	)	2,000	(28,564)	1,025	(29,589)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D10)	12/20/24	1.000%(Q	)	6,000	46,806	3,075	43,731	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D10)	12/20/24	1.000%(Q	)	1,000	(15,841)	512	(16,353)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D10)	12/20/24	1.000%(Q	)	4,500	$(69,608)	$2,306	$(71,914)	Morgan Stanley & Co. International PLC
Republic of Chile (D10)	12/20/24	1.000%(Q	)	1,000	(10,274)	512	(10,786)	Morgan Stanley & Co. International PLC
Republic of Colombia (D10)	12/20/24	1.000%(Q	)	2,500	29,577	1,281	28,296	Morgan Stanley & Co. International PLC
Republic of Indonesia (D10)	12/20/24	1.000%(Q	)	4,000	(42,282)	2,050	(44,332)	Morgan Stanley & Co. International PLC
Republic of Panama (D10)	12/20/24	1.000%(Q	)	1,000	(6,883)	512	(7,395)	Morgan Stanley & Co. International PLC
Republic of Peru (D10)	12/20/24	1.000%(Q	)	1,000	(10,251)	512	(10,763)	Morgan Stanley & Co. International PLC
Republic of Philippines (D10)	12/20/24	1.000%(Q	)	1,000	(11,859)	512	(12,371)	Morgan Stanley & Co. International PLC
Republic of South Africa (D10)	12/20/24	1.000%(Q	)	4,500	75,508	2,306	73,202	Morgan Stanley & Co. International PLC
Republic of Turkey (D10)	12/20/24	1.000%(Q	)	6,000	684,220	3,075	681,145	Morgan Stanley & Co. International PLC
Russian Federation (D10)	12/20/24	1.000%(Q	)	4,000	2,397,180	2,050	2,395,130	Morgan Stanley & Co. International PLC
State of Qatar (D10)	12/20/24	1.000%(Q	)	1,000	(16,341)	512	(16,853)	Morgan Stanley & Co. International PLC
United Mexican States (D10)	12/20/24	1.000%(Q	)	6,000	(30,308)	3,075	(33,383)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D13)	06/20/26	1.000%(Q	)	800	(16,488)	774	(17,262)	Bank of America, N.A.
Federation of Malaysia (D13)	06/20/26	1.000%(Q	)	1,600	(18,707)	1,547	(20,254)	Bank of America, N.A.
Federative Republic of Brazil (D13)	06/20/26	1.000%(Q	)	4,800	151,699	4,642	147,057	Bank of America, N.A.
Kingdom of Saudi Arabia (D13)	06/20/26	1.000%(Q	)	800	(15,748)	774	(16,522)	Bank of America, N.A.
People’s Republic of China (D13)	06/20/26	1.000%(Q	)	4,800	(74,584)	4,642	(79,226)	Bank of America, N.A.
Republic of Argentina (D13)	06/20/26	1.000%(Q	)	800	483,615	774	482,841	Bank of America, N.A.
Republic of Chile (D13)	06/20/26	1.000%(Q	)	800	(5,203)	774	(5,977)	Bank of America, N.A.
Republic of Colombia (D13)	06/20/26	1.000%(Q	)	2,000	73,278	1,934	71,344	Bank of America, N.A.
Republic of Indonesia (D13)	06/20/26	1.000%(Q	)	3,600	(12,605)	3,481	(16,086)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    125

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D13)	06/20/26	1.000%(Q	)	800	$(229)	$774	$(1,003)	Bank of America, N.A.
Republic of Peru (D13)	06/20/26	1.000%(Q	)	800	(2,967)	774	(3,741)	Bank of America, N.A.
Republic of Philippines (D13)	06/20/26	1.000%(Q	)	800	(4,955)	774	(5,729)	Bank of America, N.A.
Republic of South Africa (D13)	06/20/26	1.000%(Q	)	4,000	179,646	3,868	175,778	Bank of America, N.A.
Republic of Turkey (D13)	06/20/26	1.000%(Q	)	4,800	819,924	4,642	815,282	Bank of America, N.A.
Republic of Ukraine (D13)	06/20/26	1.000%(Q	)	800	539,503	774	538,729	Bank of America, N.A.
Russian Federation (D13)	06/20/26	1.000%(Q	)	2,400	1,498,235	2,321	1,495,914	Bank of America, N.A.
State of Qatar (D13)	06/20/26	1.000%(Q	)	800	(15,900)	774	(16,674)	Bank of America, N.A.
United Mexican States (D13)	06/20/26	1.000%(Q	)	4,800	24,976	4,642	20,334	Bank of America, N.A.
Emirate of Abu Dhabi (D14)	06/20/26	1.000%(Q	)	100	(2,061)	124	(2,185)	Bank of America, N.A.
Federation of Malaysia (D14)	06/20/26	1.000%(Q	)	200	(2,339)	247	(2,586)	Bank of America, N.A.
Federative Republic of Brazil (D14)	06/20/26	1.000%(Q	)	600	18,963	742	18,221	Bank of America, N.A.
Kingdom of Saudi Arabia (D14)	06/20/26	1.000%(Q	)	100	(1,968)	124	(2,092)	Bank of America, N.A.
People’s Republic of China (D14)	06/20/26	1.000%(Q	)	600	(9,323)	742	(10,065)	Bank of America, N.A.
Republic of Argentina (D14)	06/20/26	1.000%(Q	)	100	60,452	124	60,328	Bank of America, N.A.
Republic of Chile (D14)	06/20/26	1.000%(Q	)	100	(650)	124	(774)	Bank of America, N.A.
Republic of Colombia (D14)	06/20/26	1.000%(Q	)	250	9,160	309	8,851	Bank of America, N.A.
Republic of Indonesia (D14)	06/20/26	1.000%(Q	)	450	(1,576)	556	(2,132)	Bank of America, N.A.
Republic of Panama (D14)	06/20/26	1.000%(Q	)	100	(28)	124	(152)	Bank of America, N.A.
Republic of Peru (D14)	06/20/26	1.000%(Q	)	100	(371)	124	(495)	Bank of America, N.A.
Republic of Philippines (D14)	06/20/26	1.000%(Q	)	100	(619)	124	(743)	Bank of America, N.A.
Republic of South Africa (D14)	06/20/26	1.000%(Q	)	500	22,456	618	21,838	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D14)	06/20/26	1.000%(Q	)	600	$102,491	$742	$101,749	Bank of America, N.A.
Republic of Ukraine (D14)	06/20/26	1.000%(Q	)	100	67,438	124	67,314	Bank of America, N.A.
Russian Federation (D14)	06/20/26	1.000%(Q	)	300	187,280	371	186,909	Bank of America, N.A.
State of Qatar (D14)	06/20/26	1.000%(Q	)	100	(1,987)	124	(2,111)	Bank of America, N.A.
United Mexican States (D14)	06/20/26	1.000%(Q	)	600	3,122	742	2,380	Bank of America, N.A.
Arab Republic of Egypt (D30)	06/20/27	1.000%(Q	)	1,600	405,956	746	405,210	Barclays Bank PLC
Emirate of Abu Dhabi (D30)	06/20/27	1.000%(Q	)	1,600	(33,002)	746	(33,748)	Barclays Bank PLC
Federation of Malaysia (D30)	06/20/27	1.000%(Q	)	2,400	(13,495)	1,119	(14,614)	Barclays Bank PLC
Federative Republic of Brazil (D30)	06/20/27	1.000%(Q	)	9,600	532,713	4,476	528,237	Barclays Bank PLC
Kingdom of Saudi Arabia (D30)	06/20/27	1.000%(Q	)	1,600	(31,783)	746	(32,529)	Barclays Bank PLC
People’s Republic of China (D30)	06/20/27	1.000%(Q	)	9,600	(122,708)	4,476	(127,184)	Barclays Bank PLC
Republic of Argentina (D30)	06/20/27	1.000%(Q	)	1,600	1,036,146	746	1,035,400	Barclays Bank PLC
Republic of Chile (D30)	06/20/27	1.000%(Q	)	2,400	2,259	1,119	1,140	Barclays Bank PLC
Republic of Colombia (D30)	06/20/27	1.000%(Q	)	4,800	292,910	2,238	290,672	Barclays Bank PLC
Republic of Indonesia (D30)	06/20/27	1.000%(Q	)	7,200	49,334	3,357	45,977	Barclays Bank PLC
Republic of Panama (D30)	06/20/27	1.000%(Q	)	1,600	14,152	746	13,406	Barclays Bank PLC
Republic of Peru (D30)	06/20/27	1.000%(Q	)	2,400	11,388	1,119	10,269	Barclays Bank PLC
Republic of Philippines (D30)	06/20/27	1.000%(Q	)	1,600	5,564	746	4,818	Barclays Bank PLC
Republic of South Africa (D30)	06/20/27	1.000%(Q	)	9,600	642,373	4,476	637,897	Barclays Bank PLC
Republic of Turkey (D30)	06/20/27	1.000%(Q	)	9,600	1,960,634	4,476	1,956,158	Barclays Bank PLC
Republic of Ukraine (D30)	06/20/27	1.000%(Q	)	1,600	1,101,561	746	1,100,815	Barclays Bank PLC
State of Qatar (D30)	06/20/27	1.000%(Q	)	1,600	(31,630)	746	(32,376)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    127

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D30)	06/20/27	1.000%(Q	)	9,600	$166,455	$4,476	$161,979	Barclays Bank PLC
Arab Republic of Egypt (D33)	06/20/27	1.000%(Q	)	2,000	507,444	1,321	506,123	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D33)	06/20/27	1.000%(Q	)	2,000	(41,253)	1,321	(42,574)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D33)	06/20/27	1.000%(Q	)	3,000	(16,869)	1,982	(18,851)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D33)	06/20/27	1.000%(Q	)	12,000	665,891	7,928	657,963	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D33)	06/20/27	1.000%(Q	)	2,000	(39,729)	1,321	(41,050)	Morgan Stanley & Co. International PLC
People’s Republic of China (D33)	06/20/27	1.000%(Q	)	12,000	(153,385)	7,928	(161,313)	Morgan Stanley & Co. International PLC
Republic of Argentina (D33)	06/20/27	1.000%(Q	)	2,000	1,295,182	1,321	1,293,861	Morgan Stanley & Co. International PLC
Republic of Chile (D33)	06/20/27	1.000%(Q	)	3,000	2,823	1,982	841	Morgan Stanley & Co. International PLC
Republic of Colombia (D33)	06/20/27	1.000%(Q	)	6,000	366,137	3,964	362,173	Morgan Stanley & Co. International PLC
Republic of Indonesia (D33)	06/20/27	1.000%(Q	)	9,000	61,668	5,946	55,722	Morgan Stanley & Co. International PLC
Republic of Panama (D33)	06/20/27	1.000%(Q	)	2,000	17,689	1,321	16,368	Morgan Stanley & Co. International PLC
Republic of Peru (D33)	06/20/27	1.000%(Q	)	3,000	14,235	1,982	12,253	Morgan Stanley & Co. International PLC
Republic of Philippines (D33)	06/20/27	1.000%(Q	)	2,000	6,954	1,321	5,633	Morgan Stanley & Co. International PLC
Republic of South Africa (D33)	06/20/27	1.000%(Q	)	12,000	802,966	7,928	795,038	Morgan Stanley & Co. International PLC
Republic of Turkey (D33)	06/20/27	1.000%(Q	)	12,000	2,450,793	7,928	2,442,865	Morgan Stanley & Co. International PLC
Republic of Ukraine (D33)	06/20/27	1.000%(Q	)	2,000	1,376,950	1,321	1,375,629	Morgan Stanley & Co. International PLC
State of Qatar (D33)	06/20/27	1.000%(Q	)	2,000	(39,538)	1,321	(40,859)	Morgan Stanley & Co. International PLC
United Mexican States (D33)	06/20/27	1.000%(Q	)	12,000	208,069	7,928	200,141	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D34)	06/20/27	1.000%(Q	)	4,000	1,014,889	2,754	1,012,135	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D34)	06/20/27	1.000%(Q	)	4,000	(82,506)	2,754	(85,260)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federation of Malaysia (D34)	06/20/27	1.000%(Q)	6,000	$(33,738)	$4,131	$(37,869)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D34)	06/20/27	1.000%(Q)	24,000	1,331,782	16,526	1,315,256	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D34)	06/20/27	1.000%(Q)	4,000	(79,458)	2,754	(82,212)	Morgan Stanley & Co. International PLC
People’s Republic of China (D34)	06/20/27	1.000%(Q)	24,000	(306,770)	16,526	(323,296)	Morgan Stanley & Co. International PLC
Republic of Argentina (D34)	06/20/27	1.000%(Q)	4,000	2,590,365	2,754	2,587,611	Morgan Stanley & Co. International PLC
Republic of Chile (D34)	06/20/27	1.000%(Q)	6,000	5,647	4,131	1,516	Morgan Stanley & Co. International PLC
Republic of Colombia (D34)	06/20/27	1.000%(Q)	12,000	732,275	8,263	724,012	Morgan Stanley & Co. International PLC
Republic of Indonesia (D34)	06/20/27	1.000%(Q)	18,000	123,336	12,394	110,942	Morgan Stanley & Co. International PLC
Republic of Panama (D34)	06/20/27	1.000%(Q)	4,000	35,379	2,754	32,625	Morgan Stanley & Co. International PLC
Republic of Peru (D34)	06/20/27	1.000%(Q)	6,000	28,470	4,131	24,339	Morgan Stanley & Co. International PLC
Republic of Philippines (D34)	06/20/27	1.000%(Q)	4,000	13,909	2,754	11,155	Morgan Stanley & Co. International PLC
Republic of South Africa (D34)	06/20/27	1.000%(Q)	24,000	1,605,933	16,526	1,589,407	Morgan Stanley & Co. International PLC
Republic of Turkey (D34)	06/20/27	1.000%(Q)	24,000	4,901,586	16,526	4,885,060	Morgan Stanley & Co. International PLC
Republic of Ukraine (D34)	06/20/27	1.000%(Q)	4,000	2,753,901	2,754	2,751,147	Morgan Stanley & Co. International PLC
State of Qatar (D34)	06/20/27	1.000%(Q)	4,000	(79,075)	2,754	(81,829)	Morgan Stanley & Co. International PLC
United Mexican States (D34)	06/20/27	1.000%(Q)	24,000	416,138	16,526	399,612	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D35)	06/20/27	1.000%(Q)	4,000	1,014,889	2,754	1,012,135	Citibank, N.A.
Emirate of Abu Dhabi (D35)	06/20/27	1.000%(Q)	4,000	(82,506)	2,754	(85,260)	Citibank, N.A.
Federation of Malaysia (D35)	06/20/27	1.000%(Q)	6,000	(33,738)	4,131	(37,869)	Citibank, N.A.
Federative Republic of Brazil (D35)	06/20/27	1.000%(Q)	24,000	1,331,782	16,526	1,315,256	Citibank, N.A.
Kingdom of Saudi Arabia (D35)	06/20/27	1.000%(Q)	4,000	(79,458)	2,754	(82,212)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    129

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D35)	06/20/27	1.000%(Q)	24,000	$(306,770)	$16,526	$(323,296)	Citibank, N.A.
Republic of Argentina (D35)	06/20/27	1.000%(Q)	4,000	2,590,365	2,754	2,587,611	Citibank, N.A.
Republic of Chile (D35)	06/20/27	1.000%(Q)	6,000	5,647	4,131	1,516	Citibank, N.A.
Republic of Colombia (D35)	06/20/27	1.000%(Q)	12,000	732,275	8,263	724,012	Citibank, N.A.
Republic of Indonesia (D35)	06/20/27	1.000%(Q)	18,000	123,336	12,394	110,942	Citibank, N.A.
Republic of Panama (D35)	06/20/27	1.000%(Q)	4,000	35,379	2,754	32,625	Citibank, N.A.
Republic of Peru (D35)	06/20/27	1.000%(Q)	6,000	28,470	4,131	24,339	Citibank, N.A.
Republic of Philippines (D35)	06/20/27	1.000%(Q)	4,000	13,909	2,754	11,155	Citibank, N.A.
Republic of South Africa (D35)	06/20/27	1.000%(Q)	24,000	1,605,933	16,526	1,589,407	Citibank, N.A.
Republic of Turkey (D35)	06/20/27	1.000%(Q)	24,000	4,901,586	16,526	4,885,060	Citibank, N.A.
Republic of Ukraine (D35)	06/20/27	1.000%(Q)	4,000	2,753,901	2,754	2,751,147	Citibank, N.A.
State of Qatar (D35)	06/20/27	1.000%(Q)	4,000	(79,075)	2,754	(81,829)	Citibank, N.A.
United Mexican States (D35)	06/20/27	1.000%(Q)	24,000	416,138	16,526	399,612	Citibank, N.A.
Arab Republic of Egypt (D37)	06/20/27	1.000%(Q)	4,000	1,014,889	3,314	1,011,575	Goldman Sachs International
Emirate of Abu Dhabi (D37)	06/20/27	1.000%(Q)	4,000	(82,506)	3,314	(85,820)	Goldman Sachs International
Federation of Malaysia (D37)	06/20/27	1.000%(Q)	6,000	(33,737)	4,971	(38,708)	Goldman Sachs International
Federative Republic of Brazil (D37)	06/20/27	1.000%(Q)	24,000	1,331,782	19,883	1,311,899	Goldman Sachs International
Kingdom of Saudi Arabia (D37)	06/20/27	1.000%(Q)	4,000	(79,458)	3,314	(82,772)	Goldman Sachs International
People’s Republic of China (D37)	06/20/27	1.000%(Q)	24,000	(306,770)	19,883	(326,653)	Goldman Sachs International
Republic of Argentina (D37)	06/20/27	1.000%(Q)	4,000	2,590,365	3,314	2,587,051	Goldman Sachs International
Republic of Chile (D37)	06/20/27	1.000%(Q)	6,000	5,647	4,971	676	Goldman Sachs International
Republic of Colombia (D37)	06/20/27	1.000%(Q)	12,000	732,275	9,942	722,333	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D37)	06/20/27	1.000%(Q)	18,000	$123,336	$14,913	$108,423	Goldman Sachs International
Republic of Panama (D37)	06/20/27	1.000%(Q)	4,000	35,379	3,314	32,065	Goldman Sachs International
Republic of Peru (D37)	06/20/27	1.000%(Q)	6,000	28,471	4,971	23,500	Goldman Sachs International
Republic of Philippines (D37)	06/20/27	1.000%(Q)	4,000	13,910	3,314	10,596	Goldman Sachs International
Republic of South Africa (D37)	06/20/27	1.000%(Q)	24,000	1,605,933	19,883	1,586,050	Goldman Sachs International
Republic of Turkey (D37)	06/20/27	1.000%(Q)	24,000	4,901,585	19,883	4,881,702	Goldman Sachs International
Republic of Ukraine (D37)	06/20/27	1.000%(Q)	4,000	2,753,902	3,314	2,750,588	Goldman Sachs International
State of Qatar (D37)	06/20/27	1.000%(Q)	4,000	(79,074)	3,314	(82,388)	Goldman Sachs International
United Mexican States (D37)	06/20/27	1.000%(Q)	24,000	416,137	19,883	396,254	Goldman Sachs International
Arab Republic of Egypt (D38)	06/20/27	1.000%(Q)	2,000	507,445	1,657	505,788	Goldman Sachs International
Emirate of Abu Dhabi (D38)	06/20/27	1.000%(Q)	2,000	(41,253)	1,657	(42,910)	Goldman Sachs International
Federation of Malaysia (D38)	06/20/27	1.000%(Q)	3,000	(16,869)	2,485	(19,354)	Goldman Sachs International
Federative Republic of Brazil (D38)	06/20/27	1.000%(Q)	12,000	665,891	9,942	655,949	Goldman Sachs International
Kingdom of Saudi Arabia (D38)	06/20/27	1.000%(Q)	2,000	(39,729)	1,657	(41,386)	Goldman Sachs International
People’s Republic of China (D38)	06/20/27	1.000%(Q)	12,000	(153,385)	9,942	(163,327)	Goldman Sachs International
Republic of Argentina (D38)	06/20/27	1.000%(Q)	2,000	1,295,183	1,657	1,293,526	Goldman Sachs International
Republic of Chile (D38)	06/20/27	1.000%(Q)	3,000	2,823	2,485	338	Goldman Sachs International
Republic of Colombia (D38)	06/20/27	1.000%(Q)	6,000	366,137	4,971	361,166	Goldman Sachs International
Republic of Indonesia (D38)	06/20/27	1.000%(Q)	9,000	61,668	7,456	54,212	Goldman Sachs International
Republic of Panama (D38)	06/20/27	1.000%(Q)	2,000	17,690	1,657	16,033	Goldman Sachs International
Republic of Peru (D38)	06/20/27	1.000%(Q)	3,000	14,235	2,485	11,750	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund    131

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D38)	06/20/27	1.000%(Q)	2,000	$6,955	$1,657	$5,298	Goldman Sachs International
Republic of South Africa (D38)	06/20/27	1.000%(Q)	12,000	802,967	9,942	793,025	Goldman Sachs International
Republic of Turkey (D38)	06/20/27	1.000%(Q)	12,000	2,450,793	9,942	2,440,851	Goldman Sachs International
Republic of Ukraine (D38)	06/20/27	1.000%(Q)	2,000	1,376,951	1,657	1,375,294	Goldman Sachs International
State of Qatar (D38)	06/20/27	1.000%(Q)	2,000	(39,537)	1,657	(41,194)	Goldman Sachs International
United Mexican States (D38)	06/20/27	1.000%(Q)	12,000	208,069	9,942	198,127	Goldman Sachs International
Arab Republic of Egypt (D39)	06/20/27	1.000%(Q)	4,000	1,014,889	4,102	1,010,787	Goldman Sachs International
Emirate of Abu Dhabi (D39)	06/20/27	1.000%(Q)	4,000	(82,506)	4,102	(86,608)	Goldman Sachs International
Federation of Malaysia (D39)	06/20/27	1.000%(Q)	6,000	(33,737)	6,154	(39,891)	Goldman Sachs International
Federative Republic of Brazil (D39)	06/20/27	1.000%(Q)	24,000	1,331,782	24,614	1,307,168	Goldman Sachs International
Kingdom of Saudi Arabia (D39)	06/20/27	1.000%(Q)	4,000	(79,458)	4,102	(83,560)	Goldman Sachs International
People’s Republic of China (D39)	06/20/27	1.000%(Q)	24,000	(306,770)	24,614	(331,384)	Goldman Sachs International
Republic of Argentina (D39)	06/20/27	1.000%(Q)	4,000	2,590,365	4,102	2,586,263	Goldman Sachs International
Republic of Chile (D39)	06/20/27	1.000%(Q)	6,000	5,647	6,154	(507)	Goldman Sachs International
Republic of Colombia (D39)	06/20/27	1.000%(Q)	12,000	732,274	12,307	719,967	Goldman Sachs International
Republic of Indonesia (D39)	06/20/27	1.000%(Q)	18,000	123,336	18,461	104,875	Goldman Sachs International
Republic of Panama (D39)	06/20/27	1.000%(Q)	4,000	35,379	4,102	31,277	Goldman Sachs International
Republic of Peru (D39)	06/20/27	1.000%(Q)	6,000	28,471	6,154	22,317	Goldman Sachs International
Republic of Philippines (D39)	06/20/27	1.000%(Q)	4,000	13,909	4,102	9,807	Goldman Sachs International
Republic of South Africa (D39)	06/20/27	1.000%(Q)	24,000	1,605,933	24,614	1,581,319	Goldman Sachs International
Republic of Turkey (D39)	06/20/27	1.000%(Q)	24,000	4,901,585	24,614	4,876,971	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Ukraine (D39)	06/20/27	1.000%(Q)	4,000	$2,753,901	$4,102	$2,749,799	Goldman Sachs International
State of Qatar (D39)	06/20/27	1.000%(Q)	4,000	(79,075)	4,102	(83,177)	Goldman Sachs International
United Mexican States (D39)	06/20/27	1.000%(Q)	24,000	416,138	24,614	391,524	Goldman Sachs International
Arab Republic of Egypt (D40)	06/20/27	1.000%(Q)	2,000	507,445	2,221	505,224	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D40)	06/20/27	1.000%(Q)	2,000	(41,253)	2,221	(43,474)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D40)	06/20/27	1.000%(Q)	3,000	(16,868)	3,332	(20,200)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D40)	06/20/27	1.000%(Q)	12,000	665,891	13,326	652,565	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D40)	06/20/27	1.000%(Q)	2,000	(39,729)	2,221	(41,950)	Morgan Stanley & Co. International PLC
People’s Republic of China (D40)	06/20/27	1.000%(Q)	12,000	(153,385)	13,326	(166,711)	Morgan Stanley & Co. International PLC
Republic of Argentina (D40)	06/20/27	1.000%(Q)	2,000	1,295,183	2,221	1,292,962	Morgan Stanley & Co. International PLC
Republic of Chile (D40)	06/20/27	1.000%(Q)	3,000	2,824	3,332	(508)	Morgan Stanley & Co. International PLC
Republic of Colombia (D40)	06/20/27	1.000%(Q)	6,000	366,137	6,663	359,474	Morgan Stanley & Co. International PLC
Republic of Indonesia (D40)	06/20/27	1.000%(Q)	9,000	61,668	9,995	51,673	Morgan Stanley & Co. International PLC
Republic of Panama (D40)	06/20/27	1.000%(Q)	2,000	17,689	2,221	15,468	Morgan Stanley & Co. International PLC
Republic of Peru (D40)	06/20/27	1.000%(Q)	3,000	14,236	3,332	10,904	Morgan Stanley & Co. International PLC
Republic of Philippines (D40)	06/20/27	1.000%(Q)	2,000	6,955	2,221	4,734	Morgan Stanley & Co. International PLC
Republic of South Africa (D40)	06/20/27	1.000%(Q)	12,000	802,966	13,326	789,640	Morgan Stanley & Co. International PLC
Republic of Turkey (D40)	06/20/27	1.000%(Q)	12,000	2,450,793	13,326	2,437,467	Morgan Stanley & Co. International PLC
Republic of Ukraine (D40)	06/20/27	1.000%(Q)	2,000	1,376,951	2,221	1,374,730	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    133

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
State of Qatar (D40)	06/20/27	1.000%(Q)	2,000	$(39,537)	$2,221	$(41,758)	Morgan Stanley & Co. International PLC
United Mexican States (D40)	06/20/27	1.000%(Q)	12,000	208,069	13,326	194,743	Morgan Stanley & Co. International PLC

				$95,363,257	$1,012,196	$94,351,061

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q	)	2,550	0.329%	$30,714	$(458)	$31,172	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q	)	12,750	1.028%	8,655	(2,292)	10,947	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q	)	8,500	0.314%	104,462	(1,528)	105,990	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q	)	2,550	0.524%	22,588	(458)	23,046	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q	)	3,400	1.179%	(5,974)	(611)	(5,363)	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q	)	3,400	0.444%	34,544	(611)	35,155	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q	)	2,550	0.619%	18,679	(458)	19,137	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q	)	2,550	0.495%	23,815	(458)	24,273	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q	)	2,550	0.397%	27,886	(458)	28,344	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q	)	7,650	1.350%	(34,486)	(1,375)	(33,111)	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D01)	12/20/23	1.000%(Q	)	12,750	5.661%	$(900,230)	$(2,292)	$(897,938)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q	)	7,650	87.764%	(4,310,871)	(1,375)	(4,309,496)	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q	)	11,050	0.652%	74,887	(1,986)	76,873	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/23	1.000%(Q	)	10,500	0.329%	126,468	(2,781)	129,249	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/23	1.000%(Q	)	52,500	1.028%	35,641	(13,906)	49,547	Barclays Bank PLC
People’s Republic of China (D02)	12/20/23	1.000%(Q	)	35,000	0.314%	430,141	(9,270)	439,411	Barclays Bank PLC
Republic of Chile (D02)	12/20/23	1.000%(Q	)	10,500	0.524%	93,009	(2,781)	95,790	Barclays Bank PLC
Republic of Colombia (D02)	12/20/23	1.000%(Q	)	14,000	1.179%	(24,599)	(3,708)	(20,891)	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/23	1.000%(Q	)	14,000	0.444%	142,241	(3,708)	145,949	Barclays Bank PLC
Republic of Panama (D02)	12/20/23	1.000%(Q	)	10,500	0.619%	76,911	(2,781)	79,692	Barclays Bank PLC
Republic of Peru (D02)	12/20/23	1.000%(Q	)	10,500	0.495%	98,060	(2,781)	100,841	Barclays Bank PLC
Republic of Philippines (D02)	12/20/23	1.000%(Q	)	10,500	0.397%	114,824	(2,781)	117,605	Barclays Bank PLC
Republic of South Africa (D02)	12/20/23	1.000%(Q	)	31,500	1.350%	(142,003)	(8,343)	(133,660)	Barclays Bank PLC
Republic of Turkey (D02)	12/20/23	1.000%(Q	)	52,500	5.661%	(3,706,828)	(13,906)	(3,692,922)	Barclays Bank PLC
Russian Federation (D02)	12/20/23	1.000%(Q	)	31,500	87.764%	(17,750,646)	(8,343)	(17,742,303)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    135

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D02)	12/20/23	1.000%(Q	)	45,500	0.652%	$308,358	$(12,052)	$320,410	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/23	1.000%(Q	)	4,500	0.329%	54,201	(2,937)	57,138	Barclays Bank PLC
Federative Republic of Brazil (D03)	12/20/23	1.000%(Q	)	22,500	1.028%	15,275	(14,686)	29,961	Barclays Bank PLC
People’s Republic of China (D03)	12/20/23	1.000%(Q	)	15,000	0.314%	184,346	(9,791)	194,137	Barclays Bank PLC
Republic of Chile (D03)	12/20/23	1.000%(Q	)	4,500	0.524%	39,861	(2,937)	42,798	Barclays Bank PLC
Republic of Colombia (D03)	12/20/23	1.000%(Q	)	6,000	1.179%	(10,542)	(3,916)	(6,626)	Barclays Bank PLC
Republic of Indonesia (D03)	12/20/23	1.000%(Q	)	6,000	0.444%	60,961	(3,916)	64,877	Barclays Bank PLC
Republic of Panama (D03)	12/20/23	1.000%(Q	)	4,500	0.619%	32,962	(2,937)	35,899	Barclays Bank PLC
Republic of Peru (D03)	12/20/23	1.000%(Q	)	4,500	0.495%	42,026	(2,937)	44,963	Barclays Bank PLC
Republic of Philippines (D03)	12/20/23	1.000%(Q	)	4,500	0.397%	49,211	(2,937)	52,148	Barclays Bank PLC
Republic of South Africa (D03)	12/20/23	1.000%(Q	)	13,500	1.350%	(60,859)	(8,812)	(52,047)	Barclays Bank PLC
Republic of Turkey (D03)	12/20/23	1.000%(Q	)	22,500	5.661%	(1,588,640)	(14,686)	(1,573,954)	Barclays Bank PLC
Russian Federation (D03)	12/20/23	1.000%(Q	)	13,500	87.764%	(7,607,420)	(8,812)	(7,598,608)	Barclays Bank PLC
United Mexican States (D03)	12/20/23	1.000%(Q	)	19,500	0.652%	132,154	(12,728)	144,882	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/23	1.000%(Q	)	3,000	0.293%	37,897	(2,343)	40,240	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q	)	15,000	1.028%	$10,184	$(11,715)	$21,899	Citibank, N.A.
People’s Republic of China (D04)	12/20/23	1.000%(Q	)	10,000	0.314%	122,897	(7,810)	130,707	Citibank, N.A.
Republic of Chile (D04)	12/20/23	1.000%(Q	)	3,000	0.524%	26,574	(2,343)	28,917	Citibank, N.A.
Republic of Colombia (D04)	12/20/23	1.000%(Q	)	4,000	1.179%	(7,028)	(3,124)	(3,904)	Citibank, N.A.
Republic of Indonesia (D04)	12/20/23	1.000%(Q	)	4,000	0.444%	40,640	(3,124)	43,764	Citibank, N.A.
Republic of Panama (D04)	12/20/23	1.000%(Q	)	3,000	0.619%	21,975	(2,343)	24,318	Citibank, N.A.
Republic of Peru (D04)	12/20/23	1.000%(Q	)	3,000	0.495%	28,017	(2,373)	30,390	Citibank, N.A.
Republic of Philippines (D04)	12/20/23	1.000%(Q	)	3,000	0.397%	32,807	(2,343)	35,150	Citibank, N.A.
Republic of South Africa (D04)	12/20/23	1.000%(Q	)	9,000	1.350%	(40,572)	(7,029)	(33,543)	Citibank, N.A.
Republic of Turkey (D04)	12/20/23	1.000%(Q	)	15,000	5.661%	(1,059,093)	(11,715)	(1,047,378)	Citibank, N.A.
Russian Federation (D04)	12/20/23	1.000%(Q	)	9,000	87.764%	(5,071,613)	(7,029)	(5,064,584)	Citibank, N.A.
United Mexican States (D04)	12/20/23	1.000%(Q	)	13,000	0.652%	88,103	(10,153)	98,256	Citibank, N.A.
Federation of Malaysia (D05)	12/20/23	1.000%(Q	)	3,000	0.329%	36,134	(2,553)	38,687	Citibank, N.A.
Federative Republic of Brazil (D05)	12/20/23	1.000%(Q	)	15,000	1.028%	10,183	(12,767)	22,950	Citibank, N.A.
People’s Republic of China (D05)	12/20/23	1.000%(Q	)	10,000	0.314%	122,897	(8,511)	131,408	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    137

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D05)	12/20/23	1.000%(Q	)	3,000	0.524%	$26,574	$(2,553)	$29,127	Citibank, N.A.
Republic of Colombia (D05)	12/20/23	1.000%(Q	)	4,000	1.179%	(7,028)	(3,404)	(3,624)	Citibank, N.A.
Republic of Indonesia (D05)	12/20/23	1.000%(Q	)	4,000	0.444%	40,641	(3,404)	44,045	Citibank, N.A.
Republic of Panama (D05)	12/20/23	1.000%(Q	)	3,000	0.619%	21,975	(2,553)	24,528	Citibank, N.A.
Republic of Peru (D05)	12/20/23	1.000%(Q	)	3,000	0.495%	28,018	(2,553)	30,571	Citibank, N.A.
Republic of Philippines (D05)	12/20/23	1.000%(Q	)	3,000	0.397%	32,807	(2,553)	35,360	Citibank, N.A.
Republic of South Africa (D05)	12/20/23	1.000%(Q	)	9,000	1.350%	(40,572)	(7,660)	(32,912)	Citibank, N.A.
Republic of Turkey (D05)	12/20/23	1.000%(Q	)	15,000	5.661%	(1,059,094)	(12,767)	(1,046,327)	Citibank, N.A.
Russian Federation (D05)	12/20/23	1.000%(Q	)	9,000	87.764%	(5,071,613)	(7,660)	(5,063,953)	Citibank, N.A.
United Mexican States (D05)	12/20/23	1.000%(Q	)	13,000	0.652%	88,102	(11,065)	99,167	Citibank, N.A.
Emirate of Abu Dhabi (D06)	12/20/25	1.000%(Q	)	2,000	0.467%	39,448	(342)	39,790	Morgan Stanley & Co. International PLC
Federation of Malaysia (D06)	12/20/25	1.000%(Q	)	3,000	0.658%	39,071	(513)	39,584	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D06)	12/20/25	1.000%(Q	)	12,000	1.699%	(271,650)	(2,053)	(269,597)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D06)	12/20/25	1.000%(Q	)	2,000	0.495%	$37,452	$(342)	$37,794	Morgan Stanley & Co. International PLC
People’s Republic of China (D06)	12/20/25	1.000%(Q	)	12,000	0.576%	190,542	(2,053)	192,595	Morgan Stanley & Co. International PLC
Republic of Argentina (D06)	12/20/25	1.000%(Q	)	5,000	27.462%	(2,902,417)	(856)	(2,901,561)	Morgan Stanley & Co. International PLC
Republic of Chile (D06)	12/20/25	1.000%(Q	)	2,000	0.791%	16,772	(342)	17,114	Morgan Stanley & Co. International PLC
Republic of Colombia (D06)	12/20/25	1.000%(Q	)	5,000	1.848%	(138,036)	(856)	(137,180)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D06)	12/20/25	1.000%(Q	)	8,000	0.843%	52,716	(1,369)	54,085	Morgan Stanley & Co. International PLC
Republic of Panama (D06)	12/20/25	1.000%(Q	)	2,000	0.945%	6,116	(342)	6,458	Morgan Stanley & Co. International PLC
Republic of Peru (D06)	12/20/25	1.000%(Q	)	2,000	0.841%	13,355	(342)	13,697	Morgan Stanley & Co. International PLC
Republic of Philippines (D06)	12/20/25	1.000%(Q	)	2,000	0.784%	17,260	(342)	17,602	Morgan Stanley & Co. International PLC
Republic of South Africa (D06)	12/20/25	1.000%(Q	)	9,000	2.066%	(313,495)	(1,540)	(311,955)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    139

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D06)	12/20/25	1.000%(Q	)	12,000	6.035%	$(1,836,439)	$(2,053)	$(1,834,386)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D06)	12/20/25	1.000%(Q	)	2,000	87.604%	(1,333,882)	(342)	(1,333,540)	Morgan Stanley & Co. International PLC
Russian Federation (D06)	12/20/25	1.000%(Q	)	6,000	63.076%	(3,705,975)	(1,027)	(3,704,948)	Morgan Stanley & Co. International PLC
State of Qatar (D06)	12/20/25	1.000%(Q	)	2,000	0.485%	38,114	(428)	38,542	Morgan Stanley & Co. International PLC
United Mexican States (D06)	12/20/25	1.000%(Q	)	12,000	1.065%	(12,904)	(2,053)	(10,851)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D07)	12/20/25	1.000%(Q	)	2,000	0.467%	39,448	(1,080)	40,528	Citibank, N.A.
Federation of Malaysia (D07)	12/20/25	1.000%(Q	)	3,000	0.658%	39,071	(1,620)	40,691	Citibank, N.A.
Federative Republic of Brazil (D07)	12/20/25	1.000%(Q	)	12,000	1.699%	(271,650)	(6,480)	(265,170)	Citibank, N.A.
Kingdom of Saudi Arabia (D07)	12/20/25	1.000%(Q	)	2,000	0.495%	37,452	(1,080)	38,532	Citibank, N.A.
People’s Republic of China (D07)	12/20/25	1.000%(Q	)	12,000	0.576%	190,542	(6,480)	197,022	Citibank, N.A.
Republic of Argentina (D07)	12/20/25	1.000%(Q	)	5,000	27.462%	(2,902,416)	(2,700)	(2,899,716)	Citibank, N.A.
Republic of Chile (D07)	12/20/25	1.000%(Q	)	2,000	0.791%	16,772	(1,080)	17,852	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D07)	12/20/25	1.000%(Q	)	5,000	1.848%	$(138,035)	$(2,700)	$(135,335)	Citibank, N.A.
Republic of Indonesia (D07)	12/20/25	1.000%(Q	)	8,000	0.843%	52,716	(4,320)	57,036	Citibank, N.A.
Republic of Panama (D07)	12/20/25	1.000%(Q	)	2,000	0.945%	6,116	(1,080)	7,196	Citibank, N.A.
Republic of Peru (D07)	12/20/25	1.000%(Q	)	2,000	0.841%	13,355	(1,080)	14,435	Citibank, N.A.
Republic of Philippines (D07)	12/20/25	1.000%(Q	)	2,000	0.784%	17,259	(1,080)	18,339	Citibank, N.A.
Republic of South Africa (D07)	12/20/25	1.000%(Q	)	9,000	2.066%	(313,495)	(4,860)	(308,635)	Citibank, N.A.
Republic of Turkey (D07)	12/20/25	1.000%(Q	)	12,000	6.035%	(1,836,439)	(6,480)	(1,829,959)	Citibank, N.A.
Republic of Ukraine (D07)	12/20/25	1.000%(Q	)	2,000	87.604%	(1,333,882)	(1,080)	(1,332,802)	Citibank, N.A.
Russian Federation (D07)	12/20/25	1.000%(Q	)	6,000	63.076%	(3,705,974)	(3,240)	(3,702,734)	Citibank, N.A.
State of Qatar (D07)	12/20/25	1.000%(Q	)	2,000	0.485%	38,114	(1,080)	39,194	Citibank, N.A.
United Mexican States (D07)	12/20/25	1.000%(Q	)	12,000	1.065%	(12,904)	(6,480)	(6,424)	Citibank, N.A.
Emirate of Abu Dhabi (D08)	12/20/25	1.000%(Q	)	4,000	0.467%	78,896	(2,160)	81,056	Morgan Stanley & Co. International PLC
Federation of Malaysia (D08)	12/20/25	1.000%(Q	)	6,000	0.658%	78,142	(3,240)	81,382	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D08)	12/20/25	1.000%(Q	)	24,000	1.699%	(543,300)	(12,961)	(530,339)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    141

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D08)	12/20/25	1.000%(Q	)	4,000	0.495%	$74,904	$(2,160)	$77,064	Morgan Stanley & Co. International PLC
People’s Republic of China (D08)	12/20/25	1.000%(Q	)	24,000	0.576%	381,084	(12,961)	394,045	Morgan Stanley & Co. International PLC
Republic of Argentina (D08)	12/20/25	1.000%(Q	)	10,000	27.462%	(5,804,833)	(5,400)	(5,799,433)	Morgan Stanley & Co. International PLC
Republic of Chile (D08)	12/20/25	1.000%(Q	)	4,000	0.791%	33,544	(2,160)	35,704	Morgan Stanley & Co. International PLC
Republic of Colombia (D08)	12/20/25	1.000%(Q	)	10,000	1.848%	(276,070)	(5,400)	(270,670)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D08)	12/20/25	1.000%(Q	)	16,000	0.843%	105,432	(8,641)	114,073	Morgan Stanley & Co. International PLC
Republic of Panama (D08)	12/20/25	1.000%(Q	)	4,000	0.945%	12,232	(2,160)	14,392	Morgan Stanley & Co. International PLC
Republic of Peru (D08)	12/20/25	1.000%(Q	)	4,000	0.841%	26,710	(2,160)	28,870	Morgan Stanley & Co. International PLC
Republic of Philippines (D08)	12/20/25	1.000%(Q	)	4,000	0.784%	34,519	(2,160)	36,679	Morgan Stanley & Co. International PLC
Republic of South Africa (D08)	12/20/25	1.000%(Q	)	18,000	2.066%	(626,991)	(9,721)	(617,270)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D08)	12/20/25	1.000%(Q	)	24,000	6.035%	$(3,672,878)	$(12,961)	$(3,659,917)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D08)	12/20/25	1.000%(Q	)	4,000	87.604%	(2,667,765)	(2,160)	(2,665,605)	Morgan Stanley & Co. International PLC
Russian Federation (D08)	12/20/25	1.000%(Q	)	12,000	63.076%	(7,411,949)	(6,480)	(7,405,469)	Morgan Stanley & Co. International PLC
State of Qatar (D08)	12/20/25	1.000%(Q	)	4,000	0.485%	76,228	(2,333)	78,561	Morgan Stanley & Co. International PLC
United Mexican States (D08)	12/20/25	1.000%(Q	)	24,000	1.065%	(25,808)	(12,961)	(12,847)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D09)	12/20/25	1.000%(Q	)	4,000	0.467%	78,896	(2,160)	81,056	Morgan Stanley & Co. International PLC
Federation of Malaysia (D09)	12/20/25	1.000%(Q	)	6,000	0.658%	78,142	(3,240)	81,382	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D09)	12/20/25	1.000%(Q	)	24,000	1.699%	(543,300)	(12,961)	(530,339)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D09)	12/20/25	1.000%(Q	)	4,000	0.495%	74,904	(2,160)	77,064	Morgan Stanley & Co. International PLC
People’s Republic of China (D09)	12/20/25	1.000%(Q	)	24,000	0.576%	381,084	(12,961)	394,045	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    143

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D09)	12/20/25	1.000%(Q	)	10,000	27.462%	$(5,804,833)	$(5,400)	$(5,799,433)	Morgan Stanley & Co. International PLC
Republic of Chile (D09)	12/20/25	1.000%(Q	)	4,000	0.791%	33,544	(2,160)	35,704	Morgan Stanley & Co. International PLC
Republic of Colombia (D09)	12/20/25	1.000%(Q	)	10,000	1.848%	(276,070)	(5,400)	(270,670)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D09)	12/20/25	1.000%(Q	)	16,000	0.843%	105,432	(8,641)	114,073	Morgan Stanley & Co. International PLC
Republic of Panama (D09)	12/20/25	1.000%(Q	)	4,000	0.945%	12,232	(2,160)	14,392	Morgan Stanley & Co. International PLC
Republic of Peru (D09)	12/20/25	1.000%(Q	)	4,000	0.841%	26,710	(2,160)	28,870	Morgan Stanley & Co. International PLC
Republic of Philippines (D09)	12/20/25	1.000%(Q	)	4,000	0.784%	34,519	(2,160)	36,679	Morgan Stanley & Co. International PLC
Republic of South Africa (D09)	12/20/25	1.000%(Q	)	18,000	2.066%	(626,991)	(9,721)	(617,270)	Morgan Stanley & Co. International PLC
Republic of Turkey (D09)	12/20/25	1.000%(Q	)	24,000	6.035%	(3,672,878)	(12,961)	(3,659,917)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D09)	12/20/25	1.000%(Q	)	4,000	87.604%	(2,667,765)	(2,160)	(2,665,605)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D09)	12/20/25	1.000%(Q	)	12,000	63.076%	$(7,411,949)	$(6,480)	$(7,405,469)	Morgan Stanley & Co. International PLC
State of Qatar (D09)	12/20/25	1.000%(Q	)	4,000	0.485%	76,228	(2,333)	78,561	Morgan Stanley & Co. International PLC
United Mexican States (D09)	12/20/25	1.000%(Q	)	24,000	1.065%	(25,808)	(12,961)	(12,847)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D11)	12/20/25	1.000%(Q	)	2,000	0.467%	39,393	(4,331)	43,724	Citibank, N.A.
Federation of Malaysia (D11)	12/20/25	1.000%(Q	)	3,000	0.658%	38,988	(6,497)	45,485	Citibank, N.A.
Federative Republic of Brazil (D11)	12/20/25	1.000%(Q	)	12,000	1.699%	(271,984)	(25,988)	(245,996)	Citibank, N.A.
Kingdom of Saudi Arabia (D11)	12/20/25	1.000%(Q	)	2,000	0.495%	37,397	(4,331)	41,728	Citibank, N.A.
People’s Republic of China (D11)	12/20/25	1.000%(Q	)	12,000	0.576%	190,208	(25,988)	216,196	Citibank, N.A.
Republic of Argentina (D11)	12/20/25	1.000%(Q	)	5,000	27.462%	(2,902,555)	(10,828)	(2,891,727)	Citibank, N.A.
Republic of Chile (D11)	12/20/25	1.000%(Q	)	2,000	0.791%	16,717	(4,331)	21,048	Citibank, N.A.
Republic of Colombia (D11)	12/20/25	1.000%(Q	)	5,000	1.848%	(138,174)	(10,828)	(127,346)	Citibank, N.A.
Republic of Indonesia (D11)	12/20/25	1.000%(Q	)	8,000	0.843%	52,494	(17,325)	69,819	Citibank, N.A.
Republic of Panama (D11)	12/20/25	1.000%(Q	)	2,000	0.945%	6,060	(4,331)	10,391	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    145

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D11)	12/20/25	1.000%(Q	)	2,000	0.841%	$13,300	$(4,331)	$17,631	Citibank, N.A.
Republic of Philippines (D11)	12/20/25	1.000%(Q	)	2,000	0.784%	17,204	(4,331)	21,535	Citibank, N.A.
Republic of South Africa (D11)	12/20/25	1.000%(Q	)	9,000	2.066%	(313,745)	(19,491)	(294,254)	Citibank, N.A.
Republic of Turkey (D11)	12/20/25	1.000%(Q	)	12,000	6.035%	(1,836,773)	(25,988)	(1,810,785)	Citibank, N.A.
Republic of Ukraine (D11)	12/20/25	1.000%(Q	)	2,000	87.604%	(1,333,938)	(4,331)	(1,329,607)	Citibank, N.A.
Russian Federation (D11)	12/20/25	1.000%(Q	)	6,000	63.076%	(3,706,141)	(12,994)	(3,693,147)	Citibank, N.A.
State of Qatar (D11)	12/20/25	1.000%(Q	)	2,000	0.485%	38,059	(4,331)	42,390	Citibank, N.A.
United Mexican States (D11)	12/20/25	1.000%(Q	)	12,000	1.065%	(13,238)	(25,988)	12,750	Citibank, N.A.
Emirate of Abu Dhabi (D12)	12/20/25	1.000%(Q	)	1,500	0.467%	29,544	(76)	29,620	Morgan Stanley & Co. International PLC
Federation of Malaysia (D12)	12/20/25	1.000%(Q	)	2,250	0.658%	29,241	(114)	29,355	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D12)	12/20/25	1.000%(Q	)	9,000	1.699%	(203,987)	(455)	(203,532)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D12)	12/20/25	1.000%(Q	)	1,500	0.495%	28,047	(76)	28,123	Morgan Stanley & Co. International PLC
People’s Republic of China (D12)	12/20/25	1.000%(Q	)	9,000	0.576%	142,657	(455)	143,112	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D12)	12/20/25	1.000%(Q	)	3,750	27.462%	$(2,176,917)	$(190)	$(2,176,727)	Morgan Stanley & Co. International PLC
Republic of Chile (D12)	12/20/25	1.000%(Q	)	1,500	0.791%	12,537	(76)	12,613	Morgan Stanley & Co. International PLC
Republic of Colombia (D12)	12/20/25	1.000%(Q	)	3,750	1.848%	(103,631)	(190)	(103,441)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D12)	12/20/25	1.000%(Q	)	6,000	0.843%	39,370	(304)	39,674	Morgan Stanley & Co. International PLC
Republic of Panama (D12)	12/20/25	1.000%(Q	)	1,500	0.945%	4,545	(76)	4,621	Morgan Stanley & Co. International PLC
Republic of Peru (D12)	12/20/25	1.000%(Q	)	1,500	0.841%	9,974	(76)	10,050	Morgan Stanley & Co. International PLC
Republic of Philippines (D12)	12/20/25	1.000%(Q	)	1,500	0.784%	12,903	(76)	12,979	Morgan Stanley & Co. International PLC
Republic of South Africa (D12)	12/20/25	1.000%(Q	)	6,750	2.066%	(235,309)	(342)	(234,967)	Morgan Stanley & Co. International PLC
Republic of Turkey (D12)	12/20/25	1.000%(Q	)	9,000	6.035%	(1,377,579)	(455)	(1,377,124)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D12)	12/20/25	1.000%(Q	)	1,500	87.604%	(1,000,454)	(76)	(1,000,378)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    147

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D12)	12/20/25	1.000%(Q	)	4,500	63.076%	$(2,779,606)	$(228)	$(2,779,378)	Morgan Stanley & Co. International PLC
State of Qatar (D12)	12/20/25	1.000%(Q	)	1,500	0.485%	28,544	(76)	28,620	Morgan Stanley & Co. International PLC
United Mexican States (D12)	12/20/25	1.000%(Q	)	9,000	1.065%	(9,928)	(455)	(9,473)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D15)	12/20/26	1.000%(Q	)	2,000	0.553%	41,238	(3,640)	44,878	Morgan Stanley & Co. International PLC
Federation of Malaysia (D15)	12/20/26	1.000%(Q	)	4,000	0.827%	34,428	(7,281)	41,709	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D15)	12/20/26	1.000%(Q	)	12,000	2.067%	(525,858)	(21,841)	(504,017)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D15)	12/20/26	1.000%(Q	)	2,000	0.572%	39,552	(3,640)	43,192	Morgan Stanley & Co. International PLC
People’s Republic of China (D15)	12/20/26	1.000%(Q	)	12,000	0.700%	169,679	(21,841)	191,520	Morgan Stanley & Co. International PLC
Republic of Argentina (D15)	12/20/26	1.000%(Q	)	2,000	27.857%	(1,257,707)	(3,640)	(1,254,067)	Morgan Stanley & Co. International PLC
Republic of Chile (D15)	12/20/26	1.000%(Q	)	2,000	0.963%	5,448	(3,640)	9,088	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D15)	12/20/26	1.000%(Q	)	5,000	2.198%	$(245,573)	$(9,101)	$(236,472)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D15)	12/20/26	1.000%(Q	)	9,000	1.068%	(15,953)	(16,381)	428	Morgan Stanley & Co. International PLC
Republic of Panama (D15)	12/20/26	1.000%(Q	)	2,000	1.128%	(8,707)	(3,640)	(5,067)	Morgan Stanley & Co. International PLC
Republic of Peru (D15)	12/20/26	1.000%(Q	)	2,000	1.040%	(1,171)	(3,640)	2,469	Morgan Stanley & Co. International PLC
Republic of Philippines (D15)	12/20/26	1.000%(Q	)	2,000	0.997%	2,539	(3,640)	6,179	Morgan Stanley & Co. International PLC
Republic of South Africa (D15)	12/20/26	1.000%(Q	)	11,000	2.374%	(617,741)	(20,021)	(597,720)	Morgan Stanley & Co. International PLC
Republic of Turkey (D15)	12/20/26	1.000%(Q	)	12,000	6.109%	(2,256,559)	(21,841)	(2,234,718)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D15)	12/20/26	1.000%(Q	)	2,000	79.727%	(1,363,793)	(3,640)	(1,360,153)	Morgan Stanley & Co. International PLC
Russian Federation (D15)	12/20/26	1.000%(Q	)	6,000	57.543%	(3,801,614)	(10,921)	(3,790,693)	Morgan Stanley & Co. International PLC
State of Qatar (D15)	12/20/26	1.000%(Q	)	2,000	0.571%	39,643	(3,640)	43,283	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    149

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D15)	12/20/26	1.000%(Q	)	11,000	1.292%	$(125,158)	$(20,021)	$(105,137)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q	)	1,000	0.553%	20,619	(1,820)	22,439	Bank of America, N.A.
Federation of Malaysia (D16)	12/20/26	1.000%(Q	)	2,000	0.827%	17,215	(3,640)	20,855	Bank of America, N.A.
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q	)	6,000	2.067%	(262,929)	(10,921)	(252,008)	Bank of America, N.A.
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q	)	1,000	0.572%	19,776	(1,820)	21,596	Bank of America, N.A.
People’s Republic of China (D16)	12/20/26	1.000%(Q	)	6,000	0.700%	84,839	(10,921)	95,760	Bank of America, N.A.
Republic of Argentina (D16)	12/20/26	1.000%(Q	)	1,000	27.857%	(628,853)	(1,820)	(627,033)	Bank of America, N.A.
Republic of Chile (D16)	12/20/26	1.000%(Q	)	1,000	0.963%	2,724	(1,820)	4,544	Bank of America, N.A.
Republic of Colombia (D16)	12/20/26	1.000%(Q	)	2,500	2.198%	(122,786)	(4,550)	(118,236)	Bank of America, N.A.
Republic of Indonesia (D16)	12/20/26	1.000%(Q	)	4,500	1.068%	(7,977)	(8,191)	214	Bank of America, N.A.
Republic of Panama (D16)	12/20/26	1.000%(Q	)	1,000	1.128%	(4,354)	(1,820)	(2,534)	Bank of America, N.A.
Republic of Peru (D16)	12/20/26	1.000%(Q	)	1,000	1.040%	(586)	(1,820)	1,234	Bank of America, N.A.
Republic of Philippines (D16)	12/20/26	1.000%(Q	)	1,000	0.997%	1,269	(1,820)	3,089	Bank of America, N.A.
Republic of South Africa (D16)	12/20/26	1.000%(Q	)	5,500	2.374%	(308,871)	(10,011)	(298,860)	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D16)	12/20/26	1.000%(Q	)	6,000	6.109%	$(1,128,280)	$(10,921)	$(1,117,359)	Bank of America, N.A.
Republic of Ukraine (D16)	12/20/26	1.000%(Q	)	1,000	79.727%	(681,896)	(1,820)	(680,076)	Bank of America, N.A.
Russian Federation (D16)	12/20/26	1.000%(Q	)	3,000	57.543%	(1,900,806)	(5,460)	(1,895,346)	Bank of America, N.A.
State of Qatar (D16)	12/20/26	1.000%(Q	)	1,000	0.571%	19,822	(1,820)	21,642	Bank of America, N.A.
United Mexican States (D16)	12/20/26	1.000%(Q	)	5,500	1.292%	(62,579)	(10,011)	(52,568)	Bank of America, N.A.
Emirate of Abu Dhabi (D17)	12/20/26	1.000%(Q	)	500	0.553%	10,309	(952)	11,261	Bank of America, N.A.
Federation of Malaysia (D17)	12/20/26	1.000%(Q	)	1,000	0.827%	8,607	(1,904)	10,511	Bank of America, N.A.
Federative Republic of Brazil (D17)	12/20/26	1.000%(Q	)	3,000	2.067%	(131,465)	(5,711)	(125,754)	Bank of America, N.A.
Kingdom of Saudi Arabia (D17)	12/20/26	1.000%(Q	)	500	0.572%	9,888	(952)	10,840	Bank of America, N.A.
People’s Republic of China (D17)	12/20/26	1.000%(Q	)	3,000	0.700%	42,420	(5,711)	48,131	Bank of America, N.A.
Republic of Argentina (D17)	12/20/26	1.000%(Q	)	500	27.857%	(314,427)	(952)	(313,475)	Bank of America, N.A.
Republic of Chile (D17)	12/20/26	1.000%(Q	)	500	0.963%	1,362	(952)	2,314	Bank of America, N.A.
Republic of Colombia (D17)	12/20/26	1.000%(Q	)	1,250	2.198%	(61,394)	(2,380)	(59,014)	Bank of America, N.A.
Republic of Indonesia (D17)	12/20/26	1.000%(Q	)	2,250	1.068%	(3,988)	(4,283)	295	Bank of America, N.A.
Republic of Panama (D17)	12/20/26	1.000%(Q	)	500	1.128%	(2,177)	(952)	(1,225)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    151

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D17)	12/20/26	1.000%(Q	)	500	1.040%	$(293)	$(952)	$659	Bank of America, N.A.
Republic of Philippines (D17)	12/20/26	1.000%(Q	)	500	0.997%	634	(952)	1,586	Bank of America, N.A.
Republic of South Africa (D17)	12/20/26	1.000%(Q	)	2,750	2.374%	(154,435)	(5,235)	(149,200)	Bank of America, N.A.
Republic of Turkey (D17)	12/20/26	1.000%(Q	)	3,000	6.109%	(564,140)	(5,711)	(558,429)	Bank of America, N.A.
Republic of Ukraine (D17)	12/20/26	1.000%(Q	)	500	79.727%	(340,948)	(952)	(339,996)	Bank of America, N.A.
Russian Federation (D17)	12/20/26	1.000%(Q	)	1,500	57.543%	(950,404)	(2,856)	(947,548)	Bank of America, N.A.
State of Qatar (D17)	12/20/26	1.000%(Q	)	500	0.571%	9,911	(952)	10,863	Bank of America, N.A.
United Mexican States (D17)	12/20/26	1.000%(Q	)	2,750	1.292%	(31,289)	(5,235)	(26,054)	Bank of America, N.A.
Emirate of Abu Dhabi (D18)	12/20/26	1.000%(Q	)	2,000	0.553%	41,237	(4,256)	45,493	Morgan Stanley & Co. International PLC
Federation of Malaysia (D18)	12/20/26	1.000%(Q	)	4,000	0.827%	34,429	(8,511)	42,940	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D18)	12/20/26	1.000%(Q	)	12,000	2.067%	(525,858)	(25,534)	(500,324)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D18)	12/20/26	1.000%(Q	)	2,000	0.572%	39,551	(4,256)	43,807	Morgan Stanley & Co. International PLC
People’s Republic of China (D18)	12/20/26	1.000%(Q	)	12,000	0.700%	169,679	(25,534)	195,213	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D18)	12/20/26	1.000%(Q	)	2,000	27.857%	$(1,257,707)	$(4,256)	$(1,253,451)	Morgan Stanley & Co. International PLC
Republic of Chile (D18)	12/20/26	1.000%(Q	)	2,000	0.963%	5,447	(4,256)	9,703	Morgan Stanley & Co. International PLC
Republic of Colombia (D18)	12/20/26	1.000%(Q	)	5,000	2.198%	(245,572)	(10,639)	(234,933)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D18)	12/20/26	1.000%(Q	)	9,000	1.068%	(15,954)	(19,151)	3,197	Morgan Stanley & Co. International PLC
Republic of Panama (D18)	12/20/26	1.000%(Q	)	2,000	1.128%	(8,708)	(4,256)	(4,452)	Morgan Stanley & Co. International PLC
Republic of Peru (D18)	12/20/26	1.000%(Q	)	2,000	1.040%	(1,172)	(4,256)	3,084	Morgan Stanley & Co. International PLC
Republic of Philippines (D18)	12/20/26	1.000%(Q	)	2,000	0.997%	2,538	(4,256)	6,794	Morgan Stanley & Co. International PLC
Republic of South Africa (D18)	12/20/26	1.000%(Q	)	11,000	2.374%	(617,742)	(23,407)	(594,335)	Morgan Stanley & Co. International PLC
Republic of Turkey (D18)	12/20/26	1.000%(Q	)	12,000	6.109%	(2,256,559)	(25,534)	(2,231,025)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D18)	12/20/26	1.000%(Q	)	2,000	79.727%	(1,363,793)	(4,256)	(1,359,537)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    153

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D18)	12/20/26	1.000%(Q	)	6,000	57.543%	$(3,801,613)	$(12,767)	$(3,788,846)	Morgan Stanley & Co. International PLC
State of Qatar (D18)	12/20/26	1.000%(Q	)	2,000	0.571%	39,642	(4,256)	43,898	Morgan Stanley & Co. International PLC
United Mexican States (D18)	12/20/26	1.000%(Q	)	11,000	1.292%	(125,159)	(23,407)	(101,752)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D19)	12/20/26	1.000%(Q	)	4,000	0.553%	82,475	(8,624)	91,099	Citibank, N.A.
Federation of Malaysia (D19)	12/20/26	1.000%(Q	)	8,000	0.827%	68,857	(17,248)	86,105	Citibank, N.A.
Federative Republic of Brazil (D19)	12/20/26	1.000%(Q	)	24,000	2.067%	(1,051,717)	(51,745)	(999,972)	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	12/20/26	1.000%(Q	)	4,000	0.572%	79,103	(8,624)	87,727	Citibank, N.A.
People’s Republic of China (D19)	12/20/26	1.000%(Q	)	24,000	0.700%	339,356	(51,745)	391,101	Citibank, N.A.
Republic of Argentina (D19)	12/20/26	1.000%(Q	)	4,000	27.857%	(2,515,414)	(8,624)	(2,506,790)	Citibank, N.A.
Republic of Chile (D19)	12/20/26	1.000%(Q	)	4,000	0.963%	10,895	(8,624)	19,519	Citibank, N.A.
Republic of Colombia (D19)	12/20/26	1.000%(Q	)	10,000	2.198%	(491,145)	(21,560)	(469,585)	Citibank, N.A.
Republic of Indonesia (D19)	12/20/26	1.000%(Q	)	18,000	1.068%	(31,907)	(38,809)	6,902	Citibank, N.A.
Republic of Panama (D19)	12/20/26	1.000%(Q	)	4,000	1.128%	(17,415)	(8,624)	(8,791)	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D19)	12/20/26	1.000%(Q	)	4,000	1.040%	$(2,343)	$(8,624)	$6,281	Citibank, N.A.
Republic of Philippines (D19)	12/20/26	1.000%(Q	)	4,000	0.997%	5,077	(8,624)	13,701	Citibank, N.A.
Republic of South Africa (D19)	12/20/26	1.000%(Q	)	22,000	2.374%	(1,235,483)	(47,433)	(1,188,050)	Citibank, N.A.
Republic of Turkey (D19)	12/20/26	1.000%(Q	)	24,000	6.109%	(4,513,120)	(51,745)	(4,461,375)	Citibank, N.A.
Republic of Ukraine (D19)	12/20/26	1.000%(Q	)	4,000	79.727%	(2,727,585)	(8,624)	(2,718,961)	Citibank, N.A.
Russian Federation (D19)	12/20/26	1.000%(Q	)	12,000	57.543%	(7,603,226)	(25,872)	(7,577,354)	Citibank, N.A.
State of Qatar (D19)	12/20/26	1.000%(Q	)	4,000	0.571%	79,286	(8,624)	87,910	Citibank, N.A.
United Mexican States (D19)	12/20/26	1.000%(Q	)	22,000	1.292%	(250,316)	(47,433)	(202,883)	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/26	1.000%(Q	)	2,000	0.553%	41,237	(4,312)	45,549	Morgan Stanley & Co. International PLC
Federation of Malaysia (D20)	12/20/26	1.000%(Q	)	4,000	0.827%	34,429	(8,624)	43,053	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D20)	12/20/26	1.000%(Q	)	12,000	2.067%	(525,858)	(25,872)	(499,986)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D20)	12/20/26	1.000%(Q	)	2,000	0.572%	39,552	(4,312)	43,864	Morgan Stanley & Co. International PLC
People’s Republic of China (D20)	12/20/26	1.000%(Q	)	12,000	0.700%	169,679	(25,872)	195,551	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    155

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D20)	12/20/26	1.000%(Q	)	2,000	27.857%	$(1,257,707)	$(4,312)	$(1,253,395)	Morgan Stanley & Co. International PLC
Republic of Chile (D20)	12/20/26	1.000%(Q	)	2,000	0.963%	5,447	(4,312)	9,759	Morgan Stanley & Co. International PLC
Republic of Colombia (D20)	12/20/26	1.000%(Q	)	5,000	2.198%	(245,572)	(10,780)	(234,792)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D20)	12/20/26	1.000%(Q	)	9,000	1.068%	(15,953)	(19,404)	3,451	Morgan Stanley & Co. International PLC
Republic of Panama (D20)	12/20/26	1.000%(Q	)	2,000	1.128%	(8,708)	(4,312)	(4,396)	Morgan Stanley & Co. International PLC
Republic of Peru (D20)	12/20/26	1.000%(Q	)	2,000	1.040%	(1,171)	(4,312)	3,141	Morgan Stanley & Co. International PLC
Republic of Philippines (D20)	12/20/26	1.000%(Q	)	2,000	0.997%	2,538	(4,312)	6,850	Morgan Stanley & Co. International PLC
Republic of South Africa (D20)	12/20/26	1.000%(Q	)	11,000	2.374%	(617,741)	(23,716)	(594,025)	Morgan Stanley & Co. International PLC
Republic of Turkey (D20)	12/20/26	1.000%(Q	)	12,000	6.109%	(2,256,559)	(25,872)	(2,230,687)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D20)	12/20/26	1.000%(Q	)	2,000	79.727%	(1,363,793)	(4,312)	(1,359,481)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D20)	12/20/26	1.000%(Q	)	6,000	57.543%	$(3,801,613)	$(12,936)	$(3,788,677)	Morgan Stanley & Co. International PLC
State of Qatar (D20)	12/20/26	1.000%(Q	)	2,000	0.571%	39,643	(4,312)	43,955	Morgan Stanley & Co. International PLC
United Mexican States (D20)	12/20/26	1.000%(Q	)	11,000	1.292%	(125,158)	(23,716)	(101,442)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D21)	12/20/26	1.000%(Q	)	10,000	0.553%	206,187	(21,560)	227,747	Barclays Bank PLC
Federation of Malaysia (D21)	12/20/26	1.000%(Q	)	20,000	0.827%	172,142	(43,121)	215,263	Barclays Bank PLC
Federative Republic of Brazil (D21)	12/20/26	1.000%(Q	)	60,000	2.067%	(2,629,292)	(129,362)	(2,499,930)	Barclays Bank PLC
Kingdom of Saudi Arabia (D21)	12/20/26	1.000%(Q	)	10,000	0.572%	197,759	(21,560)	219,319	Barclays Bank PLC
People’s Republic of China (D21)	12/20/26	1.000%(Q	)	60,000	0.700%	848,391	(129,362)	977,753	Barclays Bank PLC
Republic of Argentina (D21)	12/20/26	1.000%(Q	)	10,000	27.857%	(6,288,536)	(21,560)	(6,266,976)	Barclays Bank PLC
Republic of Chile (D21)	12/20/26	1.000%(Q	)	10,000	0.963%	27,237	(21,560)	48,797	Barclays Bank PLC
Republic of Colombia (D21)	12/20/26	1.000%(Q	)	25,000	2.198%	(1,227,862)	(53,901)	(1,173,961)	Barclays Bank PLC
Republic of Indonesia (D21)	12/20/26	1.000%(Q	)	45,000	1.068%	(79,767)	(97,022)	17,255	Barclays Bank PLC
Republic of Panama (D21)	12/20/26	1.000%(Q	)	10,000	1.128%	(43,537)	(21,560)	(21,977)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    157

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D21)	12/20/26	1.000%(Q	)	10,000	1.040%	$(5,857)	$(21,560)	$15,703	Barclays Bank PLC
Republic of Philippines (D21)	12/20/26	1.000%(Q	)	10,000	0.997%	12,692	(21,560)	34,252	Barclays Bank PLC
Republic of South Africa (D21)	12/20/26	1.000%(Q	)	55,000	2.374%	(3,088,707)	(118,582)	(2,970,125)	Barclays Bank PLC
Republic of Turkey (D21)	12/20/26	1.000%(Q	)	60,000	6.109%	(11,282,798)	(129,362)	(11,153,436)	Barclays Bank PLC
Republic of Ukraine (D21)	12/20/26	1.000%(Q	)	10,000	79.727%	(6,818,964)	(21,560)	(6,797,404)	Barclays Bank PLC
Russian Federation (D21)	12/20/26	1.000%(Q	)	30,000	57.543%	(19,008,066)	(64,681)	(18,943,385)	Barclays Bank PLC
State of Qatar (D21)	12/20/26	1.000%(Q	)	10,000	0.571%	198,214	(21,560)	219,774	Barclays Bank PLC
United Mexican States (D21)	12/20/26	1.000%(Q	)	55,000	1.292%	(625,790)	(118,582)	(507,208)	Barclays Bank PLC
Emirate of Abu Dhabi (D22)	12/20/26	1.000%(Q	)	1,000	0.553%	20,619	(2,184)	22,803	Bank of America, N.A.
Federation of Malaysia (D22)	12/20/26	1.000%(Q	)	2,000	0.827%	17,215	(4,368)	21,583	Bank of America, N.A.
Federative Republic of Brazil (D22)	12/20/26	1.000%(Q	)	6,000	2.067%	(262,929)	(13,105)	(249,824)	Bank of America, N.A.
Kingdom of Saudi Arabia (D22)	12/20/26	1.000%(Q	)	1,000	0.572%	19,776	(2,184)	21,960	Bank of America, N.A.
People’s Republic of China (D22)	12/20/26	1.000%(Q	)	6,000	0.700%	84,840	(13,105)	97,945	Bank of America, N.A.
Republic of Argentina (D22)	12/20/26	1.000%(Q	)	1,000	27.857%	(628,853)	(2,184)	(626,669)	Bank of America, N.A.
Republic of Chile (D22)	12/20/26	1.000%(Q	)	1,000	0.963%	2,724	(2,184)	4,908	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D22)	12/20/26	1.000%(Q	)	2,500	2.198%	$(122,787)	$(5,461)	$(117,326)	Bank of America, N.A.
Republic of Indonesia (D22)	12/20/26	1.000%(Q	)	4,500	1.068%	(7,977)	(9,829)	1,852	Bank of America, N.A.
Republic of Panama (D22)	12/20/26	1.000%(Q	)	1,000	1.128%	(4,354)	(2,184)	(2,170)	Bank of America, N.A.
Republic of Peru (D22)	12/20/26	1.000%(Q	)	1,000	1.040%	(586)	(2,184)	1,598	Bank of America, N.A.
Republic of Philippines (D22)	12/20/26	1.000%(Q	)	1,000	0.997%	1,269	(2,184)	3,453	Bank of America, N.A.
Republic of South Africa (D22)	12/20/26	1.000%(Q	)	5,500	2.374%	(308,870)	(12,013)	(296,857)	Bank of America, N.A.
Republic of Turkey (D22)	12/20/26	1.000%(Q	)	6,000	6.109%	(1,128,279)	(13,105)	(1,115,174)	Bank of America, N.A.
Republic of Ukraine (D22)	12/20/26	1.000%(Q	)	1,000	79.727%	(681,896)	(2,184)	(679,712)	Bank of America, N.A.
Russian Federation (D22)	12/20/26	1.000%(Q	)	3,000	57.543%	(1,900,807)	(6,553)	(1,894,254)	Bank of America, N.A.
State of Qatar (D22)	12/20/26	1.000%(Q	)	1,000	0.571%	19,822	(2,184)	22,006	Bank of America, N.A.
United Mexican States (D22)	12/20/26	1.000%(Q	)	5,500	1.292%	(62,579)	(12,013)	(50,566)	Bank of America, N.A.
Emirate of Abu Dhabi (D23)	12/20/26	1.000%(Q	)	1,000	0.553%	20,619	(2,354)	22,973	Bank of America, N.A.
Federation of Malaysia (D23)	12/20/26	1.000%(Q	)	2,000	0.827%	17,215	(4,708)	21,923	Bank of America, N.A.
Federative Republic of Brazil (D23)	12/20/26	1.000%(Q	)	6,000	2.067%	(262,929)	(14,125)	(248,804)	Bank of America, N.A.
Kingdom of Saudi Arabia (D23)	12/20/26	1.000%(Q	)	1,000	0.572%	19,776	(2,354)	22,130	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    159

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D23)	12/20/26	1.000%(Q	)	6,000	0.700%	$84,839	$(14,125)	$98,964	Bank of America, N.A.
Republic of Argentina (D23)	12/20/26	1.000%(Q	)	1,000	27.857%	(628,853)	(2,354)	(626,499)	Bank of America, N.A.
Republic of Chile (D23)	12/20/26	1.000%(Q	)	1,000	0.963%	2,724	(2,354)	5,078	Bank of America, N.A.
Republic of Colombia (D23)	12/20/26	1.000%(Q	)	2,500	2.198%	(122,786)	(5,885)	(116,901)	Bank of America, N.A.
Republic of Indonesia (D23)	12/20/26	1.000%(Q	)	4,500	1.068%	(7,977)	(10,594)	2,617	Bank of America, N.A.
Republic of Panama (D23)	12/20/26	1.000%(Q	)	1,000	1.128%	(4,354)	(2,354)	(2,000)	Bank of America, N.A.
Republic of Peru (D23)	12/20/26	1.000%(Q	)	1,000	1.040%	(586)	(2,354)	1,768	Bank of America, N.A.
Republic of Philippines (D23)	12/20/26	1.000%(Q	)	1,000	0.997%	1,269	(2,354)	3,623	Bank of America, N.A.
Republic of South Africa (D23)	12/20/26	1.000%(Q	)	5,500	2.374%	(308,871)	(12,948)	(295,923)	Bank of America, N.A.
Republic of Turkey (D23)	12/20/26	1.000%(Q	)	6,000	6.109%	(1,128,280)	(14,125)	(1,114,155)	Bank of America, N.A.
Republic of Ukraine (D23)	12/20/26	1.000%(Q	)	1,000	79.727%	(681,896)	(2,354)	(679,542)	Bank of America, N.A.
Russian Federation (D23)	12/20/26	1.000%(Q	)	3,000	57.543%	(1,900,806)	(7,062)	(1,893,744)	Bank of America, N.A.
State of Qatar (D23)	12/20/26	1.000%(Q	)	1,000	0.571%	19,822	(2,354)	22,176	Bank of America, N.A.
United Mexican States (D23)	12/20/26	1.000%(Q	)	5,500	1.292%	(62,579)	(12,948)	(49,631)	Bank of America, N.A.
Emirate of Abu Dhabi (D24)	12/20/26	1.000%(Q	)	1,000	0.553%	20,618	(2,383)	23,001	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D24)	12/20/26	1.000%(Q	)	2,000	0.827%	$17,214	$(4,765)	$21,979	Bank of America, N.A.
Federative Republic of Brazil (D24)	12/20/26	1.000%(Q	)	6,000	2.067%	(262,929)	(14,295)	(248,634)	Bank of America, N.A.
Kingdom of Saudi Arabia (D24)	12/20/26	1.000%(Q	)	1,000	0.572%	19,775	(2,383)	22,158	Bank of America, N.A.
People’s Republic of China (D24)	12/20/26	1.000%(Q	)	6,000	0.700%	84,839	(14,295)	99,134	Bank of America, N.A.
Republic of Argentina (D24)	12/20/26	1.000%(Q	)	1,000	27.857%	(628,854)	(2,383)	(626,471)	Bank of America, N.A.
Republic of Chile (D24)	12/20/26	1.000%(Q	)	1,000	0.963%	2,723	(2,383)	5,106	Bank of America, N.A.
Republic of Colombia (D24)	12/20/26	1.000%(Q	)	2,500	2.198%	(122,786)	(5,956)	(116,830)	Bank of America, N.A.
Republic of Indonesia (D24)	12/20/26	1.000%(Q	)	4,500	1.068%	(7,977)	(10,722)	2,745	Bank of America, N.A.
Republic of Panama (D24)	12/20/26	1.000%(Q	)	1,000	1.128%	(4,354)	(2,383)	(1,971)	Bank of America, N.A.
Republic of Peru (D24)	12/20/26	1.000%(Q	)	1,000	1.040%	(586)	(2,383)	1,797	Bank of America, N.A.
Republic of Philippines (D24)	12/20/26	1.000%(Q	)	1,000	0.997%	1,269	(2,383)	3,652	Bank of America, N.A.
Republic of South Africa (D24)	12/20/26	1.000%(Q	)	5,500	2.374%	(308,871)	(13,104)	(295,767)	Bank of America, N.A.
Republic of Turkey (D24)	12/20/26	1.000%(Q	)	6,000	6.109%	(1,128,280)	(14,295)	(1,113,985)	Bank of America, N.A.
Republic of Ukraine (D24)	12/20/26	1.000%(Q	)	1,000	79.727%	(681,897)	(2,383)	(679,514)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    161

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D24)	12/20/26	1.000%(Q	)	3,000	57.543%	$(1,900,807)	$(7,148)	$(1,893,659)	Bank of America, N.A.
State of Qatar (D24)	12/20/26	1.000%(Q	)	1,000	0.571%	19,821	(2,383)	22,204	Bank of America, N.A.
United Mexican States (D24)	12/20/26	1.000%(Q	)	5,500	1.292%	(62,579)	(13,104)	(49,475)	Bank of America, N.A.
Emirate of Abu Dhabi (D25)	12/20/26	1.000%(Q	)	2,000	0.553%	41,237	(4,822)	46,059	Morgan Stanley & Co. International PLC
Federation of Malaysia (D25)	12/20/26	1.000%(Q	)	4,000	0.827%	34,429	(9,644)	44,073	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D25)	12/20/26	1.000%(Q	)	12,000	2.067%	(525,858)	(28,932)	(496,926)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D25)	12/20/26	1.000%(Q	)	2,000	0.572%	39,552	(4,822)	44,374	Morgan Stanley & Co. International PLC
People’s Republic of China (D25)	12/20/26	1.000%(Q	)	12,000	0.700%	169,678	(28,932)	198,610	Morgan Stanley & Co. International PLC
Republic of Argentina (D25)	12/20/26	1.000%(Q	)	2,000	27.857%	(1,257,707)	(4,822)	(1,252,885)	Morgan Stanley & Co. International PLC
Republic of Chile (D25)	12/20/26	1.000%(Q	)	2,000	0.963%	5,447	(4,822)	10,269	Morgan Stanley & Co. International PLC
Republic of Colombia (D25)	12/20/26	1.000%(Q	)	5,000	2.198%	(245,572)	(12,055)	(233,517)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D25)	12/20/26	1.000%(Q	)	9,000	1.068%	$(15,953)	$(21,699)	$5,746	Morgan Stanley & Co. International PLC
Republic of Panama (D25)	12/20/26	1.000%(Q	)	2,000	1.128%	(8,708)	(4,822)	(3,886)	Morgan Stanley & Co. International PLC
Republic of Peru (D25)	12/20/26	1.000%(Q	)	2,000	1.040%	(1,171)	(4,822)	3,651	Morgan Stanley & Co. International PLC
Republic of Philippines (D25)	12/20/26	1.000%(Q	)	2,000	0.997%	2,538	(4,822)	7,360	Morgan Stanley & Co. International PLC
Republic of South Africa (D25)	12/20/26	1.000%(Q	)	11,000	2.374%	(617,741)	(26,521)	(591,220)	Morgan Stanley & Co. International PLC
Republic of Turkey (D25)	12/20/26	1.000%(Q	)	12,000	6.109%	(2,256,560)	(28,932)	(2,227,628)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D25)	12/20/26	1.000%(Q	)	2,000	79.727%	(1,363,793)	(4,822)	(1,358,971)	Morgan Stanley & Co. International PLC
Russian Federation (D25)	12/20/26	1.000%(Q	)	6,000	57.543%	(3,801,613)	(14,466)	(3,787,147)	Morgan Stanley & Co. International PLC
State of Qatar (D25)	12/20/26	1.000%(Q	)	2,000	0.571%	39,643	(4,822)	44,465	Morgan Stanley & Co. International PLC
United Mexican States (D25)	12/20/26	1.000%(Q	)	11,000	1.292%	(125,158)	(26,521)	(98,637)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    163

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D26)	12/20/25	1.000%(Q	)	500	0.467%	$9,848	$(27)	$9,875	Morgan Stanley & Co. International PLC
Federation of Malaysia (D26)	12/20/25	1.000%(Q	)	750	0.658%	9,747	(40)	9,787	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D26)	12/20/25	1.000%(Q	)	3,000	1.699%	(67,996)	(162)	(67,834)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D26)	12/20/25	1.000%(Q	)	500	0.495%	9,349	(27)	9,376	Morgan Stanley & Co. International PLC
People’s Republic of China (D26)	12/20/25	1.000%(Q	)	3,000	0.576%	47,552	(162)	47,714	Morgan Stanley & Co. International PLC
Republic of Argentina (D26)	12/20/25	1.000%(Q	)	1,250	27.462%	(725,638)	(67)	(725,571)	Morgan Stanley & Co. International PLC
Republic of Chile (D26)	12/20/25	1.000%(Q	)	500	0.791%	4,179	(27)	4,206	Morgan Stanley & Co. International PLC
Republic of Colombia (D26)	12/20/25	1.000%(Q	)	1,250	1.848%	(34,543)	(67)	(34,476)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D26)	12/20/25	1.000%(Q	)	2,000	0.843%	13,123	(108)	13,231	Morgan Stanley & Co. International PLC
Republic of Panama (D26)	12/20/25	1.000%(Q	)	500	0.945%	1,515	(27)	1,542	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D26)	12/20/25	1.000%(Q	)	500	0.841%	$3,325	$(27)	$3,352	Morgan Stanley & Co. International PLC
Republic of Philippines (D26)	12/20/25	1.000%(Q	)	500	0.784%	4,301	(27)	4,328	Morgan Stanley & Co. International PLC
Republic of South Africa (D26)	12/20/25	1.000%(Q	)	2,250	2.066%	(78,436)	(121)	(78,315)	Morgan Stanley & Co. International PLC
Republic of Turkey (D26)	12/20/25	1.000%(Q	)	3,000	6.035%	(459,193)	(162)	(459,031)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D26)	12/20/25	1.000%(Q	)	500	87.604%	(333,485)	(27)	(333,458)	Morgan Stanley & Co. International PLC
Russian Federation (D26)	12/20/25	1.000%(Q	)	1,500	63.076%	(926,535)	(81)	(926,454)	Morgan Stanley & Co. International PLC
State of Qatar (D26)	12/20/25	1.000%(Q	)	500	0.485%	9,515	(27)	9,542	Morgan Stanley & Co. International PLC
United Mexican States (D26)	12/20/25	1.000%(Q	)	3,000	1.065%	(3,309)	(162)	(3,147)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D27)	12/20/26	1.000%(Q	)	1,000	0.553%	20,618	(328)	20,946	Bank of America, N.A.
Federation of Malaysia (D27)	12/20/26	1.000%(Q	)	2,000	0.827%	17,215	(655)	17,870	Bank of America, N.A.
Federative Republic of Brazil (D27)	12/20/26	1.000%(Q	)	6,000	2.067%	(262,929)	(1,966)	(260,963)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    165

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D27)	12/20/26	1.000%(Q	)	1,000	0.572%	$19,776	$(328)	$20,104	Bank of America, N.A.
People’s Republic of China (D27)	12/20/26	1.000%(Q	)	6,000	0.700%	84,839	(1,966)	86,805	Bank of America, N.A.
Republic of Argentina (D27)	12/20/26	1.000%(Q	)	1,000	27.857%	(628,854)	(328)	(628,526)	Bank of America, N.A.
Republic of Chile (D27)	12/20/26	1.000%(Q	)	1,000	0.963%	2,723	(328)	3,051	Bank of America, N.A.
Republic of Colombia (D27)	12/20/26	1.000%(Q	)	2,500	2.198%	(122,786)	(819)	(121,967)	Bank of America, N.A.
Republic of Indonesia (D27)	12/20/26	1.000%(Q	)	4,500	1.068%	(7,977)	(1,475)	(6,502)	Bank of America, N.A.
Republic of Panama (D27)	12/20/26	1.000%(Q	)	1,000	1.128%	(4,354)	(328)	(4,026)	Bank of America, N.A.
Republic of Peru (D27)	12/20/26	1.000%(Q	)	1,000	1.040%	(586)	(328)	(258)	Bank of America, N.A.
Republic of Philippines (D27)	12/20/26	1.000%(Q	)	1,000	0.997%	1,269	(328)	1,597	Bank of America, N.A.
Republic of South Africa (D27)	12/20/26	1.000%(Q	)	5,500	2.374%	(308,870)	(1,802)	(307,068)	Bank of America, N.A.
Republic of Turkey (D27)	12/20/26	1.000%(Q	)	6,000	6.109%	(1,128,280)	(1,966)	(1,126,314)	Bank of America, N.A.
Republic of Ukraine (D27)	12/20/26	1.000%(Q	)	1,000	79.727%	(681,897)	(328)	(681,569)	Bank of America, N.A.
Russian Federation (D27)	12/20/26	1.000%(Q	)	3,000	57.543%	(1,900,806)	(983)	(1,899,823)	Bank of America, N.A.
State of Qatar (D27)	12/20/26	1.000%(Q	)	1,000	0.571%	19,821	(328)	20,149	Bank of America, N.A.
United Mexican States (D27)	12/20/26	1.000%(Q	)	5,500	1.292%	(62,579)	(1,802)	(60,777)	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D28)	12/20/26	1.000%(Q	)	2,000	0.553%	$41,237	$(876)	$42,113	Morgan Stanley & Co. International PLC
Federation of Malaysia (D28)	12/20/26	1.000%(Q	)	4,000	0.827%	34,428	(1,752)	36,180	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D28)	12/20/26	1.000%(Q	)	12,000	2.067%	(525,859)	(5,256)	(520,603)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D28)	12/20/26	1.000%(Q	)	2,000	0.572%	39,552	(876)	40,428	Morgan Stanley & Co. International PLC
People’s Republic of China (D28)	12/20/26	1.000%(Q	)	12,000	0.700%	169,678	(5,256)	174,934	Morgan Stanley & Co. International PLC
Republic of Argentina (D28)	12/20/26	1.000%(Q	)	2,000	27.857%	(1,257,707)	(876)	(1,256,831)	Morgan Stanley & Co. International PLC
Republic of Chile (D28)	12/20/26	1.000%(Q	)	2,000	0.963%	5,447	(876)	6,323	Morgan Stanley & Co. International PLC
Republic of Colombia (D28)	12/20/26	1.000%(Q	)	5,000	2.198%	(245,573)	(2,190)	(243,383)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D28)	12/20/26	1.000%(Q	)	9,000	1.068%	(15,954)	(3,942)	(12,012)	Morgan Stanley & Co. International PLC
Republic of Panama (D28)	12/20/26	1.000%(Q	)	2,000	1.128%	(8,708)	(876)	(7,832)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    167

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D28)	12/20/26	1.000%(Q	)	2,000	1.040%	$(1,172)	$(876)	$(296)	Morgan Stanley & Co. International PLC
Republic of Philippines (D28)	12/20/26	1.000%(Q	)	2,000	0.997%	2,538	(876)	3,414	Morgan Stanley & Co. International PLC
Republic of South Africa (D28)	12/20/26	1.000%(Q	)	11,000	2.374%	(617,742)	(4,818)	(612,924)	Morgan Stanley & Co. International PLC
Republic of Turkey (D28)	12/20/26	1.000%(Q	)	12,000	6.109%	(2,256,560)	(5,256)	(2,251,304)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D28)	12/20/26	1.000%(Q	)	2,000	79.727%	(1,363,793)	(876)	(1,362,917)	Morgan Stanley & Co. International PLC
Russian Federation (D28)	12/20/26	1.000%(Q	)	6,000	57.543%	(3,801,613)	(2,628)	(3,798,985)	Morgan Stanley & Co. International PLC
State of Qatar (D28)	12/20/26	1.000%(Q	)	2,000	0.571%	39,643	(876)	40,519	Morgan Stanley & Co. International PLC
United Mexican States (D28)	12/20/26	1.000%(Q	)	11,000	1.292%	(125,158)	(4,818)	(120,340)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D29)	12/20/26	1.000%(Q	)	4,000	0.553%	82,475	(1,752)	84,227	Morgan Stanley & Co. International PLC
Federation of Malaysia (D29)	12/20/26	1.000%(Q	)	8,000	0.827%	68,857	(3,504)	72,361	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D29)	12/20/26	1.000%(Q	)	24,000	2.067%	$(1,051,717)	$(10,512)	$(1,041,205)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D29)	12/20/26	1.000%(Q	)	4,000	0.572%	79,103	(1,752)	80,855	Morgan Stanley & Co. International PLC
People’s Republic of China (D29)	12/20/26	1.000%(Q	)	24,000	0.700%	339,356	(10,512)	349,868	Morgan Stanley & Co. International PLC
Republic of Argentina (D29)	12/20/26	1.000%(Q	)	4,000	27.857%	(2,515,414)	(1,752)	(2,513,662)	Morgan Stanley & Co. International PLC
Republic of Chile (D29)	12/20/26	1.000%(Q	)	4,000	0.963%	10,894	(1,752)	12,646	Morgan Stanley & Co. International PLC
Republic of Colombia (D29)	12/20/26	1.000%(Q	)	10,000	2.198%	(491,145)	(4,380)	(486,765)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D29)	12/20/26	1.000%(Q	)	18,000	1.068%	(31,907)	(7,884)	(24,023)	Morgan Stanley & Co. International PLC
Republic of Panama (D29)	12/20/26	1.000%(Q	)	4,000	1.128%	(17,415)	(1,752)	(15,663)	Morgan Stanley & Co. International PLC
Republic of Peru (D29)	12/20/26	1.000%(Q	)	4,000	1.040%	(2,343)	(1,752)	(591)	Morgan Stanley & Co. International PLC
Republic of Philippines (D29)	12/20/26	1.000%(Q	)	4,000	0.997%	5,077	(1,752)	6,829	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    169

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D29)	12/20/26	1.000%(Q	)	22,000	2.374%	$(1,235,483)	$(9,636)	$(1,225,847)	Morgan Stanley & Co. International PLC
Republic of Turkey (D29)	12/20/26	1.000%(Q	)	24,000	6.109%	(4,513,120)	(10,512)	(4,502,608)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D29)	12/20/26	1.000%(Q	)	4,000	79.727%	(2,727,586)	(1,752)	(2,725,834)	Morgan Stanley & Co. International PLC
Russian Federation (D29)	12/20/26	1.000%(Q	)	12,000	57.543%	(7,603,227)	(5,256)	(7,597,971)	Morgan Stanley & Co. International PLC
State of Qatar (D29)	12/20/26	1.000%(Q	)	4,000	0.571%	79,285	(1,752)	81,037	Morgan Stanley & Co. International PLC
United Mexican States (D29)	12/20/26	1.000%(Q	)	22,000	1.292%	(250,317)	(9,636)	(240,681)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D31)	06/20/26	1.000%(Q	)	2,000	0.503%	41,221	(930)	42,151	Barclays Bank PLC
Federation of Malaysia (D31)	06/20/26	1.000%(Q	)	4,000	0.729%	46,767	(1,859)	48,626	Barclays Bank PLC
Federative Republic of Brazil (D31)	06/20/26	1.000%(Q	)	12,000	1.858%	(379,246)	(5,578)	(373,668)	Barclays Bank PLC
Kingdom of Saudi Arabia (D31)	06/20/26	1.000%(Q	)	2,000	0.526%	39,370	(930)	40,300	Barclays Bank PLC
People’s Republic of China (D31)	06/20/26	1.000%(Q	)	12,000	0.631%	186,462	(5,578)	192,040	Barclays Bank PLC
Republic of Argentina (D31)	06/20/26	1.000%(Q	)	2,000	27.562%	(1,209,037)	(930)	(1,208,107)	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D31)	06/20/26	1.000%(Q	)	2,000	0.862%	$13,009	$(930)	$13,939	Barclays Bank PLC
Republic of Colombia (D31)	06/20/26	1.000%(Q	)	5,000	1.994%	(183,195)	(2,324)	(180,871)	Barclays Bank PLC
Republic of Indonesia (D31)	06/20/26	1.000%(Q	)	9,000	0.939%	31,512	(4,184)	35,696	Barclays Bank PLC
Republic of Panama (D31)	06/20/26	1.000%(Q	)	2,000	1.022%	572	(930)	1,502	Barclays Bank PLC
Republic of Peru (D31)	06/20/26	1.000%(Q	)	2,000	0.934%	7,418	(930)	8,348	Barclays Bank PLC
Republic of Philippines (D31)	06/20/26	1.000%(Q	)	2,000	0.870%	12,387	(930)	13,317	Barclays Bank PLC
Republic of South Africa (D31)	06/20/26	1.000%(Q	)	10,000	2.218%	(449,116)	(4,648)	(444,468)	Barclays Bank PLC
Republic of Turkey (D31)	06/20/26	1.000%(Q	)	12,000	6.071%	(2,049,809)	(5,578)	(2,044,231)	Barclays Bank PLC
Republic of Ukraine (D31)	06/20/26	1.000%(Q	)	2,000	83.149%	(1,348,756)	(930)	(1,347,826)	Barclays Bank PLC
Russian Federation (D31)	06/20/26	1.000%(Q	)	6,000	59.840%	(3,745,588)	(2,789)	(3,742,799)	Barclays Bank PLC
State of Qatar (D31)	06/20/26	1.000%(Q	)	2,000	0.522%	39,751	(930)	40,681	Barclays Bank PLC
United Mexican States (D31)	06/20/26	1.000%(Q	)	12,000	1.164%	(62,440)	(5,578)	(56,862)	Barclays Bank PLC
Emirate of Abu Dhabi (D32)	12/20/26	1.000%(Q	)	300	0.553%	6,186	(156)	6,342	Bank of America, N.A.
Federation of Malaysia (D32)	12/20/26	1.000%(Q	)	600	0.827%	5,164	(313)	5,477	Bank of America, N.A.
Federative Republic of Brazil (D32)	12/20/26	1.000%(Q	)	1,800	2.067%	(78,879)	(938)	(77,941)	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    171

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D32)	12/20/26	1.000%(Q	)	300	0.572%	$5,933	$(156)	$6,089	Bank of America, N.A.
People’s Republic of China (D32)	12/20/26	1.000%(Q	)	1,800	0.700%	25,452	(938)	26,390	Bank of America, N.A.
Republic of Argentina (D32)	12/20/26	1.000%(Q	)	300	27.857%	(188,656)	(156)	(188,500)	Bank of America, N.A.
Republic of Chile (D32)	12/20/26	1.000%(Q	)	300	0.963%	817	(156)	973	Bank of America, N.A.
Republic of Colombia (D32)	12/20/26	1.000%(Q	)	750	2.198%	(36,836)	(391)	(36,445)	Bank of America, N.A.
Republic of Indonesia (D32)	12/20/26	1.000%(Q	)	1,350	1.068%	(2,393)	(703)	(1,690)	Bank of America, N.A.
Republic of Panama (D32)	12/20/26	1.000%(Q	)	300	1.128%	(1,306)	(156)	(1,150)	Bank of America, N.A.
Republic of Peru (D32)	12/20/26	1.000%(Q	)	300	1.040%	(175)	(156)	(19)	Bank of America, N.A.
Republic of Philippines (D32)	12/20/26	1.000%(Q	)	300	0.997%	381	(156)	537	Bank of America, N.A.
Republic of South Africa (D32)	12/20/26	1.000%(Q	)	1,650	2.374%	(92,662)	(860)	(91,802)	Bank of America, N.A.
Republic of Turkey (D32)	12/20/26	1.000%(Q	)	1,800	6.109%	(338,484)	(938)	(337,546)	Bank of America, N.A.
Republic of Ukraine (D32)	12/20/26	1.000%(Q	)	300	79.727%	(204,569)	(156)	(204,413)	Bank of America, N.A.
Russian Federation (D32)	12/20/26	1.000%(Q	)	900	57.543%	(570,242)	(469)	(569,773)	Bank of America, N.A.
State of Qatar (D32)	12/20/26	1.000%(Q	)	300	0.571%	5,947	(156)	6,103	Bank of America, N.A.
United Mexican States (D32)	12/20/26	1.000%(Q	)	1,650	1.292%	(18,774)	(860)	(17,914)	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D36)	12/20/26	1.000%(Q	)	4,000	0.553%	$82,475	$(3,312)	$85,787	Goldman Sachs International
Federation of Malaysia (D36)	12/20/26	1.000%(Q	)	8,000	0.827%	68,857	(6,624)	75,481	Goldman Sachs International
Federative Republic of Brazil (D36)	12/20/26	1.000%(Q	)	24,000	2.067%	(1,051,717)	(19,871)	(1,031,846)	Goldman Sachs International
Kingdom of Saudi Arabia (D36)	12/20/26	1.000%(Q	)	4,000	0.572%	79,103	(3,312)	82,415	Goldman Sachs International
People’s Republic of China (D36)	12/20/26	1.000%(Q	)	24,000	0.700%	339,356	(19,871)	359,227	Goldman Sachs International
Republic of Argentina (D36)	12/20/26	1.000%(Q	)	4,000	27.857%	(2,515,415)	(3,312)	(2,512,103)	Goldman Sachs International
Republic of Chile (D36)	12/20/26	1.000%(Q	)	4,000	0.963%	10,894	(3,312)	14,206	Goldman Sachs International
Republic of Colombia (D36)	12/20/26	1.000%(Q	)	10,000	2.198%	(491,145)	(8,280)	(482,865)	Goldman Sachs International
Republic of Indonesia (D36)	12/20/26	1.000%(Q	)	18,000	1.068%	(31,907)	(14,903)	(17,004)	Goldman Sachs International
Republic of Panama (D36)	12/20/26	1.000%(Q	)	4,000	1.128%	(17,415)	(3,312)	(14,103)	Goldman Sachs International
Republic of Peru (D36)	12/20/26	1.000%(Q	)	4,000	1.040%	(2,343)	(3,312)	969	Goldman Sachs International
Republic of Philippines (D36)	12/20/26	1.000%(Q	)	4,000	0.997%	5,077	(3,312)	8,389	Goldman Sachs International
Republic of South Africa (D36)	12/20/26	1.000%(Q	)	22,000	2.374%	(1,235,483)	(18,215)	(1,217,268)	Goldman Sachs International
Republic of Turkey (D36)	12/20/26	1.000%(Q	)	24,000	6.109%	(4,513,120)	(19,871)	(4,493,249)	Goldman Sachs International
Republic of Ukraine (D36)	12/20/26	1.000%(Q	)	4,000	79.727%	(2,727,586)	(3,312)	(2,724,274)	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund    173

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D36)	12/20/26	1.000%(Q	)	12,000	57.543%	$(7,603,226)	$(9,935)	$(7,593,291)	Goldman Sachs International
State of Qatar (D36)	12/20/26	1.000%(Q	)	4,000	0.571%	79,285	(3,312)	82,597	Goldman Sachs International
United Mexican States (D36)	12/20/26	1.000%(Q	)	22,000	1.292%	(250,316)	(18,215)	(232,101)	Goldman Sachs International

						$(321,696,475)	$(4,069,282)	$(317,627,193)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q	)	79,900	$6,343,813	$50,489	$6,293,324	Barclays Bank PLC
CDX.EM.30.V3 (D02)	12/20/23	1.000%(Q	)	329,000	26,121,583	(47,306)	26,168,889	Barclays Bank PLC
CDX.EM.30.V3 (D03)	12/20/23	1.000%(Q	)	141,000	11,194,964	34,412	11,160,552	Barclays Bank PLC
CDX.EM.30.V3 (D04)	12/20/23	1.000%(Q	)	94,000	7,463,310	18,623	7,444,687	Citibank, N.A.
CDX.EM.30.V3 (D05)	12/20/23	1.000%(Q	)	94,000	7,463,309	24,990	7,438,319	Citibank, N.A.
CDX.EM.34.V1 (D06)	12/20/25	1.000%(Q	)	100,000	11,060,827	1,711	11,059,116	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D07)	12/20/25	1.000%(Q	)	100,000	11,060,828	(23,761)	11,084,589	Citibank, N.A.
CDX.EM.34.V1 (D08)	12/20/25	1.000%(Q	)	200,000	22,121,654	(47,523)	22,169,177	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D09)	12/20/25	1.000%(Q	)	200,000	22,121,654	(47,523)	22,169,177	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D11)	12/20/25	1.000%(Q	)	100,000	11,063,605	125,910	10,937,695	Citibank, N.A.
CDX.EM.34.V1 (D12)	12/20/25	1.000%(Q	)	75,000	8,297,704	(57,690)	8,355,394	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D15)	12/20/26	1.000%(Q	)	100,000	10,578,322	104,925	10,473,397	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D16)	12/20/26	1.000%(Q	)	50,000	5,289,160	62,098	5,227,062	Bank of America, N.A.
CDX.EM.36.V1 (D17)	12/20/26	1.000%(Q	)	25,000	2,644,580	33,113	2,611,467	Bank of America, N.A.
CDX.EM.36.V1 (D18)	12/20/26	1.000%(Q	)	100,000	10,578,321	135,214	10,443,107	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D19)	12/20/26	1.000%(Q	)	200,000	21,156,642	237,164	20,919,478	Citibank, N.A.
CDX.EM.36.V1 (D20)	12/20/26	1.000%(Q	)	100,000	10,578,322	137,987	10,440,335	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D21)	12/20/26	1.000%(Q	)	500,000	52,891,607	1,078,020	51,813,587	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.36.V1 (D22)	12/20/26	1.000%(Q	)	50,000	$5,289,161	$70,381	$5,218,780	Bank of America, N.A.
CDX.EM.36.V1 (D23)	12/20/26	1.000%(Q	)	50,000	5,289,161	78,742	5,210,419	Bank of America, N.A.
CDX.EM.36.V1 (D24)	12/20/26	1.000%(Q	)	50,000	5,289,161	80,141	5,209,020	Bank of America, N.A.
CDX.EM.36.V1 (D25)	12/20/26	1.000%(Q	)	100,000	10,578,321	172,835	10,405,486	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D26)	12/20/25	1.000%(Q	)	25,000	2,765,901	(22,938)	2,788,839	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D27)	12/20/26	1.000%(Q	)	50,000	5,289,161	16,386	5,272,775	Bank of America, N.A.
CDX.EM.36.V1 (D28)	12/20/26	1.000%(Q	)	100,000	10,578,321	(54,748)	10,633,069	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D29)	12/20/26	1.000%(Q	)	200,000	21,156,643	28,469	21,128,174	Morgan Stanley & Co. International PLC
CDX.EM.35.V1 (D31)	06/20/26	1.000%(Q	)	100,000	9,879,287	46,484	9,832,803	Barclays Bank PLC
CDX.EM.36.V1 (D32)	12/20/26	1.000%(Q	)	15,000	1,586,748	(6,993)	1,593,741	Bank of America, N.A.
CDX.EM.36.V1 (D36)	12/20/26	1.000%(Q	)	200,000	21,156,643	(33,118)	21,189,761	Goldman Sachs International

					$356,888,713	$2,196,494	$354,692,219

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V3 (D10)	12/20/24	1.000%(Q	)	46,500	4.334%	$ (3,664,432)	$(23,831)	$(3,640,601)	Morgan Stanley & Co. International PLC
CDX.EM.35.V1 (D13)	06/20/26	1.000%(Q	)	40,000	3.792%	(3,951,715)	(65,023)	(3,886,692)	Bank of America, N.A.
CDX.EM.35.V1 (D14)	06/20/26	1.000%(Q	)	5,000	3.792%	(493,965)	(9,494)	(484,471)	Bank of America, N.A.
CDX.EM.37.V1 (D30)	06/20/27	1.000%(Q	)	80,000	2.813%	(6,316,332)	(76,795)	(6,239,537)	Barclays Bank PLC
CDX.EM.37.V1 (D33)	06/20/27	1.000%(Q	)	100,000	2.813%	(7,895,416)	(125,529)	(7,769,887)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    175

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.37.V1 (D34)	06/20/27	1.000%(Q	)	200,000	2.813%	$(15,790,832)	$(256,700)	$(15,534,132)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D35)	06/20/27	1.000%(Q	)	200,000	2.813%	(15,790,831)	(197,207)	(15,593,624)	Citibank, N.A.
CDX.EM.37.V1 (D37)	06/20/27	1.000%(Q	)	200,000	2.813%	(15,790,831)	(364,529)	(15,426,302)	Goldman Sachs International
CDX.EM.37.V1 (D38)	06/20/27	1.000%(Q	)	100,000	2.813%	(7,895,415)	(192,206)	(7,703,209)	Goldman Sachs International
CDX.EM.37.V1 (D39)	06/20/27	1.000%(Q	)	200,000	2.813%	(15,790,831)	(344,820)	(15,446,011)	Goldman Sachs International
CDX.EM.37.V1 (D40)	06/20/27	1.000%(Q	)	100,000	*	(7,895,416)	(171,020)	(7,724,396)	Morgan Stanley & Co. International PLC

						$(101,276,016)	$(1,827,154)	$(99,448,862)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D40).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	05/14/22	0.500%(M	)	288,461	0.500%	$188,261	$(11,130)	$199,391	Goldman Sachs International
GS_21-PJA††	05/14/22	0.250%(M	)	556,056	*	181,453	(10,727)	192,180	Goldman Sachs International

						$369,714	$(21,857)	$391,571

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Nabors Industries, Inc.	06/20/22	1.000%(Q	)	1,600	$19,890	$1,176	$(18,714)
Staples, Inc.	06/20/22	5.000%(Q	)	1,600	2,210	(7,874)	(10,084)
Talen Energy Supply LLC	06/20/22	1.000%(Q	)	2,000	145,946	1,182,614	1,036,668
Transocean, Inc.	06/20/22	1.000%(Q	)	2,000	44,595	12,925	(31,670)

					$212,641	$1,188,841	$976,200

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q	)	EUR	39,620	$1,538,877	$2,930,574	$(1,391,697)	Deutsche Bank AG
Gazprom PAO	09/20/22	1.000%(Q	)		10,615	3,569,671	2,786,277	783,394	Barclays Bank PLC
Gazprom PAO	09/20/22	1.000%(Q	)		6,000	2,017,713	2,158,026	(140,313)	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q	)		21,635	10,667,240	10,855,799	(188,559)	Barclays Bank PLC
Gazprom PAO	12/20/23	1.000%(Q	)		41,000	21,795,528	21,912,222	(116,694)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q	)		6,000	3,256,810	3,694,844	(438,034)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q	)		5,000	2,714,008	2,985,025	(271,017)	HSBC Bank PLC
Petroleos Mexicanos	12/20/22	1.000%(Q	)		17,000	90,352	106,396	(16,044)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q	)		17,000	673,645	859,265	(185,620)	Citibank, N.A.
Russian Federation	06/20/25	1.000%(Q	)		9,679	5,908,927	6,008,371	(99,444)	HSBC Bank PLC
Russian Federation	12/20/28	1.000%(Q	)		17,500	11,312,930	10,510,302	802,628	Morgan Stanley & Co. International PLC
Safeway, Inc.	03/20/23	5.000%(Q	)		10,000	(440,537)	(381,042)	(59,495)	BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q	)		19,685	(129,500)	32,309	(161,809)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)		19,445	(127,920)	80,884	(208,804)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)		6,615	(43,517)	10,213	(53,730)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)		6,450	(42,432)	30,045	(72,477)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)		6,435	(42,333)	27,523	(69,856)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)		3,210	(21,117)	5,266	(26,383)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q	)		31,000	(156,589)	(241,679)	85,090	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q	)		26,000	(131,334)	(163,407)	32,073	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    177

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q	)	6,250	$(31,397)	$27,840	$(59,237)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q	)	5,745	(28,860)	21,373	(50,233)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q	)	4,000	(20,095)	(8,969)	(11,126)	Citibank, N.A.

					$62,330,070	$64,247,457	$(1,917,387)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q	)		97,600	0.473%	$187,927	$104,331	$83,596	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q	)		162,670	0.407%	328,689	176,162	152,527	Goldman Sachs International
Bank of Nova Scotia	06/20/22	1.000%(Q	)		27,000	0.497%	51,051	24,334	26,717	Credit Suisse International
Boeing Co.	06/20/24	1.000%(Q	)		47,780	1.320%	(260,798)	141,433	(402,231)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q	)	EUR	25,050	14.235%	(3,984,010)	354,761	(4,338,771)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q	)	EUR	16,000	14.235%	(2,544,677)	234,911	(2,779,588)	Goldman Sachs International
Cemex	06/20/24	5.000%(Q	)		13,400	1.822%	953,132	494,043	459,089	Credit Suisse International
Citigroup, Inc.	06/20/22	1.000%(Q	)		98,000	0.499%	185,038	104,769	80,269	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q	)	EUR	13,000	0.507%	25,780	22,417	3,363	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Delta Air Lines Inc.	06/20/22	5.000%(Q	)		21,720	1.272%	$243,252	$119,874	$123,378	Credit Suisse International
Devon Energy Corp.	06/20/22	1.000%(Q	)		53,300	0.511%	98,272	41,397	56,875	Barclays Bank PLC
Devon Energy Corp.	06/20/22	1.000%(Q	)		50,000	0.511%	92,187	38,834	53,353	Bank of America, N.A.
Electricite de France S.A.	12/20/22	1.000%(Q	)	EUR	55,630	0.487%	264,664	336,565	(71,901)	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q	)		24,070	0.941%	281,041	119,711	161,330	Credit Suisse International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q	)		45,000	3.360%	(1,623,300)	(2,850,429)	1,227,129	Deutsche Bank AG
General Electric Co.	06/20/22	1.000%(Q	)		88,380	0.266%	196,594	85,781	110,813	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q	)		14,920	1.803%	1,890,362	2,409,160	(518,798)	Goldman Sachs International
Generalitat de Catalunya	12/20/25	1.000%(Q	)		29,800	*	305,885	(207,134)	513,019	Deutsche Bank AG
Government of Japan	06/20/28	1.000%(Q	)		35,000	0.233%	1,565,919	1,500,173	65,746	Citibank, N.A.
Halliburton Co.	12/20/26	1.000%(Q	)		27,820	0.871%	187,136	247,554	(60,418)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q	)		15,790	0.691%	120,509	131,010	(10,501)	Goldman Sachs International
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q	)	ILS	200,000	0.248%	1,027,343	355,750	671,593	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q	)		3,000	0.449%	46,032	20,367	25,665	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q	)		92,000	0.242%	205,210	63,174	142,036	HSBC Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    179

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Millicom International Cellular S.A.^	12/20/25	1.000%(Q	)		5,060	*	$(412,802)	$(444,090)	$31,288	Bank of America, N.A.
Naturgy Energy Group S.A.	06/20/22	1.000%(Q	)	EUR	153,600	0.504%	305,267	219,467	85,800	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q	)		16,410	2.404%	(240,241)	(239,341)	(900)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)		16,205	2.404%	(237,243)	(283,717)	46,474	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)		12,620	2.404%	(184,757)	(96,803)	(87,954)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q	)		5,515	2.404%	(80,740)	(80,817)	77	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)		5,365	2.404%	(78,545)	(96,259)	17,714	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)		5,360	2.404%	(78,472)	(94,427)	15,955	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)		2,730	2.404%	(39,968)	(39,796)	(172)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q	)		12,000	2.796%	(328,704)	(362,232)	33,528	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q	)		31,000	3.304%	(1,722,649)	(821,011)	(901,638)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q	)		26,000	3.304%	(1,444,802)	(717,017)	(727,785)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q	)		6,250	3.304%	(347,483)	(315,117)	(32,366)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q	)		5,745	3.304%	(319,406)	(286,283)	(33,123)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q	)		4,000	3.304%	(222,389)	(144,520)	(77,869)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q	)		7,000	3.507%	(495,315)	(338,038)	(157,277)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q	)		10,000	4.776%	(1,947,047)	(1,162,182)	(784,865)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q	)		130,140	0.221%	297,912	142,753	155,159	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Hungary	06/20/24	1.000%(Q	)		25,000	0.710%	$180,840	$331,805	$(150,965)	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q	)		15,000	0.796%	95,772	213,960	(118,188)	Citibank, N.A.
Republic of Italy	12/20/22	1.000%(Q	)	EUR	50,000	0.204%	335,773	367,499	(31,726)	Bank of America, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q	)		5,000	0.810%	7,061	4,695	2,366	HSBC Bank PLC
Republic of Serbia	12/20/25	1.000%(Q	)		5,700	1.196%	(31,681)	(6,047)	(25,634)	BNP Paribas S.A.
Republic of Ukraine	12/20/26	1.000%(Q	)		3,000	79.727%	(2,045,690)	(783,284)	(1,262,406)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q	)		9,679	69.464%	(5,855,910)	(6,007,883)	151,973	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q	)		17,500	43.218%	(11,412,940)	(10,734,121)	(678,819)	Morgan Stanley & Co. International PLC
Simon Property Group LP	06/20/26	1.000%(Q	)		68,920	0.894%	363,796	662,834	(299,038)	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q	)		8,230	0.588%	79,562	(44,622)	124,184	Citibank, N.A.
Verizon Communications, Inc.	06/20/26	1.000%(Q	)		40,810	0.886%	227,982	708,844	(480,862)	Goldman Sachs International

							$(25,789,581)	$(16,376,802)	$(9,412,779)

Reference				Notional			Value at	Unrealized
Entity/	Termination	Fixed		Amount		Value at	April 30,	Appreciation
Obligation	Date	Rate		(000)#(3)		Trade Date	2022	(Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q	)		1,780,000	$(17,927,586)	$(18,693,714)	$(766,128)
CDX.NA.IG.38.V1	06/20/27	1.000%(Q	)		1,251,325	(20,057,218)	(10,974,648)	9,082,570
iTraxx.EUR.36.V1	12/20/26	1.000%(Q	)	EUR	1,293,000	(10,000,286)	(11,942,514)	(1,942,228)
iTraxx.EUR.37.V1	06/20/27	1.000%(Q	)	EUR	296,000	(1,416,115)	(1,850,355)	(434,240)
iTraxx.FINSR.36.V1	12/20/26	1.000%(Q	)	EUR	903,000	(4,264,213)	(3,026,836)	1,237,377

See Notes to Financial Statements.

PGIM Total Return Bond Fund    181

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
iTraxx.XO.36.V1	12/20/26	5.000%(Q	)	EUR	475,000	$(19,477,336)	$(22,643,330)	$(3,165,994)
iTraxx.XO.37.V1	06/20/27	5.000%(Q	)	EUR	118,000	(3,768,166)	(4,553,205)	(785,039)

						$(76,910,920)	$(73,684,602)	$3,226,318

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.28.V14	06/20/22	5.000%(Q	)		174,000	8.153%	$855,892	$206,398	$(649,494)
CDX.NA.HY.37.V1	12/20/26	5.000%(Q	)		337,300	4.286%	10,734,080	11,234,628	500,548
CDX.NA.HY.38.V1	06/20/27	5.000%(Q	)		872,490	4.634%	21,618,127	18,114,633	(3,503,494)
CDX.NA.IG.28.V1	06/20/22	1.000%(Q	)		200,000	0.332%	214,639	420,107	205,468
iTraxx.FINSR.37.V1	06/20/27	1.000%(Q	)	EUR	246,000	*	(253,258)	60,770	314,028

							$33,169,480	$30,036,536	$(3,132,944)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2)^:
CDX.Budapest 10-30%	12/20/22	0.000%	100,000	*	$(121,212)	$(117,438)	$(3,774)	Citibank, N.A.
CDX.Davos 10-30%	06/20/22	0.000%	120,000	*	(8,646)	(22,838)	14,192	Citibank, N.A.
CDX.Tokyo 30-100%	06/20/22	0.000%	180,000	*	(6,167)	(18,854)	12,687	Citibank, N.A.

					$(136,025)	$(159,130)	$23,105

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 30,823	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(702,262)	$265,862	$968,124
GBP 68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	1,528,347	1,258,901
GBP 38,000	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(124,543)	1,315,576	1,440,119
GBP 297,124	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(14,333,375)	13,617,977	27,951,352
GBP 204,710	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	9,173,334	10,638,858	1,465,524
GBP 4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	222,372	243,077
GBP 29,000	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	2,874,442	2,874,442
GBP 24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	1,550,782	1,768,720
GBP 40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	2,749,856	5,494,528
GBP 35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(1,550,973)	2,712,000	4,262,973

See Notes to Financial Statements.

PGIM Total Return Bond Fund    183

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP 63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	$(1,869,633)	$4,852,289	$6,721,922
GBP 29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	2,706,337	5,820,455

				$(15,235,439)	$45,034,698	$60,270,137

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 55bps(Q)	Goldman Sachs International	6/02/22	(49,526)	$5,858,300	$—	$5,858,300
Total Return Benchmark Bond Index(T)	1 Day USOIS - 55bps(Q)	JPMorgan Chase Bank, N.A.	6/20/22	(45,665)	3,750,379	—	3,750,379
Total Return Benchmark Bond Index(T)	1 Day USOIS - 60bps(Q)	Goldman Sachs International	7/14/22	(171,893)	6,352,525	—	6,352,525
U.S. Treasury Bond(T)	1 Day USOIS + 5bps(T)	Goldman Sachs International	5/03/22	377,430	(55,914,147)	—	(55,914,147)

					$(39,952,943)	$—	$(39,952,943)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at April 30, 2022:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at April 30, 2022

BNP Paribas S.A.	0.350%	04/05/22	$116,601,563	05/05/22	$116,601,563
BNP Paribas S.A.	0.350%	04/05/22	141,041,250	05/05/22	141,041,250
BNP Paribas S.A.	0.350%	04/19/22	91,624,575	05/05/22	91,624,575
JPMorgan Securities, Inc.	0.350%	04/05/22	116,015,625	05/05/22	116,015,625
JPMorgan Securities, Inc.	0.350%	04/05/22	128,304,000	05/05/22	128,304,000

See Notes to Financial Statements.

Reverse repurchase agreements outstanding at April 30, 2022 (continued):

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at April 30, 2022

JPMorgan Securities, Inc.	0.350%	04/19/22	$89,515,800	05/05/22	$89,515,800
JPMorgan Securities, Inc.	0.470%	03/04/22	68,808,960	06/06/22	68,808,960
JPMorgan Securities, Inc.	0.470%	03/04/22	74,487,600	06/06/22	74,487,600
TD Securities, Inc.	0.350%	04/05/22	185,625,000	05/05/22	185,625,000

			$1,012,024,373		$1,012,024,373

During the reporting period ended April 30, 2022, PGIM Total Return Bond held reverse repurchase agreements the entire period with an average value of $1,705,986,341 and a daily weighted average interest rate of 0.102%. In addition, U.S. Treasury Obligations with a combined market value of $945,885,938 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$78,371,212	$(33,369,290)	$490,701,939	$(509,603,147)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$87,340,960
J.P. Morgan Securities LLC	—	231,533,824

Total	$—	$318,874,784

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    185

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$460,702,481	$—
Collateralized Loan Obligations	—	10,307,303,000	—
Consumer Loans	—	384,170,134	—
Home Equity Loans	—	10,640,302	—
Other	—	229,933,079	—
Residential Mortgage-Backed Securities	—	219,652,554	71,742
Small Business Loan	—	2,225	—
Student Loans	—	404,452,336	—
Bank Loans	—	611,178,080	140,155,739
Commercial Mortgage-Backed Securities	—	6,348,412,681	—
Convertible Bond	—	80,333	—
Corporate Bonds	—	18,705,768,030	201,763,857
Municipal Bonds	—	395,159,697	—
Residential Mortgage-Backed Securities	—	2,192,411,994	—
Sovereign Bonds	—	2,420,485,536	—
U.S. Government Agency Obligations	—	2,724,265,813	—
U.S. Treasury Obligations	—	3,180,849,099	—
Common Stocks	129,226,201	2,910,932	—
Preferred Stocks	8,632,070	—	—
Rights	—	—	15,796
Warrants	—	—	35,149
Short-Term Investments
Affiliated Mutual Fund	1,218,711,826	—	—
Unaffiliated Fund	429,531,347	—	—
Options Purchased	—	233,574,353	—

Total	$1,786,101,444	$48,831,952,659	$342,042,283

Liabilities
Options Written	$—	$(253,286,503)	$(1,456,351)

Other Financial Instruments*
Assets
Futures Contracts	$122,216,731	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	292,568,281	—
OTC Cross Currency Exchange Contracts	—	254,789	—
OTC Packaged Credit Default Swap Agreements	—	469,637,736	—
Centrally Cleared Credit Default Swap Agreements	—	12,376,659	—
OTC Credit Default Swap Agreements	—	73,695,689	369,714
Centrally Cleared Interest Rate Swap Agreements	—	60,270,137	—
OTC Total Return Swap Agreements	—	15,961,204	—

Total	$122,216,731	$924,764,495	$369,714

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(503,640,668)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(39,280,903)	—
OTC Cross Currency Exchange Contracts	—	(29,724)	—
OTC Packaged Credit Default Swap Agreements	—	(440,358,257)	—
Centrally Cleared Credit Default Swap Agreements	—	(11,307,085)	—
OTC Credit Default Swap Agreements	—	(36,742,398)	(548,827)
OTC Total Return Swap Agreement	—	(55,914,147)	—

Total	$(503,640,668)	$(583,632,514)	$(548,827)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/21	$120,802,000	$—	$77,889,655	$174,000,000	$75,501,482
Realized gain (loss)	—	—	393	—	—
Change in unrealized appreciation (depreciation)	—	71,741	(6,672,252)	—	(2,345,561)
Purchases/Exchanges/Issuances	—	1	56,619,500	—	6,889,730
Sales/Paydowns	—	—	(63,762)	—	(75,504,117)
Accrued discount/premium	—	—	17,632	—	(48,842)
Transfers into Level 3*	—	—	12,364,573	—	197,271,165
Transfers out of Level 3*	(120,802,000)	—	—	(174,000,000)	—

Balance as of 04/30/22	$—	$71,742	$140,155,739	$—	$201,763,857

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$71,741	$(6,672,252)	$—	$(2,340,768)

	Residential Mortgage-Backed Securities	Common Stocks	Rights	Warrants	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/21	$280,700,000	$—	$—	$35,149	$(1,950,655)	$(83,423)
Realized gain (loss)	—	—	—	—	—	68,192
Change in unrealized appreciation (depreciation)	—	—	15,796	—	494,304	74,792
Purchases/Exchanges/Issuances	—	—	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    187

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Residential Mortgage-Backed Securities	Common Stocks	Rights	Warrants	Options Written	OTC Credit Default Swap Agreements
Sales/Paydowns	$(69,400,000)	$—	$—	$—	$—	$(238,674)
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	(211,300,000)	—	—	—	—	—

Balance as of 04/30/22	$—	$—	$15,796	$35,149	$(1,456,351)	$(179,113)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end.	$—	$—	$15,796	$—	$494,304	$74,792

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities- Residential Mortgage-Backed Securities	$71,742	Market	Pro Rata Distribution	Estimated Distribution
Corporate Bonds	7	Market	Worthless	Estimated Future Distributions
Rights	15,796	Market	Enterprise Value	Estimated Weighted Value

	$87,545

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2022, the aggregate value of these securities and/or derivatives was $340,319,274. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Collateralized Loan Obligations	22.1%
Commercial Mortgage-Backed Securities	13.7
Banks	11.1
U.S. Treasury Obligations	6.8
U.S. Government Agency Obligations	5.9
Sovereign Bonds	5.2
Residential Mortgage-Backed Securities	5.2

Electric	3.2%
Telecommunications	2.9
Oil & Gas	2.8
Affiliated Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	2.6
Pharmaceuticals	2.0

See Notes to Financial Statements.

Industry Classification (continued):

Pipelines	1.8%
Foods	1.7
Healthcare-Services	1.4
Diversified Financial Services	1.3
Media	1.2
Retail	1.2
Aerospace & Defense	1.1
Automobiles	1.0
Commercial Services	0.9
Unaffiliated Fund	0.9
Auto Manufacturers	0.9
Student Loans	0.9
Municipal Bonds	0.9
Consumer Loans	0.8
Chemicals	0.8
Insurance	0.8
Real Estate Investment Trusts (REITs)	0.7
Semiconductors	0.6
Healthcare-Products	0.5
Airlines	0.5
Options Purchased	0.5
Other	0.5
Agriculture	0.5
Entertainment	0.4
Software	0.4
Transportation	0.4
Beverages	0.4
Multi-National	0.3
Machinery-Diversified	0.3
Computers	0.3
Oil, Gas & Consumable Fuels	0.3
Lodging	0.2
Gas	0.2
Mining	0.2
Auto Parts & Equipment	0.2
Home Builders	0.1
Metal Fabricate/Hardware	0.1
Building Materials	0.1

Household Products/Wares	0.1%
Packaging & Containers	0.1
Engineering & Construction	0.1
Internet	0.1
Electronics	0.1
Apparel	0.1
Housewares	0.1
Real Estate	0.0	*
Leisure Time	0.0	*
Electrical Components & Equipment	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Equity Loans	0.0	*
Oil & Gas Services	0.0	*
Capital Markets	0.0	*
Water	0.0	*
Forest Products & Paper	0.0	*
Machinery-Construction & Mining	0.0	*
Investment Companies	0.0	*
Savings & Loans	0.0	*
Wireless Telecommunication Services	0.0	*
Biotechnology	0.0	*
Holding Companies-Diversified	0.0	*
Environmental Control	0.0	*
Advertising	0.0	*
Office/Business Equipment	0.0	*
Energy-Alternate Sources	0.0	*
Iron/Steel	0.0	*
Diversified Telecommunication Services	0.0	*
Small Business Loan	0.0	*

	109.5
Options Written	(0.5)
Liabilities in excess of other assets	(9.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets

See Notes to Financial Statements.

PGIM Total Return Bond Fund    189

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$12,376,659	*	Due from/to broker-variation margin swaps	$11,307,085	*
Credit contracts	Premiums paid for OTC swap agreements	78,371,212		Premiums received for OTC swap agreements	33,369,290
Credit contracts	Unaffiliated investments	231,970,833		Options written outstanding, at value	248,742,965
Credit contracts	Unrealized appreciation on OTC swap agreements	474,740,735		Unrealized depreciation on OTC swap agreements	453,689,000
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	254,789		Unrealized depreciation on OTC cross currency exchange contracts	29,724
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	292,568,281		Unrealized depreciation on OTC forward foreign currency exchange contracts	39,280,903
Interest rate contracts	Due from/to broker-variation margin futures	122,216,731	*	Due from/to broker-variation margin futures	503,640,668	*
Interest rate contracts	Due from/to broker-variation margin swaps	60,270,137	*	—	—
Interest rate contracts	Unaffiliated investments	1,603,520		Options written outstanding, at value	5,999,889
Interest rate contracts	Unrealized appreciation on OTC swap agreements	15,961,204		Unrealized depreciation on OTC swap agreements	55,914,147

		$1,290,334,101			$1,351,973,671

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(662,787,726)	$766,282,193	$—	$—	$(46,349,880)
Foreign exchange contracts	—	—	—	483,433,875	—
Interest rate contracts	(5,674)	165,152	(727,798,644)	—	(608,056,974)

Total	$(662,793,400)	$766,447,345	$(727,798,644)	$483,433,875	$(654,406,854)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps

Credit contracts	$(8,618,377)	$26,379,931	$—	$—	$18,423,304
Foreign exchange contracts	—	—	—	251,511,561	—
Interest rate contracts	909,590	(3,638,150)	(350,813,082)	—	515,962,926

Total	$(7,708,787)	$22,741,781	$(350,813,082)	$251,511,561	$534,386,230

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 139,707,450
Options Written (2)	26,176,632,058
Futures Contracts - Long Positions (2)	16,088,868,077
Futures Contracts - Short Positions (2)	15,829,579,077
Forward Foreign Currency Exchange Contracts - Purchased (3)	2,730,089,703
Forward Foreign Currency Exchange Contracts - Sold (3)	11,054,396,914
Cross Currency Exchange Contracts (4)	27,663,445
Interest Rate Swap Agreements (2)	3,822,844,653
Credit Default Swap Agreements - Buy Protection (2)	6,739,502,967
Credit Default Swap Agreements - Sell Protection (2)	7,802,252,512
Total Return Swap Agreements (2)	340,647,792

See Notes to Financial Statements.

PGIM Total Return Bond Fund    191

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Derivative Contract Type	Average Volume of Derivative Activities*
Inflation Swap Agreements (2)	$504,471,667

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$1,179,891,270	$(1,179,891,270)	$—

Reverse Repurchase Agreements	BNP Paribas S.A.	(349,267,388)	330,123,438	(19,143,950)

Reverse Repurchase Agreements	JPMorgan Securities, Inc.	(477,131,985)	442,543,750	(34,588,235)

Reverse Repurchase Agreements	TD Securities, Inc.	(185,625,000)	173,218,750	(12,406,250)

		$167,866,897

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$40,129,897	$(38,069,759)	$2,060,138	$(201,777)	$1,858,361
Barclays Bank PLC	265,082,817	(305,232,971)	(40,150,154)	11,822,597	(28,327,557)
BNP Paribas S.A.	44,397,675	(2,721,823)	41,675,852	(41,675,852)	—
Citibank, N.A.	166,119,603	(104,309,903)	61,809,700	(4,192,511)	57,617,189
Credit Suisse International	3,228,640	(286,148)	2,942,492	(2,942,492)	—
Deutsche Bank AG	63,753,314	(10,449,149)	53,304,165	(53,304,165)	—
Goldman Sachs International	93,040,648	(131,059,288)	(38,018,640)	38,018,640	—
HSBC Bank PLC	14,527,172	(17,791,365)	(3,264,193)	3,264,193	—

See Notes to Financial Statements.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$34,503,163	$(5,119,827)	$29,383,336	$(29,383,336)	$—
Morgan Stanley & Co. International PLC	252,884,366	(216,694,506)	36,189,860	(4,628,000)	31,561,860
Standard Chartered Bank	65,023,182	(1,855,789)	63,167,393	(63,167,393)	—
The Toronto-Dominion Bank	47,627,615	—	47,627,615	(47,627,615)	—
UBS AG	5,152,482	(3,435,390)	1,717,092	(924,440)	792,652

	$1,095,470,574	$(837,025,918)	$258,444,656	$(194,942,151)	$63,502,505

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    193

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $1,179,891,270:
Unaffiliated investments (cost $53,527,797,856)	$49,741,384,560
Affiliated investments (cost $1,217,764,312)	1,218,711,826
Foreign currency, at value (cost $8,136,968)	8,173,591
Cash segregated for counterparty - OTC	10,311,000
Unrealized appreciation on OTC swap agreements	490,701,939
Receivable for investments sold	436,648,116
Dividends and interest receivable	331,427,011
Unrealized appreciation on OTC forward foreign currency exchange contracts	292,568,281
Receivable for Fund shares sold	119,699,162
Premiums paid for OTC swap agreements	78,371,212
Due from broker—variation margin swaps	3,313,577
Unrealized appreciation on OTC cross currency exchange contracts	254,789
Prepaid expenses and other assets	2,908,995

Total Assets	52,734,474,059

Liabilities
Payable for investments purchased	2,875,928,890
Payable to broker for collateral for securities on loan	1,217,431,529
Reverse repurchase agreements (cost $1,012,024,373)	1,012,024,373
Unrealized depreciation on OTC swap agreements	509,603,147
Options written outstanding, at value (premiums received $280,119,544)	254,742,854
Payable for Fund shares purchased	209,269,528
Unrealized depreciation on OTC forward foreign currency exchange contracts	39,280,903
Premiums received for OTC swap agreements	33,369,290
Due to broker—variation margin futures	19,022,510
Management fee payable	14,420,386
Accrued expenses and other liabilities	8,110,079
Dividends payable	6,794,436
Distribution fee payable	1,049,299
Affiliated transfer agent fee payable	153,976
Payable to custodian	31,009
Unrealized depreciation on OTC cross currency exchange contracts	29,724

Total Liabilities	6,201,261,933

Net Assets	$46,533,212,126

Net assets were comprised of:
Common stock, at par	$3,621,711
Paid-in capital in excess of par	52,701,086,743
Total distributable earnings (loss)	(6,171,496,328)

Net assets, April 30, 2022	$46,533,212,126

See Notes to Financial Statements.

Class A
Net asset value and redemption price per share, ($2,197,123,995 ÷ 170,569,196 shares of common stock issued and outstanding)	$12.88
Maximum sales charge (3.25% of offering price)	0.43

Maximum offering price to public	$13.31

Class C
Net asset value, offering price and redemption price per share, ($467,760,234 ÷ 36,350,407 shares of common stock issued and outstanding)	$12.87

Class R
Net asset value, offering price and redemption price per share, ($419,000,823 ÷ 32,464,113 shares of common stock issued and outstanding)	$12.91

Class Z
Net asset value, offering price and redemption price per share, ($21,039,097,094 ÷ 1,638,940,648 shares of common stock issued and outstanding)	$12.84

Class R2
Net asset value, offering price and redemption price per share, ($45,243,683 ÷ 3,521,079 shares of common stock issued and outstanding)	$12.85

Class R4
Net asset value, offering price and redemption price per share, ($92,907,594 ÷ 7,229,450 shares of common stock issued and outstanding)	$12.85

Class R6
Net asset value, offering price and redemption price per share, ($22,272,078,703 ÷ 1,732,636,553 shares of common stock issued and outstanding)	$12.85

See Notes to Financial Statements.

PGIM Total Return Bond Fund    195

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income	$807,139,551
Unaffiliated dividend income	3,955,812
Income from securities lending, net (including affiliated income of $422,523)	868,815
Affiliated dividend income	851,695

Total income	812,815,873

Expenses
Management fee	101,459,240
Distribution fee(a)	7,729,094
Shareholder servicing fees (including affiliated expense of $9,252)(a)	75,752
Transfer agent’s fees and expenses (including affiliated expense of $761,285)(a)	16,952,617
Custodian and accounting fees	1,757,426
Shareholders’ reports	817,855
Registration fees(a)	329,798
Directors’ fees	308,132
Legal fees and expenses	120,768
Audit fee	33,224
SEC registration fees	1,709
Miscellaneous	316,623

Total expenses	129,902,238
Less: Fee waiver and/or expense reimbursement(a)	(4,285,648)
Distribution fee waiver(a)	(582,900)

Net expenses	125,033,690

Net investment income (loss)	687,782,183

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,094,915)	(769,842,540)
Futures transactions	(727,798,644)
Forward and cross currency contract transactions	483,433,875
Options written transactions	766,447,345
Swap agreement transactions	(654,406,854)
Foreign currency transactions	(57,063,781)

(959,230,599)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,175,369))	(5,695,020,555)
Futures	(350,813,082)
Forward and cross currency contracts	251,511,561
Options written	22,741,781
Swap agreements	534,386,230
Foreign currencies	2,087,463
Unfunded loan commitments	(44,281)

(5,235,150,883)

Net gain (loss) on investment and foreign currency transactions	(6,194,381,482)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(5,506,599,299)

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	3,138,179	2,777,190	1,748,699	—	65,026	—	—
Shareholder servicing fees	—	—	—	—	26,011	49,741	—
Transfer agent’s fees and expenses	1,437,605	242,449	322,806	14,669,325	43,216	76,109	161,107
Registration fees	54,529	18,869	10,374	129,706	9,551	10,882	95,887
Fee waiver and/or expense reimbursement	(77,648)	(17,189)	(67,768)	(3,090,899)	(15,350)	(15,493)	(1,001,301)
Distribution fee waiver	—	—	(582,900)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    197

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$687,782,183	$1,447,430,766
Net realized gain (loss) on investment and foreign currency transactions	(959,230,599)	52,065,513
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,235,150,883)	(637,828,984)

Net increase (decrease) in net assets resulting from operations	(5,506,599,299)	861,667,295

Dividends and Distributions
Distributions from distributable earnings
Class A	(39,497,161)	(87,585,158)
Class C	(6,750,587)	(11,906,748)
Class R	(6,731,104)	(11,173,563)
Class Z	(429,648,216)	(856,411,684)
Class R2	(781,332)	(1,709,502)
Class R4	(1,607,943)	(2,892,538)
Class R6	(422,485,356)	(652,137,794)

	(907,501,699)	(1,623,816,987)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,950,248,671	18,753,810,162
Net asset value of shares issued in reinvestment of dividends and distributions	853,722,724	1,520,621,711
Cost of shares purchased	(11,822,817,968)	(23,320,013,947)

Net increase (decrease) in net assets from Fund share transactions	(4,018,846,573)	(3,045,582,074)

Total increase (decrease)	(10,432,947,571)	(3,807,731,766)

Net Assets:

Beginning of period	56,966,159,697	60,773,891,463

End of period	$46,533,212,126	$56,966,159,697

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,
			Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.59		$14.76	$15.06	$13.86	$14.58	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.35	0.42	0.38	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.65)		(0.13)	0.30	1.32	(0.68)	0.09
Total from investment operations	(1.49)		0.18	0.65	1.74	(0.30)	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.44)	(0.54)	(0.42)	(0.36)
Tax return of capital distributions	-		-	(0.01)	-	-	(0.02)
Distributions from net realized gains	-		-	(0.50)	-	-	(0.15)
Total dividends and distributions	(0.22)		(0.35)	(0.95)	(0.54)	(0.42)	(0.53)
Net asset value, end of period	$12.88		$14.59	$14.76	$15.06	$13.86	$14.58
Total Return(b):	(10.34)%		1.24%	4.64%	12.73%	(2.06)%	3.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,197,124		$2,758,270	$5,060,608	$4,234,747	$3,733,255	$3,585,778
Average net assets (000)	$2,531,349		$3,625,405	$4,694,599	$3,918,464	$3,643,673	$3,394,567
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.76%	0.76%	0.76%	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	0.77	%(e)	0.78%	0.80%	0.81%	0.81%	0.80%
Net investment income (loss)	2.31	%(e)	2.11%	2.40%	2.90%	2.66%	2.52%
Portfolio turnover rate(f)	36%		46%	53%	45%	56%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    199

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.57		$14.74	$15.05	$13.85	$14.57	$14.65
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.25	0.31	0.27	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		(0.13)	0.29	1.32	(0.67)	0.09
Total from investment operations	(1.53)		0.08	0.54	1.63	(0.40)	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.25)	(0.34)	(0.43)	(0.32)	(0.26)
Tax return of capital distributions	-		-	(0.01)	-	-	(0.01)
Distributions from net realized gains	-		-	(0.50)	-	-	(0.15)
Total dividends and distributions	(0.17)		(0.25)	(0.85)	(0.43)	(0.32)	(0.42)
Net asset value, end of period	$12.87		$14.57	$14.74	$15.05	$13.85	$14.57
Total Return(b):	(10.61)%		0.52%	3.82%	11.92%	(2.79)%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$467,760		$624,724	$763,705	$662,038	$535,827	$573,277
Average net assets (000)	$560,041		$705,707	$727,885	$569,236	$579,915	$559,226
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.48%	1.49%	1.51%	1.51%
Expenses before waivers and/or expense reimbursement	1.49	%(e)	1.47%	1.49%	1.50%	1.51%	1.54%
Net investment income (loss)	1.59	%(e)	1.39%	1.69%	2.16%	1.91%	1.77%
Portfolio turnover rate(f)	36%		46%	53%	45%	56%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.62		$14.79	$15.09	$13.89	$14.61	$14.69
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.32	0.38	0.34	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.65)		(0.12)	0.30	1.32	(0.67)	0.09
Total from investment operations	(1.51)		0.15	0.62	1.70	(0.33)	0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.32)	(0.41)	(0.50)	(0.39)	(0.33)
Tax return of capital distributions	-		-	(0.01)	-	-	(0.02)
Distributions from net realized gains	-		-	(0.50)	-	-	(0.15)
Total dividends and distributions	(0.20)		(0.32)	(0.92)	(0.50)	(0.39)	(0.50)
Net asset value, end of period	$12.91		$ 14.62	$14.79	$15.09	$13.89	$14.61
Total Return(b):	(10.43)%		0.99%	4.37%	12.43%	(2.30)%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$419,001		$503,005	$522,645	$539,421	$584,288	$665,420
Average net assets (000)	$470,184		$521,465	$522,378	$553,588	$631,868	$645,580
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.29	%(e)	1.29%	1.29%	1.30%	1.31%	1.30%
Net investment income (loss)	2.06	%(e)	1.85%	2.17%	2.65%	2.39%	2.26%
Portfolio turnover rate(f)	36%		46%	53%	45%	56%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    201

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.54		$14.71	$15.01	$13.82	$14.53	$14.61
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.39	0.45	0.41	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		(0.13)	0.30	1.32	(0.66)	0.09
Total from investment operations	(1.46)		0.22	0.69	1.77	(0.25)	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.39)	(0.48)	(0.58)	(0.46)	(0.40)
Tax return of capital distributions	-		-	(0.01)	-	-	(0.02)
Distributions from net realized gains	-		-	(0.50)	-	-	(0.15)
Total dividends and distributions	(0.24)		(0.39)	(0.99)	(0.58)	(0.46)	(0.57)
Net asset value, end of period	$12.84		$14.54	$14.71	$15.01	$13.82	$14.53
Total Return(b):	(10.19)%		1.51%	4.93%	12.98%	(1.75)%	3.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,039,097		$27,785,966	$32,816,831	$25,755,393	$16,338,122	$13,078,005
Average net assets (000)	$25,269,989		$32,125,666	$29,367,898	$20,181,162	$15,388,327	$10,926,746
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.49%	0.49%	0.50%	0.51%	0.51%
Expenses before waivers and/or expense reimbursement	0.51	%(e)	0.51%	0.52%	0.53%	0.53%	0.55%
Net investment income (loss)	2.58	%(e)	2.37%	2.67%	3.14%	2.93%	2.78%
Portfolio turnover rate(f)	36%		46%	53%	45%	56%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    203

Financial Highlights   (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2017(a) through October 31,
	2022		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.55		$14.72	$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.33	0.40	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		(0.13)	0.30	1.31	(0.72)
Total from investment operations	(1.49)		0.16	0.63	1.71	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.33)	(0.42)	(0.52)	(0.35)
Tax return of capital distributions	-		-	(0.01)	-	-
Distributions from net realized gains	-		-	(0.50)	-	-
Total dividends and distributions	(0.21)		(0.33)	(0.93)	(0.52)	(0.35)
Net asset value, end of period	$12.85		$14.55	$14.72	$15.02	$13.83
Total Return(c):	(10.36)%		1.10%	4.44%	12.60%	(2.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,244		$54,918	$87,499	$47,143	$21,575
Average net assets (000)	$52,452		$75,003	$77,134	$35,563	$5,595
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.89%	0.89%	0.90%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.93%	0.96%	1.02%	1.18	%(e)
Net investment income (loss)	2.18	%(e)	1.98%	2.27%	2.74%	2.76	%(e)
Portfolio turnover rate(f)	36%		46%	53%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2017(a) through October 31,
	2022		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.55		$14.73	$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.37	0.43	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		(0.14)	0.31	1.32	(0.72)
Total from investment operations	(1.47)		0.19	0.68	1.75	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.37)	(0.46)	(0.56)	(0.38)
Tax return of capital distributions	-		-	(0.01)	-	-
Distributions from net realized gains	-		-	(0.50)	-	-
Total dividends and distributions	(0.23)		(0.37)	(0.97)	(0.56)	(0.38)
Net asset value, end of period	$12.85		$14.55	$14.73	$15.02	$13.83
Total Return(c):	(10.25)%		1.29%	4.77%	12.89%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$92,908		$103,030	$121,778	$59,430	$2,628
Average net assets (000)	$100,307		$114,912	$99,194	$33,085	$644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.64%	0.64%	0.64%	0.66	%(e)
Expenses before waivers and/or expense reimbursement	0.67	%(e)	0.66%	0.70%	0.74%	4.10	%(e)
Net investment income (loss)	2.44	%(e)	2.23%	2.50%	2.96%	3.01	%(e)
Portfolio turnover rate(f)	36%		46%	53%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    205

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.56		$14.73	$15.03	$13.83	$14.55	$14.64
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36	0.41	0.47	0.43	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.66)		(0.12)	0.30	1.32	(0.68)	0.08
Total from investment operations	(1.47)		0.24	0.71	1.79	(0.25)	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.41)	(0.50)	(0.59)	(0.47)	(0.41)
Tax return of capital distributions	-		-	(0.01)	-	-	(0.02)
Distributions from net realized gains	-		-	(0.50)	-	-	(0.15)
Total dividends and distributions	(0.24)		(0.41)	(1.01)	(0.59)	(0.47)	(0.58)
Net asset value, end of period	$12.85		$14.56	$14.73	$15.03	$13.83	$14.55
Total Return(b):	(10.20)%		1.61%	5.03%	13.16%	(1.72)%	3.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,272,079		$25,136,248	$21,400,826	$18,621,201	$14,144,566	$10,569,356
Average net assets (000)	$24,339,546		$23,688,250	$20,511,616	$15,985,664	$12,419,952	$7,326,262
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.39%	0.39%	0.40%	0.41%	0.42%
Expenses before waivers and/or expense reimbursement	0.40	%(e)	0.40%	0.41%	0.41%	0.41%	0.42%
Net investment income (loss)	2.69	%(e)	2.47%	2.78%	3.26%	3.03%	2.86%
Portfolio turnover rate(f)	36%		46%	53%	45%	56%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    207

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Total Return Bond Fund    209

Notes to Financial Statements   (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Total Return Bond Fund    211

Notes to Financial Statements   (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

PGIM Total Return Bond Fund    213

Notes to Financial Statements   (unaudited) (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Reverse Repurchase Agreements: The Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in

PGIM Total Return Bond Fund    215

Notes to Financial Statements   (unaudited) (continued)

the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

PGIM Total Return Bond Fund    217

Notes to Financial Statements   (unaudited) (continued)

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

PGIM Total Return Bond Fund    219

Notes to Financial Statements   (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.44% of average daily net assets up to $1 billion;	0.38%
0.42% of average daily net assets from $1 billion to $3 billion;
0.40% of average daily net assets from $3 billion to $5 billion;
0.39% of average daily net assets from $5 billion to $10 billion;
0.38% of average daily net assets from $10 billion to $50 billion;
0.37% of average daily net assets from $50 billion to $100 billion;
0.36% of average daily net assets over $100 billion

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.76%
C	1.51
R	1.01
Z	0.49
R2	0.89
R4	0.64
R6	0.39

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rate and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$541,205	$40,567
C	—	25,940

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Total Return Bond Fund    221

Notes to Financial Statements   (unaudited) (continued)

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$18,868,618,537	$23,223,943,823

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Exchange-Traded Fund:

PGIM Ultra Short Bond ETF(g)
$ 14,886,000	$—	$14,764,215	$54,410	$(176,195)	$—	—	$66,657

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund(wc)
652,900,417	436,442	652,627,184	(4,916,324)	4,206,649	—	—	479,980

PGIM Core Ultra Short Bond Fund(1)(wc)
123,458,235	1,751,625,482	1,875,083,717	—	—	—	—	305,058

PGIM Institutional Money Market Fund(1)(b)(wc)

999,411,485	1,376,388,176	1,156,838,841	(313,455)	64,461	1,218,711,826	1,219,687,576	422,523	(2)
$1,775,770,137	$3,128,450,100	$3,684,549,742	$(5,229,779)	$4,271,110	$1,218,711,826		$1,207,561
$1,790,656,137	$3,128,450,100	$3,699,313,957	$(5,175,369)	$4,094,915	$1,218,711,826		$1,274,218

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$54,693,942,116	$1,277,375,124	$(5,306,434,777)	$(4,029,059,653)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $926,728,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

PGIM Total Return Bond Fund    223

Notes to Financial Statements   (unaudited) (continued)

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 47,175,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	2,200,000,000
B	5,000,000
C	500,000,000
R	500,000,000
Z	23,000,000,000
T	470,000,000
R2	400,000,000
R4	400,000,000
R6	19,700,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	25,033	0.1%
C	9	0.1
R	18,673,405	57.5
Z	4,642,191	0.3
R2	426	0.1
R6	30,558,492	1.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	48.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	35,119,038	$482,050,196
Shares issued in reinvestment of dividends and distributions	2,611,972	36,645,326
Shares purchased	(57,581,831)	(795,496,420)
Net increase (decrease) in shares outstanding before conversion	(19,850,821)	(276,800,898)
Shares issued upon conversion from other share class(es)	3,390,979	47,508,274
Shares purchased upon conversion into other share class(es)	(2,068,766)	(28,959,825)
Net increase (decrease) in shares outstanding	(18,528,608)	$(258,252,449)

Year ended October 31, 2021:
Shares sold	55,934,380	$824,141,265
Shares issued in reinvestment of dividends and distributions	5,451,686	80,668,438
Shares purchased	(216,701,342)	(3,188,470,063)
Net increase (decrease) in shares outstanding before conversion	(155,315,276)	(2,283,660,360)
Shares issued upon conversion from other share class(es)	9,020,070	133,476,909
Shares purchased upon conversion into other share class(es)	(7,438,570)	(109,642,530)
Net increase (decrease) in shares outstanding	(153,733,776)	$(2,259,825,981)

PGIM Total Return Bond Fund    225

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	1,079,076	$15,158,708
Shares issued in reinvestment of dividends and distributions	449,259	6,315,310
Shares purchased	(6,584,220)	(91,538,980)
Net increase (decrease) in shares outstanding before conversion	(5,055,885)	(70,064,962)
Shares purchased upon conversion into other share class(es)	(1,465,914)	(20,435,557)
Net increase (decrease) in shares outstanding	(6,521,799)	$(90,500,519)

Year ended October 31, 2021:
Shares sold	6,238,915	$92,342,990
Shares issued in reinvestment of dividends and distributions	749,403	11,052,408
Shares purchased	(10,035,461)	(147,484,771)
Net increase (decrease) in shares outstanding before conversion	(3,047,143)	(44,089,373)
Shares purchased upon conversion into other share class(es)	(5,876,895)	(86,929,970)
Net increase (decrease) in shares outstanding	(8,924,038)	$(131,019,343)

Class R
Six months ended April 30, 2022:
Shares sold	1,545,441	$21,556,233
Shares issued in reinvestment of dividends and distributions	477,268	6,709,761
Shares purchased	(3,975,201)	(55,465,434)
Net increase (decrease) in shares outstanding	(1,952,492)	$(27,199,440)

Year ended October 31, 2021:
Shares sold	6,348,542	$94,133,814
Shares issued in reinvestment of dividends and distributions	752,635	11,124,621
Shares purchased	(8,024,960)	(118,602,257)
Net increase (decrease) in shares outstanding before conversion	(923,783)	(13,343,822)
Shares purchased upon conversion into other share class(es)	(1,405)	(21,147)
Net increase (decrease) in shares outstanding	(925,188)	$(13,364,969)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	225,481,826	$3,142,520,160
Shares issued in reinvestment of dividends and distributions	28,723,217	401,661,133
Shares purchased	(526,786,346)	(7,291,145,616)
Net increase (decrease) in shares outstanding before conversion	(272,581,303)	(3,746,964,323)
Shares issued upon conversion from other share class(es)	2,998,328	42,044,546
Shares purchased upon conversion into other share class(es)	(2,901,229)	(40,589,098)
Net increase (decrease) in shares outstanding	(272,484,204)	$(3,745,508,875)

Year ended October 31, 2021:
Shares sold	654,347,396	$9,634,713,376
Shares issued in reinvestment of dividends and distributions	54,383,127	799,435,163
Shares purchased	(993,066,252)	(14,550,408,176)
Net increase (decrease) in shares outstanding before conversion	(284,335,729)	(4,116,259,637)
Shares issued upon conversion from other share class(es)	9,541,121	140,077,629
Shares purchased upon conversion into other share class(es)	(44,841,045)	(655,238,576)
Net increase (decrease) in shares outstanding	(319,635,653)	$(4,631,420,584)

Class R2
Six months ended April 30, 2022:
Shares sold	438,174	$6,199,355
Shares issued in reinvestment of dividends and distributions	55,828	781,051
Shares purchased	(747,148)	(10,278,000)
Net increase (decrease) in shares outstanding	(253,146)	$(3,297,594)

Year ended October 31, 2021:
Shares sold	1,327,949	$19,647,904
Shares issued in reinvestment of dividends and distributions	114,774	1,690,044
Shares purchased	(3,611,889)	(52,656,908)
Net increase (decrease) in shares outstanding	(2,169,166)	$(31,318,960)

Class R4
Six months ended April 30, 2022:
Shares sold	1,539,098	$21,628,166
Shares issued in reinvestment of dividends and distributions	83,601	1,167,770
Shares purchased	(1,472,997)	(20,517,881)
Net increase (decrease) in shares outstanding	149,702	$2,278,055

Year ended October 31, 2021:
Shares sold	3,005,748	$44,425,351
Shares issued in reinvestment of dividends and distributions	149,209	2,196,211
Shares purchased	(4,307,080)	(63,224,477)
Net increase (decrease) in shares outstanding before conversion	(1,152,123)	(16,602,915)
Shares purchased upon conversion into other share class(es)	(38,165)	(554,197)
Net increase (decrease) in shares outstanding	(1,190,288)	$(17,157,112)

PGIM Total Return Bond Fund    227

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	233,093,820	$3,261,135,853
Shares issued in reinvestment of dividends and distributions	28,662,319	400,442,373
Shares purchased	(255,982,822)	(3,558,375,637)
Net increase (decrease) in shares outstanding before conversion	5,773,317	103,202,589
Shares issued upon conversion from other share class(es)	634,104	8,877,102
Shares purchased upon conversion into other share class(es)	(588,459)	(8,445,442)
Net increase (decrease) in shares outstanding	5,818,962	$103,634,249

Year ended October 31, 2021:
Shares sold	546,378,601	$8,044,405,462
Shares issued in reinvestment of dividends and distributions	41,767,768	614,454,826
Shares purchased	(353,911,444)	(5,199,167,295)
Net increase (decrease) in shares outstanding before conversion	234,234,925	3,459,692,993
Shares issued upon conversion from other share class(es)	41,739,141	610,450,573
Shares purchased upon conversion into other share class(es)	(2,132,737)	(31,618,691)
Net increase (decrease) in shares outstanding	273,841,329	$4,038,524,875

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $10,028,250, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $27,475,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Total Return Bond Fund    229

Notes to Financial Statements   (unaudited) (continued)

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

PGIM Total Return Bond Fund    231

Notes to Financial Statements   (unaudited) (continued)

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

PGIM Total Return Bond Fund    233

Notes to Financial Statements   (unaudited) (continued)

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

PGIM Total Return Bond Fund    235

Notes to Financial Statements   (unaudited) (continued)

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Total Return Bond Fund    237

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary

● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PDBAX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX

CUSIP	74440B108	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

MF166E2

PGIM SHORT DURATION MULTI-SECTOR

BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 15, 2022

PGIM Short Duration Multi-Sector Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-4.18	-6.17	1.06	1.38 (12/23/2013)

Class C	-4.57	-5.70	0.70	0.87 (12/23/2013)

Class Z	-4.14	-3.84	1.80	1.96 (12/23/2013)

Class R6	-4.01	-3.68	1.88	1.98 (12/23/2013)

Bloomberg US Government/Credit 1-3 Year Index

	-3.24	-3.50	1.11	1.06

* Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Government/Credit 1–3 Year Index—The Bloomberg US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration Multi-Sector Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.14	2.57	2.55

Class C	0.10	1.79	1.77

Class Z	0.15	2.90	2.81

Class R6	0.15	2.98	2.95

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	39.7

AA	5.2

A	5.3

BBB	10.8

BB	15.1

B	4.8

CCC	1.4

Not Rated	5.9

Cash/Cash Equivalents	11.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration Multi-Sector Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 958.20	0.65%	$3.16

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Class C	Actual	$1,000.00	$ 954.30	1.48%	$7.17

	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class Z	Actual	$1,000.00	$ 958.60	0.39%	$1.89

	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

Class R6	Actual	$1,000.00	$ 959.90	0.32%	$1.56

	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 87.3%

ASSET-BACKED SECURITIES 24.3%

Automobiles 1.3%

AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D	2.130%	03/18/26		500	$485,668
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,290,137
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,028,788
CarMax Auto Owner Trust,
Series 2021-02, Class D	1.550	10/15/27		3,700	3,412,546
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		500	495,998
Series 2020-03A, Class D	1.730	07/15/26		400	391,596
Series 2022-01A, Class E, 144A	5.020	10/15/29		3,300	3,136,048
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	147,914
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	149,026
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,282,704
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		500	467,912
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,647,115
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	451,592
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	282,088
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	918,576
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		744	912,348
Series 2020-02, Class F, 144A	5.763	02/25/28		800	792,414
Series 2020-02, Class R, 144A	31.355	02/25/28		567	675,026
Series 2021-01, Class E, 144A	2.365	09/25/28		356	348,375
Series 2021-01, Class F, 144A	4.280	09/25/28		600	572,249
Series 2021-02, Class D, 144A	1.138	12/26/28		1,354	1,316,382
Series 2021-02, Class E, 144A	2.280	12/26/28		972	950,158
Series 2021-03, Class E, 144A	2.102	02/26/29		686	666,440
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	3,946,054
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	889,526
Santander Bank Auto Credit-Line,
Series 2021-01A, Class C, 144A	3.268	12/15/31		732	716,915
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		600	593,914

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Drive Auto Receivables Trust, (cont’d.)
Series 2020-03, Class D	1.640%	11/16/26		2,400	$2,342,905
Series 2021-01, Class D	1.130	11/16/26		6,200	5,928,380

					40,238,794

Collateralized Loan Obligations 20.9%

Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	5,250	5,466,926
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,579,429
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	525,594
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)	2.333(c)	01/20/34		5,000	4,939,122
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)	2.219(c)	04/18/35		25,000	24,625,002
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	10,514,772
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	01/20/32		15,000	14,890,842
Battalion CLO Ltd.,
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.549(c)	05/17/31		10,000	9,914,567
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	12/19/32		9,000	8,900,913
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.214(c)	10/15/34		25,000	24,598,517
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.600(c)	08/20/32		26,500	26,259,099
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	7,500	7,812,554

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750%(c)	03/15/32	EUR	4,500	$4,692,508
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	17,450	18,211,822
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.014(c)	04/17/31		2,492	2,464,262
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.348(c)	01/25/33		30,000	29,703,660
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-08A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	2.283(c)	01/20/35		9,500	9,397,886
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	07/20/34		10,000	9,880,958
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	8,000	8,393,565
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.244(c)	10/17/31		9,750	9,708,467
Crown City CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month Term SOFR + 1.340% (Cap N/A, Floor 1.340%)	2.191(c)	04/20/35		8,750	8,645,266
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,421,739
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	20,000	20,914,728
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.274(c)	10/15/29		480	478,459
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.324(c)	07/15/29		240	239,050
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.494(c)	07/15/29		6,575	6,563,155
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	10/20/34		4,000	3,954,505
Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.813(c)	10/20/34		6,750	6,555,455

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.206%(c)	02/15/29		2,602	$2,606,780
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.286(c)	01/22/31		750	745,924
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.054(c)	04/15/31		2,500	2,477,992
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	10/20/31		5,000	4,968,164
Henley CLO DAC (Ireland),
Series 3A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	12/25/35	EUR	3,250	3,382,634
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.315(c)	02/05/31		248	246,461
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.214(c)	04/25/31		3,491	3,460,375
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.650(c)	07/15/31	EUR	10,000	10,428,437
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	01/15/31		1,250	1,245,281
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.064(c)	10/17/31		17,250	17,080,953
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	2.038(c)	10/21/30		17,000	16,849,960
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		15,000	14,847,204
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	1.617(c)	02/19/37		3,900	3,856,660
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.218(c)	04/21/31		1,334	1,326,362
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.130(c)	02/20/31		1,500	1,471,230

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.011%(c)	10/12/30		6,500	$6,455,335
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.164(c)	07/15/31		5,000	4,948,467
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.138(c)	06/20/34		13,995	13,852,264
OAK Hill European Credit Partners Designated Activity Co. (Ireland),
Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	01/21/35	EUR	9,000	9,428,012
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.294(c)	04/26/31		5,000	4,967,726
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	1.300(c)	01/15/33		9,500	9,486,671
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	2.124(c)	04/17/31		19,458	19,318,080
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.536(c)	10/30/30		989	989,811
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.635(c)	02/14/34		10,000	9,905,700
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.063(c)	10/20/31		9,000	8,908,761
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	10/15/34		15,000	14,812,068
Providus CLO DAC (Ireland),
Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	5,875	6,126,742
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	10/20/34		15,000	14,816,136
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.813(c)	10/20/34		8,925	8,757,229
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.359(c)	07/25/31		500	494,833

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.415%(c)	05/07/31		3,000	$2,978,720
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.596(c)	08/15/30		10,000	9,956,411
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.294(c)	04/25/31		4,000	3,976,472
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.303(c)	07/20/30		444	442,542
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.284(c)	01/26/31		4,526	4,494,095
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	04/25/30	EUR	5,992	6,282,587
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	19,968	20,936,354
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.419(c)	10/29/34		7,250	7,162,564
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)	2.131(c)	10/20/32		22,000	21,817,761
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.284(c)	01/17/30		1,470	1,466,464
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.223(c)	07/20/34		15,000	14,868,090
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/25/34	EUR	13,500	14,106,743
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	2.304(c)	01/15/32		3,250	3,228,056
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.273(c)	10/20/34		14,500	14,374,259
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.194(c)	01/17/31		1,000	993,832

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.144%(c)	07/17/31		5,000	$4,963,799
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	10/20/31		3,000	2,986,282
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.313(c)	01/20/32		2,750	2,730,947
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	07/20/32		17,625	17,461,306
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.254(c)	10/15/34		4,500	4,452,696
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.334(c)	04/15/30		733	731,125
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	07/20/31		4,851	4,831,240

					665,757,419

Consumer Loans 0.8%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	516,757
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		600	548,782
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		2,400	2,385,202
Series 2019-02A, Class A, 144A	2.780	04/20/28		1,400	1,385,558
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,455,638
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	177,001
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	88,872
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		800	799,081
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	865,287
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29		29	29,304
Series 2020-01A, Class A, 144A	3.840	05/14/32		1,600	1,607,720
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,189,644
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		1,700	1,699,150
Series 2019-A, Class D, 144A	6.220	08/08/25		1,800	1,800,771
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,500	1,455,208

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Oportun Funding XIV LLC, (cont’d.)
Series 2021-A, Class B, 144A	1.760%	03/08/28		600	$588,227
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,166,647

					23,758,849

Credit Cards 0.2%

Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.598(c)	03/15/29	GBP	1,800	2,257,858
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.320(c)	03/15/29		1,700	1,703,763
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.028(c)	11/15/28	GBP	2,840	3,587,910

					7,549,531

Home Equity Loans 0.1%

Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33		50	48,537
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.168(c)	03/25/43		144	141,478
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.748(c)	04/25/34		280	275,408
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.708(c)	10/25/33		1,054	1,030,937
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.688(c)	10/25/33		94	92,797

					1,589,157

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Other 0.3%

PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.018%(c)	04/25/23		1,820		$1,797,752
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24		8,640		8,476,861

						10,274,613

Residential Mortgage-Backed Securities 0.3%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	1.268(c)	06/25/33		121		118,059
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	1.088(c)	08/25/34		1,045		978,732
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.403(c)	11/25/60	EUR	2,477		2,578,975
RAMP Trust,
Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	1.628(c)	08/25/35		438		436,805
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.500(c)	09/27/75	EUR	3,736		3,860,546
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.368(c)	04/25/33		41		40,599
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1,646
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	1,486		1,568,095

						9,583,457

Student Loans 0.4%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440		419,294
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		700		686,229
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,191		1,175,390
Series 2019-A, Class R, 144A	0.000	10/25/48		1,680		368,324
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		2,848		2,818,174

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi Alternative Trust, (cont’d.)
Series 2019-D, Class 1PT, 144A	3.026%(cc)	01/16/46	2,581	$2,546,325
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	3,084	3,007,079
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918(c)	11/29/24	531	530,767
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918(c)	11/29/24	1,118	1,118,181

				12,669,763

TOTAL ASSET-BACKED SECURITIES (cost $801,222,346)				771,421,583

BANK LOANS 1.8%

Airlines 0.1%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	1,715	1,699,032

Auto Parts & Equipment 0.3%

Tenneco, Inc.,
Tranche A Term Loan, 1 Month LIBOR + 2.000%	2.764(c)	09/29/23	8,489	8,389,849

Chemicals 0.0%

Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	4.006(c)	10/01/25	350	344,563

Commercial Services 0.0%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28	724	719,707

Computers 0.2%

McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%	4.500(c)	03/01/29	3,575	3,504,394
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.514(c)	02/01/28	2,333	2,312,655

				5,817,049

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Insurance 0.1%

AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.007%(c)	02/19/28	368	$361,565
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.764(c)	11/03/24	958	947,749
New B-9 Term Loan, 1 Month LIBOR + 3.250%	4.014(c)	07/31/27	693	676,541

				1,985,855

Machinery-Construction & Mining 0.0%

Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%	3.202(c)	03/02/27	714	693,990

Media 0.2%

CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.804(c)	07/17/25	691	677,264
September 2019 Term Loan, 1 Month LIBOR + 2.500%	3.054(c)	04/15/27	3,777	3,699,595
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26	1,069	350,575
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26	310	315,519
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.764(c)	05/01/26	627	621,556

				5,664,509

Metal Fabricate/Hardware 0.1%

Tank Holding Corp.,
Initial Term Loan, SOFR + 6.000%^	6.800(c)	03/31/28	3,675	3,610,688

Oil & Gas 0.0%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25	1,317	1,405,898

Pharmaceuticals 0.2%

Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	5,209	5,195,665

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%^	3.014%(c)	04/23/26		992	$972,433

Retail 0.2%

EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	7.000(c)	04/30/27	EUR	7,000	7,270,801

Software 0.1%

Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%	3.918(c)	02/06/26		2,142	2,125,454

Telecommunications 0.3%

CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	3.014(c)	03/15/27		828	793,293
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	3.500(c)	05/27/24		2,591	2,462,348
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, Term SOFR + 4.250%	4.920(c)	02/01/29		7,097	6,878,136
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	10/10/24		435	402,612
Initial Term B Loan, 1 - 3 Month LIBOR + 3.500%	5.000(c)	10/10/24		653	610,087

					11,146,476

TOTAL BANK LOANS (cost $58,959,694)					57,041,969

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	15,534,304
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	958,878
Series 2017-BNK06, Class A4	3.254	07/15/60		230	223,759
Series 2018-BN10, Class A4	3.428	02/15/61		4,800	4,624,802
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	4,045,768
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,712,735
Series 2019-BN24, Class A2	2.707	11/15/62		3,500	3,213,540
Series 2020-BN25, Class A3	2.391	01/15/63		9,933	9,293,280
Series 2020-BN29, Class A3	1.742	11/15/53		2,000	1,692,957
Series 2021-BN33, Class A4	2.270	05/15/64		10,400	9,153,400

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	2.003%(c)	03/15/37	4,325	$4,000,665
Barclays Commercial Mortgage Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,624,015
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	7,290,945
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	771,752
Series 2019-B10, Class A3	3.455	03/15/62	3,100	2,959,926
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,959,541
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,682,996
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	4,271,081
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,365,580
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)	2.505(c)	03/15/37	10,697	10,495,804
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.554(c)	10/15/36	1,785	1,749,189
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.854(c)	10/15/36	6,545	6,397,276
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	2.503(c)	10/15/23	11,000	10,491,687
Series 2022-LBA06, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)	3.209(c)	01/15/39	13,400	13,093,522
Series 2022-VAMF, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)	3.209(c)	01/15/39	5,700	5,500,221
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	582,390
Series 2017-CD05, Class A3	3.171	08/15/50	800	765,169
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,576,957
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,721	1,682,323
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	65	65,259
Series 2016-C02, Class A3	2.575	08/10/49	3,000	2,851,151
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,102,441
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	205,069
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,278,007
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	9,242,407
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	400	396,901
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	300	293,117

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CityLine Commercial Mortgage Trust, (cont’d.)
Series 2016-CLNE, Class C, 144A	2.871%(cc)	11/10/31	100	$97,205
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.320(c)	11/15/37	2,212	2,187,604
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	51,222
Series 2016-COR01, Class A3	2.826	10/10/49	693	660,772
Series 2017-COR02, Class A2	3.239	09/10/50	1,490	1,427,964
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.704(c)	05/15/36	3,300	3,235,740
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,364,463
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	1,883,543
Series 2019-C15, Class A3	3.779	03/15/52	6,000	5,844,893
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	185,964
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	381,242
Series 2017-C06, Class A4	3.071	06/10/50	600	581,559
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	238,245
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0025, Class X1, IO	0.901(cc)	10/25/22	5,591	13,883
Series K0069, Class X1, IO	0.478(cc)	09/25/27	6,537	113,004
Series K0090, Class X1, IO	0.852(cc)	02/25/29	99,824	4,236,764
Series K0093, Class X1, IO	1.092(cc)	05/25/29	13,125	732,293
Series K0097, Class X1, IO	1.219(cc)	07/25/29	17,958	1,186,340
Series K0101, Class X1, IO	0.947(cc)	10/25/29	19,003	984,257
Series K0122, Class X1, IO	0.973(cc)	11/25/30	37,625	2,254,029
Series K0735, Class X1, IO	1.095(cc)	05/25/26	8,480	277,321
Series K1513, Class X1, IO	0.994(cc)	08/25/34	30,861	2,287,356
Series Q001, Class XA, IO	2.138(cc)	02/25/32	14,287	1,336,571
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	2.425(c)	08/01/23	8,500	8,478,180
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.632(cc)	04/10/47	15,000	123,788
Series 2017-GS06, Class A2	3.164	05/10/50	686	657,540
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,141,344
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,344,273

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2019-GC38, Class A3	3.703%	02/10/52	6,400	$6,295,014
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	138,334
Series 2017-APTS, Class XFLC, IO, 144A	0.000(cc)	06/15/34	144,565	318
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,395,316
Series 2015-C29, Class A4	3.611	05/15/48	1,890	1,869,438
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	3,135	3,019,198
Series 2017-C07, Class A4	3.147	10/15/50	1,100	1,049,929
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	10,600	10,373,372
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month Term SOFR + 2.611% (Cap N/A, Floor 2.611%)	3.120(c)	01/15/27	3,200	3,079,838
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48	888	864,725
Series 2016-C029, Class A3	3.058	05/15/49	2,536	2,459,794
Series 2016-C30, Class A4	2.600	09/15/49	6,286	5,952,927
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,157,274
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	4,351	4,283,281
Series 2017-H01, Class A4	3.259	06/15/50	1,100	1,055,409
Series 2017-HR02, Class A3	3.330	12/15/50	2,000	1,906,516
Series 2018-H04, Class A3	4.043	12/15/51	1,500	1,478,544
Series 2019-H06, Class A3	3.158	06/15/52	1,600	1,491,354
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	800	723,095
Series 2021-L07, Class A4	2.322	10/15/54	11,000	9,529,277
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38	4,750	4,650,497
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.713(c)	01/23/29	GBP 2,000	2,514,741
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	781	753,123
Series 2017-C07, Class A3	3.418	12/15/50	2,100	2,035,351
Series 2018-C08, Class A3	3.720	02/15/51	2,700	2,665,625
Series 2018-C10, Class A3	4.048	05/15/51	1,400	1,387,084
Series 2018-C14, Class A3	4.180	12/15/51	3,250	3,192,016
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	1,398	1,333,436

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-C39, Class A4	3.157%	09/15/50	1,400	$1,324,915
Series 2017-C40, Class A3	3.317	10/15/50	350	336,670
Series 2017-RB01, Class A4	3.374	03/15/50	737	724,023
Series 2018-C43, Class XB, IO	0.511(cc)	03/15/51	51,500	919,708
Series 2018-C46, Class XB, IO	0.501(cc)	08/15/51	104,789	2,184,107
Series 2020-C56, Class A4	2.194	06/15/53	3,300	2,898,036
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	5.060(c)	05/15/31	7,000	6,836,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $315,482,766)				297,335,390

CORPORATE BONDS 30.3%

Aerospace & Defense 1.1%

Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,472,796
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,554,399
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	2,175	2,015,129
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,453	1,413,846
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	10,475	9,760,694
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	6,825	5,927,363

				34,144,227

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,132,906
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	98	97,521
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,283,730

				5,514,157

Auto Manufacturers 0.9%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	493,179
Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,666,130
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	3,755	4,048,388

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, SOFR + 1.200%(a)	1.981%(c)	11/17/23	8,310	$8,321,537
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,788,449
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25	3,500	3,479,421

				29,797,104

Auto Parts & Equipment 0.0%

Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	1,700	1,691,260

Banks 6.6%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,214,797
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	600	545,739
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.131(c)	04/12/23	200	201,129
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	2,420	2,217,665
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,099,269
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	7,477,641
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,390,992
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	297	296,282
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	508,676
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,359,058
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,388,436
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,234,013
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	135,038
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	656,347
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,286,231
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,402,358
Sub. Notes, MTN	4.450	03/03/26	6,500	6,518,497
Sub. Notes, Series L, MTN	3.950	04/21/25	300	299,070
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	117,253
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,395,686
Sr. Unsec’d. Notes	4.375	01/12/26	200	199,455
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	3,669,266
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	3,747,634

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BNP Paribas SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.375%	01/09/25	350	$344,322
Sub. Notes, 144A, MTN	4.375	09/28/25	695	690,890
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	10,150	9,215,090
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	6,018,330
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,029,651
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,051,050
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,269,032
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,404,101
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	941,498
Sub. Notes	4.125	07/25/28	1,260	1,225,655
Sub. Notes	4.400	06/10/25	210	211,607
Sub. Notes	4.450	09/29/27	6,500	6,462,239
Sub. Notes	4.600	03/09/26	165	166,246
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,944,986
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	2,655	2,610,971
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,005,837
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,972,118
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes	7.250	10/23/23	2,800	2,759,776
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	484,123
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	755,780
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,774,335
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,732,403
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	5,945	5,196,783
Sr. Unsec’d. Notes	3.500	01/23/25	515	510,660
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	264,025
Sr. Unsec’d. Notes	3.850	01/26/27	800	782,814
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,051,609
Sr. Unsec’d. Notes, EMTN	2.500(cc)	11/26/22	2,000	1,993,912
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24	2,244	2,254,284
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,399,463
Sub. Notes	5.150	05/22/45	125	125,753
Grupo Aval Ltd. (Colombia),
Gtd. Notes	4.750	09/26/22	406	406,980

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550%	04/09/24	600	$598,732
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,433,654
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,096,414
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709(c)	07/30/22(oo)	97	95,818
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,161,010
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,269,400
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,239,832
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,503,498
Sr. Unsec’d. Notes(a)	2.963(ff)	01/25/33	2,690	2,370,055
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	357,234
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,373,226
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	754,003
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,511,912
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,877,730
Sub. Notes	3.875	09/10/24	310	311,556
Sub. Notes	4.250	10/01/27	215	213,747
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	800	779,178
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	3.407	03/07/24	1,930	1,928,592
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,557,296
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	392,277
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,130,377
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,142,410
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,642,353
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,152,695
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,414,881
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,381,638
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	613,491
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,512,456
PNC Bank NA,
Sub. Notes	4.050	07/26/28	350	347,491
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24	13,350	13,054,239
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	1,180	1,078,845

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068%(ff)	04/30/41		3,050	$2,466,948
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,258,235

					209,438,078

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/52		3,130	2,262,372
Baxalta, Inc.,
Gtd. Notes	4.000	06/23/25		925	930,830

					3,193,202

Building Materials 0.2%

JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.875	12/15/27		2,239	2,032,703
Masco Corp.,
Sr. Unsec’d. Notes	2.000	10/01/30		1,440	1,180,186
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,841,478

					5,054,367

Chemicals 0.9%

Ashland Services BV,
Gtd. Notes	2.000	01/30/28	EUR	3,900	3,725,769
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	1,400	1,421,152
Gtd. Notes	1.750	06/14/22	EUR	2,400	2,531,879
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	4,400	4,274,396
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,774,433
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25		4,435	4,282,437
Sasol Financing International Ltd. (South Africa),
Gtd. Notes	4.500	11/14/22		2,000	1,994,504
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		1,020	952,624
Gtd. Notes	5.875	03/27/24		3,060	3,054,433
Gtd. Notes	6.500	09/27/28		600	592,958

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450%	08/01/25		85	$84,412
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 525,000; purchased 07/19/19)(f)	10.500	08/01/24		525	175,888
Sr. Sec’d. Notes, 144A (original cost $ 126,835; purchased 02/01/21)(f)	10.875	08/01/24		129	131,640
Westlake Corp.,
Sr. Unsec’d. Notes	2.875	08/15/41		1,650	1,233,862
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.625	10/01/24		1,250	1,258,818

					27,489,205

Commercial Services 0.7%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,087,323
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		1,800	1,489,514
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		1,353	1,314,202
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,000	885,505
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,705,303
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		2,696	2,554,902
Gtd. Notes, 144A	5.500	07/15/25		1,000	1,003,758
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		1,000	917,323
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118		785	776,907
Loxam SAS (France),
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	2,000	1,917,420
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	5,890	5,305,638
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A(a)	5.000	02/01/25		1,000	1,002,197
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27		638	652,280
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48		400	367,026

					20,979,298

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers 0.1%

Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375%	09/01/26	EUR	2,180	$2,268,199
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	5.750	06/01/25		1,967	1,979,869

					4,248,068

Distribution/Wholesale 0.2%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		6,644	5,785,445

Diversified Financial Services 0.9%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes	2.500	05/03/27		2,925	2,925,000
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24		2,000	2,008,897
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27		250	244,305
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	2.824(c)	05/31/25		9,300	9,300,000
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		425	412,649
Navient Solutions LLC,
Sr. Unsec’d. Notes	1.015(s)	10/03/22		4,010	3,980,347
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	679,717
Gtd. Notes(a)	6.125	03/15/24		1,775	1,781,656
Gtd. Notes	8.250	10/01/23		4,500	4,686,881
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A	2.125	09/19/22		250	250,375
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	211,791
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,393,568
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes	7.390	12/02/24		1,000	1,096,554

					28,971,740

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric 1.3%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250%	06/01/26		494	$489,491
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,136,308
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,663,556
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29		3,011	2,784,616
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	22,570
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	1,970,156
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	453,446
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	124,676
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	92,808
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		500	569,290
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		670	807,562
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	499,239
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	620,544
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	317,261
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		2,000	2,058,947
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	427,042
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,530,993
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		5,500	5,370,404
Gtd. Notes	6.625	01/15/27		858	867,465
Gtd. Notes, 144A	5.250	06/15/29		625	591,355
PacifiCorp,
First Mortgage	3.300	03/15/51		300	244,620
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,065,556
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	510,285
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		250	250,000
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	2,121,200

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		1,425	$1,386,992
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,156,628
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		1,200	1,092,202
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,158,091
Gtd. Notes, 144A	5.500	09/01/26		925	922,053
Gtd. Notes, 144A	5.625	02/15/27		3,700	3,649,565

					41,954,921

Electrical Components & Equipment 0.2%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		2,250	2,336,034
Gtd. Notes, 144A(a)	7.250	06/15/28		3,000	3,117,661

					5,453,695

Engineering & Construction 0.2%

Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,148,505
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	2,079,721
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	181,344
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	593,548

					6,003,118

Entertainment 0.9%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		542	453,542
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	07/01/25		5,892	5,958,500
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	334	343,110
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,050	1,174,566

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625%	04/15/26		1,075	$1,103,246
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		3,040	2,856,860
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		2,745	2,502,166
Gtd. Notes, 144A	5.141	03/15/52		2,535	2,267,839
Gtd. Notes, 144A	5.391	03/15/62		1,270	1,130,764
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,071,461
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,275	1,338,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		6,054	6,241,694

					29,442,498

Environmental Control 0.0%

Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		400	326,093

Foods 1.6%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		2,900	2,895,920
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		2,000	1,904,095
Gtd. Notes(a)	5.250	09/15/27		3,300	3,022,098
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	7,829,325
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,352,425
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(a)	7.500	04/15/25		4,000	3,764,694
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		5,314	5,522,123
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		2,350	2,431,119
Kraft Heinz Foods Co., Gtd. Notes	4.625	10/01/39		1,415	1,307,884

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	4.875%	10/01/49		1,575	$1,465,535
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	6,700	7,498,174
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/30		3,080	2,706,725
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.875	09/30/27		3,700	3,725,820
US Foods, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/15/25		2,000	2,056,378

					49,482,315

Forest Products & Paper 0.1%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,317,640

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		3,075	3,091,509
Sr. Unsec’d. Notes	5.750	05/20/27		1,595	1,566,276
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,976,107

					6,633,892

Healthcare-Products 0.1%

Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	100	101,455
Gtd. Notes	2.250	03/07/39	EUR	300	291,863
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	455,724
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	674,683
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	450,996

					1,974,721

Healthcare-Services 0.9%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,162,980
Anthem, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/51		2,590	2,182,349

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

CAB SELAS (France),
Sr. Sec’d. Notes, 144A(a)	3.375%	02/01/28	EUR	3,600	$3,384,909
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		275	282,888
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	774,071
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,294,642
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,138,497
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,000	2,776,122
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26		3,000	3,081,410
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28		1,250	1,199,255
Sr. Sec’d. Notes	4.625	07/15/24		680	678,375
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26		1,500	1,462,326
Sr. Unsec’d. Notes	6.750	06/15/23		2,825	2,907,419

					27,325,243

Home Builders 0.9%

Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27		2,000	1,836,800
Gtd. Notes(a)	7.250	10/15/29		1,400	1,334,565
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27		4,400	4,446,809
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25		6,260	5,932,465
Lennar Corp.,
Gtd. Notes	5.250	06/01/26		3,000	3,093,020
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		884	814,587
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27		3,000	2,805,469
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25		750	764,306
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		1,325	1,315,480
Gtd. Notes, 144A	6.625	07/15/27		2,400	2,412,961

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Tri Pointe Homes, Inc.,
Gtd. Notes(a)	5.250%	06/01/27		3,000	$2,910,396

					27,666,858

Home Furnishings 0.0%

Whirlpool Corp.,
Sr. Unsec’d. Notes	4.700	06/01/22		100	100,252

Insurance 0.0%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26		135	136,533
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50		505	455,818

					592,351

Internet 0.2%

NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25		5,000	4,997,431

Investment Companies 0.0%

Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	419	379,993

Iron/Steel 0.5%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30		9,000	8,412,453
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN	1.875	03/06/23	EUR	6,370	6,646,261

					15,058,714

Lodging 0.2%

Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22		100	100,192
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		935	880,718
Gtd. Notes	5.750	06/15/25		150	148,925
Gtd. Notes(a)	6.750	05/01/25		6,250	6,403,624

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125%	08/08/25		300	$290,544

					7,824,003

Machinery-Diversified 0.0%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125	08/01/24		1,775	1,755,671

Media 1.3%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.000	03/01/23		2,826	2,822,902
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26		3,400	3,408,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	75,903
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,219,679
Sr. Sec’d. Notes	6.484	10/23/45		95	96,001
Comcast Corp.,
Gtd. Notes	4.250	10/15/30		335	335,657
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.500	04/15/27		9,497	9,174,236
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A(a)	5.375	08/15/26		1,790	653,514
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26		4,500	4,296,422
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,420,596
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.375	06/15/24		4,940	5,002,849
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,298,018
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	1,967,897
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,120	3,733,119

					40,505,293

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.6%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500%	03/01/24	2,000	$2,005,890
Gtd. Notes, 144A	7.500	04/01/25	2,500	2,535,260
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	1,230	1,183,753
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	5.710	11/15/23	5,252	5,412,515
Sr. Unsec’d. Notes, 144A	5.710	11/15/23	5,010	5,163,119
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	2,400	2,191,782

				18,492,319

Multi-National 0.4%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,438,168
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,272,897
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	800	801,113
Sr. Unsec’d. Notes	3.750	11/23/23	1,000	1,009,924
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,102,942
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	556,320
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,115,620
Unsec’d. Notes	6.950	08/01/26	500	569,434
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,173,525
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	790	791,230

				12,831,173

Office/Business Equipment 0.3%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,340,281
Gtd. Notes	4.125	05/01/25	3,056	3,009,786
Gtd. Notes	5.500	12/01/24	4,000	4,094,634

				9,444,701

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas 2.5%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250%	02/15/26		1,575	$1,626,604
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.875	01/15/26		3,755	3,579,898
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26		930	1,002,735
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		100	100,738
Gtd. Notes, 144A	9.000	11/01/27		691	961,489
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		1,332	1,351,562
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		3,825	3,794,651
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		50	49,680
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,300	1,291,832
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23		4,258	4,320,648
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,526,439
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,375	1,378,535
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25		5,997	6,163,113
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		1,710	1,668,803
Sr. Sec’d. Notes, 144A	4.875	03/30/26		113	104,909
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,820	1,672,729
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	2,500	771,010
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	195,367
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	191,646
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A	3.100	07/15/31		1,585	1,385,041
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		350	355,423
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.131(s)	10/10/36		12,300	6,325,794
Sr. Unsec’d. Notes	7.500	05/01/31		250	285,929
Ovintiv Exploration, Inc.,
Gtd. Notes	5.625	07/01/24		5,000	5,196,827

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Parkland Corp. (Canada), Gtd. Notes, 144A	5.875%	07/15/27		4,625	$4,475,356
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		400	400,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,575	1,973,606
Gtd. Notes	7.375	01/17/27		701	769,074
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	1,821,425
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	2,465	2,600,759
Gtd. Notes	4.750	02/26/29	EUR	100	93,213
Gtd. Notes	5.350	02/12/28		395	350,974
Gtd. Notes	6.350	02/12/48		686	480,377
Gtd. Notes	6.490	01/23/27		3,045	2,921,207
Gtd. Notes	6.500	03/13/27		2,778	2,661,792
Gtd. Notes	6.500	01/23/29		300	274,965
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,000	2,092,050
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	981,324
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,232,562
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	857,038
Gtd. Notes, EMTN	8.250	06/02/22	GBP	1,640	2,069,702
Gtd. Notes, MTN	4.625	09/21/23		2,000	2,000,268
Gtd. Notes, MTN	6.750	09/21/47		789	571,807
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,435,420
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		2,312	2,096,199
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		1,310	1,095,493
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes	4.375	10/17/23		1,220	1,241,201
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,284,264

					81,081,478

Packaging & Containers 0.3%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,762	1,537,897

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Silgan Holdings, Inc.,
Gtd. Notes	2.250%	06/01/28	EUR	4,100	$3,767,643
Verallia SA (France),
Gtd. Notes	1.625	05/14/28	EUR	5,900	5,606,941

					10,912,481

Pharmaceuticals 1.3%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25		95	95,137
Sr. Unsec’d. Notes	4.050	11/21/39		9,395	8,621,896
Sr. Unsec’d. Notes	4.500	05/14/35		150	148,330
Sr. Unsec’d. Notes	4.550	03/15/35		165	164,061
Sr. Unsec’d. Notes	4.850	06/15/44		1,115	1,109,370
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27		5,957	5,639,820
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		975	720,389
Gtd. Notes, 144A	5.250	02/15/31		25	17,371
Gtd. Notes, 144A	6.125	04/15/25		2,669	2,676,058
Gtd. Notes, 144A	7.000	01/15/28		275	225,790
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25		1,300	1,304,255
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		475	462,389
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/23		1,215	1,219,251
Cigna Corp.,
Gtd. Notes	4.375	10/15/28		1,630	1,638,021
Sr. Unsec’d. Notes	3.200	03/15/40		1,040	852,347
Sr. Unsec’d. Notes	3.400	03/15/50		740	579,929
Sr. Unsec’d. Notes	3.400	03/15/51		2,970	2,327,061
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40		1,960	1,479,914
Sr. Unsec’d. Notes	5.125	07/20/45		70	70,266
Mylan, Inc.,
Gtd. Notes	4.550	04/15/28		1,240	1,204,589
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25		2,000	1,775,393
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40		1,300	1,029,874

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250%	06/15/46	2,095	$1,860,373
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,105	3,979,596
Gtd. Notes	4.000	06/22/50	1,820	1,344,566

				40,546,046

Pipelines 0.7%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,063,814
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,227,249
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,323,099
Sr. Unsec’d. Notes	5.000	05/15/50	1,030	917,287
Sr. Unsec’d. Notes	5.300	04/15/47	110	99,483
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,000,975
Gtd. Notes	3.900	02/15/24	250	252,182
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	372,544
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	898,749
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,860
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	5,253,481
Gtd. Notes	4.950	07/13/47	385	350,551
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	350	348,033
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	7.500	10/01/25	2,225	2,269,099
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	223,822
Sr. Unsec’d. Notes	4.300	03/04/24	325	328,549
Sr. Unsec’d. Notes	4.500	11/15/23	345	349,580

				21,297,357

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate 0.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875%	11/15/25		4,000	$3,976,982
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,000	3,016,862

					6,993,844

Real Estate Investment Trusts (REITs) 0.9%

Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		8,375	8,776,547
Sr. Unsec’d. Notes	4.750	05/01/24		4,500	4,276,710
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,725	1,617,733
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,725	2,826,267
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	2,990,201
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		6,500	6,637,969
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		575	546,264
Gtd. Notes, 144A	4.625	06/15/25		610	598,941
Gtd. Notes, 144A	4.625	12/01/29		485	453,876

					28,724,508

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28		1,650	1,518,000
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		3,375	3,373,300
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	202,369
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,650	3,764,310
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,647,138

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625%	12/01/25	3,650	$3,659,669
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	1,270	1,267,620

				16,432,406

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	5,469	4,383,988
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	3,645	2,885,296

				7,269,284

Software 0.0%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	944,815

Telecommunications 1.8%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	159	131,740
Sr. Unsec’d. Notes	3.500	09/15/53	2,711	2,125,607
Sr. Unsec’d. Notes	3.650	09/15/59	1,302	1,001,458
Sr. Unsec’d. Notes	4.300	02/15/30	350	351,365
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24	975	958,268
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	2,000	1,970,223
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	3,745	3,357,234
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	600	577,783
Sr. Sec’d. Notes, 144A	7.000	10/15/28	550	524,557
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	3,020	3
Gtd. Notes, 144A^	8.500	10/15/24(d)	125	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	125	—
Level 3 Financing, Inc.,
Gtd. Notes	5.375	05/01/25	2,000	1,984,488
Sr. Sec’d. Notes, 144A	3.400	03/01/27	325	294,327

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000%	09/18/27	EUR	10,550	$10,190,058
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25		585	570,171
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		2,500	2,542,158
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		5,100	5,171,503
Sprint Corp.,
Gtd. Notes(a)	7.625	02/15/25		10,000	10,647,847
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.250	11/15/31		2,925	2,398,906
Sr. Sec’d. Notes	3.000	02/15/41		2,755	2,103,155
Sr. Sec’d. Notes	3.875	04/15/30		2,020	1,911,924
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,337,280
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	3,092,308
Sr. Unsec’d. Notes	3.400	03/22/41		2,000	1,683,666
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27		1,400	1,222,255

					58,148,284

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,600	1,556,141

Transportation 0.1%

Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		1,245	1,091,914
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		97	99,570
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25		680	695,832

					1,887,316

TOTAL CORPORATE BONDS (cost $1,054,276,132)					962,663,006

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.9%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$23,810
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	24,217

				48,027

Illinois 0.1%

State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	643,019
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,707,827

				2,350,846

Michigan 0.2%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,991,003
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	4,358,329

				7,349,332

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	135,939

Puerto Rico 0.6%

Commonwealth of Puerto Rico,
Revenue Bonds, Series C	0.000(cc)	11/01/43	29,577	15,444,054
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,185,343

				17,629,397

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	111,736

TOTAL MUNICIPAL BONDS
(cost $28,365,306)				27,625,277

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.9%
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.518(c)	10/25/28	395	393,443

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.118%(c)	04/25/29	307	$306,778
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.268(c)	07/25/29	2,922	2,919,431
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.668(c)	10/25/29	1,058	1,057,476
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.668(c)	08/26/30	282	282,834
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	10/25/30	328	328,791
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	4.368(c)	10/25/30	490	497,004
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.268(c)	06/25/30	608	609,079
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.689(c)	09/25/31	500	486,334
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.439(c)	01/26/32	1,310	1,304,909
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.989(c)	01/26/32	3,240	3,143,660
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.251(c)	09/12/26	5,744	5,743,954
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.448(c)	08/29/22	17,088	16,971,060
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.749(c)	10/27/22	17,606	17,468,206
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	3.395(c)	03/01/23	6,229	6,187,109
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	2.888(cc)	09/25/47	28	26,180
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	5.018(c)	04/25/31	1,399	1,415,875
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.818(c)	09/25/31	537	536,631
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.768(c)	10/25/39	208	207,511
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.718(c)	01/25/40	729	729,687

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	4.789%(c)	01/25/42	1,060	$1,005,687
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	6.539(c)	03/25/42	860	890,099
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	5.539(c)	03/25/42	340	338,084
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A	3.023(cc)	08/25/60	673	655,642
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.368(c)	11/25/28	516	515,203
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.468(c)	04/25/29	373	370,645
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	3.968(c)	04/25/29	2,791	2,793,719
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.439(c)	10/25/33	1,325	1,322,129
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.989(c)	10/25/33	2,045	2,054,483
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.068(c)	05/25/30	717	728,233
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.818(c)	10/25/30	391	393,933
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,730	285,806
Series 2012-144, Class EI, IO	3.000	01/25/28	2,747	164,539
Series 2012-148, Class IC, IO	3.000	01/25/28	4,133	242,021
Series 2013-13, Class IK, IO	2.500	03/25/28	1,928	98,137
Series 2013-49, Class AI, IO	3.000	05/25/33	2,164	218,215
Series 2015-59, Class CI, IO	3.500	08/25/30	2,645	166,440
Series 2016-20, Class DI, IO	3.500	04/25/31	3,238	341,906
Series 2018-24, Class BH	3.500	04/25/48	281	271,875
Series 2018-25, Class AG	3.500	04/25/47	1,017	1,022,494
Series 2018-57, Class QV	3.500	11/25/29	1,667	1,666,639
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.289(c)	11/25/50	1,630	1,583,407

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.889%(c)	11/25/50	5,956	$5,970,988
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.689(c)	08/25/33	8,290	7,825,870
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.518(c)	02/25/50	1,052	1,050,668
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.768(c)	06/25/50	309	321,983
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.668(c)	08/25/50	2,635	2,773,402
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	4.418(c)	08/25/50	147	148,037
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	5.089(c)	10/25/50	1,180	1,228,066
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.089(c)	10/25/50	481	484,557
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.768(c)	03/25/50	72	72,286
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.268(c)	07/25/50	357	357,345
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.918(c)	09/25/50	550	563,170
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.818(c)	09/25/50	57	56,594
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.339(c)	01/25/34	1,370	1,294,541
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.939(c)	01/25/34	880	873,014
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.689(c)	10/25/41	2,530	2,373,187
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.539(c)	08/25/33	8,400	8,242,794
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.639(c)	09/25/41	1,310	1,184,433

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389%(c)	09/25/41	2,480	$2,361,714
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	4.039(c)	12/25/41	700	635,265
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.639(c)	12/25/41	1,700	1,604,277
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	01/25/49	198	199,725
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	725	722,780
Series 4046, Class PI, IO	3.000	05/15/27	1,844	99,212
Series 4060, Class IO, IO	3.000	06/15/27	1,655	59,391
Series 4073, Class EI, IO	3.000	02/15/27	3,766	124,356
Series 4131, Class BI, IO	2.500	11/15/27	3,524	175,971
Series 4146, Class KI, IO	3.000	12/15/32	2,756	294,038
Series 4153, Class IO, IO	3.000	01/15/28	4,901	259,807
Series 4172, Class KI, IO	3.000	10/15/32	4,330	377,812
Series 4182, Class EI, IO	2.500	03/15/28	2,583	141,571
Series 4186, Class JI, IO	3.000	03/15/33	9,578	898,900
Series 4314, Class PD	3.750	07/15/43	1,001	1,000,332
Series 4574, Class AI, IO	3.000	04/15/31	2,016	181,462
Series 4631, Class GP	3.500	03/15/46	1,986	1,960,978
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	8,404	8,068,341
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	941	160,728
Series 2014-116, Class IT, IO	4.000	08/20/44	1,186	159,225
Series 2016-164, Class IG, IO	4.000	12/20/46	1,679	401,095
Series 2017-045, Class QA	3.000	11/20/42	2,818	2,800,696
Series 2018-05, Class IB, IO	4.000	01/20/48	777	147,314
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.268(c)	10/25/28	145	144,759
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.318(c)	05/25/29	218	217,826
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.918(c)	10/25/30	203	202,805
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.818(c)	10/25/30	400	403,076

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Home Re Ltd. (Bermuda), (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.889%(c)	01/25/34		1,235	$1,213,652
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.089(c)	01/25/34		1,925	1,830,763
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.861(c)	07/20/60	GBP	2,000	2,506,779
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		598	596,833
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		5,885	5,880,590
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		2,774	2,760,119
Series 2020-SL01, Class A, 144A	2.734	01/25/60		1,010	1,000,315
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		1,583	1,573,478
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.301(c)	06/30/23		7,500	7,464,466
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		349	345,720
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.755(c)	09/15/22		8,598	8,595,144
Series 2021-09, 144A, 1 Month LIBOR + 1.300%^	1.755(c)	07/15/22		9,306	9,306,000
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.955(c)	02/22/23		8,870	8,846,785
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	01/25/48		443	437,613
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/28		136	136,143
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.068(c)	07/25/29		61	61,496
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.268(c)	10/25/30		270	269,710
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.189(c)	04/25/34		2,400	2,298,279

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513%(c)	12/25/22		4,796	$4,783,658
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.568(c)	02/27/24		7,699	7,726,815
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	02/25/23		1,310	1,304,843
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	08/25/25		800	792,558
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.068(c)	03/25/28		25	24,735
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	3.368(c)	03/25/28		1,330	1,317,244
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.418(c)	06/25/29		1,133	1,131,981
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.618(c)	01/25/30		700	695,003
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.118(c)	01/25/30		2,200	2,144,389
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	2.139(c)	11/25/31		2,030	2,015,861
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.989(c)	11/25/31		2,400	2,329,397
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	3,159	3,318,528
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	2.458(cc)	12/25/34		124	121,912
ZH Trust,
Series 2021-01, Class A, 144A	2.253	02/18/27		426	417,037

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $222,931,268)					219,617,525

SOVEREIGN BONDS 2.6%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes	4.400	03/09/23		3,200	3,118,436
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,008,614

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375%	08/20/30		1,005	$888,097
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		2,366	2,382,483
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		4,800	4,868,902
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	4.500	05/30/29		300	282,816
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		1,000	960,906
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,894,072
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	622,477
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	395,193
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	230	203,646
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	588,237
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,197,961
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	557,309
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,854,097
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,274,274
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,360,330
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	757,178
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	703,297
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	472,097
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,216,279
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,380,797
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.500	06/01/22		600	600,637
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	991,258
Gov’t. Gtd. Notes	3.375	10/31/23		800	807,518

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375%	09/27/23		600	$605,015
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	776,433
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	400,555
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	402,769
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,386,604
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	989,016
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	250,326
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,800,944
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500	01/15/26		1,800	1,992,190
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		325	325,000
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	397,973
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,025,297
Province of Ontario (Canada),
Sr. Unsec’d. Notes	3.400	10/17/23		375	378,850
Province of Quebec (Canada),
Sr. Unsec’d. Notes(a)	2.750	04/12/27		195	191,265
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		384	405,912
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	648,110
Province of Saskatchewan (Canada),
Debentures	8.500	07/15/22		810	821,359
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	219,442
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		5,500	5,001,721
Sr. Unsec’d. Notes	2.875	10/17/29		600	547,278
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	139	149,313
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,815	4,083,528
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,205	1,299,646
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,036,607
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	730	590,818
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	3,515	3,331,547
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,255	909,164

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625%	12/05/22		5,658	$5,461,820
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,001,341
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	200,268
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	1,982,493
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	402,344
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/22		950	503,500
Sr. Unsec’d. Notes	8.994	02/01/24		200	70,500
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	640,988
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	479,650
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	141,000
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	196,500

TOTAL SOVEREIGN BONDS (cost $91,951,948)					83,433,997

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
Federal Home Loan Mortgage Corp.	6.750	03/15/31		600	762,829
Federal National Mortgage Assoc.	1.875	09/24/26		765	730,010
Federal National Mortgage Assoc.	6.625	11/15/30		605	759,634
Federal National Mortgage Assoc.	7.125	01/15/30		580	736,796

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,051,409)					2,989,269

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Bonds(h)	1.875	11/15/51		8,098	6,349,338
U.S. Treasury Bonds	2.375	02/15/42		2,942	2,599,992
U.S. Treasury Notes	0.125	04/30/23		10,525	10,315,322
U.S. Treasury Notes	0.125	06/30/23		58,690	57,229,628
U.S. Treasury Notes	0.125	12/15/23		520	499,647
U.S. Treasury Notes	0.250	03/15/24		2,270	2,169,446
U.S. Treasury Notes	0.250	05/15/24		50,000	47,542,969
U.S. Treasury Notes	0.250	10/31/25		3,855	3,512,568
U.S. Treasury Notes	0.375	01/31/26		47,315	43,004,899
U.S. Treasury Notes	0.375	07/31/27		5,860	5,130,705
U.S. Treasury Notes	0.500	05/31/27		430	380,315
U.S. Treasury Notes	0.500	06/30/27		9,025	7,965,973
U.S. Treasury Notes	0.750	03/31/26		66,250	60,867,187
U.S. Treasury Notes	0.750	04/30/26		1,395	1,279,586
U.S. Treasury Notes	0.750	08/31/26		285	259,506
U.S. Treasury Notes	1.250	11/30/26		300	278,250

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(Continued)
U.S. Treasury Notes	1.250%	04/30/28	75	$67,922
U.S. Treasury Notes	1.250	06/30/28	145	130,930
U.S. Treasury Notes	1.375	01/31/25	2,545	2,443,797
U.S. Treasury Notes	1.500	02/28/23	12,355	12,305,773
U.S. Treasury Notes	1.750	05/15/23	1,960	1,951,272
U.S. Treasury Notes	1.750	03/15/25	685	663,594
U.S. Treasury Notes(h)(k)	2.125	05/15/25	61,895	60,483,020
U.S. Treasury Notes(k)	2.250	11/15/24	12,385	12,196,322
U.S. Treasury Notes(k)	2.500	05/15/24	6,050	6,021,168
U.S. Treasury Notes	2.500	03/31/27	490	480,200
U.S. Treasury Notes	3.000	09/30/25	2,000	2,004,375
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	53,754
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	449,142
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	237,386
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,165	681,115
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,336,037
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	2,275	1,343,494
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	837,188
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	76,313
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	92,597

TOTAL U.S. TREASURY OBLIGATIONS (cost $370,108,072)				353,240,730

			Shares

COMMON STOCKS 0.0%

Entertainment 0.0%
Codere New Topco SA (Spain)^			15,609	—

Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*			30,633	993,658

TOTAL COMMON STOCKS (cost $1,026,205)				993,658

PREFERRED STOCK 0.0%

Capital Markets
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)
(cost $125,000)			5,000	127,550

See Notes to Financial Statements.

56

Description	Units	Value

RIGHTS* 0.0%

Diversified Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	3,206	$6,111
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	3,206	1,127

TOTAL RIGHTS (cost $0)		7,238

WARRANTS* 0.0%

Chemicals

TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	367,799	1,729

TOTAL LONG-TERM INVESTMENTS (cost $2,947,500,146)		2,776,498,921

	Shares

SHORT-TERM INVESTMENTS 15.4%

AFFILIATED MUTUAL FUNDS 11.8%
PGIM Core Short-Term Bond Fund(wc)	34,177,506	311,698,858
PGIM Institutional Money Market Fund
(cost $65,037,602; includes $65,015,060 of cash collateral for securities on loan)(b)(wc)	65,102,905	65,050,823

TOTAL AFFILIATED MUTUAL FUNDS (cost $378,938,236)		376,749,681

UNAFFILIATED FUND 3.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $108,316,023)	108,316,023	108,316,023

OPTIONS PURCHASED*~ 0.2% (cost $3,273,659)		5,124,148

TOTAL SHORT-TERM INVESTMENTS (cost $490,527,918)		490,189,852

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $3,438,028,064)		3,266,688,773

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Value

OPTIONS WRITTEN*~ (0.1)%
(premiums received $3,569,985)	$(3,721,260)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.6% (cost $3,434,458,079)	3,262,967,513
Liabilities in excess of other assets(z) (2.6)%	(81,407,817)

NET ASSETS 100.0%	$3,181,559,696

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

See Notes to Financial Statements.

58

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,040,607 and 0.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,890,965; cash collateral of $65,015,060 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $651,835. The aggregate value of $309,257 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	1,772	$630
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	1,772	630
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	1,772	630
Currency Option EUR vs CZK	Call	Morgan Stanley & Co. International PLC	06/08/22	33.00	—	EUR	5,315	131
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	05/26/22	850.00	—		3,945	87,686
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/17/22	6.45	—		6,754	218,111
Currency Option USD vs CNH	Call	Goldman Sachs International	06/17/22	6.65	—		6,754	70,430
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55	—		1,974	47,025
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00	—		987	175
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.55	—		1,979	50,559
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.50	—		7,719	256,904
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/05/22	22.00	—		4,073	275
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	05/06/22	20.50	—		1,933	10,474
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	06/06/22	22.00	—		9,862	25,783
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	06/14/22	21.50	—		1,970	11,175
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	16.00	—		6,014	39,425
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/10/22	17.50	—		6,014	978
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	07/27/22	16.50	—		6,534	120,884
Currency Option EUR vs CZK	Put	Morgan Stanley & Co. International PLC	06/08/22	25.25	—	EUR	5,315	131,689
Currency Option USD vs BRL	Put	Goldman Sachs International	06/21/22	4.00	—		3,901	285
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	05/05/22	690.00	—		3,945	—
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60	—		1,974	4

See Notes to Financial Statements.

60

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	5.75	—	1,979	$26
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/05/22	18.50	—	4,073	1
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/06/22	19.00	—	3,865	19
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/06/22	18.50	—	9,862	1,120
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/14/22	18.00	—	1,970	129
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	58.00	—	5,995	14,234
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	12.25	—	6,014	—

Total OTC Traded (cost $ 970,113)							$1,089,412

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	50,550	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	49,780	—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	50,750	70
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	49,840	68
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	99,680	137
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	53,570	789
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	49,780	141
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	52,140	148
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	49,780	141
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	52,140	148

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	52,140	$302
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	05/18/22	$97.00	CDX.NA.HY.38. V1(Q)	5.00%(Q)	9,630	22,632
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	$94.00	CDX.NA.HY.38. V1(Q)	5.00%(Q)	9,630	43,111
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,780	248,094
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	50,550	210,626
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	53,570	332,158
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	50,750	314,673
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,840	309,030
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	99,680	618,060
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	460,609
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	387,580
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,780	341,307
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,780	341,307
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	403,605

Total OTC Swaptions (cost $ 2,303,546)								$4,034,736

Total Options Purchased (cost $3,273,659)								$5,124,148

See Notes to Financial Statements.

62

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	Morgan Stanley & Co. International PLC	06/08/22	27.25	—	EUR	5,315	$(1,890)
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	05/26/22	870.00	—		3,945	(49,973)
Currency Option USD vs CNH	Call	Goldman Sachs International	06/17/22	6.45	—		6,754	(218,111)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—		2,961	(14,234)
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.80	—		1,979	(17,849)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.75	—		7,719	(102,680)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/10/22	16.00	—		6,014	(39,425)
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	17.50	—		6,014	(978)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	07/27/22	17.50	—		3,267	(25,153)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	1,772	(43,892)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	1,772	(43,892)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	1,772	(43,905)
Currency Option USD vs BRL	Put	Goldman Sachs International	06/21/22	4.90	—		3,901	(74,890)
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	05/05/22	790.00	—		3,945	(38)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—		1,974	(2,217)
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	6.25	—		1,979	(814)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/05/22	20.50	—		4,073	(45,446)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/06/22	19.75	—		3,865	(1,199)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/06/22	20.70	—		9,862	(220,849)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/14/22	20.30	—		1,970	(23,494)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	71.00	—	5,995	$(193,684)
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	14.75	—	6,014	(794)

Total OTC Traded (premiums received $955,431)							$(1,165,407)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	50,550	$(3,895)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,780	(3,835)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	53,570	(9,316)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	50,750	(12,402)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,840	(12,180)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	99,680	(24,359)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	(14,513)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	(17,881)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,780	(25,081)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	49,780	(25,081)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	(53,603)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley &Co. International PLC	06/15/22	$100.00	5.00%(Q)	CDX.NA.HY.38. V1(Q)	9,630	(134,421)

See Notes to Financial Statements.

64

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$ 98.00	5.00%(Q)	CDX.NA.HY.38. V1(Q)		9,630	$(188,695)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		49,780	(68,827)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		50,550	(40,959)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		53,570	(145,532)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		50,750	(137,871)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		49,840	(135,399)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		99,680	(270,797)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		52,140	(217,179)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley &Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		52,140	(203,097)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		49,780	(160,257)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		49,780	(160,257)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		52,140	(225,271)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		17,600	(621)
GS_21-PJA†† ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		33,930	(1,128)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	17,430	(23,218)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	20,000	(161,579)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	14,420	(78,599)

Total OTC Swaptions (premiums received $2,614,554)									$(2,555,853)

Total Options Written (premiums received $3,569,985)									$(3,721,260)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
7,811	2 Year U.S. Treasury Notes	Jun. 2022	$1,646,656,438	$(10,895,255)

Short Positions:
304	5 Year Euro-Bobl	Jun. 2022	40,787,236	1,874,976
47	5 Year U.S. Treasury Notes	Jun. 2022	5,295,578	1,411
193	10 Year Euro-Bund	Jun. 2022	31,271,746	2,743,103
2,385	10 Year U.S. Treasury Notes	Jun. 2022	284,187,656	9,187,306
285	10 Year U.S. Ultra Treasury Notes	Jun. 2022	36,765,000	3,031,089
434	20 Year U.S. Treasury Bonds	Jun. 2022	61,058,375	1,502,993
232	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	37,221,500	886,409
206	Euro Schatz Index	Jun. 2022	23,936,678	395,238

				19,622,525

				$8,727,270

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	880	$631,645	$622,847	$—	$(8,798)
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	7,735	1,638,000	1,562,529	—	(75,471)
Expiring 05/03/22	Goldman Sachs International	BRL	5,106	1,069,000	1,031,386	—	(37,614)
Expiring 06/02/22	Citibank, N.A.	BRL	9,155	1,930,174	1,831,182	—	(98,992)
Expiring 06/02/22	Goldman Sachs International	BRL	4,821	961,000	964,281	3,281	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	1,750,360	2,143,000	2,032,850	—	(110,150)
Expiring 06/15/22	HSBC Bank PLC	CLP	1,721,076	2,084,000	1,998,840	—	(85,160)
Expiring 06/15/22	UBS AG	CLP	819,532	957,000	951,796	—	(5,204)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	25,198	3,819,000	3,785,660	—	(33,340)
Expiring 05/23/22	Citibank, N.A.	CNH	7,565	1,148,000	1,136,624	—	(11,376)
Expiring 05/23/22	Goldman Sachs International	CNH	12,846	1,932,000	1,929,923	—	(2,077)
Expiring 05/23/22	HSBC Bank PLC	CNH	21,466	3,375,000	3,225,080	—	(149,920)
Expiring 05/23/22	HSBC Bank PLC	CNH	13,173	2,075,000	1,979,158	—	(95,842)

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	3,807,903	$957,000	$954,414	$—	$(2,586)
Expiring 06/15/22	Citibank, N.A.	COP	4,407,944	1,156,000	1,104,808	—	(51,192)
Expiring 06/15/22	Citibank, N.A.	COP	4,019,059	1,040,000	1,007,338	—	(32,662)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	3,845,306	962,000	963,789	1,789	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	3,520,739	917,361	882,439	—	(34,922)
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	403,615	1,143,548	1,113,253	—	(30,295)
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	194,393	2,537,000	2,525,610	—	(11,390)
Expiring 06/15/22	Citibank, N.A.	INR	128,693	1,677,000	1,672,020	—	(4,980)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	810,512	10,501,924	10,530,434	28,510	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	74,857	986,000	972,568	—	(13,432)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	48,954	638,000	636,023	—	(1,977)
Indonesian Rupiah,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	19,310,536	1,330,000	1,321,241	—	(8,759)
Japanese Yen,
Expiring 07/19/22	HSBC Bank PLC	JPY	225,235	1,804,447	1,741,736	—	(62,711)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	36,228	1,775,000	1,758,893	—	(16,107)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	21,399	984,000	1,038,954	54,954	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	74,276	3,521,284	3,606,159	84,875	—
Expiring 06/15/22	UBS AG	MXN	49,296	2,405,000	2,393,349	—	(11,651)
Expiring 06/15/22	UBS AG	MXN	21,348	984,000	1,036,447	52,447	—
New Taiwanese Dollar,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	58,522	2,030,000	1,994,849	—	(35,151)
Expiring 06/15/22	UBS AG	TWD	129,904	4,533,000	4,428,085	—	(104,915)
Expiring 06/15/22	UBS AG	TWD	80,370	2,813,000	2,739,600	—	(73,400)
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	1,503	1,025,797	969,896	—	(55,901)
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	6,113	1,625,000	1,583,519	—	(41,481)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/15/22	BNP Paribas S.A.	PEN	3,200	$844,378	$829,014	$—	$(15,364)
Expiring 06/15/22	Citibank, N.A.	PEN	6,850	1,787,000	1,774,394	—	(12,606)
Philippine Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	116,214	2,206,000	2,204,955	—	(1,045)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	111,893	2,123,000	2,122,957	—	(43)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	95,471	1,814,000	1,811,385	—	(2,615)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	50,888	965,000	965,504	504	—
Expiring 06/15/22	Standard Chartered Bank	PHP	208,627	3,954,000	3,958,316	4,316	—
Expiring 06/15/22	Standard Chartered Bank	PHP	176,008	3,327,000	3,339,437	12,437	—
Expiring 06/15/22	Standard Chartered Bank	PHP	90,146	1,709,000	1,710,363	1,363	—
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	11,147	2,583,964	2,487,753	—	(96,211)
Expiring 07/19/22	HSBC Bank PLC	PLN	9,419	2,171,667	2,102,197	—	(69,470)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	4,419	3,259,000	3,195,317	—	(63,683)
Expiring 06/15/22	HSBC Bank PLC	SGD	3,489	2,568,000	2,522,461	—	(45,539)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	4,803	3,541,000	3,473,010	—	(67,990)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	17,828	1,207,000	1,122,911	—	(84,089)
Expiring 06/15/22	Barclays Bank PLC	ZAR	15,028	957,000	946,570	—	(10,430)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	21,450	1,353,000	1,351,099	—	(1,901)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	15,359	962,000	967,431	5,431	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	15,169	957,000	955,478	—	(1,522)
Expiring 06/15/22	UBS AG	ZAR	41,617	2,655,000	2,621,313	—	(33,687)
South Korean Won,
Expiring 06/15/22	HSBC Bank PLC	KRW	2,572,580	2,093,000	2,036,729	—	(56,271)
Expiring 06/15/22	HSBC Bank PLC	KRW	2,057,768	1,699,000	1,629,149	—	(69,851)
Expiring 06/15/22	HSBC Bank PLC	KRW	1,207,885	977,000	956,291	—	(20,709)
Expiring 06/15/22	Standard Chartered Bank	KRW	1,893,291	1,554,000	1,498,932	—	(55,068)

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	63,313	$1,903,000	$1,849,965	$—	$(53,035)

				$120,279,189	$118,460,511	249,907	(2,068,585)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	1,575	$1,172,977	$1,114,416	$58,561	$—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	3,685	777,000	744,407	32,593	—
Expiring 05/03/22	Citibank, N.A.	BRL	9,155	1,948,371	1,849,508	98,863	—
British Pound,
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	32,051	41,814,103	40,317,164	1,496,939	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	1,295	1,025,921	1,007,758	18,163	—
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	1,311,614	1,628,000	1,523,296	104,704	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	747,561	919,227	868,210	51,017	—
Expiring 06/15/22	UBS AG	CLP	1,438,618	1,804,000	1,670,796	133,204	—
Chinese Renminbi,
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	114,651	17,950,935	17,225,036	725,899	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	20,696	3,245,000	3,109,294	135,706	—
Expiring 05/23/22	UBS AG	CNH	21,207	3,336,000	3,186,194	149,806	—
Expiring 05/23/22	UBS AG	CNH	13,777	2,148,000	2,069,804	78,196	—
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	4,491,557	1,129,000	1,125,765	3,235	—
Expiring 06/15/22	HSBC Bank PLC	COP	4,910,048	1,276,000	1,230,656	45,344	—
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	26,526	1,164,792	1,126,717	38,075	—
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	75,824	82,435,855	80,331,724	2,104,131	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	892	966,000	945,176	20,824	—
Expiring 07/19/22	Deutsche Bank AG	EUR	98,188	107,181,186	104,024,921	3,156,265	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/22	Standard Chartered Bank	EUR	99,492	$108,996,545	$105,406,367	$3,590,178	$—
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	287,832	3,739,000	3,739,605	—	(605)
Expiring 06/15/22	HSBC Bank PLC	INR	279,537	3,606,000	3,631,836	—	(25,836)
Expiring 06/15/22	HSBC Bank PLC	INR	167,704	2,164,000	2,178,858	—	(14,858)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	288,572	3,752,000	3,749,219	2,781	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	254,687	3,309,000	3,308,976	24	—
Indonesian Rupiah,
Expiring 06/15/22	Citibank, N.A.	IDR	23,148,934	1,593,182	1,583,867	9,315	—
Expiring 06/15/22	Citibank, N.A.	IDR	4,719,930	324,818	322,941	1,877	—
Expiring 06/15/22	Goldman Sachs International	IDR	55,701,432	3,885,966	3,811,133	74,833	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	13,890,943	961,000	950,428	10,572	—
Israeli Shekel,
Expiring 06/15/22	Bank of America, N.A.	ILS	4,897	1,514,240	1,470,417	43,823	—
Expiring 06/15/22	Bank of America, N.A.	ILS	3,878	1,189,760	1,164,467	25,293	—
Expiring 06/15/22	Barclays Bank PLC	ILS	5,713	1,745,000	1,715,452	29,548	—
Expiring 06/15/22	Citibank, N.A.	ILS	6,111	1,913,000	1,834,736	78,264	—
Expiring 06/15/22	HSBC Bank PLC	ILS	7,398	2,253,000	2,221,236	31,764	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	7,213	2,213,000	2,165,653	47,347	—
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	28,533	1,338,000	1,385,295	—	(47,295)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	19,879	962,000	965,119	—	(3,119)
Expiring 06/15/22	UBS AG	MXN	32,549	1,530,000	1,580,294	—	(50,294)
New Taiwanese Dollar,
Expiring 06/15/22	Citibank, N.A.	TWD	52,143	1,788,000	1,777,427	10,573	—
Expiring 06/15/22	Goldman Sachs International	TWD	400,743	14,195,644	13,660,227	535,417	—
Expiring 06/15/22	HSBC Bank PLC	TWD	50,359	1,740,000	1,716,602	23,398	—
Expiring 06/15/22	HSBC Bank PLC	TWD	49,955	1,710,000	1,702,814	7,186	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	50,483	1,730,000	1,720,843	9,157	—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	136,701	2,613,000	2,593,662	19,338	—
Expiring 06/15/22	Citibank, N.A.	PHP	50,823	986,000	964,281	21,719	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	51,692	$990,000	$980,759	$9,241	$—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	109,267	2,062,418	2,073,141	—	(10,723)
Expiring 06/15/22	Standard Chartered Bank	PHP	125,247	2,420,000	2,376,336	43,664	—
Polish Zloty,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	2,074	476,000	462,882	13,118	—
Singapore Dollar,
Expiring 06/15/22	Credit Suisse International	SGD	2,842	2,086,000	2,055,072	30,928	—
Expiring 06/15/22	Goldman Sachs International	SGD	4,205	3,043,000	3,040,524	2,476	—
Expiring 06/15/22	HSBC Bank PLC	SGD	4,046	2,916,000	2,925,181	—	(9,181)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	14,148	10,397,090	10,229,670	167,420	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	51,789	3,413,798	3,262,011	151,787	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	51,529	3,331,702	3,245,682	86,020	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	34,262	2,215,235	2,158,041	57,194	—
Expiring 06/15/22	Citibank, N.A.	ZAR	51,789	3,403,792	3,262,012	141,780	—
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	8,951,262	7,285,267	7,086,777	198,490	—
Expiring 06/15/22	HSBC Bank PLC	KRW	2,106,097	1,665,000	1,667,412	—	(2,412)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	2,858,574	2,267,000	2,263,153	3,847	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	2,298,325	1,844,000	1,819,600	24,400	—
Expiring 06/15/22	Standard Chartered Bank	KRW	2,486,470	1,987,000	1,968,556	18,444	—
Expiring 06/15/22	Standard Chartered Bank	KRW	2,096,423	1,647,000	1,659,753	—	(12,753)
Swiss Franc,
Expiring 07/19/22	Barclays Bank PLC	CHF	1,010	1,086,871	1,042,864	44,007	—
Thai Baht,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	547,809	16,528,638	16,006,662	521,976	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	32,699	$957,000	$955,440	$1,560	$—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	95,377	2,846,000	2,786,875	59,125	—

				$518,543,333	$504,121,000	14,599,409	(177,076)

						$14,849,316	$(2,245,661)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	885	HUF	333,707	$17,178	$—	HSBC Bank PLC
07/19/22	Buy	HUF	348,813	EUR	910	—	(1,998)	JPMorgan Chase Bank, N.A.

						$17,178	$(1,998)

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,000	$ 253,723	$689	$253,034	Bank of America, N.A.
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,000	(20,626)	689	(21,315)	Bank of America, N.A.
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,500	(8,434)	1,033	(9,467)	Bank of America, N.A.
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	6,000	332,945	4,131	328,814	Bank of America, N.A.
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,000	(19,864)	689	(20,553)	Bank of America, N.A.
People’s Republic of China (D01)	06/20/27	1.000%(Q)	6,000	(76,693)	4,131	(80,824)	Bank of America, N.A.
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,000	647,592	689	646,903	Bank of America, N.A.

See Notes to Financial Statements.

72

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,500	$ 1,412	$1,033	$379	Bank of America, N.A.
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,000	183,069	2,066	181,003	Bank of America, N.A.
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	4,500	30,834	3,099	27,735	Bank of America, N.A.
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,000	8,845	689	8,156	Bank of America, N.A.
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,500	7,118	1,033	6,085	Bank of America, N.A.
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,000	3,478	689	2,789	Bank of America, N.A.
Republic of South Africa (D01)	06/20/27	1.000%(Q)	6,000	401,483	4,131	397,352	Bank of America, N.A.
Republic of Turkey (D01)	06/20/27	1.000%(Q)	6,000	1,225,396	4,131	1,221,265	Bank of America, N.A.
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,000	688,476	689	687,787	Bank of America, N.A.
State of Qatar (D01)	06/20/27	1.000%(Q)	1,000	(19,768)	689	(20,457)	Bank of America, N.A.
United Mexican States (D01)	06/20/27	1.000%(Q)	6,000	104,034	4,131	99,903	Bank of America, N.A.
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	4,000	1,014,889	3,314	1,011,575	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	4,000	(82,506)	3,314	(85,820)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	6,000	(33,737)	4,971	(38,708)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	24,000	1,331,782	19,883	1,311,899	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	4,000	(79,458)	3,314	(82,772)	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	06/20/27	1.000%(Q)	24,000	(306,770)	19,883	(326,653)	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	06/20/27	1.000%(Q)	4,000	2,590,365	3,314	2,587,051	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	06/20/27	1.000%(Q)	6,000	5,647	4,971	676	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	06/20/27	1.000%(Q)	12,000	732,275	9,942	722,333	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	18,000	123,336	14,913	108,423	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	06/20/27	1.000%(Q)	4,000	35,379	3,314	32,065	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru (D02)	06/20/27	1.000%(Q)	6,000	$ 28,471	$4,971	$23,500	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	06/20/27	1.000%(Q)	4,000	13,910	3,314	10,596	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	06/20/27	1.000%(Q)	24,000	1,605,933	19,883	1,586,050	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	06/20/27	1.000%(Q)	24,000	4,901,585	19,883	4,881,702	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	4,000	2,753,902	3,314	2,750,588	Morgan Stanley & Co. International PLC
State of Qatar (D02)	06/20/27	1.000%(Q)	4,000	(79,074)	3,314	(82,388)	Morgan Stanley & Co. International PLC
United Mexican States (D02)	06/20/27	1.000%(Q)	24,000	416,137	19,883	396,254	Morgan Stanley & Co. International PLC

				$18,715,086	$200,126	$18,514,960

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	50,000	2.813%	$(3,947,708)	$(59,217)	$(3,888,491)	Bank of America, N.A.
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	200,000	2.813%	(15,790,832)	(284,996)	(15,505,836)	Morgan Stanley &Co. International PLC

					$(19,738,540)	$(344,213)	$(19,394,327)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

See Notes to Financial Statements.

74

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	05/14/22	0.500%(M)	13,953	0.500%	$9,106	$(538)	$9,644	Goldman Sachs International
GS_21-PJA	05/14/22	0.250%(M)	26,898	*	8,777	(519)	9,296	Goldman Sachs International

					$17,883	$(1,057)	$18,940

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	2,715	$1,338,643	$1,362,306	$(23,663)	Barclays Bank PLC
Russian Federation	06/20/25	1.000%(Q)	13,000	7,936,188	8,069,750	(133,562)	HSBC Bank PLC
United Mexican States	06/20/23	1.000%(Q)	450	(2,961)	657	(3,618)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(2,894)	1,594	(4,488)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(987)	604	(1,591)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(986)	559	(1,545)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(987)	204	(1,191)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(493)	110	(603)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	(1,432)	1,269	(2,701)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(1,106)	818	(1,924)	Citibank, N.A.

				$9,262,985	$9,437,871	$(174,886)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q)	3,210	0.473%	$6,180	$3,431	$2,749	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)	5,350	0.407%	10,810	5,794	5,016	Goldman Sachs International
Bank of Nova Scotia	06/20/22	1.000%(Q)	10,000	0.497%	18,908	9,013	9,895	Credit Suisse International

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Boeing Co.	06/20/24	1.000%(Q)		1,760	1.320%	$(9,606)	$5,210	$(14,816)	Goldman Sachs International
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)		3,000	*	30,794	(20,852)	51,646	Deutsche Bank AG
Citigroup, Inc.	06/20/22	1.000%(Q)		3,490	0.499%	6,590	3,731	2,859	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	2,000	0.507%	3,966	3,449	517	Barclays Bank PLC
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		810	1.272%	9,071	4,470	4,601	Credit Suisse International
Electricite de France SA	12/20/22	1.000%(Q)	EUR	3,200	0.487%	15,224	19,360	(4,136)	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		1,350	0.941%	15,762	6,714	9,048	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		4,330	0.266%	9,632	4,203	5,429	Morgan Stanley &Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		3,580	1.803%	453,585	578,069	(124,484)	Goldman Sachs International
Halliburton Company	12/20/26	1.000%(Q)		1,600	0.871%	10,762	14,237	(3,475)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		600	0.691%	4,579	4,978	(399)	Goldman Sachs International
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)		5,000	0.242%	11,152	3,421	7,731	HSBC Bank PLC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		2,700	*	(220,270)	(236,965)	16,695	Bank of America, N.A.
Naturgy Energy Group SA	06/20/22	1.000%(Q)	EUR	14,270	0.504%	28,360	20,389	7,971	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)		375	2.404%	(5,490)	(4,830)	(660)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		365	2.404%	(5,343)	(5,535)	192	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		125	2.404%	(1,830)	(1,942)	112	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		125	2.404%	(1,830)	(1,907)	77	Citibank, N.A.

See Notes to Financial Statements.

76

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q	)	125	2.404%	$(1,830)	$(1,599)	$(231)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q	)	65	2.404%	(951)	(837)	(114)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q	)	285	3.304%	(15,845)	(14,369)	(1,476)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q	)	220	3.304%	(12,231)	(10,963)	(1,268)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q	)	4,280	0.221%	9,798	4,695	5,103	Goldman Sachs International
Republic of Italy	09/20/22	1.000%(Q	)	3,375	0.235%	14,213	12,260	1,953	Bank of America, N.A.
Russian Federation	03/20/25	1.000%(Q	)	13,000	69.464%	(7,864,981)	(8,069,093)	204,112	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q	)	3,240	0.894%	17,103	31,161	(14,058)	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000%(Q	)	4,820	0.886%	26,926	83,720	(56,794)	Goldman Sachs International

						$(7,436,792)	$(7,550,587)	$113,795

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q	)	241,355	$(3,403,464)	$(2,116,785)	$1,286,679

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q	)	10,940	4.634%	$462,103	$227,136	$(234,967)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.Tokyo 30% - 100%^	06/20/22	0.000%(	10,000	*	$(342)	$(1,047)	$705	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

See Notes to Financial Statements.

78

derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	2,340	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(53,314)	$20,183	$73,497
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	16,184	39,166
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(448,713)	438,068	886,781
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	398,509	448,228	49,719
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	121,024	121,024
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	125,731	283,332
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(22,856)	39,967	62,823
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	143,032	166,807	23,775
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	40,644	68,541

					$(191,822)	$1,416,836	$1,608,658

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -60bps(Q)	Goldman Sachs International	7/14/22	(11,380)	$420,569	$—	$420,569

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$10,456,302	$(8,715,209)	$20,059,837	$(20,560,081)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$14,166,526

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$ —	$40,238,794	$—
Collateralized Loan Obligations	—	665,757,419	—
Consumer Loans	—	23,758,849	—
Credit Cards	—	7,549,531	—
Home Equity Loans	—	1,589,157	—
Other	—	10,274,613	—
Residential Mortgage-Backed Securities	—	9,581,811	1,646
Student Loans	—	12,669,763	—
Bank Loans	—	52,458,848	4,583,121
Commercial Mortgage-Backed Securities	—	297,335,390	—
Corporate Bonds	—	952,983,010	9,679,996
Municipal Bonds	—	27,625,277	—
Residential Mortgage-Backed Securities	—	204,567,571	15,049,954
Sovereign Bonds	—	83,433,997	—
U.S. Government Agency Obligations	—	2,989,269	—
U.S. Treasury Obligations	—	353,240,730	—
Common Stocks	—	993,658	—
Preferred Stock	127,550	—	—
Rights	—	—	7,238
Warrants	—	—	1,729
Short-Term Investments
Affiliated Mutual Funds	376,749,681	—	—

See Notes to Financial Statements.

80

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
Unaffiliated Fund	$108,316,023	$—	$—
Options Purchased	—	5,124,148	—

Total	$485,193,254	$2,752,171,835	$29,323,684

Liabilities
Options Written	$ —	$(3,640,912)	$(80,348)

Other Financial Instruments*
Assets
Futures Contracts	$ 19,622,525	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	14,849,316	—
OTC Cross Currency Exchange Contracts	—	17,178	—
OTC Packaged Credit Default Swap Agreements	—	19,442,016	—
Centrally Cleared Credit Default Swap Agreement	—	1,286,679	—
OTC Credit Default Swap Agreements	—	9,978,246	17,883
Centrally Cleared Interest Rate Swap Agreements	—	1,608,658	—
OTC Total Return Swap Agreement	—	420,569	—

Total	$ 19,622,525	$47,602,662	$17,883

Liabilities
Futures Contracts	$(10,895,255)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,245,661)	—
OTC Cross Currency Exchange Contracts	—	(1,998)	—
OTC Packaged Credit Default Swap Agreements	—	(20,465,470)	—
Centrally Cleared Credit Default Swap Agreement	—	(234,967)	—
OTC Credit Default Swap Agreements	—	(7,931,783)	(220,612)

Total	$(10,895,255)	$(30,879,879)	$(220,612)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 10/31/21	$6,936,000	$—	$—	$8,500,000	$3,000,000
Realized gain (loss)	—	—	31	—	—
Change in unrealized appreciation (depreciation)	—	1,645	(1,354)	—	(199,277)
Purchases/Exchanges/Issuances	—	1	3,601,500	—	556,713
Sales/Paydowns	—	—	(5,088)	—	(3,000,000)
Accrued discount/premium	—	—	1,262	—	(5,393)
Transfers into Level 3*	—	—	986,770	—	9,327,953
Transfers out of Level 3*	(6,936,000)	—	—	(8,500,000)	—

Balance as of 04/30/22	$—	$1,646	$4,583,121	$—	$9,679,996

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$1,645	$(1,354)	$—	$(199,277)

	Residential Mortgage-Backed Securities	Common Stocks	Right	Warrants	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/21	$16,984,779	$—	$—	$1,729	$(107,268)	$6,241
Realized gain (loss)	—	—	—	—	—	3,299
Change in unrealized appreciation (depreciation)	—	—	7,238	—	26,920	(200,722)
Purchases/Exchanges/Issuances	15,400,000	—	—	—	—	—
Sales/Paydowns	(9,834,825)	—	—	—	—	(11,547)
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	(7,500,000)	—	—	—	—	—

Balance as of 04/30/22	$15,049,954	$—	$7,238	$1,729	$(80,348)	$(202,729)

See Notes to Financial Statements.

82

	Residential Mortgage-Backed Securities	Common Stocks	Right	Warrants	Options Written	OTC Credit Default Swap Agreements

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$7,238	$—	$26,920	$(200,722)

* It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities- Residential Mortgage-Backed Securities	$1,646	Market	Pro Rata Distribution	Estimated Distribution
Corporate Bonds	3	Market	Worthless	Estimated Future Distributions
Rights	7,238	Market	Enterprise Value	Estimated Weighted Value
	$8,887

** The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers.

As of April 30, 2022, the aggregate value of these securities was $29,031,720. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Collateralized Loan Obligations	20.9%
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	11.8
U.S. Treasury Obligations	11.1
Commercial Mortgage-Backed Securities	9.3
Residential Mortgage-Backed Securities	7.2
Banks	6.6
Unaffiliated Fund	3.4

Sovereign Bonds	2.6%
Oil & Gas	2.5
Telecommunications	2.1
Foods	1.6
Media	1.5
Pharmaceuticals	1.5
Electric	1.3
Automobiles	1.3
Aerospace & Defense	1.1

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Industry Classification (continued):

Auto Manufacturers	0.9%
Real Estate Investment Trusts (REITs)	0.9
Entertainment	0.9
Diversified Financial Services	0.9
Chemicals	0.9
Home Builders	0.9
Municipal Bonds	0.9
Healthcare-Services	0.9
Consumer Loans	0.8
Retail	0.7
Commercial Services	0.7
Pipelines	0.7
Mining	0.6
Iron/Steel	0.5
Multi-National	0.4
Student Loans	0.4
Packaging & Containers	0.3
Other	0.3
Auto Parts & Equipment	0.3
Computers	0.3
Office/Business Equipment	0.3
Airlines	0.3
Lodging	0.2
Credit Cards	0.2
Semiconductors	0.2
Real Estate	0.2
Gas	0.2
Engineering & Construction	0.2
Distribution/Wholesale	0.2
Electrical Components & Equipment	0.2
Options Purchased	0.2
Building Materials	0.2
Internet	0.2
Metal Fabricate/Hardware	0.1
Biotechnology	0.1
Software	0.1
U.S. Government Agency Obligations	0.1
Insurance	0.1
Forest Products & Paper	0.1
Healthcare-Products	0.1
Transportation	0.1
Home Equity Loans	0.1
Machinery-Diversified	0.0	*
Toys/Games/Hobbies	0.0	*
Wireless Telecommunication Services	0.0	*
Machinery-Construction & Mining	0.0	*

Investment Companies	0.0	*%
Environmental Control	0.0	*
Capital Markets	0.0	*
Home Furnishings	0.0	*
Diversified Telecommunication Services	0.0	*

	102.7
Options Written	(0.1)
Liabilities in excess of other assets	(2.6)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

84

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,286,679	*	Due from/to broker-variation margin swaps	$ 234,967	*
Credit contracts	Premiums paid for OTC swap agreements	10,456,302		Premiums received for OTC swap agreements	8,715,209
Credit contracts	Unaffiliated investments	4,034,736		Options written outstanding, at value	2,555,853
Credit contracts	Unrealized appreciation on OTC swap agreements	19,639,268		Unrealized depreciation on OTC swap agreements	20,560,081
Foreign exchange contracts	Unaffiliated investments	1,089,412		Options written outstanding, at value	1,165,407
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	17,178		Unrealized depreciation on OTC cross currency exchange contracts	1,998
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	14,849,316		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,245,661
Interest rate contracts	Due from/to broker-variation margin futures	19,622,525	*	Due from/to broker-variation margin futures	10,895,255	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,608,658	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	420,569		—	—

		$73,024,643			$46,374,431

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(1,584,732)	$1,859,122	$—	$—	$2,070,168
Foreign exchange contracts	2,096,498	(2,161,894)	—	23,985,039	—
Interest rate contracts	—	—	(4,988,244)	—	(27,943,914)

Total	$511,766	$(302,772)	$(4,988,244)	$23,985,039	$(25,873,746)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$1,686,571	$163,066	$—	$—	$(171,369)
Foreign exchange contracts	62,613	(210,069)	—	12,945,245	—
Interest rate contracts	—	—	1,368,645	—	25,373,020

Total	$1,749,184	$(47,003)	$1,368,645	$12,945,245	$25,201,651

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 2,081,109
Options Written (2)	1,115,212,481
Futures Contracts - Long Positions (2)	1,064,012,849
Futures Contracts - Short Positions (2)	598,008,759
Forward Foreign Currency Exchange Contracts - Purchased (3)	141,745,654
Forward Foreign Currency Exchange Contracts - Sold (3)	560,333,991
Cross Currency Exchange Contracts (4)	1,652,363
Interest Rate Swap Agreements (2)	183,076,343
Credit Default Swap Agreements - Buy Protection (2)	185,086,667
Credit Default Swap Agreements - Sell Protection (2)	258,224,502
Total Return Swap Agreements (2)	3,793,386

See Notes to Financial Statements.

86

Derivative Contract Type	Average Volume of Derivative Activities*
Inflation Swap Agreements (2)	$ 22,941,667

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$62,890,965	$(62,890,965)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$ 4,347,945	$ (4,492,137)	$(144,192)	$144,192	$—
Barclays Bank PLC	3,036,603	(1,109,549)	1,927,054	(1,875,441)	51,613
BNP Paribas S.A.	2,846,182	(254,558)	2,591,624	(2,591,624)	—
Citibank, N.A.	912,465	(756,224)	156,241	—	156,241
Credit Suisse International	74,669	—	74,669	—	74,669
Deutsche Bank AG	3,207,911	(20,852)	3,187,059	(1,340,000)	1,847,059
Goldman Sachs International	2,546,715	(1,039,283)	1,507,432	(955,000)	552,432
HSBC Bank PLC	8,409,884	(9,006,626)	(596,742)	596,742	—
JPMorgan Chase Bank, N.A.	2,105,235	(863,515)	1,241,720	(1,241,720)	—
Morgan Stanley & Co. International PLC	17,438,178	(17,354,493)	83,685	(83,685)	—
Standard Chartered Bank	3,670,402	(67,821)	3,602,581	(3,602,581)	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

The Toronto-Dominion Bank	$ 1,496,939	$—	$1,496,939	$(1,496,939)	$—
UBS AG	413,653	(279,151)	134,502	—	134,502

	$50,506,781	$(35,244,209)	$15,262,572	$(12,446,056)	$2,816,516

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

88

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $62,890,965:
Unaffiliated investments (cost $3,059,089,828)	$2,889,939,092
Affiliated investments (cost $378,938,236)	376,749,681
Foreign currency, at value (cost $3,596,677)	3,549,133
Unrealized appreciation on OTC swap agreements	20,059,837
Receivable for Fund shares sold	18,159,278
Dividends and interest receivable	16,639,458
Unrealized appreciation on OTC forward foreign currency exchange contracts	14,849,316
Premiums paid for OTC swap agreements	10,456,302
Receivable for investments sold	2,362,526
Due from broker—variation margin swaps	389,811
Unrealized appreciation on OTC cross currency exchange contracts	17,178
Prepaid expenses and other assets	136,831

Total Assets	3,353,308,443

Liabilities

Payable to broker for collateral for securities on loan	65,015,060
Payable for investments purchased	53,545,195
Unrealized depreciation on OTC swap agreements	20,560,081
Payable for Fund shares purchased	16,497,281
Premiums received for OTC swap agreements	8,715,209
Options written outstanding, at value (premiums received $3,569,985)	3,721,260
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,245,661
Management fee payable	700,948
Accrued expenses and other liabilities	373,803
Due to broker—variation margin futures	281,751
Distribution fee payable	76,270
Dividends payable	8,629
Affiliated transfer agent fee payable	5,601
Unrealized depreciation on OTC cross currency exchange contracts	1,998

Total Liabilities	171,748,747

Net Assets	$3,181,559,696

Net assets were comprised of:
Common stock, at par	$355,959
Paid-in capital in excess of par	3,422,159,685
Total distributable earnings (loss)	(240,955,948)

Net assets, April 30, 2022	$3,181,559,696

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    89

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share, ($255,961,187 ÷ 28,691,247 shares of common stock issued and outstanding)	$8.92
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.13

Class C

Net asset value, offering price and redemption price per share, ($28,651,589 ÷ 3,209,855 shares of common stock issued and outstanding)	$8.93

Class Z

Net asset value, offering price and redemption price per share, ($1,439,037,257 ÷ 160,720,833 shares of common stock issued and outstanding)	$8.95

Class R6

Net asset value, offering price and redemption price per share, ($1,457,909,663 ÷ 163,337,112 shares of common stock issued and outstanding)	$8.93

See Notes to Financial Statements.

90

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income	$37,888,753
Affiliated dividend income	1,076,630
Income from securities lending, net (including affiliated income of $24,166)	36,518
Unaffiliated dividend income	29,474

Total income	39,031,375

Expenses
Management fee	5,200,482
Distribution fee(a)	487,219
Transfer agent’s fees and expenses (including affiliated expense of $12,376)(a)	1,029,580
Custodian and accounting fees	136,522
Registration fees(a)	129,375
Shareholders’ reports	75,135
Audit fee	31,563
Directors’ fees	21,176
Legal fees and expenses	15,717
SEC registration fees	14,548
Miscellaneous	25,675

Total expenses	7,166,992
Less: Fee waiver and/or expense reimbursement(a)	(788,309)

Net expenses	6,378,683

Net investment income (loss)	32,652,692

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,310))	(3,928,448)
Futures transactions	(4,988,244)
Forward and cross currency contract transactions	23,985,039
Options written transactions	(302,772)
Swap agreement transactions	(25,873,746)
Foreign currency transactions	(3,631,718)

(14,739,889)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,447,870))	(193,137,354)
Futures	1,368,645
Forward and cross currency contracts	12,945,245
Options written	(47,003)
Swap agreements	25,201,651
Foreign currencies	116,130
Unfunded loan commitments	(10,465)

(153,563,151)

Net gain (loss) on investment and foreign currency transactions	(168,303,040)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(135,650,348)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    91

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	329,815	157,404	—	—
Transfer agent’s fees and expenses	86,266	13,268	923,769	6,277
Registration fees	21,215	12,085	57,052	39,023
Fee waiver and/or expense reimbursement	(25,375)	(3,027)	(583,980)	(175,927)

See Notes to Financial Statements.

92

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$32,652,692	$55,613,143
Net realized gain (loss) on investment and foreign currency transactions	(14,739,889)	34,586,584
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(153,563,151)	(44,704,260)

Net increase (decrease) in net assets resulting from operations	(135,650,348)	45,495,467

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,040,527)	(5,904,059)
Class C	(353,486)	(538,891)
Class Z	(26,386,997)	(37,229,422)
Class R6	(22,765,161)	(27,936,007)

	(53,546,171)	(71,608,379)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	963,195,488	1,807,053,101
Net asset value of shares issued in reinvestment of dividends and distributions	53,493,962	71,002,016
Cost of shares purchased	(888,938,721)	(902,698,717)

Net increase (decrease) in net assets from Fund share transactions	127,750,729	975,356,400

Total increase (decrease)	(61,445,790)	949,243,488

Net Assets:

Beginning of period	3,243,005,486	2,293,761,998

End of period	$3,181,559,696	$3,243,005,486

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    93

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.45		$9.51	$9.72	$9.50	$9.72	$9.68
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.22	0.28	0.22	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)		(0.01)	(0.01)	0.28	(0.18)	0.07
Total from investment operations	(0.39)		0.16	0.21	0.56	0.04	0.27
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.22)	(0.28)	(0.34)	(0.26)	(0.23)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.12)	-	-	-
Total dividends and distributions	(0.14)		(0.22)	(0.42)	(0.34)	(0.26)	(0.23)
Net asset value, end of period	$8.92		$9.45	$9.51	$9.72	$9.50	$9.72
Total Return(b):	(4.18)%		1.73%	2.22%	6.01%	0.38%	2.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$255,961		$268,235	$207,475	$125,539	$68,089	$25,392
Average net assets (000)	$266,038		$253,168	$171,581	$89,724	$51,957	$15,175
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.67%	0.77%	0.82%	0.85%
Expenses before waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.71%	0.82%	0.91%	1.16%
Net investment income (loss)	1.75	%(e)	1.76%	2.32%	2.86%	2.34%	2.08%
Portfolio turnover rate(f)	22%		49%	40%	67%	70%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

94

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.46		$9.52	$9.73	$9.50	$9.72	$9.69
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.14	0.20	0.15	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)		- (b)	(0.01)	0.29	(0.19)	0.06
Total from investment operations	(0.43)		0.09	0.13	0.49	(0.04)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.20)	(0.26)	(0.18)	(0.16)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.12)	-	-	-
Total dividends and distributions	(0.10)		(0.15)	(0.34)	(0.26)	(0.18)	(0.16)
Net asset value, end of period	$8.93		$9.46	$9.52	$9.73	$9.50	$9.72
Total Return(c):	(4.57)%		0.91%	1.34%	5.24%	(0.40)%	1.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,652		$34,006	$33,364	$27,197	$17,597	$10,471
Average net assets (000)	$31,742		$35,068	$31,505	$22,711	$14,381	$9,001
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.48	%(f)	1.47%	1.55%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.50	%(f)	1.49%	1.59%	1.68%	1.86%	1.99%
Net investment income (loss)	0.92	%(f)	0.96%	1.47%	2.05%	1.54%	1.36%
Portfolio turnover rate(g)	22%		49%	40%	67%	70%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    95

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.49		$9.55	$9.76	$9.53	$9.75	$9.69
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.25	0.30	0.26	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)		- (b)	(0.01)	0.30	(0.19)	0.10
Total from investment operations	(0.39)		0.19	0.24	0.60	0.07	0.32
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.25)	(0.31)	(0.37)	(0.29)	(0.26)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.12)	-	-	-
Total dividends and distributions	(0.15)		(0.25)	(0.45)	(0.37)	(0.29)	(0.26)
Net asset value, end of period	$8.95		$9.49	$9.55	$9.76	$9.53	$9.75
Total Return(c):	(4.14)%		2.00%	2.50%	6.39%	0.69%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,439,037		$1,633,850	$1,214,725	$737,632	$327,029	$75,355
Average net assets (000)	$1,603,717		$1,435,782	$960,154	$552,598	$212,606	$37,657
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.39%	0.40%	0.50%	0.51%	0.60%
Expenses before waivers and/or expense reimbursement	0.46	%(f)	0.46%	0.48%	0.56%	0.63%	0.81%
Net investment income (loss)	2.01	%(f)	2.02%	2.59%	3.14%	2.70%	2.26%
Portfolio turnover rate(g)	22%		49%	40%	67%	70%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.46		$9.52	$9.73	$9.50	$9.72	$9.69
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20	0.26	0.31	0.26	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)		- (b)	(0.02)	0.30	(0.19)	0.06
Total from investment operations	(0.38)		0.20	0.24	0.61	0.07	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.31)	(0.38)	(0.29)	(0.26)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.12)	-	-	-
Total dividends and distributions	(0.15)		(0.26)	(0.45)	(0.38)	(0.29)	(0.26)
Net asset value, end of period	$8.93		$9.46	$9.52	$9.73	$9.50	$9.72
Total Return(c):	(4.01)%		2.07%	2.57%	6.52%	0.78%	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,457,910		$1,306,914	$838,198	$747,059	$553,199	$266,398
Average net assets (000)	$1,375,741		$1,054,215	$786,082	$682,527	$386,281	$175,232
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.32	%(f)	0.32%	0.33%	0.39%	0.42%	0.60%
Expenses before waivers and/or expense reimbursement	0.35	%(f)	0.35%	0.38%	0.45%	0.51%	0.70%
Net investment income (loss)	2.08	%(f)	2.07%	2.71%	3.26%	2.74%	2.34%
Portfolio turnover rate(g)	22%		49%	40%	67%	70%	84%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund    97

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

98

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Short Duration Multi-Sector Bond Fund    99

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

100

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Short Duration Multi-Sector Bond Fund    101

Notes to Financial Statements  (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

102

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

PGIM Short Duration Multi-Sector Bond Fund    103

Notes to Financial Statements  (unaudited) (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

104

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

PGIM Short Duration Multi-Sector Bond Fund    105

Notes to Financial Statements  (unaudited) (continued)

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably

106

determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will

PGIM Short Duration Multi-Sector Bond Fund    107

Notes to Financial Statements  (unaudited) (continued)

return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

108

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.32% of average daily net assets up to $5 billion;	0.32%
0.31% of average daily net assets over $5 billion

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Short Duration Multi-Sector Bond Fund    109

Notes to Financial Statements  (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.85%
C	1.60
Z	0.39
R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$143,174	$81,801
C	—	2,329

110

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$804,802,298	$413,455,533

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

PGIM Short Duration Multi-Sector Bond Fund    111

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund(1)(wc)
$ 63,099,095	$ 251,055,752	$ —	$(2,455,989)	$ —	$ 311,698,858	34,177,506	$ 1,058,879

PGIM Core Ultra Short Bond Fund(1)(wc)
116,624,332	152,084,443	268,708,775	—	—	—	—	17,751

PGIM Institutional Money Market Fund(1)(b)(wc)
30,258,222	185,138,377	150,337,585	8,119	(16,310)	65,050,823	65,102,905	24,166	(2)
$209,981,649	$588,278,572	$419,046,360	$(2,447,870)	$(16,310)	$376,749,681		$1,100,796

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$3,436,488,776	$65,291,182	$(213,565,121)	$(148,273,939)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $46,253,000 which can be carried forward for an unlimited period. The Fund utilized approximately $14,191,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

112

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 3,325,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares
A	250,000,000
C	50,000,000
Z	1,500,000,000
T	25,000,000
R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	78.4

PGIM Short Duration Multi-Sector Bond Fund    113

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	7,840,549	$72,521,801
Shares issued in reinvestment of dividends and distributions	435,980	4,035,116
Shares purchased	(7,851,808)	(72,499,496)
Net increase (decrease) in shares outstanding before conversion	424,721	4,057,421
Shares issued upon conversion from other share class(es)	353,174	3,267,738
Shares purchased upon conversion into other share class(es)	(465,323)	(4,292,596)
Net increase (decrease) in shares outstanding	312,572	$3,032,563

Year ended October 31, 2021:
Shares sold	17,105,023	$163,843,726
Shares issued in reinvestment of dividends and distributions	609,731	5,830,048
Shares purchased	(10,999,226)	(105,083,975)
Net increase (decrease) in shares outstanding before conversion	6,715,528	64,589,799
Shares issued upon conversion from other share class(es)	529,829	5,080,063
Shares purchased upon conversion into other share class(es)	(678,240)	(6,498,243)
Net increase (decrease) in shares outstanding	6,567,117	$63,171,619

Class C
Six months ended April 30, 2022:
Shares sold	309,250	$2,872,024
Shares issued in reinvestment of dividends and distributions	37,885	351,749
Shares purchased	(569,661)	(5,272,864)
Net increase (decrease) in shares outstanding before conversion	(222,526)	(2,049,091)
Shares purchased upon conversion into other share class(es)	(163,322)	(1,502,087)
Net increase (decrease) in shares outstanding	(385,848)	$(3,551,178)

Year ended October 31, 2021:
Shares sold	938,477	$8,999,294
Shares issued in reinvestment of dividends and distributions	56,072	536,746
Shares purchased	(715,969)	(6,846,686)
Net increase (decrease) in shares outstanding before conversion	278,580	2,689,354
Shares purchased upon conversion into other share class(es)	(188,529)	(1,806,621)
Net increase (decrease) in shares outstanding	90,051	$882,733

114

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	54,331,005	$504,006,223
Shares issued in reinvestment of dividends and distributions	2,837,964	26,351,868
Shares purchased	(68,818,802)	(634,641,014)
Net increase (decrease) in shares outstanding before conversion	(11,649,833)	(104,282,923)
Shares issued upon conversion from other share class(es)	469,029	4,325,915
Shares purchased upon conversion into other share class(es)	(329,974)	(3,066,016)
Net increase (decrease) in shares outstanding	(11,510,778)	$(103,023,024)

Year ended October 31, 2021:
Shares sold	105,858,382	$1,016,213,225
Shares issued in reinvestment of dividends and distributions	3,825,086	36,712,425
Shares purchased	(62,165,370)	(596,503,506)
Net increase (decrease) in shares outstanding before conversion	47,518,098	456,422,144
Shares issued upon conversion from other share class(es)	749,562	7,210,374
Shares purchased upon conversion into other share class(es)	(3,276,931)	(31,416,317)
Net increase (decrease) in shares outstanding	44,990,729	$432,216,201

Class R6
Six months ended April 30, 2022:
Shares sold	41,697,935	$383,795,440
Shares issued in reinvestment of dividends and distributions	2,461,357	22,755,229
Shares purchased	(19,157,390)	(176,525,347)
Net increase (decrease) in shares outstanding before conversion	25,001,902	230,025,322
Shares issued upon conversion from other share class(es)	155,171	1,446,205
Shares purchased upon conversion into other share class(es)	(19,185)	(179,159)
Net increase (decrease) in shares outstanding	25,137,888	$231,292,368

Year ended October 31, 2021:
Shares sold	64,627,849	$617,996,856
Shares issued in reinvestment of dividends and distributions	2,919,016	27,922,797
Shares purchased	(20,298,004)	(194,264,550)
Net increase (decrease) in shares outstanding before conversion	47,248,861	451,655,103
Shares issued upon conversion from other share class(es)	2,972,658	28,392,844
Shares purchased upon conversion into other share class(es)	(100,241)	(962,100)
Net increase (decrease) in shares outstanding	50,121,278	$479,085,847

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Short Duration Multi-Sector Bond Fund    115

Notes to Financial Statements  (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 –9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $516,000, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $516,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its

116

holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

PGIM Short Duration Multi-Sector Bond Fund    117

Notes to Financial Statements  (unaudited) (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to

118

sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and

PGIM Short Duration Multi-Sector Bond Fund    119

Notes to Financial Statements  (unaudited) (continued)

become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads,

120

increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Short Duration Multi-Sector Bond Fund    121

Notes to Financial Statements (unaudited) (continued)

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U. S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging

122

relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Short Duration Multi-Sector Bond Fund    123

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

124

This Page Intentionally Left Blank

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX

CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E2

PGIM ESG TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM ESG Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG Total Return Bond Fund

June 15, 2022

PGIM ESG Total Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Total Returns as of 4/30/22 (without sales charges) Since Inception* (%)

Class A	-10.25	-10.13 (09/30/2021)

Class C	-10.58	-10.52 (09/30/2021)

Class Z	-10.15	-10.00 (09/30/2021)

Class R6	-10.08	-9.93 (09/30/2021)

Bloomberg US Aggregate Bond Index

	-9.47	-9.49

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

4	Visit our website at pgim.com/investments

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG Total Return Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.11	3.03	-0.10

Class C	0.08	2.36	-127.60

Class Z	0.12	3.40	-0.72

Class R6	0.13	3.50	2.39

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	47.5

AA	8.3

A	7.3

BBB	16.2

BB	11.1

B	6.1

CCC	0.8

Not Rated	0.9

Cash/Cash Equivalents	1.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG Total Return Bond Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG Total Return Bond Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 897.50	0.76%	$3.58
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Class C	Actual	$1,000.00	$ 894.20	1.51%	$7.09
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class Z	Actual	$1,000.00	$ 898.50	0.49%	$2.31
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

Class R6	Actual	$1,000.00	$ 899.20	0.39%	$1.84
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.5%

ASSET-BACKED SECURITIES 18.3%

Automobiles 0.4%

Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%	08/21/28	100	$99,345

Collateralized Loan Obligations 16.8%

Anchorage Capital Europe CLO (Ireland),
Series 1A, Class A2R, 144A	1.000	01/15/31	EUR 500	525,175
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.073(c)	10/20/31	250	247,507
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.539(c)	05/17/31	500	495,594
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.994(c)	10/15/30	250	247,625
Broad River Bsl Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.233(c)	07/20/34	535	526,959
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.143(c)	04/20/31	250	247,250
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.984(c)	07/18/30	500	496,195
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	2.293(c)	10/20/34	250	247,222
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.913(c)	10/20/34	250	246,152
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	2.414(c)	10/23/34	250	247,157
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.084(c)	10/23/34	250	243,514
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.894(c)	10/15/34	250	243,324

				4,013,674

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.1%

Lendmark Funding Trust,
Series 2021-02A, Class C, 144A	3.090%	04/20/32	100	$86,427
OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950	06/16/36	100	88,040
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	100	96,890

				271,357

TOTAL ASSET-BACKED SECURITIES
(cost $4,510,254)				4,384,376

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.1%
AOA Mortgage Trust,
Series 2021-1177, Class XCP, 144A	0.070(cc)	10/15/38	113,600	37,033
BANK,
Series 2020-BN25, Class A4	2.399	01/15/63	600	536,227
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)	2.505(c)	03/15/37	109	107,000
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.854(c)	10/15/36	85	83,081
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.204(c)	10/15/36	128	124,456
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4	3.838	09/10/47	400	399,771
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.704(c)	05/15/36	100	98,053
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	493,757
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2	2.320	03/15/53	600	534,164
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	294	281,803
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A4	2.322	10/15/54	500	433,149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $3,471,781)				3,128,494

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 39.0%

Aerospace & Defense 0.8%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	200	$186,362

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	55	56,868

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	20,300
Sr. Unsec’d. Notes	5.291	12/08/46	165	141,845
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	60	61,983

				224,128

Auto Parts & Equipment 0.5%

American Axle & Manufacturing, Inc., Gtd. Notes	5.000	10/01/29	125	107,708

Banks 8.2%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	125	114,549
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	283,366
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	200	177,717
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	200	174,210
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	293,472
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	115,952
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	284,048
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	334,445
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	177,344

				1,955,103

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	$49,310

Building Materials 0.9%

Owens Corning,
Sr. Unsec’d. Notes	3.950	08/15/29	220	212,961

Commercial Services 2.2%

Allied Universal Holdco LLC/Allied Universal Finance Corp./ Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	177,101
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46	75	67,613
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	86,614
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR 100	90,079
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48	100	98,963

				520,370

Diversified Financial Services 0.5%

Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	60	54,803
OneMain Finance Corp.,
Gtd. Notes	5.375	11/15/29	80	71,862

				126,665

Electric 3.1%

Avangrid, Inc.,
Sr. Unsec’d. Notes	3.200	04/15/25	115	113,140
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	205	174,887
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	198,580

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Kallpa Generacion SA (Peru),
Sr. Unsec’d. Notes, 144A	4.875%	05/24/26	200	$194,787
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	60	58,586

				739,980

Electronics 0.1%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	24,313

Energy-Alternate Sources 0.8%

Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, EMTN	5.650	12/24/24	200	200,419

Engineering & Construction 0.8%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	186,121

Entertainment 0.1%

Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	15	13,673
Gtd. Notes, 144A	5.141	03/15/52	10	8,946
Gtd. Notes, 144A	5.391	03/15/62	5	4,452

				27,071

Foods 1.5%

Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP 100	104,763
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes	7.500	07/08/26	GBP 100	122,917
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32	25	22,445
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP 100	111,913

				362,038

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.9%

Suzano Austria GmbH (Brazil), Gtd. Notes	6.000%	01/15/29	200	$202,322

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27	55	54,010

Healthcare-Products 0.4%

Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR 100	99,914

Healthcare-Services 1.8%

Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178	08/01/48	100	95,928
HCA, Inc., Sr. Sec’d. Notes	5.000	03/15/24	145	148,492
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	100	82,925
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.375	01/15/30	50	45,500
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	67,907

				440,752

Home Builders 1.5%

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	104,859
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	85	70,349
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	205	187,575

				362,783

Housewares 0.3%

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	85	71,124

Insurance 0.2%

Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	4.400	04/05/52	40	35,709

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.3%

Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250%	01/15/31	90	$82,407

Media 2.1%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	39,736
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	215	176,195
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52	60	43,631
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	45	42,183
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	55	52,512
Paramount Global, Sr. Unsec’d. Notes	5.850	09/01/43	50	50,367
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	3.750	07/15/30	EUR 100	89,671

				494,295

Oil & Gas 2.0%

Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30	230	214,750
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	80	79,285
Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31	200	174,768

				468,803

Packaging & Containers 0.6%

ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR 100	87,277
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	45	44,709

				131,986

Pharmaceuticals 0.8%

Bausch Health Cos., Inc., Gtd. Notes, 144A	5.000	02/15/29	25	17,589

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont'd.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	25	$17,348
Gtd. Notes, 144A	5.250	02/15/31	165	114,651
Viatris, Inc., Gtd. Notes	3.850	06/22/40	60	46,773

				196,361

Pipelines 0.5%

ONEOK, Inc., Gtd. Notes	4.450	09/01/49	140	119,539

Real Estate 0.8%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27	200	198,135

Real Estate Investment Trusts (REITs) 1.7%

Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	140	108,927
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	21,113
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32	70	66,343
Welltower, Inc., Sr. Unsec’d. Notes	3.100	01/15/30	125	114,957
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	110	105,999

				417,339

Retail 0.2%

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	60	54,195

Semiconductors 0.5%

Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	135	108,217

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 0.3%

Autodesk, Inc., Sr. Unsec’d. Notes	2.400%	12/15/31	90	$75,321

Telecommunications 3.1%

Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes	6.250	03/25/29	180	178,443
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP 100	113,883
T-Mobile USA, Inc., Sr. Sec’d. Notes	4.375	04/15/40	155	142,698
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30	375	304,674

				739,698

TOTAL CORPORATE BONDS (cost $10,860,876)				9,332,327

MUNICIPAL BONDS 1.4%

Indiana 0.3%

Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51	80	64,733

Michigan 0.2%

Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	21,243
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	40	37,898

				59,141

Minnesota 0.1%

University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	25	24,263

Missouri 0.3%

Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	81,177

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.5%

University of Virginia, Taxable, Revenue Bonds, Series A	3.227%	09/01/2119	165	$114,591

TOTAL MUNICIPAL BONDS (cost $445,200)				343,905

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.6%

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389(c)	09/25/41	250	238,076
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/28	387	386,770
Radnor Re Ltd. (Bermuda), Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.939(c)	12/27/33	225	223,562

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $863,557)				848,408

U.S. GOVERNMENT AGENCY OBLIGATIONS 5.1%

Federal National Mortgage Assoc.	3.000	TBA	250	235,205
Federal National Mortgage Assoc.	3.500	TBA	750	725,454
Federal National Mortgage Assoc.	4.000	TBA	250	247,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,214,023)				1,208,423

U.S. TREASURY OBLIGATIONS 16.0%

U.S. Treasury Bonds(k)	1.750	08/15/41	2,305	1,825,992
U.S. Treasury Bonds	1.875	11/15/51	235	184,255
U.S. Treasury Bonds	2.375	05/15/51	765	673,439
U.S. Treasury Notes	0.750	04/30/26	245	224,730
U.S. Treasury Notes	0.750	08/31/26	565	514,459

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)

U.S. Treasury Notes(k)	1.125%	08/31/28	200	$178,719
U.S. Treasury Strips Coupon	2.154(s)	05/15/43	455	226,327

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,464,522)				3,827,921

TOTAL LONG-TERM INVESTMENTS (cost $25,830,213)				23,073,854

			Shares
SHORT-TERM INVESTMENT 7.4%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares) (cost $1,756,989)			1,756,989	1,756,989

TOTAL INVESTMENTS 103.9% (cost $27,587,202)				24,830,843
Liabilities in excess of other assets(z) (3.9)%				(921,781)

NET ASSETS 100.0%				$23,909,062

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

TBA—To Be Announced
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U. S. Treasury Notes	Jun. 2022	$2,108,125	$(8,545)
34	5 Year U.S. Treasury Notes	Jun. 2022	3,830,844	(114,357)
9	10 Year U.S. Treasury Notes	Jun. 2022	1,072,406	(12,834)
1	20 Year U.S. Treasury Bonds	Jun. 2022	140,688	280
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	641,750	(62,748)

				(198,204)

Short Positions:
2	5 Year Euro-Bobl	Jun. 2022	268,337	12,249
1	10 Year Euro-Bund	Jun. 2022	162,030	14,259
1	10 Year U.S. Ultra Treasury Notes	Jun. 2022	129,000	10,874
1	Euro Schatz Index	Jun. 2022	116,197	1,808

				39,190

				$(159,014)

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/06/22	The Toronto-Dominion Bank	GBP	301	$382,903	$378,376	$—	$(4,527)
Euro,
Expiring 05/06/22	BNP Paribas S.A.	EUR	895	961,005	944,579	—	(16,426)

				$1,343,908	$1,322,955	—	(20,953)

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP 301	$396,967	$378,376	$18,591	$—
Expiring 06/06/22	The Toronto-Dominion Bank	GBP 301	382,892	378,391	4,501	—
Euro,
Expiring 05/06/22	Bank of America, N.A.	EUR 895	987,024	944,579	42,445	—
Expiring 06/02/22	BNP Paribas S.A.	EUR 895	962,131	945,772	16,359	—

			$2,729,014	$2,647,118	81,896	—

					$81,896	$(20,953)

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
GBP 310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$(4,295)	$16,096	$20,391

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR(T)	BNP Paribas S.A.	6/20/22	(3,000)	$190,776	$—	$190,776

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$190,776	$—

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$95,855
J.P. Morgan Securities LLC	—	178,719

Total	$—	$274,574

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$99,345	$—
Collateralized Loan Obligations	—	4,013,674	—
Consumer Loans	—	271,357	—
Commercial Mortgage-Backed Securities	—	3,128,494	—
Corporate Bonds.	—	9,332,327	—
Municipal Bonds.	—	343,905	—
Residential Mortgage-Backed Securities	—	848,408	—
U.S. Government Agency Obligations	—	1,208,423	—
U.S. Treasury Obligations	—	3,827,921	—
Short-Term Investment
Unaffiliated Fund	1,756,989	—	—

Total	$1,756,989	$23,073,854	$—

Other Financial Instruments*
Assets
Futures Contracts	$39,470	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	81,896	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreement.	$—	$20,391	$—
OTC Total Return Swap Agreement.	—	190,776	—

Total	$39,470	$293,063	$—

Liabilities
Futures Contracts	$(198,484)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(20,953)	—

Total	$(198,484)	$(20,953)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Collateralized Loan Obligations	16.8%
U.S. Treasury Obligations	16.0
Commercial Mortgage-Backed Securities	13.1
Banks	8.2
Unaffiliated Fund	7.4
U.S. Government Agency Obligations	5.1
Residential Mortgage-Backed Securities	3.6
Electric	3.1
Telecommunications	3.1
Commercial Services	2.2
Media	2.1
Oil & Gas	2.0
Healthcare-Services	1.8
Real Estate Investment Trusts (REITs)	1.7
Home Builders	1.5
Foods	1.5
Municipal Bonds	1.4
Consumer Loans	1.1
Auto Manufacturers	0.9
Building Materials	0.9
Forest Products & Paper	0.9
Energy-Alternate Sources	0.8
Real Estate	0.8
Pharmaceuticals	0.8

Aerospace & Defense	0.8%
Engineering & Construction	0.8
Packaging & Containers	0.6
Diversified Financial Services	0.5
Pipelines	0.5
Semiconductors	0.5
Auto Parts & Equipment	0.5
Healthcare-Products	0.4
Automobiles	0.4
Iron/Steel	0.3
Software	0.3
Housewares	0.3
Airlines	0.2
Retail	0.2
Gas	0.2
Beverages	0.2
Insurance	0.2
Entertainment	0.1
Electronics	0.1

103.9
Liabilities in excess of other assets	(3.9)

100.0%

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$81,896		Unrealized depreciation on OTC forward foreign currency exchange contracts	$20,953
Interest rate contracts	Due from/to broker-variation margin futures	39,470	*	Due from/to broker-variation margin futures	198,484	*
Interest rate contracts	Due from/to broker-variation margin swaps	20,391	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	190,776		—	—

		$332,533			$219,437

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$68,582	$—
Interest rate contracts	(146,620)	—	12,628

Total	$(146,620)	$68,582	$12,628

See Notes to Financial Statements.

24

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$61,833	$—
Interest rate contracts	(179,475)	—	208,281

Total	$(179,475)	$61,833	$208,281

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,415,323
Futures Contracts - Short Positions (1)	5,953,215
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,529,070
Forward Foreign Currency Exchange Contracts - Sold (2)	2,979,442
Interest Rate Swap Agreements (1)	574,993
Total Return Swap Agreements (1)	1,000,000

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$42,445	$—	$42,445	$—	$42,445
BNP Paribas S.A.	207,135	(16,426)	190,709	—	190,709

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC	$18,591	$—	$18,591	$—	$18,591
The Toronto-Dominion Bank	4,501	(4,527)	(26)	—	(26)

	$272,672	$(20,953)	$251,719	$—	$251,719

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets
Unaffiliated investments (cost $27,587,202)	$24,830,843
Foreign currency, at value (cost $16,223)	15,937
Receivable for investments sold	236,245
Unrealized appreciation on OTC swap agreements	190,776
Dividends and interest receivable	154,186
Unrealized appreciation on OTC forward foreign currency exchange contracts	81,896
Due from broker—variation margin swaps	2,766
Prepaid expenses and other assets	39,282

Total Assets	25,551,931

Liabilities
Payable for investments purchased	1,582,067
Management fee payable	23,270
Unrealized depreciation on OTC forward foreign currency exchange contracts	20,953
Due to broker—variation margin futures	11,558
Accrued expenses and other liabilities	3,729
Directors’ fees payable	982
Distribution fee payable	162
Affiliated transfer agent fee payable	142
Dividends payable	6

Total Liabilities	1,642,869

Net Assets	$23,909,062

Net assets were comprised of:
Common stock, at par	$2,696
Paid-in capital in excess of par	26,824,017
Total distributable earnings (loss)	(2,917,651)

Net assets, April 30, 2022	$23,909,062

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	27

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share, ($ 821,646 ÷ 92,598 shares of common stock issued and outstanding)	$8.87
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.17

Class C
Net asset value, offering price and redemption price per share, ($ 8,948 ÷ 1,009 shares of common stock issued and outstanding)	$8.87

Class Z
Net asset value, offering price and redemption price per share, ($ 551,803 ÷ 62,216 shares of common stock issued and outstanding)	$8.87

Class R6
Net asset value, offering price and redemption price per share, ($ 22,526,665 ÷ 2,539,716 shares of common stock issued and outstanding)	$8.87

See Notes to Financial Statements.

28

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Interest income (net of $320 foreign withholding tax)	$307,126
Unaffiliated dividend income	475
Affiliated dividend income	234
Income from securities lending, net (including affiliated income of $22)	104

Total income	307,939

Expenses
Management fee	53,576
Distribution fee(a)	232
Registration fees(a)	61,770
Audit fee	34,712
Custodian and accounting fees	27,646
Offering fees	13,642
Legal fees and expenses	8,989
Shareholders’ reports	5,032
Directors’ fees	4,862
Transfer agent’s fees and expenses (including affiliated expense of $298)(a)	717
Miscellaneous	6,712

Total expenses	217,890
Less: Fee waiver and/or expense reimbursement(a)	(170,006)

Net expenses	47,884

Net investment income (loss)	260,055

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12))	(132,000)
Futures transactions	(146,620)
Forward currency contract transactions	68,582
Swap agreement transactions	12,628
Foreign currency transactions	(995)

(198,405)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,736,414)
Futures	(179,475)
Forward currency contracts	61,833
Swap agreements	208,281
Foreign currencies	(1,825)

(2,647,600)

Net gain (loss) on investment and foreign currency transactions	(2,846,005)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,585,950)

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	29

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	184	48	—	—
Registration fees	19,811	19,811	19,436	2,712
Transfer agent’s fees and expenses	284	61	296	76
Fee waiver and/or expense reimbursement	(20,699)	(19,908)	(20,285)	(109,114)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	September 30, 2021* through October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$260,055	$36,535
Net realized gain (loss) on investment and foreign currency transactions	(198,405)	1,771
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,647,600)	2,527

Net increase (decrease) in net assets resulting from operations	(2,585,950)	40,833

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,707)	(15)
Class C	(78)	(7)
Class Z	(1,699)	(16)
Class R6	(330,183)	(42,483)

	(333,667)	(42,521)

Fund share transactions
Net proceeds from shares sold	1,415,370	25,044,000
Net asset value of shares issued in reinvestment of dividends and distributions	333,658	42,521
Cost of shares purchased	(5,182)	—

Net increase (decrease) in net assets from Fund share transactions	1,743,846	25,086,521

Total increase (decrease)	(1,175,771)	25,084,833

Net Assets:
Beginning of period	25,084,833	—

End of period	$23,909,062	$25,084,833

*	Commencement of operations.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	31

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.11)		-	(c)
Total from investment operations	(1.02)		0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.01)
Distributions from net realized gains	(0.01)		-
Total dividends and distributions	(0.11)		(0.01)
Net asset value, end of period	$8.87		$10.00
Total Return(d):	(10.25)%		0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$822		$14
Average net assets (000)	$149		$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.76	%(f)	0.76	%(g)
Expenses before waivers and/or expense reimbursement	28.83	%(f)	197.84	%(g)
Net investment income (loss)	1.88	%(f)	1.28	%(g)
Portfolio turnover rate(h)	45%		77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30, 2022		September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.10)		0.01
Total from investment operations	(1.05)		0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.01)
Distributions from net realized gains	(0.01)		-
Total dividends and distributions	(0.08)		(0.01)
Net asset value, end of period	$8.87		$10.00
Total Return(d):	(10.58)%		0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9		$10
Average net assets (000)	$10		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.51	%(f)	1.51	%(g)
Expenses before waivers and/or expense reimbursement	416.79	%(f)	210.89	%(g)
Net investment income (loss)	1.00	%(f)	0.55	%(g)
Portfolio turnover rate(h)	45%		77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.11)		0.01
Total from investment operations	(1.01)		0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.02)
Distributions from net realized gains	(0.01)		-
Total dividends and distributions	(0.12)		(0.02)
Net asset value, end of period	$8.87		$10.00
Total Return(c):	(10.15)%		0.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$552		$10
Average net assets (000)	$139		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.49	%(f)
Expenses before waivers and/or expense reimbursement	29.90	%(e)	205.91	%(f)
Net investment income (loss)	2.05	%(e)	1.57	%(f)
Portfolio turnover rate(g)	45%		77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended April 30, 2022		September 30, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.10)		-	(c)
Total from investment operations	(1.00)		0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.02)
Distributions from net realized gains	(0.01)		-
Total dividends and distributions	(0.13)		(0.02)
Net asset value, end of period	$8.87		$10.00
Total Return(d):	(10.08)%		0.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,527		$25,051
Average net assets (000)	$24,257		$24,942
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.39	%(g)
Expenses before waivers and/or expense reimbursement	1.30	%(f)	1.69	%(g)
Net investment income (loss)	2.14	%(f)	1.67	%(g)
Portfolio turnover rate(h)	45%		77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	35

Notes to Financial Statements  (unaudited)

1.   Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG Total Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

36

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM ESG Total Return Bond Fund	37

Notes to Financial Statements  (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

38

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM ESG Total Return Bond Fund	39

Notes to Financial Statements  (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific

40

referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

PGIM ESG Total Return Bond Fund	41

Notes to Financial Statements  (unaudited) (continued)

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded

42

as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the

PGIM ESG Total Return Bond Fund	43

Notes to Financial Statements  (unaudited) (continued)

date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

44

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.44% of average daily net assets up to $1 billion;	0.44%

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets from $10 billion to $50 billion;

0.37% of average daily net assets from $50 billion to $100 billion; and

0.36% of average daily net assets over $100 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.76%

C	1.51

Z	0.49

R6	0.39

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM ESG Total Return Bond Fund	45

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2022, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

46

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$11,476,746	$9,231,082

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$1,693,286	$1,326,126	$3,019,412	$—	$—	$—	—	$234

PGIM Institutional Money Market Fund(1)(b)(wa)

120,788	16,496	137,272	—	(12)	—	—	22	(2)

$1,814,074	$1,342,622	$3,156,684	$—	$(12)	$—		$256

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$27,589,060	$333,726	$(2,978,847)	$(2,645,121)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for

PGIM ESG Total Return Bond Fund	47

Notes to Financial Statements  (unaudited) (continued)

income tax is required in the Fund’s financial statements for the current reporting period.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

C	300,000,000

Z	400,000,000

R6	600,000,000

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,013	1.1%

C	1,009	100.0

Z	1,015	1.6

R6	2,539,716	100.0

48

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	94.2%

Unaffiliated	—	—

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	91,539	$849,967

Shares issued in reinvestment of dividends and distributions	190	1,704

Shares purchased	(534)	(5,182)

Net increase (decrease) in shares outstanding	91,195	$846,489

Period ended October 31, 2021*:

Shares sold	1,402	$14,000

Shares issued in reinvestment of dividends and distributions	1	15

Net increase (decrease) in shares outstanding	1,403	$14,015

Class C

Six months ended April 30, 2022:

Shares issued in reinvestment of dividends and distributions	8	$78

Net increase (decrease) in shares outstanding	8	$78

Period ended October 31, 2021*:

Shares sold	1,000	$10,000

Shares issued in reinvestment of dividends and distributions	1	7

Net increase (decrease) in shares outstanding	1,001	$10,007

Class Z

Six months ended April 30, 2022:

Shares sold	61,026	$565,403

Shares issued in reinvestment of dividends and distributions	188	1,699

Net increase (decrease) in shares outstanding	61,214	$567,102

Period ended October 31, 2021*:

Shares sold	1,000	$10,000

Shares issued in reinvestment of dividends and distributions	2	16

Net increase (decrease) in shares outstanding	1,002	$10,016

PGIM ESG Total Return Bond Fund	49

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares issued in reinvestment of dividends and distributions	34,468	$ 330,177
Net increase (decrease) in shares outstanding	34,468	$ 330,177

Period ended October 31, 2021*:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	4,248	42,483
Net increase (decrease) in shares outstanding	2,505,248	$25,052,483

*	Commencement of operations was September 30, 2021.

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

50

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be

PGIM ESG Total Return Bond Fund	51

Notes to Financial Statements  (unaudited) (continued)

subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

52

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend

PGIM ESG Total Return Bond Fund	53

Notes to Financial Statements  (unaudited) (continued)

exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt

54

securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes

PGIM ESG Total Return Bond Fund	55

Notes to Financial Statements  (unaudited) (continued)

to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

56

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide. Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that

PGIM ESG Total Return Bond Fund	57

Notes to Financial Statements  (unaudited) (continued)

may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

58

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM ESG Total Return Bond Fund	59

This Page Intentionally Left Blank

This Page Intentionally Left Blank

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG TOTAL RETURN BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAIWX	PAIYX	PAIZX	PAJBX

CUSIP	74440B785	74440B777	74440B769	74440B751

MF246E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022